        As filed with the Securities and Exchange Commission on January 29, 2010

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 71 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 73 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                        Charles A. Brawley, III, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on ________________, pursuant to paragraph (b)

/X/  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 71 to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the funds' prospectuses to the Summary Prospectus Rule as set forth in
                    17 C.F.R. Parts 230, 232, 239, and 274.

                Lincoln Variable Insurance Products Trust

                     LVIP Baron Growth Opportunities Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Baron Growth Opportunities Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Baron Growth Opportunities Fund is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 1.00%
 Distribution and/or Service (12b-1) fees                                                       0.00%
 Other Expenses                                                                                 0.09%
 Total Annual Fund Operating Expenses                                                           1.09%
 Less Expense Reimbursement1                                                                   (0.05%)
 Net Expenses                                                                                   1.04%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.04% of the average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and will renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP Baron Growth Opportunities Fund                                         1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $106     $342      $596    $1,324

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 (Reg. TM) Index. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2500(TM) Index. The Russell 2500 Index measures those companies with lower price-to-book ratios and lower forecasted growth values. The fund may also invest in other equity-type securities, including but not limited to preferred stock and convertible securities.

The fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The fund may make significant investments in companies in which the sub-adviser has great conviction. Of course, there is no guarantee the fund will be successful at achieving its investment goals.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

2  LVIP Baron Growth Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(38.98%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: 1.10%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.11)%.

                                              Average Annual Total Return
                                              For periods ended 12/31/08
                                         -------------------------------------
                                             1 year     5 years    Lifetime*
                                         ------------- --------- -------------
  LVIP Baron Growth Opportunities Fund       (38.98%)  N/A           (29.10%)
        Russell 2000 (Reg. TM) Index**       (33.79%)  N/A           (27.44%)

* The fund's lifetime began June 5, 2007. Lifetime index performance began on June 1, 2007.

** The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. The Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: BAMCO, Inc.

Portfolio Manager(s)   Company Title                          Experience w/Fund
---------------------- -------------------------------------- ---------------------
Ronald Baron           Chief Executive Officer and Chairman   Since September 1998

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Baron Growth Opportunities Fund                                         3

Investment Objective and Strategies
The investment objective of the LVIP Baron Growth Opportunities Fund (fund) is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

The fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 (Reg. TM) Index. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The Russell 2500 Index measures those companies with lower price-to-book ratios and lower forecasted growth values.

The fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Of course, there can be no guarantee that the sub-adviser will be successful in achieving the fund's objectives. Because of its long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The fund may make significant investments in companies in which the sub-adviser has great conviction. Of course, there can be no guarantee the fund will be successful at achieving its investment goals.

The fund may also invest in other equity-type securities, including but not limited to preferred stock and convertible securities. The fund's Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments, and therefore the value of the fund's shares held under your contract, to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

4

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 1.00% of the fund's average net assets).
Sub-Adviser            BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153. BAMCO, Inc. is responsible for the day-to-day management of the fund since its inception date.
Portfolio Manager(s)   Ronald Baron is responsible for day-to-day management of the fund. Mr. Baron has been the chief execu-
                       tive officer and chairman of BAMCO, Inc. and its parent company, Baron Capital Group, Inc. (BCG), since their inception in 1987 and 1984, respectively. Mr. Baron, with his family, is the principal owner of BCG.
                       Mr. Baron has over 37 years of investment management experience.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                      LVIP Baron Growth Opportunities Fund
                                                                              Standard Class1,4,18
                                                                                   Year Ended
                                                                     12/31/2009    12/31/2008     12/31/2007
                                                                    ------------ -------------- -------------
Net asset value, beginning of period...............................                $ 29.986       $31.455
Income (loss) from investment operations:
Net investment income (loss).......................................                  (0.095)        0.009
Net realized and unrealized gain (loss) on investments.............                 (11.146)       (1.478)
                                                                    ------------   --------       --------
Total from investment operations...................................                 (11.241)       (1.469)
                                                                    ------------   --------       --------
Less dividends and distributions from:
Net investment income..............................................                       -             -
Net realized gain on investments...................................                  (1.359)            -
                                                                    ------------   --------       --------
Total dividends and distributions..................................                  (1.359)            -
                                                                    ------------   --------       --------
Net asset value, end of period.....................................                $ 17.386       $29.986
                                                                    ############   ########       ########
Total return.......................................................                  (38.98%)       (4.67%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                $ 28,648       $16,095
Ratio of expenses to average net assets............................                    1.04%45       1.04%45
Ratio of net investment income (loss) to average net assets........                   (0.38%)        0.05%
Portfolio turnover.................................................                      23%           23%42

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

18 Operations related to the Standard Class of the fund commenced June 5, 2007.
   2007 ratios have been annualized and total return has not been annualized.

42 The Portfolio turnover is representative of the fund for the entire year.

45 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Baron Growth Opportunities Fund would have been 1.09% for 2008 and 1.08% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Baron Growth Opportunities Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Baron Growth Opportunities Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Baron Growth Opportunities Fund is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 1.00%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.09%
 Total Annual Fund Operating Expenses                                                           1.34%
 Less Expense Reimbursement1                                                                   (0.05%)
 Net Expenses                                                                                   1.29%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and will renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP Baron Growth Opportunities Fund                                         1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $131     $420      $729    $1,608

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 (Reg. TM) Index. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2500(TM) Index. The Russell 2500 Index measures those companies with lower price-to-book ratios and lower forecasted growth values. The fund may also invest in other equity-type securities, including but not limited to preferred stock and convertible securities.

The fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The fund may make significant investments in companies in which the sub-adviser has great conviction. Of course, there is no guarantee the fund will be successful at achieving its investment goals.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

2  LVIP Baron Growth Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000        2001    2002         2003    2004    2005   2006    2007     2008
35.8%                 (2.7%)     12.3%    (14.2%)     30.0%   25.6%   3.4%   15.5%   3.42%     (39.13%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2001 at: 21.90%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.15)%.

                                             Average Annual Total Return
                                              For periods ended 12/31/08
                                         ------------------------------------
                                             1 year       5 years    10 years
                                         ------------- ------------ ---------
  LVIP Baron Growth Opportunities Fund       (39.13%)      (1.14%)  4.58%
         Russell 2000 (Reg. TM) Index*       (33.79%)      (0.93%)  3.02%

** The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. The Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: BAMCO, Inc.

Portfolio Manager(s)   Company Title                          Experience w/Fund
---------------------- -------------------------------------- ---------------------
Ronald Baron           Chief Executive Officer and Chairman   Since September 1998

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Baron Growth Opportunities Fund                                         3

Investment Objective and Strategies
The investment objective of the LVIP Baron Growth Opportunities Fund (fund) is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

The fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 (Reg. TM) Index. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The Russell 2500 Index measures those companies with lower price-to-book ratios and lower forecasted growth values.

The fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Of course, there can be no guarantee that the sub-adviser will be successful in achieving the fund's objectives. Because of its long term approach, the fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The fund may make significant investments in companies in which the sub-adviser has great conviction. Of course, there can be no guarantee the fund will be successful at achieving its investment goals.

The fund may also invest in other equity-type securities, including but not limited to preferred stock and convertible securities. The fund's Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments, and therefore the value of the fund's shares held under your contract, to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

4

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 1.00% of the fund's average net assets).
Sub-Adviser            BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153. BAMCO, Inc. is responsible for the day-to-day management of the fund since its inception date.
Portfolio Manager(s)   Ronald Baron is responsible for day-to-day management of the fund. Mr. Baron has been the chief execu-
                       tive officer and chairman of BAMCO, Inc. and its parent company, Baron Capital Group, Inc. (BCG), since their inception in 1987 and 1984, respectively. Mr. Baron, with his family, is the principal owner of BCG.
                       Mr. Baron has over 37 years of investment management experience.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                            LVIP Baron Growth Opportunities Fund Service Class3,5,9
                                                                                  Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006    12/31/2005
                                                     ------------ -------------- -------------- ------------ -------------
Net asset value, beginning of period................                $ 29.944        $32.302       $27.961       $27.053
Income (loss) from investment operations:
Net investment income (loss)........................                  (0.156)        (0.124)       (0.240)       (0.294)
Net realized and unrealized gain (loss) on investment                (11.114)         1.314         4.581         1.202
                                                     ------------   ---------       -------       -------       -------
Total from investment operations....................                 (11.270)         1.190         4.341         0.908
                                                     ------------   ---------       -------       -------       -------
Less dividends and distributions from:
Net investment income...............................                       -              -             -             -
Net realized gain on investments....................                  (1.359)        (3.548)            -             -
                                                     ------------   ---------       -------       -------       -------
Total dividends and distributions...................                  (1.359)        (3.548)            -             -
                                                     ------------   ---------       -------       -------       -------
Net asset value, end of period......................                $ 17.315        $29.944       $32.302       $27.961
                                                     ############   #########       #######       #######       #######
Total return........................................                  (39.13%)         3.42%        15.53%         3.36%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $212,368        $344,883      $310,952      $292,424
Ratio of expenses to average net assets.............                    1.29%17        1.29%17       1.32%         1.34%
Ratio of net investment income (loss) to average net
 assets.............................................                   (0.63%)        (0.39%)       (0.77%)       (1.01%)
Portfolio turnover..................................                      23%            23%           12%           19%

3 Effective June 5, 2007, the fund received all of the assets and liabilities of the Baron Capital Asset Fund, a series of the Baron Capital Funds Trust (the "Baron Fund"). The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

9 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008 and 2007.

17 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Baron Growth Opportunities Fund would have been 1.34% for 2008 and 1.32% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Capital Growth Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Capital Growth Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Capital Growth Fund is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.72%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.09%
 Total Annual Fund Operating Expenses                                                           0.81%
 Less Expense Reimbursement1                                                                   (0.03%)
 Net Expenses                                                                                   0.78%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.78% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $80      $256      $447      $999

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

LVIP Capital Growth Fund                                                     1

Principal Investment Strategies

The fund pursues its objective by primarily in equity securities of large U.S. companies. The equity securities in which the fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds
(ETFs). The fund may also invest up to 25% of its total assets in foreign equity securities.

The fund invests in stocks of successful, large, growing companies. The fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long-term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then applied with a rigorous price discipline.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its down side risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below the median.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

2  LVIP Capital Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000          2001          2002          2003     2004    2005    2006    2007     2008
44.66%                (13.46%)      (25.19%)      (31.12%)     26.97%   9.47%   4.77%   4.80%   16.76%    (41.59%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 30.98%.

The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (26.15)%.

                                               Average Annual Total Return
                                               For periods ended 12/31/08
                                         ---------------------------------------
                                             1 year       5 years     10 years
                                         ------------- ------------ ------------
              LVIP Capital Growth Fund       (41.59%)      (3.90%)      (3.90%)
  Russell 1000 (Reg. TM) Growth Index*       (38.44%)      (3.42%)      (4.27%)

* The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wellington Management Company, LLP

Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
Andrew J. Shilling     Senior Vice President and Equity Portfolio Manager   Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Capital Growth Fund                                                     3

Investment Objective and Strategies
The investment objective of the LVIP Capital Growth Fund (fund) is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in equity securities of large U.S. companies. The equity securities in which the fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds (ETF's). The fund may also invest up to 25% of its total assets in foreign equity securities.

The fund invests in stocks of successful, large, growing companies. The fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its down side risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below the median. The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC

4

order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.72% of the fund's average net assets).
Sub-Adviser            Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Manage-
                       ment is a professional investment counseling firm which provides investment services to investment com-
                       panies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of
                       December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.
Portfolio Manager(s)   Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management,
                       has served as the Portfolio Manager for the fund since 2004. Mr. Shilling joined Wellington Management as an investment professional in 1994.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

                                                                               5

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

6

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                LVIP Capital Growth Fund Standard Class2,4,27,31
                                                                                   Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006    12/31/2005
                                                     ------------ -------------- -------------- ------------ --------------
Net asset value, beginning of period................                $ 27.511        $23.586       $ 22.507      $21.513
Income (loss) from investment operations:
Net investment income (loss)........................                   0.068          0.045          0.029            -
Net realized and unrealized gain (loss) on investment                (11.511)         3.906          1.051        1.021
                                                     ------------   ---------       -------       --------      -------
Total from investment operations....................                 (11.443)         3.951          1.080        1.021
                                                     ------------   ---------       -------       --------      -------
Less dividends and distributions from:
Net investment income...............................                  (0.049)        (0.026)        (0.001)      (0.027)
Net realized gain on investments....................                       -              -              -            -
                                                     ------------   ---------       -------       --------      -------
Total dividends and distributions...................                  (0.049)        (0.026)        (0.001)      (0.027)
                                                     ------------   ---------       -------       --------      -------
Net asset value, end of period......................                $ 16.019        $27.511       $ 23.586      $22.507
                                                     ############   #########       #######       ########      #######
Total return........................................                  (41.59%)        16.76%          4.80%        4.77%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $145,464        $262,609      $165,411      $174,988
Ratio of expenses to average net assets.............                    0.78%46        0.78%46        0.80%        0.80%
Ratio of net investment income (loss) to average net
 assets.............................................                    0.31%          0.18%          0.13%        0.00%43
Portfolio turnover..................................                     106%           104%            89%          77%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

27 Commencing May 1, 2004, Wellington Management Company LLP replaced Janus
   Capital Management as the fund's sub-adviser.

31 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

43 The ratio calculates to less than 0.005%.

46 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Capital Growth Fund would have been 0.81% for 2008 and 0.80% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Capital Growth Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Capital Growth Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Capital Growth Fund is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.72%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.09%
 Total Annual Fund Operating Expenses                                                           1.06%
 Less Expense Reimbursement1                                                                   (0.03%)
 Net Expenses                                                                                   1.03%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.03% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $105     $334      $582    $1,291

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

LVIP Capital Growth Fund                                                     1

Principal Investment Strategies

The fund pursues its objective by primarily in equity securities of large U.S. companies. The equity securities in which the fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds
(ETFs). The fund may also invest up to 25% of its total assets in foreign equity securities.

The fund invests in stocks of successful, large, growing companies. The fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long-term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then applied with a rigorous price discipline.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its down side risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below the median.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

2  LVIP Capital Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(41.73%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: 7.87%

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.49%)

                                              Average Annual Total Return
                                              For periods ended 12/31/08
                                         -------------------------------------
                                             1 year     5 years    Lifetime**
                                         ------------- --------- -------------
              LVIP Capital Growth Fund       (41.73%)  N/A           (22.24%)
  Russell 1000 (Reg. TM) Growth Index*       (38.44%)  N/A           (22.71%)

* The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The fund's lifetime began April 30, 2007. Lifetime index performance began on May 1, 2007.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wellington Management Company, LLP

Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
Andrew J. Shilling     Senior Vice President and Equity Portfolio Manager   Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Capital Growth Fund                                                     3

Investment Objective and Strategies
The investment objective of the LVIP Capital Growth Fund (fund) is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in equity securities of large U.S. companies. The equity securities in which the fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds (ETF's). The fund may also invest up to 25% of its total assets in foreign equity securities.

The fund invests in stocks of successful, large, growing companies. The fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its down side risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below the median. The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC

4

order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.72% of the fund's average net assets).
Sub-Adviser            Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Manage-
                       ment is a professional investment counseling firm which provides investment services to investment com-
                       panies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of
                       December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.
Portfolio Manager(s)   Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management,
                       has served as the Portfolio Manager for the fund since 2004. Mr. Shilling joined Wellington Management as an investment professional in 1994.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

                                                                               5

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

6

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                         LVIP Capital Growth Fund Service Class1,5,6
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 27.494          $24.406
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.018           (0.027)
Net realized and unrealized gain (loss) on investments.............                       (11.492)           3.115
                                                                       ------------      --------          --------
Total from investment operations...................................                       (11.474)           3.088
                                                                       ------------      --------          --------
Less dividends and distributions from:
Net investment income..............................................                             -                -
Net realized gain on investments...................................                             -                -
                                                                       ------------      --------          --------
Total dividends and distributions..................................                             -                -
                                                                       ------------      --------          --------
Net asset value, end of period.....................................                      $ 16.020          $27.494
                                                                       ############      ########          ########
Total return.......................................................                        (41.73%)          12.65%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $  8.308          $ 1,989
Ratio of expenses to average net assets............................                          1.03%18          1.03%18
Ratio of net investment income (loss) to average net assets........                          0.06%           (0.15%)
Portfolio turnover.................................................                           106%             104%10

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

18 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Capital Growth Fund would have been 1.06% for 2008 and 1.06% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Cohen & Steers Global Real Estate Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Cohen & Steers Global Real Estate Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund
(fund) is to seek total return through a combination of current income and long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.95%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.18%
 Total Annual Fund Operating Expenses                                                           1.13%
 Less Fee Waiver Reimbursement 1                                                               (0.22%)
 Net Expenses                                                                                   0.91%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% on the first $250 million of average net assets of the fund and 0.32% on the excess over $250 million of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The information in the expense table has been restated to reflect that the expense reimbursement agreement with LIA was terminated effective April 30, 2009.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waiver for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $93      $337      $601    $1,355

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

LVIP Cohen & Steers Global Real Estate Fund                                  1

Principal Investment Strategies

The fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

Under normal circumstances, at least 80% of the fund's assets will be invested in securities of companies in the real estate industry including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The fund is classified as non-diversified.

The sub-adviser adheres to an integrated, relative value investment process to achieve the total return objective. In this regard, a proprietary valuation model ranks global securities on price-to-net asset value (NAV), which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Real Estate Sector Risk: Since the fund is concentrated in the real estate industry, it is less diversified than other funds investing in a broad range of industries and, therefore, could experience price declines when conditions are unfavorable in the real estate industry.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

2  LVIP Cohen & Steers Global Real Estate Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the first quarter of 2008 at: (3.34%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (30.46%).

                                                     Average Annual Total Return
                                                     For periods ended 12/31/08
                                                -------------------------------------
                                                    1 year     5 years    Lifetime*
                                                ------------- --------- -------------
  LVIP Cohen & Steers Global Real Estate Fund       (42.03%)  N/A           (36.36%)
  FTSE EPRA/NAREIT Global Real Estate Index**       (47.72%)  N/A           (37.57%)

* The fund's lifetime began April 30, 2007.

**The FTSE EPRA/NAREIT Global Real Estate Index tracks the performance of the listed real estate companies and REITS worldwide. Index constituents are free-float adjusted, liquidity, size and revenue screened.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Cohen & Steers Capital Management, Inc.

Portfolio Manager(s)   Company Title           Experience w/Fund
---------------------- ----------------------- ------------------
Joe Harvey             President               Since May 2007
Scott Crowe            Senior Vice President   Since April 2008
Chip McKinley          Senior Vice President   Since April 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Cohen & Steers Global Real Estate Fund                                  3

Investment Objective and Strategies
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund
(fund) is total return through a combination of current income and long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The sub-adviser adheres to an integrated, relative value investment process to achieve the total return objective. In this regard, a proprietary valuation model ranks global securities on price-to-net asset value (NAV), which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model's output and drive the portfolio managers' investment decision.

Under normal circumstances, at least 80% of the fund's assets will be invested in securities of companies in the real estate industry, including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The fund is classified as non-diversified.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate. Loss of money is a risk of investing in the fund.

Since the fund is concentrated in the real estate industry, it is less diversified than stock funds investing in a broad range of industries and, therefore, could experience price declines when conditions are unfavorable in the market sector or industry in which it invests. For example, investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, interest rates, changing demographic patterns and government actions. In addition, because the fund is considered non-diversified, the fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Foreign currency fluctuations or economic or financial instability in a foreign country could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring the fund's withdrawal of assets from the country.

Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

4

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.73% of the fund's average net assets).
Sub-Adviser            Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), 280 Park Avenue, New York, New York
                       10017 is responsible for the day-to-day management of the fund.
Portfolio Manager(s)   Joseph Harvey, president, has been the global chief investment officer of Cohen & Steers since December
                       2004. Prior to that, he served as senior vice president and director of investment research. Before joining
                       the firm in 1992, Mr. Harvey was a vice president with Robert A. Stanger Co. for five years, where he was
                       an analyst specializing in real estate and related securities for the firm's research and consulting activities.
                       Mr. Harvey has a BSE degree from Princeton University.
                       Scott Crowe, senior vice president, is the global research strategist and a portfolio manager for Cohen
                       &
                       Steers' global and international portfolios. He has 11 years of experience. Prior to joining the firm in
                       2007,
                       Mr. Crowe was an executive director at UBS and served as global head of real estate. He also worked at
                       UBS Warburg as a real estate analyst. Mr. Crowe has a Bachelor of commerce degree from the University of New South Wales and completed a year in Finance Honors at the University of Technology, Sydney.
                       from the Wharton School.
                       Chip McKinley, senior vice president, is a portfolio manager for Cohen & Steers' global real estate portfo-
                       lios. He has 13 year of experience. Prior to joining the firm in 2007, Mr. McKinley was a portfolio manager
                       and REIT analyst at Franklin Templeton Real Estate Advisors. Previously, he was with Fidelity
                       Investments
                       and Cayuga Fund. Mr. McKinley has a BA degree from Southern Methodist University and an MBA degree from Cornell University.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

                                                                               5

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

6

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                     LVIP Cohen & Steers Global Real Estate
                                                                            Fund Standard Class1,4,17
                                                                                   Year Ended
                                                                     12/31/2009    12/31/2008     12/31/2007
                                                                    ------------ -------------- -------------
Net asset value, beginning of period...............................                $  8.051       $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                   0.167          0.111
Net realized and unrealized gain (loss) on investments.............                  (3.534)        (2.013)
                                                                    ------------   --------       ---------
Total from investment operations...................................                  (3.367)        (1.902)
                                                                    ------------   --------       ---------
Less dividends and distributions from:
Net investment income..............................................                  (0.093)        (0.047)
Net realized gain on investments...................................                       -              -
                                                                    ------------   --------       ---------
Total dividends and distributions..................................                  (0.093)        (0.047)
                                                                    ------------   --------       ---------
Net asset value, end of period.....................................                $  4.591       $  8.051
                                                                    ############   ########       #########
Total return.......................................................                  (42.03%)       (19.04%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                $ 97,428       $151,254
Ratio of expenses to average net assets............................                    0.85%47        0.85%47
Ratio of net investment income (loss) to average net assets........                    2.48%          1.89%
Portfolio turnover.................................................                     125%            84%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

17 Operations related to the Standard Class of the fund commenced April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

47 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Cohen & Steers Global Real Estate Fund would have been 1.13% for 2008 and 1.10% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Cohen & Steers Global Real Estate Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        9


LVIP Cohen & Steers Global Real Estate Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund
(fund) is to seek total return through a combination of current income and long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.95%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.18%
 Total Annual Fund Operating Expenses                                                           1.38%
 Less Fee Waiver Reimbursement1                                                                (0.22%)
 Net Expenses                                                                                   1.16%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% on the first $250,000,000 of average net assets of the fund and 0.32% on the excess over $250,000,000 of average daily net assets of the fund. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The information in the expense table has been restated to reflect that the expense reimbursement agreement with LIA was terminated effective April 30, 2009.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $118     $415   734       1,638

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

LVIP Cohen & Steers Global Real Estate Fund                                  1

Principal Investment Strategies

The fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

Under normal circumstances, at least 80% of the fund's assets will be invested in securities of companies in the real estate industry including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The fund is classified as non-diversified.

The sub-adviser adheres to an integrated, relative value investment process to achieve the total return objective. In this regard, a proprietary valuation model ranks global securities on price-to-net asset value (NAV), which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Real Estate Sector Risk: Since the fund is concentrated in the real estate industry, it is less diversified than other funds investing in a broad range of industries and, therefore, could experience price declines when conditions are unfavorable in the real estate industry.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

2  LVIP Cohen & Steers Global Real Estate Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the first quarter of 2008 at: (3.39%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (30.49%).

                                                     Average Annual Total Return
                                                     For periods ended 12/31/08
                                                -------------------------------------
                                                    1 year     5 years    Lifetime*
                                                ------------- --------- -------------
  LVIP Cohen & Steers Global Real Estate Fund       (42.17%)  N/A           (36.52%)
  FTSE EPRA/NAREIT Global Real Estate Index**       (47.72%)  N/A           (37.57%)

* The fund's lifetime began April 30, 2007.

**The FTSE EPRA/NAREIT Index tracks the performance of the listed real estate companies and REITS worldwide. Index constituents are free-float adjusted, liquidity, size and revenue screened.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Cohen & Steers Capital Management, Inc.

Portfolio Manager(s)   Company Title           Experience w/Fund
---------------------- ----------------------- ------------------
Joe Harvey             President               Since May 2007
Scott Crowe            Senior Vice President   Since April 2008
Chip McKinley          Senior Vice President   Since April 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Cohen & Steers Global Real Estate Fund                                  3

Investment Objective and Strategies
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund
(fund) is total return through a combination of current income and long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The sub-adviser adheres to an integrated, relative value investment process to achieve the total return objective. In this regard, a proprietary valuation model ranks global securities on price-to-net asset value (NAV), which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model's output and drive the portfolio managers' investment decision.

Under normal circumstances, at least 80% of the fund's assets will be invested in securities of companies in the real estate industry, including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. The fund is classified as non-diversified.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate. Loss of money is a risk of investing in the fund.

Since the fund is concentrated in the real estate industry, it is less diversified than stock funds investing in a broad range of industries and, therefore, could experience price declines when conditions are unfavorable in the market sector or industry in which it invests. For example, investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, interest rates, changing demographic patterns and government actions. In addition, because the fund is considered non-diversified, the fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Foreign currency fluctuations or economic or financial instability in a foreign country could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring the fund's withdrawal of assets from the country.

Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

4

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.73% of the fund's average net assets).
Sub-Adviser            Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), 280 Park Avenue, New York, New York
                       10017 is responsible for the day-to-day management of the fund.
Portfolio Manager(s)   Joseph Harvey, president, has been the global chief investment officer of Cohen & Steers since December
                       2004. Prior to that, he served as senior vice president and director of investment research. Before joining
                       the firm in 1992, Mr. Harvey was a vice president with Robert A. Stanger Co. for five years, where he was
                       an analyst specializing in real estate and related securities for the firm's research and consulting activities.
                       Mr. Harvey has a BSE degree from Princeton University.
                       Scott Crowe, senior vice president, is the global research strategist and a portfolio manager for Cohen
                       &
                       Steers' global and international portfolios. He has 11 years of experience. Prior to joining the firm in
                       2007,
                       Mr. Crowe was an executive director at UBS and served as global head of real estate. He also worked at
                       UBS Warburg as a real estate analyst. Mr. Crowe has a Bachelor of commerce degree from the University of New South Wales and completed a year in Finance Honors at the University of Technology, Sydney.
                       from the Wharton School.
                       Chip McKinley, senior vice president, is a portfolio manager for Cohen & Steers' global real estate portfo-
                       lios. He has 13 year of experience. Prior to joining the firm in 2007, Mr. McKinley was a portfolio manager
                       and REIT analyst at Franklin Templeton Real Estate Advisors. Previously, he was with Fidelity
                       Investments
                       and Cayuga Fund. Mr. McKinley has a BA degree from Southern Methodist University and an MBA degree from Cornell University.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

                                                                               5

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

6

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                               7

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                     LVIP Cohen & Steers Global Real Estate
                                                                            Fund Service Class1,5,44
                                                                                   Year Ended
                                                                     12/31/2009    12/31/2008     12/31/2007
                                                                    ------------ -------------- -------------
Net asset value, beginning of period...............................                $  8.049       $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                   0.151          0.097
Net realized and unrealized gain (loss) on investments.............                  (3.528)        (2.013)
                                                                    ------------   --------       --------
Total from investment operations...................................                  (3.377)        (1.916)
                                                                    ------------   --------       --------
Less dividends and distributions from:
Net investment income..............................................                  (0.074)        (0.035)
Net realized gain on investments...................................                       -              -
                                                                    ------------   --------       --------
Total dividends and distributions..................................                  (0.074)        (0.035)
                                                                    ------------   --------       --------
Net asset value, end of period.....................................                $  4.598       $  8.049
                                                                    ############   ########       ########
Total return.......................................................                  (42.17%)       (19.18%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                $ 42,103       $ 34,207
Ratio of expenses to average net assets............................                    1.10%19        1.10%19
Ratio of net investment income (loss) to average net assets........                    2.23%          1.64%
Portfolio turnover.................................................                     125%            84%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

19 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Cohen & Steers Global Real Estate Fund would have been 1.38% for 2008 and 1.35% for 2007.

44 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Columbia Value Opportunities Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Columbia Value Opportunities Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Columbia Value Opportunities Fund (fund), is to seek long-term capital appreciation by investing in securities of small-cap companies.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 1.05%
 Distribution and/or Service (12b-1) fees                                                      None
 Other Expenses                                                                                 0.20%
 Total Annual Fund Operating Expenses                                                           1.25%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.34% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $127     $397      $686    $1,511

LVIP Columbia Value Opportunities Fund                                       1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 200 Index with lower price-to-book ratios and lower forecasted growth values. The fund may also invest in real estate investment trusts (REITs). The fund may also invest up to 20% of its assets in foreign securities.

The fund seeks to invest in companies that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors. The fund considers various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The fund also considers a company's current operating margins relative to its historic range and future potential. The fund also looks for potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. Securities may be sold when a security's price reaches a set target, if there is deterioration in the issuer's financial circumstances or fundamental prospects, if other investments are deemed more attractive, or for other reasons.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.

2  LVIP Columbia Value Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2002                 2003     2004     2005    2006     2007     2008
(12.64%)             35.79%   19.77%   5.10%   10.28%   1.80%     (33.95%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 15.62%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (24.40%).

                                                Average Annual Total Return
                                                 For periods ended 12/31/08
                                           --------------------------------------
                                               1 year       5 years    Lifetime**
                                           ------------- ------------ -----------
  LVIP Columbia Value Opportunities Fund       (33.95%)      (1.37%)      2.77%
     Russell 2000 (Reg. TM) Value Index*       (28.92%)       0.27%       5.38%

* The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 with lower price-to-book ratios and lower forecasted growth values.

**Return calculated from inception date, 5/1/01.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Columbia Management Advisors, LLC

Portfolio Manager(s)             Company Title       Experience w/Fund
-------------------------------- ------------------- ------------------
Christian K. Stadlinger (lead)   Managing Director   2 years
Jarl Ginsberg (co-manager)       Director            2 years

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Columbia Value Opportunities Fund                                       3

Investment Objective and Strategies
The investment objective of the LVIP Columbia Value Opportunities Fund (fund), is to seek long-term capital appreciation by investing securities of small-cap companies. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 with lower price-to-book ratios and lower forecasted growth values. The fund may also invest in real estate investment trusts (REIT). The fund may also invest up to 20% of its assets in foreign securities.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund's portfolio. The sub-adviser considers, among other factors:
  o business that are believed to be fundamentally sound and undervalued due to investor difference, investor misperception of company prospectus, or other factors.
  o various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The sub-adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  o a company's current operating margins relative to its historic range and future potential.
  o potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The sub-adviser may sell a security when the security's price reaches a target set by the sub-adviser, if the sub-adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospectus, or that other investments are more attractive, or for other reasons.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

Value stocks may never reach what the sub-adviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations and economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

Real Estate Investment Trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and, or by changes in the prospect for earnings and, or cash flow growth of the REIT itself. In addition, certain risks associated with general real estate ownership apply to the the fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

4

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 1.05% of the fund's average net assets).
Sub-Adviser            Columbia Management Advisors, LLC ("Columbia Management"), 100 Federal Street, Boston Massachu-
                       setts 02110, is a registered investment adviser and indirect, wholly-owned subsidiary of Bank of America
                       Corporation. Columbia Management acts as investment adviser for individuals, corporations, private investment companies and financial institutions. As of December 31, 2008, Columbia Management had
                       assets under management totaling approximately $386 billion. In rendering investment advisory services,
                       Columbia Management may use the research and other resources of affiliates and third parties. Dalton,
                       Greiner, Hartman, Maher & Company served as sub-adviser to the fund through October 12, 2007. The change in sub-advisers will not affect the aggregate investment advisory fees paid by shareholders.
Portfolio Manager(s)   Christian K. Stadlinger, a Managing Director of Columbia Management is the lead portfolio manager and is responsible for the day-to-day management of the fund. Dr. Stadlinger has been associated with Columbia
                       Management or its predecessor since 2002. Dr. Stadlinger earned his master's degree in economics and computer science from the University of Vienna and his PhD in economics from Northwestern University.
                       Dr. Stadlinger has been a member of the investment community since 1989. Jarl Ginsberg, a Director of
                       Columbia Management is the co-portfolio manager and is responsible for the day-to-day management of the fund. Mr. Ginsberg has been associated with Columbia Management or its predecessor since 2003. Mr.
                       Ginsberg earned an A.B. in applied mathematics and economics from Brown University and an M.P.P.M in finance from the Yale School of Management. Mr. Ginsberg has been a member of the investment commu-
                       nity since 1987.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

                                                                               5

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

6

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                           LVIP Columbia Value Opportunities Fund Standard Class
                                                                                 Year Ended
                                                      12/31/2009   12/31/2008   12/31/20071,2   12/31/2006   12/31/2005
                                                     ------------ ------------ --------------- ------------ -----------
Net asset value, beginning of period................                $ 14.660      $ 14.491       $ 14.637    $ 15.344
Income (loss) from investment operations:
Net investment income (loss)3.......................                   0.090         0.076          0.013       0.040
Net realized and unrealized gain (loss) on investment                 (3.750)        0.184          1.501       0.613
                                                     ------------   --------      --------       --------    --------
Total from investment operations....................                  (3.660)        0.260          1.514       0.653
                                                     ------------   --------      --------       --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.038)       (0.091)             -           -
Net realized gain on investments....................                  (4.141)            -         (1.660)     (1.360)
                                                     ------------   --------      --------       --------    --------
Total dividends and distributions...................                  (4.179)       (0.091)        (1.660)     (1.360)
                                                     ------------   --------      --------       --------    --------
Net asset value, end of period......................                $  6.821      $ 14.660       $ 14.491    $ 14.637
                                                     ############   ########      ########       ########    ########
Total return4.......................................                  (33.95%)        1.80%         10.28%       5.10%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 20,205      $ 24,565       $ 46,721    $ 51,276
Ratio of expenses to average net assets.............                    1.25%         1.26%          1.34%       1.36%
Ratio of net investment income (loss) to average net
 assets.............................................                    0.85%         0.50%          0.09%       0.25%
Portfolio turnover..................................                      59%          152%            54%         43%

1 Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

2 Commencing October 15, 2007, Columbia Management Advisors, LLC replaced
  Dalton, Greiner, Hartman, Maher & Co. as the Fund's sub-advisor.

3 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Columbia Value Opportunities Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        9


LVIP Columbia Value Opportunities Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Columbia Value Opportunities Fund (fund), is to seek long-term capital appreciation by investing in securities of small-cap companies.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                   N/A
 Deferred Sales Charge (Load)                                                               N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
 Account Maintenance Fee                                                                    N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                             1.05%
 Distribution and/or Service (12b-1) fees                                                   0.25%
 Other Expenses                                                                             0.20%
 Total Annual Fund Operating Expenses                                                       1.50%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.59% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $153     $474      $818    $1,791

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 200 Index with lower price-to-book ratios and lower forecasted growth values. The fund may also invest in real estate investment trusts (REITs). The fund may also invest up to 20% of its assets in foreign securities.

LVIP Columbia Value Opportunities Fund                                       1

The fund seeks to invest in companies that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors. The fund considers various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The fund also considers a company's current operating margins relative to its historic range and future potential. The fund also looks for potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. Securities may be sold when a security's price reaches a set target, if there is deterioration in the issuer's financial circumstances or fundamental prospects, if other investments are deemed more attractive, or for other reasons.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.

2  LVIP Columbia Value Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(34.13%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: 0.20%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (24.45%).

                                                Average Annual Total Return
                                                For periods ended 12/31/08
                                           -------------------------------------
                                               1 year     5 years    Lifetime**
                                           ------------- --------- -------------
  LVIP Columbia Value Opportunities Fund       (34.13%)  N/A           (22.80%)
     Russell 2000 (Reg. TM) Value Index*       (28.92%)  N/A           (24.44%)

* The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 with lower price-to-book ratios and lower forecasted growth values.

** Return calculated from inception date, 4/30/07.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Columbia Management Advisors, LLC

Portfolio Manager(s)             Company Title       Experience w/Fund
-------------------------------- ------------------- ------------------
Christian K. Stadlinger (lead)   Managing Director   2 years
Jarl Ginsberg (co-manager)       Director            2 years

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Columbia Value Opportunities Fund                                       3

Investment Objective and Strategies
The investment objective of the LVIP Columbia Value Opportunities Fund (fund), is to seek long-term capital appreciation by investing securities of small-cap companies. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 (Reg. TM) Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 with lower price-to-book ratios and lower forecasted growth values. The fund may also invest in real estate investment trusts (REIT). The fund may also invest up to 20% of its assets in foreign securities.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund's portfolio. The sub-adviser considers, among other factors:
  o business that are believed to be fundamentally sound and undervalued due to investor difference, investor misperception of company prospectus, or other factors.
  o various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The sub-adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  o a company's current operating margins relative to its historic range and future potential.
  o potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The sub-adviser may sell a security when the security's price reaches a target set by the sub-adviser, if the sub-adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospectus, or that other investments are more attractive, or for other reasons.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

Value stocks may never reach what the sub-adviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations and economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

Real Estate Investment Trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and, or by changes in the prospect for earnings and, or cash flow growth of the REIT itself. In addition, certain risks associated with general real estate ownership apply to the the fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

4

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 1.05% of the fund's average net assets).
Sub-Adviser            Columbia Management Advisors, LLC ("Columbia Management"), 100 Federal Street, Boston Massachu-
                       setts 02110, is a registered investment adviser and indirect, wholly-owned subsidiary of Bank of America
                       Corporation. Columbia Management acts as investment adviser for individuals, corporations, private investment companies and financial institutions. As of December 31, 2008, Columbia Management had
                       assets under management totaling approximately $386 billion. In rendering investment advisory services,
                       Columbia Management may use the research and other resources of affiliates and third parties. Dalton,
                       Greiner, Hartman, Maher & Company served as sub-adviser to the fund through October 12, 2007. The change in sub-advisers will not affect the aggregate investment advisory fees paid by shareholders.
Portfolio Manager(s)   Christian K. Stadlinger, a Managing Director of Columbia Management is the lead portfolio manager and is responsible for the day-to-day management of the fund. Dr. Stadlinger has been associated with Columbia
                       Management or its predecessor since 2002. Dr. Stadlinger earned his master's degree in economics and computer science from the University of Vienna and his PhD in economics from Northwestern University.
                       Dr. Stadlinger has been a member of the investment community since 1989. Jarl Ginsberg, a Director of
                       Columbia Management is the co-portfolio manager and is responsible for the day-to-day management of the fund. Mr. Ginsberg has been associated with Columbia Management or its predecessor since 2003. Mr.
                       Ginsberg earned an A.B. in applied mathematics and economics from Brown University and an M.P.P.M in finance from the Yale School of Management. Mr. Ginsberg has been a member of the investment commu-
                       nity since 1987.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

                                                                               5

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

6

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                               7

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP Columbia Value Opportunities Fund Service
                                                                                           Class
                                                                                         Year Ended
                                                                        12/31/2009      12/31/2008      12/31/20071,2
                                                                       ------------    ------------    --------------
Net asset value, beginning of period...............................                      $ 14.657         $14.962
Income (loss) from investment operations:
Net investment income (loss)3......................................                         0.067           0.067
Net realized and unrealized gain (loss) on investments.............                        (3.747)         (0.302)
                                                                       ------------      --------         -------
Total from investment operations...................................                        (3.680)         (0.235)
                                                                       ------------      --------         -------
Less dividends and distributions from:
Net investment income..............................................                        (0.013)         (0.070)
Net realized gain on investments...................................                        (4.141)              -
                                                                       ------------      --------         -------
Total dividends and distributions..................................                        (4.154)         (0.070)
                                                                       ------------      --------         -------
Net asset value, end of period.....................................                      $  6.823         $14.657
                                                                       ############      ########         #######
Total return4......................................................                        (34.13%)         (1.56%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $  4,317         $ 1,063
Ratio of expenses to average net assets............................                          1.50%           1.45%
Ratio of net investment income (loss) to average net assets........                          0.60%           0.65%
Portfolio turnover.................................................                            59%            152%5

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.

2 Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund's sub-advisor.

3 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

5 Portfolio turnover is representative of the Fund for the entire.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Bond Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            1
   Portfolio Turnover                                         1
 Principal Investment Strategies                              1
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              6
Management and Organization                                   7
Pricing of Fund Shares                                        8
Purchase and Sale of Fund Shares                              8
Market Timing                                                 9
Portfolio Holdings Disclosure                                 9
Share Classes and Distribution Arrangements                   9
Distribution Policy and Federal Income Tax Considerations     9
Financial Highlights                                         10


LVIP Delaware Bond Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Delaware Bond Fund is maximum current income (yield) consistent with a prudent investment strategy.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.33%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.07%
 Total Annual Fund Operating Expenses                                                          0.40%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual results may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $41      $128      $224      $505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diverse group of domestic fixed-income securities (debt obligations). The fund normally invests at least 80% of its assets in bond securities. The fund invests in significant amounts of debt obligations with medium term maturities (5-15 years) and some debt obligations with short term maturities (0-5 years) and long term maturities (over 15 years).

The fund will invest primarily in a combination of:
 o high-quality investment-grade corporate bonds;
 o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

LVIP Delaware Bond Fund                                                      1

 o mortgage-backed securities.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties.

To pursue its investment strategy, the fund may also invest to a lesser degree in:
 o U.S. corporate bonds rated lower than medium-grade (high yield bonds);
 o Foreign securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities or political subdivisions;
 o Emerging market securities; and
 o Derivatives, such as futures and credit default swaps, to manage risk exposure more efficiently than may be possible trading only physical securities.

As part of its risk management, the fund has an overall minimum weighted average credit rating of AA. This minimum credit rating ensures that the portfolio will remain investment grade even though the fund may invest in individual securities that present a higher level of risk.

Investments in the LVIP Delaware Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.

2  LVIP Delaware Bond Fund

 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

LVIP Delaware Bond Fund                                                      3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000     2001    2002     2003    2004    2005    2006    2007    2008
(3.27%)              10.89%   9.18%   10.13%   7.28%   5.30%   2.64%   4.71%   5.45%   (2.92%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2000 at: 4.59%.

The fund's lowest return for a quarter occurred in the second quarter of 2004 at: (3.04%).

                                                  Average Annual Total Return
                                                   For periods ended 12/31/08
                                                --------------------------------
                                                   1 year     5 years   10 years
                                                ------------ --------- ---------
                      LVIP Delaware Bond Fund       (2.92%)  2.99%     4.83%
  Barclays Capital U.S. Aggregate Bond Index*        5.24%   4.65%     5.63%

* The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital U.S. Government/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                  Experience w/Fund
---------------------- -------------------------------------------------------------- ------------------
Thomas H. Chow         Senior Vice President and Senior Portfolio Manager             Since May 2007
Roger A. Early         Senior Vice President and Co-Chief Investment Officer - Total
                       Return Fixed Income                                            Since May 2007
Paul Grillo            Senior Vice President and Co-Chief Investment Officer - Total
                       Return Fixed Income                                            Since August 2009

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Delaware Bond Fund

Investment Objective and Strategies
The investment objective of the LVIP Delaware Bond Fund (fund) is maximum current income (yield) consistent with a prudent investment strategy.

The fund pursues its objective by investing in a diverse group of domestic fixed-income securities (debt obligations). The fund normally invests at least 80% of its assets in bond securities. The fund invests in significant amounts of debt obligations with medium term maturities (5-15 years) and some debt obligations with short term maturities (0-5 years) and long term maturities (over 15 years). A debt obligation's "maturity" refers to the time period remaining until the debt obligation's issuer must repay the principal amount of the debt obligation. The fund will invest primarily in a combination of:
  o high-quality investment-grade corporate bonds;
  o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
  o mortgage-backed securities.

Investment-grade corporate bonds are debt obligations rated at the time of purchase in the top four credit rating categories of Moody's Investor Service, Inc. and Standard & Poor's Corp. See the Statement of Additional Information
(SAI) for a description of the credit rating categories of these two entities, and a description of U.S. government obligations. Investment-grade corporate bonds include high-quality corporate bonds (top three credit-rating categories) and medium-grade corporate bonds (fourth credit-rating category).

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties.

To pursue its investment strategy, the fund may also invest to a lesser degree in:
  o  U.S. corporate bonds rated lower than medium-grade (high yield bonds);
  o Foreign securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities;
  o Emerging market securities; and
  o Derivatives, such as futures and credit default swaps, to manage risk exposure more efficiently than may be possible trading only physical securities.

The fund's SAI describes these other investment strategies and the risks involved.

The sub-adviser's Fixed Income Team includes research, trading and portfolio management. The team's investment process centers on the bottom up, fundamental credit analysis of bond issues, which includes bond structure analysis, financial analysis, capital structure analysis and a management assessment.

Risk management is deeply ingrained within the investment process. Characteristics of the fund are compared in detail on a daily basis to the comparable characteristics of the Barclays Capital U.S. Aggregate Bond Index (i.e., the fund's benchmark). The fund is managed in such a manner as to minimize duration exposure differences and yield curve exposure differences from the benchmark. The fund's sector and credit quality variances versus the benchmark are limited and arise as a result of fundamental research-driven security selection. As part of its risk management, the fund has an overall minimum weighted average credit rating of AA. This minimum credit rating ensures that the portfolio will remain investment grade even though the fund may invest in individual securities that present a higher level of risk.

The fund intends to engage in active and frequent trading of portfolio securities as a part of its investment strategy which seeks to add value through security and sector selection. The fund's portfolio turnover rate is expected to be significantly greater than 100% in any year. For example, the fund would have a portfolio turnover rate of 100% if the fund replaced all of its investments in one year.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

                                                                               5

Investment Risks

Investing in the fund primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods of rising interest rates, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Additionally, because the fund also invests in medium-grade corporate bonds, the fund involves more risk than that normally associated with a bond fund that only invests in high-quality corporate bonds.

Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and the fund's income could be lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income could be higher. As discussed above, however, the value of the debt obligations held by the fund are also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Because the fund invests in mortgage-backed securities, the value of the fund's shares may react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Because a small percentage of the debt obligations held by the fund may be U.S. high yield bonds and debt obligations issued by foreign governments and companies, investing in the fund also involves additional risks. High yield bonds are often considered speculative and involve significantly higher credit risk. High yield bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of high yield bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Dollar-denominated foreign debt obligations involve the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company or taking over a company. These actions could cause the value of the debt obligations held by the fund and the fund's shares to fall. As a general matter, risk of loss is typically higher for issuers located in emerging markets.

Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

Although the fund as an institutional investor in the bond market does not pay commissions, high portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses to the fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

6

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.33% of the fund's average net assets).
Sub-Adviser            DMC. DMC and its predecessors have been managing mutual funds since 1938. As of December 31, 2008,
                       DMC and its affiliates were managing in excess of $115 billion in assets in various institutional or sepa-
                       rately managed investment company and insurance accounts. DMC is a series of DMBT, a Delaware statu-
                       tory trust registered with the SEC as an investment adviser. DMBT's address is 2005 Market Street, Phila-
                       delphia, Pennsylvania 19103. DMBT is an indirect subsidiary of DMH.DMH is an indirect subsidiary, and subject to the ultimate control, of LNC.
Portfolio Manager(s)   Thomas H. Chow and Roger A Early, co-portfolio managers, are responsible for the management of the fund. Mr. Chow, CFA, is a Senior Vice President and Senior Portfolio Manager for Delaware Investments.
                       Prior to joining Delaware Investments in 2001, he was involved in portfolio management at SunAmerica/
                       AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital
                       Management from 1989 to 1997. Mr. Chow received a bachelor's degree from Indiana University. Roger A.
                       Early, CPA, CFA and CFP, is a Senior Vice President and Co-Chief Investment Officer - Total Return Fixed
                       Income for Delaware Investments. Mr. Early rejoined Delaware Investments in March 2007. During his tenure at the firm from 1994 to 2001, he was a senior portfolio manager and left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, he was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he spent more than 10 years with Federated Investors. Prior to joining Delaware Investments in 1994, he spent 10 years with Fed-
                       erated Investors. Mr. Early earned his bachelor's degree from The Wharton School of the University of
                       Pennsylvania and an MBA from the University of Pittsburgh.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

                                                                               7

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

8

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               9

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                LVIP Delaware Bond Fund Standard Class1,3
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $12.678      $ 12.640     $ 12.620    $ 12.966
Income (loss) from investment operations:
Net investment income (loss)........................                  0.603         0.648        0.619       0.520
Net realized and unrealized gain (loss) on investment                (0.990)        0.032       (0.028)     (0.188)
                                                     ------------   -------      --------     --------    --------
Total from investment operations....................                 (0.387)        0.680        0.591       0.332
                                                     ------------   -------      --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                 (0.610)       (0.642)      (0.571)     (0.546)
Net realized gain on investments....................                 (0.005)            -            -      (0.132)
                                                     ------------   -------      --------     --------    --------
Total dividends and distributions...................                 (0.615)       (0.642)      (0.571)     (0.678)
                                                     ------------   -------      --------     --------    --------
Net asset value, end of period......................                $11.676      $ 12.678     $ 12.640    $ 12.620
                                                     ############   #######      ########     ########    ########
Total return........................................                  (2.92%)        5.45%        4.71%       2.64%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $898,902     $992,363     $943,819    $921,661
Ratio of expenses to average net assets.............                   0.40%         0.40%        0.40%       0.41%
Ratio of net investment income (loss) to average net
 assets.............................................                   4.83%         5.06%        4.89%       4.02%
Portfolio turnover..................................                    261%          462%         397%        270%

1 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

10

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Bond Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            1
   Portfolio Turnover                                         1
 Principal Investment Strategies                              1
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              6
Management and Organization                                   7
Pricing of Fund Shares                                        8
Purchase and Sale of Fund Shares                              8
Market Timing                                                 9
Portfolio Holdings Disclosure                                 9
Share Classes and Distribution Arrangements                   9
Distribution Policy and Federal Income Tax Considerations     9
Financial Highlights                                         11


LVIP Delaware Bond Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Delaware Bond Fund is maximum current income (yield) consistent with a prudent investment strategy.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.33%
 Distribution and/or Service (12b-1) fees                                                  0.35%
 Other Expenses                                                                            0.07%
 Total Annual Fund Operating Expenses                                                      0.75%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual results may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $77      $240      $417      $930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diverse group of domestic fixed-income securities (debt obligations). The fund normally invests at least 80% of its assets in bond securities. The fund invests in significant amounts of debt obligations with medium term maturities (5-15 years) and some debt obligations with short term maturities (0-5 years) and long term maturities (over 15 years).

The fund will invest primarily in a combination of:
 o high-quality investment-grade corporate bonds;
 o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

LVIP Delaware Bond Fund                                                      1

 o mortgage-backed securities.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties.

To pursue its investment strategy, the fund may also invest to a lesser degree in:
 o U.S. corporate bonds rated lower than medium-grade (high yield bonds);
 o Foreign securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities or political subdivisions;
 o Emerging market securities; and
 o Derivatives, such as futures and credit default swaps, to manage risk exposure more efficiently than may be possible trading only physical securities.

As part of its risk management, the fund has an overall minimum weighted average credit rating of AA. This minimum credit rating ensures that the portfolio will remain investment grade even though the fund may invest in individual securities that present a higher level of risk.

Investments in the LVIP Delaware Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.

2  LVIP Delaware Bond Fund

 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

LVIP Delaware Bond Fund                                                      3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                 2005    2006    2007    2008
5.05%                2.39%   4.45%   5.17%    (3.26%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the third quarter of 2006 at: 3.89%.

The fund's lowest return for a quarter occurred in the second quarter of 2004 at: (3.10%).

                                                  Average Annual Total
                                                         Return
                                                   For periods ended
                                                        12/31/08
                                                 ----------------------
                                                    1 year     5 years   Lifetime*
                                                 ------------ --------- ----------
                       LVIP Delaware Bond Fund       (3.26%)  2.71%     2.69%
  Barclays Capital U.S. Aggregate Bond Index**        5.24%   4.65%     4.45%

* The fund's lifetime began on May 15, 2003. Lifetime index performance, however, began on May 1, 2003.

**The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital U.S. Government/Credit Index, the
   Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                  Experience w/Fund
---------------------- -------------------------------------------------------------- ------------------
Thomas H. Chow         Senior Vice President and Senior Portfolio Manager             Since May 2007
Roger A. Early         Senior Vice President and Co-Chief Investment Officer - Total
                       Return Fixed Income                                            Since May 2007
Paul Grillo            Senior Vice President and Co-Chief Investment Officer - Total
                       Return Fixed Income                                            Since August 2009

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Delaware Bond Fund

Investment Objective and Strategies
The investment objective of the LVIP Delaware Bond Fund (fund) is maximum current income (yield) consistent with a prudent investment strategy.

The fund pursues its objective by investing in a diverse group of domestic fixed-income securities (debt obligations). The fund normally invests at least 80% of its assets in bond securities. The fund invests in significant amounts of debt obligations with medium term maturities (5-15 years) and some debt obligations with short term maturities (0-5 years) and long term maturities (over 15 years). A debt obligation's "maturity" refers to the time period remaining until the debt obligation's issuer must repay the principal amount of the debt obligation. The fund will invest primarily in a combination of:
  o high-quality investment-grade corporate bonds;
  o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
  o mortgage-backed securities.

Investment-grade corporate bonds are debt obligations rated at the time of purchase in the top four credit rating categories of Moody's Investor Service, Inc. and Standard & Poor's Corp. See the Statement of Additional Information
(SAI) for a description of the credit rating categories of these two entities, and a description of U.S. government obligations. Investment-grade corporate bonds include high-quality corporate bonds (top three credit-rating categories) and medium-grade corporate bonds (fourth credit-rating category).

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations. The mortgages involved could be those on commercial or residential real estate properties.

To pursue its investment strategy, the fund may also invest to a lesser degree in:
  o  U.S. corporate bonds rated lower than medium-grade (high yield bonds);
  o Foreign securities, including debt of foreign corporations and debt obligations of, or guaranteed by, foreign governments or any of their instrumentalities;
  o Emerging market securities; and
  o Derivatives, such as futures and credit default swaps, to manage risk exposure more efficiently than may be possible trading only physical securities.

The fund's SAI describes these other investment strategies and the risks involved.

The sub-adviser's Fixed Income Team includes research, trading and portfolio management. The team's investment process centers on the bottom up, fundamental credit analysis of bond issues, which includes bond structure analysis, financial analysis, capital structure analysis and a management assessment.

Risk management is deeply ingrained within the investment process. Characteristics of the fund are compared in detail on a daily basis to the comparable characteristics of the Barclays Capital U.S. Aggregate Bond Index (i.e., the fund's benchmark). The fund is managed in such a manner as to minimize duration exposure differences and yield curve exposure differences from the benchmark. The fund's sector and credit quality variances versus the benchmark are limited and arise as a result of fundamental research-driven security selection. As part of its risk management, the fund has an overall minimum weighted average credit rating of AA. This minimum credit rating ensures that the portfolio will remain investment grade even though the fund may invest in individual securities that present a higher level of risk.

The fund intends to engage in active and frequent trading of portfolio securities as a part of its investment strategy which seeks to add value through security and sector selection. The fund's portfolio turnover rate is expected to be significantly greater than 100% in any year. For example, the fund would have a portfolio turnover rate of 100% if the fund replaced all of its investments in one year.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

                                                                               5

Investment Risks

Investing in the fund primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods of rising interest rates, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Additionally, because the fund also invests in medium-grade corporate bonds, the fund involves more risk than that normally associated with a bond fund that only invests in high-quality corporate bonds.

Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and the fund's income could be lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income could be higher. As discussed above, however, the value of the debt obligations held by the fund are also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Because the fund invests in mortgage-backed securities, the value of the fund's shares may react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Because a small percentage of the debt obligations held by the fund may be U.S. high yield bonds and debt obligations issued by foreign governments and companies, investing in the fund also involves additional risks. High yield bonds are often considered speculative and involve significantly higher credit risk. High yield bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of high yield bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Dollar-denominated foreign debt obligations involve the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company or taking over a company. These actions could cause the value of the debt obligations held by the fund and the fund's shares to fall. As a general matter, risk of loss is typically higher for issuers located in emerging markets.

Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

Although the fund as an institutional investor in the bond market does not pay commissions, high portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses to the fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

6

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.33% of the fund's average net assets).
Sub-Adviser            DMC. DMC and its predecessors have been managing mutual funds since 1938. As of December 31, 2008,
                       DMC and its affiliates were managing in excess of $115 billion in assets in various institutional or sepa-
                       rately managed investment company and insurance accounts. DMC is a series of DMBT, a Delaware statu-
                       tory trust registered with the SEC as an investment adviser. DMBT's address is 2005 Market Street, Phila-
                       delphia, Pennsylvania 19103. DMBT is an indirect subsidiary of DMH.DMH is an indirect subsidiary, and subject to the ultimate control, of LNC.
Portfolio Manager(s)   Thomas H. Chow and Roger A Early, co-portfolio managers, are responsible for the management of the fund. Mr. Chow, CFA, is a Senior Vice President and Senior Portfolio Manager for Delaware Investments.
                       Prior to joining Delaware Investments in 2001, he was involved in portfolio management at SunAmerica/
                       AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital
                       Management from 1989 to 1997. Mr. Chow received a bachelor's degree from Indiana University. Roger A.
                       Early, CPA, CFA and CFP, is a Senior Vice President and Co-Chief Investment Officer - Total Return Fixed
                       Income for Delaware Investments. Mr. Early rejoined Delaware Investments in March 2007. During his tenure at the firm from 1994 to 2001, he was a senior portfolio manager and left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, he was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he spent more than 10 years with Federated Investors. Prior to joining Delaware Investments in 1994, he spent 10 years with Fed-
                       erated Investors. Mr. Early earned his bachelor's degree from The Wharton School of the University of
                       Pennsylvania and an MBA from the University of Pittsburgh.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

                                                                               7

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

8

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                               9

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

10

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                LVIP Delaware Bond Fund Service Class1,4
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $12.676      $ 12.640     $ 12.621    $ 12.966
Income (loss) from investment operations:
Net investment income (loss)........................                  0.559         0.616        0.587       0.488
Net realized and unrealized gain (loss) on investment                (0.986)        0.030       (0.029)     (0.188)
                                                     ------------   -------      --------     --------    --------
Total from investment operations....................                 (0.427)        0.646        0.558       0.300
                                                     ------------   -------      --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                 (0.562)       (0.610)      (0.539)     (0.513)
Net realized gain on investments....................                 (0.005)            -            -      (0.132)
                                                     ------------   -------      --------     --------    --------
Total dividends and distributions...................                 (0.567)       (0.610)      (0.539)     (0.645)
                                                     ------------   -------      --------     --------    --------
Net asset value, end of period......................                $11.682      $ 12.676     $ 12.640    $ 12.621
                                                     ############   #######      ########     ########    ########
Total return........................................                  (3.26%)        5.17%        4.45%       2.39%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $652,550     $589,154     $461,394    $345,440
Ratio of expenses to average net assets.............                   0.75%         0.65%        0.65%       0.66%
Ratio of net investment income (loss) to average net
 assets.............................................                   4.48%         4.81%        4.64%       3.77%
Portfolio turnover..................................                    261%          462%         397%        270%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                                              11

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Growth and Income Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Average Annual Total Return                                3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Delaware Growth and Income Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Delaware Growth and Income Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.34%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.07%
 Total Annual Fund Operating Expenses                                                          0.41%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $42      $132      $230      $518

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
 o a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
 o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.

LVIP Delaware Growth and Income Fund                                         1

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and services.

Investments in the LVIP Delaware Growth and Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

2  LVIP Delaware Growth and Income Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                  2000         2001          2002          2003     2004     2005    2006     2007     2008
17.54%                 (9.63%)      (11.21%)      (22.07%)     29.71%   11.99%   5.54%   12.36%   6.12%     (35.76%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 14.97%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.32%).

Average Annual Total Return

                                               For periods ended 12/31/08
                                         ---------------------------------------
                                             1 year       5 years     10 years
                                         ------------- ------------ ------------
  LVIP Delaware Growth and Income Fund       (35.76%)      (1.97%)      (1.46%)
         Russell 1000 (Reg. TM) Index*       (37.60%)      (2.04%)      (1.09%)

* The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                Experience w/Fund
---------------------- ------------------------------------------------------------ ------------------
Francis X. Morris      Senior Vice President and Chief Investment Officer           Since May 2004
Christopher S. Adams   Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Michael S. Morris      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Donald G. Padilla      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Delaware Growth and Income Fund                                         3

Investment Objective and Strategies
The investment objective of the LVIP Delaware Growth and Income Fund (fund) is to maximize long-term capital appreciation.

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing equal to or faster than the industry average; and
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth.

More specifically, the fund seeks to invest in companies believed to:
  o show earnings growth equal to or greater than the average expected growth rate of the companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities. The fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the fund's expected return while maintaining risk, style and capitalization characteristics similar to the Russell 1000 Index.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Moreover, the fund invests in medium-sized as well as large-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group. Further, medium-sized companies, which are not as well-established as large-sized companies, may (i) react more severely to market conditions and (ii) suffer more from economic, political and regulatory developments.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

4

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.34% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   A team consisting of Francis X. Morris, Christopher S. Adams, Michael S. Morris and Donald G. Padilla is
                       responsible for managing the process which determines the timing and the amount of the investments in each category. This team is also responsible for managing the stock category of the fund. Mr. Francis
                       Mor-
                       ris, Senior Vice President and Chief Investment Officer, Core Equity, served as vice president and director
                       of equity research at PNC Asset Management prior to joining Delaware Investments in 1997. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Mr. Adams, Vice
                       President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1995. Prior to join-
                       ing Delaware Investments, Mr Adams had approximately ten years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of
                       America, and Lloyds Bank. He is a graduate of Oxford University and received an MBA from The Wharton
                       School of Business at the University of Pennsylvania. Mr. Michael Morris, Vice President/Portfolio Man-
                       ager and Senior Equity Analyst, served as senior equity analyst at Newbold Asset Management prior to joining Delaware Investments in 1999. He earned his bachelor's degree from Indiana University and an
                       MBA from The Wharton School of Business at the University of Pennsylvania. Mr. Padilla, Vice President/
                       Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1994 as an assistant control-
                       ler. Prior to joining Delaware Investments, Mr. Padilla held various positions at The Vanguard Group. He holds a bachelor's degree from Lehigh University. Mr. Adams, Mr. Michael Morris and Mr. Padilla are CFA
                       charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                             LVIP Delaware Growth and Income Fund Standard Class1,3
                                                                                   Year Ended
                                                      12/31/2009   12/31/2008    12/31/2007     12/31/2006     12/31/2005
                                                     ------------ ------------ -------------- -------------- --------------
Net asset value, beginning of period................                $ 36.857     $   35.157     $   31.673     $   30.407
Income (loss) from investment operations:
Net investment income (loss)........................                   0.470          0.483          0.450          0.427
Net realized and unrealized gain (loss) on investment                (12.713)         1.660          3.454          1.253
                                                     ------------   --------     ----------     ----------     ----------
Total from investment operations....................                 (12.243)         2.143          3.904          1.680
                                                     ------------   --------     ----------     ----------     ----------
Less dividends and distributions from:
Net investment income...............................                  (0.376)        (0.443)        (0.420)        (0.414)
Net realized gain on investments....................                  (3.266)             -              -              -
                                                     ------------   --------     ----------     ----------     ----------
Total dividends and distributions...................                  (3.642)        (0.443)        (0.420)        (0.414)
                                                     ------------   --------     ----------     ----------     ----------
Net asset value, end of period......................                $ 20.972     $   36.857     $   35.157     $   31,673
                                                     ############   ########     ##########     ##########     ##########
Total return........................................                  (35.76%)         6.12%         12.36%          5.54%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $993,797     $1,823,930     $1,989,459     $2,076,169
Ratio of expenses to average net assets.............                    0.41%          0.40%          0.38%          0.38%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.55%          1.29%          1.37%          1.39%
Portfolio turnover..................................                      37%            31%            29%            20%

1 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Growth and Income Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Average Annual Total Return                                2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Delaware Growth and Income Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Delaware Growth and Income Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.34%
 Distribution and/or Service (12b-1) fees                                                  0.35%
 Other Expenses                                                                            0.07%
 Total Annual Fund Operating Expenses                                                      0.76%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $78      $243      $422      $942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
 o a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
 o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.

LVIP Delaware Growth and Income Fund                                         1

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and services.

Investments in the LVIP Delaware Growth and Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2005                 2006     2007    2008
5.28%                12.09%   5.85%    (35.99%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2007 at: 6.89%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.39)%.

Average Annual Total Return

                                            For periods ended
                                                12/31/08
                                         -----------------------
                                             1 year     5 years    Lifetime*
                                         ------------- --------- ------------
  LVIP Delaware Growth and Income Fund       (35.99%)  N/A           (1.99%)
        Russell 1000 (Reg. TM) Index**       (37.60%)  N/A           (2.21%)

* The fund's lifetime began on May 19, 2004. Lifetime index performance, however, began May 1, 2004.

2  LVIP Delaware Growth and Income Fund

**The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                Experience w/Fund
---------------------- ------------------------------------------------------------ ------------------
Francis X. Morris      Senior Vice President and Chief Investment Officer           Since May 2004
Christopher S. Adams   Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Michael S. Morris      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Donald G. Padilla      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Delaware Growth and Income Fund                                         3

Investment Objective and Strategies
The investment objective of the LVIP Delaware Growth and Income Fund (fund) is to maximize long-term capital appreciation.

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing equal to or faster than the industry average; and
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth.

More specifically, the fund seeks to invest in companies believed to:
  o show earnings growth equal to or greater than the average expected growth rate of the companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities. The fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the fund's expected return while maintaining risk, style and capitalization characteristics similar to the Russell 1000 Index.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Moreover, the fund invests in medium-sized as well as large-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group. Further, medium-sized companies, which are not as well-established as large-sized companies, may (i) react more severely to market conditions and (ii) suffer more from economic, political and regulatory developments.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

4

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.34% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   A team consisting of Francis X. Morris, Christopher S. Adams, Michael S. Morris and Donald G. Padilla is
                       responsible for managing the process which determines the timing and the amount of the investments in each category. This team is also responsible for managing the stock category of the fund. Mr. Francis
                       Mor-
                       ris, Senior Vice President and Chief Investment Officer, Core Equity, served as vice president and director
                       of equity research at PNC Asset Management prior to joining Delaware Investments in 1997. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Mr. Adams, Vice
                       President/Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1995. Prior to join-
                       ing Delaware Investments, Mr Adams had approximately ten years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of
                       America, and Lloyds Bank. He is a graduate of Oxford University and received an MBA from The Wharton
                       School of Business at the University of Pennsylvania. Mr. Michael Morris, Vice President/Portfolio Man-
                       ager and Senior Equity Analyst, served as senior equity analyst at Newbold Asset Management prior to joining Delaware Investments in 1999. He earned his bachelor's degree from Indiana University and an
                       MBA from The Wharton School of Business at the University of Pennsylvania. Mr. Padilla, Vice President/
                       Portfolio Manager and Senior Equity Analyst, joined Delaware Investments in 1994 as an assistant control-
                       ler. Prior to joining Delaware Investments, Mr. Padilla held various positions at The Vanguard Group. He holds a bachelor's degree from Lehigh University. Mr. Adams, Mr. Michael Morris and Mr. Padilla are CFA
                       charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                         LVIP Delaware Growth and Income Fund Service Class1,4,8
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 36.805     $ 35.116     $ 31.650    $ 30.396
Income (loss) from investment operations:
Net investment income (loss)........................                   0.365        0.388        0.368       0.348
Net realized and unrealized gain (loss) on investment                (12.670)       1.662        3.447       1.252
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                 (12.305)       2.050        3.815       1.600
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.271)      (0.361)      (0.349)     (0.346)
Net realized gain on investments....................                  (3.266)           -            -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (3.537)      (0.361)      (0.349)     (0.346)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 20.963     $ 36.805     $ 35.116    $ 31.650
                                                     ############   ########     ########     ########    ########
Total return........................................                  (35.99%)       5.85%       12.09%       5.28%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 44,697     $ 65,405     $ 13,290    $  4,358
Ratio of expenses to average net assets.............                    0.76%        0.65%        0.63%       0.63%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.20%        1.04%        1.12%       1.14%
Portfolio turnover..................................                      37%          31%          29%         20%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

8 Operations related to the Service Class of the fund commenced on May 19, 2004. 2004 ratios have been annualized and total return has not been annualized.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Social Awareness Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            5
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP Delaware Social Awareness Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Delaware Social Awareness Fund is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.37%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.07%
 Total Annual Fund Operating Expenses                                                          0.44%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $45      $141      $246      $555

LVIP Delaware Social Awareness Fund                                          1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
 o a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
 o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and service.

The fund only invests in companies that meet the fund's social standards. The fund seeks to avoid investing in companies that primarily engage in:
  o activities that result, or are likely to result, in damage to the natural environment;
  o production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
  o manufacture of, or contracting for, military weapons;
  o liquor, tobacco or gambling businesses;
  o the use of animals for testing when developing new cosmetics and personal care products; and/or
  o egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad.

Because of its social standards, the fund may not invest in certain types of companies, industries and segments of the economy.

Investments in the LVIP Delaware Social Awareness Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Social Standards Screen Risk: The fund may miss opportunities to invest in companies that are providing superior performance relative to the market as a whole and may become invested in companies that are providing inferior performance relative to the market as a whole. These consequences may at times adversely affect fund performance when compared to broad market indices or to similar funds managed without the social standards strategy.

2  LVIP Delaware Social Awareness Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000         2001         2002          2003     2004     2005     2006     2007    2008
15.44%                (8.33%)      (9.50%)      (22.14%)     31.86%   12.70%   12.03%   12.31%   2.97%   (34.41%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 17.06%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.67%).

                                              Average Annual Total Return
                                              For periods ended 12/31/08
                                        ---------------------------------------
                                            1 year       5 years     10 years
                                        ------------- ------------ ------------
  LVIP Delaware Social Awareness Fund       (34.41%)      (0.86%)      (0.60%)
        Russell 1000 (Reg. TM) Index*       (37.60%)      (2.04%)      (1.09%)

* The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                Experience w/Fund
---------------------- ------------------------------------------------------------ ------------------
Francis X. Morris      Senior Vice President and Chief Investment Officer           Since May 2004
Christopher S. Adams   Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Michael S. Morris      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Donald G. Padilla      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Delaware Social Awareness Fund                                          3

Investment Objective and Strategies
The investment objective of the LVIP Delaware Social Awareness Fund (fund) is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund, however, only invests in companies that meet the fund's social standards described below.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing faster than the industry average; and
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth.

More specifically, the fund seeks to invest in companies believed to:
  o show growth potential that significantly exceeds the average expected growth rate of companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities. The fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the fund's expected return while maintaining risk style and capitalization characteristics similar to the Russell 1000 Index.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Social Standards

The fund seeks to avoid investing in companies that primarily engage in:
  o activities that result, or are likely to result, in damage to the natural environment;
  o production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
  o manufacture of, or contracting for, military weapons;
  o liquor, tobacco or gambling businesses;
  o the use of animals for testing when developing new cosmetics and personal care products; and/or
  o egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad.

The fund may modify these standards at any time, without prior shareholder approval or notice.

The fund and its adviser do not determine which stocks meet the fund's social standards. Instead, they rely on the social investment research provided by KLD Research & Analytics, Inc. (KLD), located in Boston, Massachusetts.

KLD specializes in providing the financial community with social standards research on publicly-traded U.S. corporations. KLD determines if and when a company's activities are significant enough to violate a particular social screen. KLD may determine the significance of a company's activities based on its size, percentage of revenue derived from certain activities, mitigating positive policies and actions, or other factors selected by KLD. KLD continually refines and modifies its social standards screening process.

Because of the fund's social standards, the fund may not invest in certain types of companies, industries and segments of the U.S. economy.

Period of Disinvestment

At times, the fund may hold stocks that do not meet the fund's social standards, because either the stocks ceased meeting the social standards after the fund bought them or the fund bought the stocks without realizing that they did not meet the social standards. The

4

fund will seek to sell these stocks in an orderly manner to minimize any adverse effect on the value of the fund's investments. Ordinarily, the fund will sell the stocks within 90 days of determining that the stocks do not meet the social standards. However, the fund will sell the stocks within a longer period if the adviser believes that it would avoid a significant loss to the overall value of the fund's investments.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Moreover, the fund invests in medium-sized as well as large-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group. Further, medium-sized companies, which are not as well-established as large-sized companies, may (i) react more severely to market conditions and (ii) suffer more from economic, political and regulatory developments.

The fund's social standards strategy prohibits the fund from investing in certain types of companies, industries and segments of the U.S. economy. Consequently, the value of the fund's shares will fluctuate independently of broad stock market indices over short-term periods (1-3 years). Moreover, the fund may (a) miss opportunities to invest in companies, industries or segments of the U.S. economy that are providing superior performance relative to the market as a whole and (b) become invested in companies, industries and segments of the U.S. economy that are providing inferior performance relative to the market as a whole. These consequences may at times adversely affect fund performance when compared to broad market indices or to similar funds managed without the social standards strategy.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.37% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   A team consisting of Francis X. Morris, Christopher S. Adams, Michael S. Morris and Donald G. Padilla is
                       responsible for the day-to-day management of the fund's investments. Mr. Francis Morris serves as the team leader. Each team member performs research, and all team members meet and make investment decisions as a group. Mr. Francis Morris, Senior Vice President and Chief Investment Officer, Core
                       Equity,
                       served as vice president and director of equity research at PNC Asset Management prior to joining Dela-
                       ware Investments in 1997. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Mr. Adams, Vice President/Portfolio Manager and Senior Equity Analyst, joined
                       Delaware Investments in 1995. Prior to joining Delaware Investments, Mr. Adams had approximately ten years of experience in the financial services industry in the U.S. and U.K., including positions with
                       Coopers
                       & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. He is a graduate of Oxford University and received an MBA from The Wharton School of Business at the University of Pennsylvania. Mr. Michael
                       Morris, Vice President/Portfolio Manager and Senior Equity Analyst, served as senior equity analyst at
                       Newbold Asset Management prior to joining Delaware Investments in 1999. He earned his bachelor's degree from Indiana University and an MBA from The Wharton School of Business at the University of
                       Pennsylvania. Mr. Padilla, Vice President/Portfolio Manager and Senior Equity Analyst, joined Delaware
                       Investments in 1994 as an assistant controller. Prior to joining Delaware Investments, Mr. Padilla held various positions at The Vanguard Group. He holds a bachelor's degree from Lehigh University. Mr.
                       Adams, Mr. Michael Morris and Mr. Padilla are CFA charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

6

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                               7

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                             LVIP Delaware Social Awareness Fund Standard Class1,3
                                                                                   Year Ended
                                                      12/31/2009   12/31/2008    12/31/2007     12/31/2006     12/31/2005
                                                     ------------ ------------ -------------- -------------- --------------
Net asset value, beginning of period................                $ 36.654     $   35.920     $   32.259     $   29.034
Income (loss) from investment operations:
Net investment income (loss)........................                   0.317          0.401          0.326          0.297
Net realized and unrealized gain (loss) on investment                (12.349)         0.661          3.637          3.189
                                                     ------------   --------     ----------     ----------     ----------
Total from investment operations....................                 (12.032)         1.062          3.963          3.486
                                                     ------------   --------     ----------     ----------     ----------
Less dividends and distributions from:
Net investment income...............................                  (0.278)        (0.328)        (0.302)        (0.261)
Net realized gain on investments....................                  (1.936)             -              -              -
                                                     ------------   --------     ----------     ----------     ----------
Total dividends and distributions...................                  (2.214)        (0.328)        (0.302)        (0.261)
                                                     ------------   --------     ----------     ----------     ----------
Net asset value, end of period......................                $ 22.408     $   36.654     $   35.920     $   32.259
                                                     ############   ########     ##########     ##########     ##########
Total return........................................                  (34.41%)         2.97%         12.31%         12.03%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $554,029     $1,000,287     $1,131,469     $1,149,865
Ratio of expenses to average net assets.............                    0.44%          0.41%          0.41%          0.42%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.02%          1.09%          0.97%          0.99%
Portfolio turnover..................................                      41%            15%            28%            28%

1 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Social Awareness Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            5
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP Delaware Social Awareness Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Delaware Social Awareness Fund is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.37%
 Distribution and/or Service (12b-1) fees                                                  0.35%
 Other Expenses                                                                            0.07%
 Total Annual Fund Operating Expenses                                                      0.79%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $81      $252      $439      $978

LVIP Delaware Social Awareness Fund                                          1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
 o a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
 o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and service.

The fund only invests in companies that meet the fund's social standards. The fund seeks to avoid investing in companies that primarily engage in:
  o activities that result, or are likely to result, in damage to the natural environment;
  o production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
  o manufacture of, or contracting for, military weapons;
  o liquor, tobacco or gambling businesses;
  o the use of animals for testing when developing new cosmetics and personal care products; and/or
  o egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad.

Because of its social standards, the fund may not invest in certain types of companies, industries and segments of the economy.

Investments in the LVIP Delaware Social Awareness Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Social Standards Screen Risk: The fund may miss opportunities to invest in companies that are providing superior performance relative to the market as a whole and may become invested in companies that are providing inferior performance relative to the market as a whole. These consequences may at times adversely affect fund performance when compared to broad market indices or to similar funds managed without the social standards strategy.

2  LVIP Delaware Social Awareness Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                 2005     2006     2007     2008
12.42%               11.75%   12.03%   2.71%     (34.64%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2004 at: 10.51%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.73%).

                                             Average Annual Total Return
                                             For periods ended 12/31/08
                                        -------------------------------------
                                            1 year       5 years    Lifetime*
                                        ------------- ------------ ----------
  LVIP Delaware Social Awareness Fund       (34.64%)      (1.13%)  2.40%
       Russell 1000 (Reg. TM) Index**       (37.60%)      (2.04%)  5.39%

* The fund's lifetime began May 15, 2003. Lifetime index performance, however, began May 1, 2003.

**The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                Experience w/Fund
---------------------- ------------------------------------------------------------ ------------------
Francis X. Morris      Senior Vice President and Chief Investment Officer           Since May 2004
Christopher S. Adams   Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Michael S. Morris      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004
Donald G. Padilla      Vice President/Portfolio Manager and Senior Equity Analyst   Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Delaware Social Awareness Fund                                          3

Investment Objective and Strategies
The investment objective of the LVIP Delaware Social Awareness Fund (fund) is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies in the Russell 1000 (Reg. TM) Index. The fund will also place some emphasis on medium-sized companies.

The fund, however, only invests in companies that meet the fund's social standards described below.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing faster than the industry average; and
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth.

More specifically, the fund seeks to invest in companies believed to:
  o show growth potential that significantly exceeds the average expected growth rate of companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities. The fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the fund's expected return while maintaining risk style and capitalization characteristics similar to the Russell 1000 Index.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Social Standards

The fund seeks to avoid investing in companies that primarily engage in:
  o activities that result, or are likely to result, in damage to the natural environment;
  o production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
  o manufacture of, or contracting for, military weapons;
  o liquor, tobacco or gambling businesses;
  o the use of animals for testing when developing new cosmetics and personal care products; and/or
  o egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad.

The fund may modify these standards at any time, without prior shareholder approval or notice.

The fund and its adviser do not determine which stocks meet the fund's social standards. Instead, they rely on the social investment research provided by KLD Research & Analytics, Inc. (KLD), located in Boston, Massachusetts.

KLD specializes in providing the financial community with social standards research on publicly-traded U.S. corporations. KLD determines if and when a company's activities are significant enough to violate a particular social screen. KLD may determine the significance of a company's activities based on its size, percentage of revenue derived from certain activities, mitigating positive policies and actions, or other factors selected by KLD. KLD continually refines and modifies its social standards screening process.

Because of the fund's social standards, the fund may not invest in certain types of companies, industries and segments of the U.S. economy.

Period of Disinvestment

At times, the fund may hold stocks that do not meet the fund's social standards, because either the stocks ceased meeting the social standards after the fund bought them or the fund bought the stocks without realizing that they did not meet the social standards. The

4

fund will seek to sell these stocks in an orderly manner to minimize any adverse effect on the value of the fund's investments. Ordinarily, the fund will sell the stocks within 90 days of determining that the stocks do not meet the social standards. However, the fund will sell the stocks within a longer period if the adviser believes that it would avoid a significant loss to the overall value of the fund's investments.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Moreover, the fund invests in medium-sized as well as large-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group. Further, medium-sized companies, which are not as well-established as large-sized companies, may (i) react more severely to market conditions and (ii) suffer more from economic, political and regulatory developments.

The fund's social standards strategy prohibits the fund from investing in certain types of companies, industries and segments of the U.S. economy. Consequently, the value of the fund's shares will fluctuate independently of broad stock market indices over short-term periods (1-3 years). Moreover, the fund may (a) miss opportunities to invest in companies, industries or segments of the U.S. economy that are providing superior performance relative to the market as a whole and (b) become invested in companies, industries and segments of the U.S. economy that are providing inferior performance relative to the market as a whole. These consequences may at times adversely affect fund performance when compared to broad market indices or to similar funds managed without the social standards strategy.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.37% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   A team consisting of Francis X. Morris, Christopher S. Adams, Michael S. Morris and Donald G. Padilla is
                       responsible for the day-to-day management of the fund's investments. Mr. Francis Morris serves as the team leader. Each team member performs research, and all team members meet and make investment decisions as a group. Mr. Francis Morris, Senior Vice President and Chief Investment Officer, Core
                       Equity,
                       served as vice president and director of equity research at PNC Asset Management prior to joining Dela-
                       ware Investments in 1997. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Mr. Adams, Vice President/Portfolio Manager and Senior Equity Analyst, joined
                       Delaware Investments in 1995. Prior to joining Delaware Investments, Mr. Adams had approximately ten years of experience in the financial services industry in the U.S. and U.K., including positions with
                       Coopers
                       & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. He is a graduate of Oxford University and received an MBA from The Wharton School of Business at the University of Pennsylvania. Mr. Michael
                       Morris, Vice President/Portfolio Manager and Senior Equity Analyst, served as senior equity analyst at
                       Newbold Asset Management prior to joining Delaware Investments in 1999. He earned his bachelor's degree from Indiana University and an MBA from The Wharton School of Business at the University of
                       Pennsylvania. Mr. Padilla, Vice President/Portfolio Manager and Senior Equity Analyst, joined Delaware
                       Investments in 1994 as an assistant controller. Prior to joining Delaware Investments, Mr. Padilla held various positions at The Vanguard Group. He holds a bachelor's degree from Lehigh University. Mr.
                       Adams, Mr. Michael Morris and Mr. Padilla are CFA charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

6

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                               7

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                          LVIP Delaware Social Awareness Fund Service Class1,4
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 36.593     $ 35.870     $ 32.230    $ 29.020
Income (loss) from investment operations:
Net investment income (loss)........................                   0.208        0.307        0.243       0.221
Net realized and unrealized gain (loss) on investment                (12.301)       0.662        3.627       3.185
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                 (12.093)       0.969        3.870       3.406
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.175)      (0.246)      (0.230)     (0.196)
Net realized gain on investments....................                  (1.936)           -            -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (2.111)      (0.246)      (0.230)     (0.196)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 22.389     $ 36.593     $ 35.870    $ 32.230
                                                     ############   ########     ########     ########    ########
Total return........................................                  (34.64%)       2.71%       12.03%      11.75%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 50,375     $ 84,597     $ 84,112    $ 76,514
Ratio of expenses to average net assets.............                    0.79%        0.66%        0.66%       0.67%
Ratio of net investment income (loss) to average net
 assets.............................................                    0.67%        0.84%        0.72%       0.74%
Portfolio turnover..................................                      41%          15%          28%         28%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Special Opportunities Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Delaware Special Opportunities Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Delaware Special Opportunities Fund is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.40%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.07%
 Total Annual Fund Operating Expenses                                                          0.47%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $48      $151      $263      $591

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of medium-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell Midcap (Reg. TM) ValueIndex. The fund will also place some emphasis on larger-sized U.S. companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
 o a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and

LVIP Delaware Special Opportunities Fund                                     1

 o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and service.

The fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This assessment includes a review of both a stock's value factors (e.g., low price-to-earnings ratio, low price-to-cash flow) and growth factors (e.g., improving earnings estimates). Fund investments are replaced if a possible new investment appears significantly more attractive under the fund's investment criteria.

Investments in the LVIP Delaware Special Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

2  LVIP Delaware Special Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000     2001    2002          2003     2004     2005     2006     2007    2008
(4.48%)              16.04%   2.16%    (11.75%)     33.99%   22.76%   15.65%   16.05%   3.81%   (36.63%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 16.10%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (23.37%).

                                                Average Annual Total Return
                                                For periods ended 12/31/08
                                             ---------------------------------
                                                 1 year     5 years   10 years
                                             ------------- --------- ---------
  LVIP Delaware Special Opportunities Fund       (36.63%)  1.62%     3.80%
     Russell Midcap (Reg. TM) Value Index*       (38.44%)  0.33%     4.44%

* The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
Christopher S. Beck    Senior Vice President and Senior Portfolio Manager   Since May 2004
Michael E. Hughes      Vice President and Senior Equity Analyst             Since May 2005
Kent P. Madden         Equity Analyst                                       Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Delaware Special Opportunities Fund                                     3

Investment Objective and Strategies
The investment objective of the LVIP Delaware Special Opportunities Fund
(fund), is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies included in the Russell Midcap (Reg.
TM) Value Index. The fund will also place some emphasis on larger-sized U.S. companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth; and
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing faster than the industry average.

More specifically, the fund seeks to invest in companies believed to:
  o show growth potential that exceeds the average expected growth rate of companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The fund seeks stocks of companies representing a wide selection of industries and normally holds 75-150 stocks. The fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This assessment includes a review of both a stock's value factors (e.g., low price-to-earnings ratio, low price-to-cash flow) and growth factors (e.g., improving earnings estimates). Fund investments are replaced if a possible new investment appears significantly more attractive under the fund's investment criteria.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in stocks of medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with large-sized, more mature, well-known companies. Stocks of medium-sized companies, which are not as well-established as large-sized companies, may (1) react more severely to market conditions and (2) suffer more from economic, political and regulatory developments. For these reasons, the fund runs a risk of increased and more rapid fluctuations in the value of its stock investments.

Additionally, the prices of medium-sized company stocks may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Therefore, you should expect that the value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Finally, the fund invests in large-sized as well as medium-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

4

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   A team consisting of Christopher S. Beck, Michael E. Hughes and Kent P. Madden are responsible for the day-to-day management of the fund's investments. Mr. Beck has primary responsibility for making day-to-
                       day decisions for the fund, and he regularly consults with Mr. Hughes and Mr. Madden in making these decisions. Mr. Beck, Senior Vice President and Senior Portfolio Manager, joined Delaware Investments in
                       1997. Mr. Beck previously served as a vice president at Pitcairn Trust Company, where he managed small-
                       capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the
                       Univer-
                       sity of Delaware. Mr. Beck holds a bachelor's degree from the University of Delaware and an MBA from
                       Lehigh University. Prior to joining Delaware Investments in 2002, Mr. Hughes was a vice president of equity research at Raymond James & Associates and a limited partner of equity research at J.C. Bradford
                       & Company. Mr. Hughes, Vice President and Senior Equity Analyst, is responsible for the analysis, pur-
                       chase and sale recommendations of consumer staples, healthcare and technology securities for Dela-
                       ware's small-cap and mid-cap value portfolios. He received a bachelor's degree in finance from Sienna
                       College and an MBA from Vanderbilt University. Mr. Madden, Equity Analyst, joined Delaware Investments in 2004, from Gartmore Global Investments, where he specialized in technology and telecommunications.
                       He has also worked as an equity analyst for Federated Investors, Inc. and as a corporate finance analyst at
                       Lehman Brothers Inc. Mr. Madden holds a bachelor of arts degree in economics from DePaul University and an MBA from the University of Chicago Graduate School of Business. All team members are CFA charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               5

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

6

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                       LVIP Delaware Special Opportunities Fund Standard Class1,3
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 42.051     $ 44.049     $ 39.849    $ 36.112
Income (loss) from investment operations:
Net investment income (loss)........................                   0.491        0.544        0.583       0.581
Net realized and unrealized gain (loss) on investment                (14.940)       1.166        5.688       4.839
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                 (14.449)       1.710        6.271       5.420
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.380)      (0.424)      (0.537)     (0.436)
Net realized gain on investments....................                  (3.131)      (3.284)      (1.534)     (1.247)
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (3.511)      (3.708)      (2.071)     (1.683)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 24.091     $ 42.051     $ 44.049    $ 39.849
                                                     ############   ########     ########     ########    ########
Total return........................................                  (36.63%)       3.81%       16.05%      15.65%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $389,590     $726,114     $807,158    $764,088
Ratio of expenses to average net assets.............                    0.47%        0.44%        0.44%       0.45%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.40%        1.19%        1.40%       1.55%
Portfolio turnover..................................                      10%           7%          11%         13%

1 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Delaware Special Opportunities Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Delaware Special Opportunities Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Delaware Special Opportunities Fund is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid by directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.40%
 Distribution and/or Service (12b-1) fees                                                  0.35%
 Other Expenses                                                                            0.07%
 Total Annual Fund Operating Expenses                                                      0.82%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $84      $262      $455    $1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of medium-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell Midcap (Reg. TM) ValueIndex. The fund will also place some emphasis on larger-sized U.S. companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
 o a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and

LVIP Delaware Special Opportunities Fund                                     1

 o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and service.

The fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This assessment includes a review of both a stock's value factors (e.g., low price-to-earnings ratio, low price-to-cash flow) and growth factors (e.g., improving earnings estimates). Fund investments are replaced if a possible new investment appears significantly more attractive under the fund's investment criteria.

Investments in the LVIP Delaware Special Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

2  LVIP Delaware Special Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2005                 2006     2007     2008
15.36%               15.76%   3.55%     (36.85%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 7.17%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (23.44%).

                                                Average Annual Total Return
                                                 For periods ended 12/31/08
                                             ----------------------------------
                                                 1 year     5 years   Lifetime*
                                             ------------- --------- ----------
  LVIP Delaware Special Opportunities Fund       (36.85%)  N/A       1.72%
    Russell Midcap (Reg. TM) Value Index**       (38.44%)  N/A       0.16%

* The fund's lifetime began May 19, 2004. Lifetime index performance, however, began May 1, 2004.

** The Russell Midcap Value Index measures the performance of those Russell
   Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
Christopher S. Beck    Senior Vice President and Senior Portfolio Manager   Since May 2004
Michael E. Hughes      Vice President and Senior Equity Analyst             Since May 2005
Kent P. Madden         Equity Analyst                                       Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Delaware Special Opportunities Fund                                     3

Investment Objective and Strategies
The investment objective of the LVIP Delaware Special Opportunities Fund
(fund), is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

The fund pursues its objective by investing in a diversified portfolio of stocks primarily of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, similar to the market capitalizations of the companies included in the Russell Midcap (Reg.
TM) Value Index. The fund will also place some emphasis on larger-sized U.S. companies.

The fund's management style focuses on seeking growth companies at a reasonable price by blending:
  o a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' perceived true worth; and
  o a growth oriented management style, which seeks companies with earnings and/or revenues that are growing faster than the industry average.

More specifically, the fund seeks to invest in companies believed to:
  o show growth potential that exceeds the average expected growth rate of companies in the same industry; and
  o be undervalued in the market relative to the companies' industry peers.

The companies sought typically have:
  o a long history of profit growth and dividend payment; and
  o a reputation for quality management, products and service.

The fund seeks stocks of companies representing a wide selection of industries and normally holds 75-150 stocks. The fund uses a blend of quantitative analysis and fundamental research in its effort to find the most attractive stocks in each industry. This assessment includes a review of both a stock's value factors (e.g., low price-to-earnings ratio, low price-to-cash flow) and growth factors (e.g., improving earnings estimates). Fund investments are replaced if a possible new investment appears significantly more attractive under the fund's investment criteria.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in stocks of medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with large-sized, more mature, well-known companies. Stocks of medium-sized companies, which are not as well-established as large-sized companies, may (1) react more severely to market conditions and (2) suffer more from economic, political and regulatory developments. For these reasons, the fund runs a risk of increased and more rapid fluctuations in the value of its stock investments.

Additionally, the prices of medium-sized company stocks may fluctuate independently of larger company stock prices. Medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Therefore, you should expect that the value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Finally, the fund invests in large-sized as well as medium-sized companies, and the fund's performance may be affected if stocks in one of these two groups of companies do not perform as well as stocks in the other group.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

4

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   A team consisting of Christopher S. Beck, Michael E. Hughes and Kent P. Madden are responsible for the day-to-day management of the fund's investments. Mr. Beck has primary responsibility for making day-to-
                       day decisions for the fund, and he regularly consults with Mr. Hughes and Mr. Madden in making these decisions. Mr. Beck, Senior Vice President and Senior Portfolio Manager, joined Delaware Investments in
                       1997. Mr. Beck previously served as a vice president at Pitcairn Trust Company, where he managed small-
                       capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the
                       Univer-
                       sity of Delaware. Mr. Beck holds a bachelor's degree from the University of Delaware and an MBA from
                       Lehigh University. Prior to joining Delaware Investments in 2002, Mr. Hughes was a vice president of equity research at Raymond James & Associates and a limited partner of equity research at J.C. Bradford
                       & Company. Mr. Hughes, Vice President and Senior Equity Analyst, is responsible for the analysis, pur-
                       chase and sale recommendations of consumer staples, healthcare and technology securities for Dela-
                       ware's small-cap and mid-cap value portfolios. He received a bachelor's degree in finance from Sienna
                       College and an MBA from Vanderbilt University. Mr. Madden, Equity Analyst, joined Delaware Investments in 2004, from Gartmore Global Investments, where he specialized in technology and telecommunications.
                       He has also worked as an equity analyst for Federated Investors, Inc. and as a corporate finance analyst at
                       Lehman Brothers Inc. Mr. Madden holds a bachelor of arts degree in economics from DePaul University and an MBA from the University of Chicago Graduate School of Business. All team members are CFA charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               5

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

6

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                       LVIP Delaware Special Opportunities Fund Service Class1,4,8
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 41.995     $ 44.005     $ 39.817    $ 36.099
Income (loss) from investment operations:
Net investment income (loss)........................                   0.373        0.431        0.479       0.485
Net realized and unrealized gain (loss) on investment                (14.886)       1.168        5.677       4.834
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                 (14.513)       1.599        6.156       5.319
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.260)      (0.325)      (0.434)     (0.354)
Net realized gain on investments....................                  (3.131)      (3.284)      (1.534)     (1.247)
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (3.391)      (3.609)      (1.968)     (1.601)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 24.091     $ 41.995     $ 44.005    $ 39.817
                                                     ############   ########     ########     ########    ########
Total return........................................                  (36.85%)       3.55%       15.76%      15.36%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 18,480     $ 16,033     $  8,370    $  3,275
Ratio of expenses to average net assets.............                    0.82%        0.69%        0.69%       0.70%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.05%        0.94%        1.15%       1.30%
Portfolio turnover..................................                      10%           7%          11%         13%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

8 Operations related to the Service Class of the fund commenced on May 19, 2004. 2004 ratios have been annualized and total return has not been annualized.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Janus Capital Appreciation Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              5
Management and Organization                                   6
Pricing of Fund Shares                                        7
Purchase and Sale of Fund Shares                              7
Market Timing                                                 8
Portfolio Holdings Disclosure                                 8
Share Classes and Distribution Arrangements                   8
Distribution Policy and Federal Income Tax Considerations     8
Financial Highlights                                         10


LVIP Janus Capital Appreciation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Janus Capital Appreciation Fund is to seek long-term growth of capital in a manner consistent with the preservation of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.75%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.10%
 Total Annual Fund Operating Expenses                                                           0.85%
 Less Fee Waiver1                                                                              (0.07%)
 Net Expenses                                                                                   0.78%

1 Effective May 1, 2009, Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.15% on the first $100 million of average daily net assets of the fund and 0.10% of the next $150 million of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Janus Capital Appreciation Fund                                         1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $80      $264      $464    $1,042

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its investment objective by investing in equity securities (stocks). Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks.

The fund primarily invests in stocks of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, in the range of the companies included in the Russell 1000 (Reg. TM) Growth Index. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book rations and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund has the flexibility to purchase some medium and small-sized U.S. companies that have qualities consistent with its core characteristics. Additionally, the fund may invest up to 25% of its assets in foreign securities, including investments in emerging markets. These stocks may be traded on U.S. or foreign stock markets.

The fund uses a "bottom up" approach to selecting stocks. In other words, the fund uses fundamental research to identify individual companies with earnings growth potential that may not be recognized by the market at large. As part of this process, the fund considers the valuation and risk traits of individual stocks, as well as the characteristics of the underlying companies - such as the nature of a company's business and its growth potential

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

2  LVIP Janus Capital Appreciation Fund

 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.

LVIP Janus Capital Appreciation Fund                                         3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000          2001          2002          2003     2004    2005    2006    2007      2008
45.45%                (15.85%)      (25.88%)      (26.96%)     32.45%   5.28%   4.20%   9.67%   20.42%    (40.82%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 25.16%.

The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (25.94%).

                                               Average Annual Total Return
                                               For periods ended 12/31/08
                                         ---------------------------------------
                                             1 year       5 years     10 years
                                         ------------- ------------ ------------
  LVIP Janus Capital Appreciation Fund       (40.82%)      (3.03%)      (2.80%)
  Russell 1000 (Reg. TM) Growth Index*       (38.44%)      (3.42%)      (4.27%)

* The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Janus Capital Management LLC

Portfolio Manager(s)   Company Title                 Experience w/Fund
---------------------- ----------------------------- --------------------
Jonathan Coleman       Co-Chief Investment Officer   Since November 2007
Daniel Riff            Portfolio Manager             Since November 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Janus Capital Appreciation Fund

Investment Objective and Strategies
The investment objective of the LVIP Janus Capital Appreciation Fund (fund) is long-term growth of capital in a manner consistent with the preservation of capital.

The fund pursues its investment objective by investing in equity securities (stocks). Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks.

The fund primarily invests in stocks of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, in the range of the companies included in the Russell 1000 (Reg. TM) Growth Index. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund has the flexibility to purchase some medium and small-sized U.S. companies that have qualities consistent with its core characteristics. Additionally, the fund may invest up to 25% of its assets in foreign securities, including investments in emerging markets. These stocks may be traded on U.S. or foreign stock markets.

The fund uses a "bottom up" approach to selecting stocks. In other words, the fund uses fundamental research to identify individual companies with earnings growth potential that may not be recognized by the market at large. As part of this process, the fund considers the valuation and risk traits of individual stocks, as well as the characteristics of the underlying companies - such as the nature of a company's business and its growth potential. The fund generally selects stocks without regard to any defined industry sector or other similarly defined selection procedure. When selecting stocks, the fund places little emphasis on earning dividend income, and any dividend income earned on the fund's investments is incidental to the fund's investment objective.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Moreover, the fund invests some amounts in small and medium-sized companies as well as large-sized companies. The fund's performance may be affected if stocks in one of these three groups of companies do not perform as well as stocks in the other groups.

Further, investing in stocks of small and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500 Index. One reason is that small and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

                                                                               5

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.68% of the fund's average net assets).
Sub-Adviser            Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206. Janus has served as the fund's sub-adviser since 1994. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus
                       Capital Management LLC is a direct subsidiary of Janus Capital Group, Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately
                       95% of Janus Capital Management LLC, with the remaining 5% held by Janus Management Holdings Cor-
                       poration.
Portfolio Manager(s)   Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day manage-
                       ment of the fund. Mr. Coleman, as lead portfolio manager, has the authority to exercise final decision-
                       making on the overall fund. Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus and is
                       portfolio manager of the fund, which he has co-managed since November 2007. In addition to the fund,
                       Mr. Coleman is also a portfolio manager of other Janus accounts. He joined Janus in 1994 as a research analyst and has acted as portfolio manager or assistant portfolio manager of other Janus-advised mutual funds since 1997. Mr. Coleman holds a bachelor's degree in political economy and Spanish from Williams
                       College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on eco-
                       nomic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.
                       Daniel Riff is a co-portfolio manager of the fund which he has co-managed since November 2007 and also serves as a portfolio manager of other Janus accounts. Prior to joining Janus in 2003, Mr. Riff was a stu-
                       dent at the University of Pennsylvania. Mr. Riff holds a Bachelor's degree (magna cum laude) in econom-
                       ics from Williams College, and a Master of Business Administration degree with honors in finance from
                       The Wharton School at the University of Pennsylvania.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

6

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or

                                                                               7

sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

8

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               9

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                              LVIP Janus Capital Appreciation Fund Standard Class1,4
                                                                                    Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007     12/31/2006     12/31/2005
                                                     ------------ -------------- -------------- -------------- --------------
Net asset value, beginning of period................                $ 24.169        $20.116        $18.376        $17.680
Income (loss) from investment operations:
Net investment income (loss)........................                   0.121          0.095          0.051          0.038
Net realized and unrealized gain (loss) on investment                (10.000)         4.019          1.725          0.704
                                                     ------------   ---------       -------        -------        -------
Total from investment operations....................                  (9.879)         4.114          1.776          0.742
                                                     ------------   ---------       -------        -------        -------
Less dividends and distributions from:
Net investment income...............................                  (0.140)        (0.061)        (0.036)        (0.046)
Net realized gain on investments....................                       -              -              -              -
                                                     ------------   ---------       -------        -------        -------
Total dividends and distributions...................                  (0.140)        (0.061)        (0.036)        (0.046)
                                                     ------------   ---------       -------        -------        -------
Net asset value, end of period......................                $ 14.150        $24.169        $20.116        $18.376
                                                     ############   #########       #######        #######        #######
Total return........................................                  (40.82%)        20.42%          9.67%          4.20%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $264,563        $506,900       $488,232       $544,301
Ratio of expenses to average net assets.............                    0.71%49        0.69%49        0.70%49        0.73%49
Ratio of net investment income (loss) to average net
 assets.............................................                    0.61%          0.43%          0.27%          0.22%
Portfolio turnover..................................                      68%           123%            99%            85%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

49 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Janus Capital Appreciation Fund would have been 0.85% for 2008, 0.82% for 2007, 0.83% for 2006, 0.83% for 2005 and 0.81% for 2004.

10

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Janus Capital Appreciation Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              5
Management and Organization                                   6
Pricing of Fund Shares                                        7
Purchase and Sale of Fund Shares                              7
Market Timing                                                 8
Portfolio Holdings Disclosure                                 8
Share Classes and Distribution Arrangements                   8
Distribution Policy and Federal Income Tax Considerations     9
Financial Highlights                                         10


LVIP Janus Capital Appreciation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Janus Capital Appreciation Fund is to seek long-term growth of capital in a manner consistent with the preservation of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.75%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.10%
 Total Annual Fund Operating Expenses                                                           1.10%
 Less Fee Waiver1                                                                              (0.07%)
 Net Expenses                                                                                   1.03%

1 Effective May 1, 2009, Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive a portion of its advisory fee for the fund:
  0.15% on the first $100 million of average daily net assets of the fund; 0.10% on the next $150 million of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless the LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Janus Capital Appreciation Fund                                         1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $105     $343      $599    $1,334

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its investment objective by investing in equity securities (stocks). Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks.

The fund primarily invests in stocks of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, in the range of the companies included in the Russell 1000 (Reg. TM) Growth Index. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book rations and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund has the flexibility to purchase some medium and small-sized U.S. companies that have qualities consistent with its core characteristics. Additionally, the fund may invest up to 25% of its assets in foreign securities, including investments in emerging markets. These stocks may be traded on U.S. or foreign stock markets.

The fund uses a "bottom up" approach to selecting stocks. In other words, the fund uses fundamental research to identify individual companies with earnings growth potential that may not be recognized by the market at large. As part of this process, the fund considers the valuation and risk traits of individual stocks, as well as the characteristics of the underlying companies - such as the nature of a company's business and its growth potential

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

2  LVIP Janus Capital Appreciation Fund

 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.

LVIP Janus Capital Appreciation Fund                                         3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                 2005    2006    2007     2008
5.02%                3.94%   9.40%   20.11%    (40.97%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2004 at: 9.94%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.88%).

                                               Average Annual Total Return
                                               For periods ended 12/31/08
                                          -------------------------------------
                                              1 year       5 years    Lifetime*
                                          ------------- ------------ ----------
   LVIP Janus Capital Appreciation Fund       (40.97%)      (3.27%)  0.22%
  Russell 1000 (Reg. TM) Growth Index**       (38.44%)      (3.42%)  0.46%

* The fund's lifetime began May 15, 2003. Lifetime index performance, however, began May 1, 2003.

**The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Janus Capital Management LLC

Portfolio Manager(s)   Company Title                 Experience w/Fund
---------------------- ----------------------------- --------------------
Jonathan Coleman       Co-Chief Investment Officer   Since November 2007
Daniel Riff            Portfolio Manager             Since November 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Janus Capital Appreciation Fund

Investment Objective and Strategies
The investment objective of the LVIP Janus Capital Appreciation Fund (fund) is long-term growth of capital in a manner consistent with the preservation of capital.

The fund pursues its investment objective by investing in equity securities (stocks). Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks.

The fund primarily invests in stocks of large-sized U.S. companies: companies with market capitalizations, at the time of purchase, in the range of the companies included in the Russell 1000 (Reg. TM) Growth Index. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund has the flexibility to purchase some medium and small-sized U.S. companies that have qualities consistent with its core characteristics. Additionally, the fund may invest up to 25% of its assets in foreign securities, including investments in emerging markets. These stocks may be traded on U.S. or foreign stock markets.

The fund uses a "bottom up" approach to selecting stocks. In other words, the fund uses fundamental research to identify individual companies with earnings growth potential that may not be recognized by the market at large. As part of this process, the fund considers the valuation and risk traits of individual stocks, as well as the characteristics of the underlying companies - such as the nature of a company's business and its growth potential. The fund generally selects stocks without regard to any defined industry sector or other similarly defined selection procedure. When selecting stocks, the fund places little emphasis on earning dividend income, and any dividend income earned on the fund's investments is incidental to the fund's investment objective.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Moreover, the fund invests some amounts in small and medium-sized companies as well as large-sized companies. The fund's performance may be affected if stocks in one of these three groups of companies do not perform as well as stocks in the other groups.

Further, investing in stocks of small and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500 Index. One reason is that small and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

                                                                               5

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.68% of the fund's average net assets).
Sub-Adviser            Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206. Janus has served as the fund's sub-adviser since 1994. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus
                       Capital Management LLC is a direct subsidiary of Janus Capital Group, Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately
                       95% of Janus Capital Management LLC, with the remaining 5% held by Janus Management Holdings Cor-
                       poration.
Portfolio Manager(s)   Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day manage-
                       ment of the fund. Mr. Coleman, as lead portfolio manager, has the authority to exercise final decision-
                       making on the overall fund. Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus and is
                       portfolio manager of the fund, which he has co-managed since November 2007. In addition to the fund,
                       Mr. Coleman is also a portfolio manager of other Janus accounts. He joined Janus in 1994 as a research analyst and has acted as portfolio manager or assistant portfolio manager of other Janus-advised mutual funds since 1997. Mr. Coleman holds a bachelor's degree in political economy and Spanish from Williams
                       College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on eco-
                       nomic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.
                       Daniel Riff is a co-portfolio manager of the fund which he has co-managed since November 2007 and also serves as a portfolio manager of other Janus accounts. Prior to joining Janus in 2003, Mr. Riff was a stu-
                       dent at the University of Pennsylvania. Mr. Riff holds a Bachelor's degree (magna cum laude) in econom-
                       ics from Williams College, and a Master of Business Administration degree with honors in finance from
                       The Wharton School at the University of Pennsylvania.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

6

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or

                                                                               7

sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

8

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               9

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                             LVIP Janus Capital Appreciation Fund Service Class1,5
                                                                                  Year Ended
                                                      12/31/2009    12/31/2008    12/31/2007    12/31/2006     12/31/2005
                                                     ------------ -------------- ------------ -------------- -------------
Net asset value, beginning of period................                $ 24.036       $20.014      $ 18.294       $17.608
Income (loss) from investment operations:
Net investment income (loss)........................                   0.072         0.040         0.004        (0.006)
Net realized and unrealized gain (loss) on investment                 (9.931)        3.996         1.716         0.700
                                                     ------------   --------       -------      --------       -------
Total from investment operations....................                  (9.859)        4.036         1.720         0.694
                                                     ------------   --------       -------      --------       -------
Less dividends and distributions from:
Net investment income...............................                  (0.090)       (0.014)            -        (0.008)
Net realized gain on investments....................                       -             -             -             -
                                                     ------------   --------       -------      --------       -------
Total dividends and distributions...................                  (0.090)       (0.014)            -        (0.008)
                                                     ------------   --------       -------      --------       -------
Net asset value, end of period......................                $ 14.087       $24.036      $ 20.014       $18.294
                                                     ############   ########       #######      ########       #######
Total return........................................                  (40.97%)       20.11%         9.40%         3.94%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 26,462       $36,209      $ 16,903       $12,378
Ratio of expenses to average net assets.............                    0.96%21       0.94%21       0.95%21       0.98%21
Ratio of net investment income (loss) to average net
 assets.............................................                    0.36%         0.18%         0.02%        (0.03%)
Portfolio turnover..................................                      68%          123%           99%           85%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

21 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Janus Capital Appreciation Fund would have been 1.10% for 2008, 1.07% for 2007, 1.08% for 2006, 1.08% for 2005, and 1.06% for 2004.

10

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP Marsico International Growth Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010




The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.


Table of Contents



Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP Marsico International Growth Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Marsico International Growth Fund is long-term capital appreciation.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.92%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.13%
 Total Annual Fund Operating Expenses                                                           1.05%
 Less Expense Reimbursement1                                                                   (0.01%)
 Net Expenses                                                                                   1.04%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.


Expense Example


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $106     $333      $578    $1,282

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.


Principal Investment Strategies

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be


LVIP Marsico International Growth Fund                                       1

invested in various issuers or securities that together have ties to at least four different foreign countries. The fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the fund may be based in or economically tied to the United States.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection. As a result of the "top-down" analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed. The sub-adviser then utilizes "bottom-up" stock selection to look for individual companies or securities with earnings growth potential that may not be recognized by the market at large.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the fund also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The sub-adviser may reduce or sell a fund's investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, or for other reasons.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.


2  LVIP Marsico International Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
1999                 2000     2001     2002     2003     2004     2005     2006     2007      2008
32.54%               23.69%   22.98%   22.79%   31.38%   17.02%   19.46%   23.97%   20.55%     (48.94%)




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 19.07%.

The funds lowest return for a quarter occurred in the fourth quarter of 2008 at: (26.07%).



                                               Average Annual Total Return
                                                For periods ended 12/31/08
                                           ------------------------------------
                                               1 year     5 years    10 years
                                           ------------- --------- ------------
  LVIP Marsico International Growth Fund       (48.94%)  1.30%         (1.70%)
                        MSCI EAFE Index*       (43.38%)  1.66%          0.80%

* The MSCI EAFE Index measures performance of more than 900 securities from selected countires in Europe, Australasia and the Far East.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Marsico Capital Management, LLC



Portfolio Manager(s)   Company Title   Experience w/Fund
---------------------- --------------- ------------------
James Gendelman        {to follow}     Since May 2003

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Marsico International Growth Fund                                       3

Investment Objective and Strategies
The investment objective of the LVIP Marsico International Growth Fund (fund) is long-term capital appreciation. The fund will be "non-diversified" as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the fund may be based in or economically tied to the United States.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the sub-adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed.

The sub-adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the sub-adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the fund also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The sub-adviser may reduce or sell a fund's investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The fund intends to engage in active and frequent trading of portfolio securities as part of its investment strategy. The fund's portfolio turnover rate is expected to be greater than 100% in any year. For example, the fund would have a portfolio turnover rate of 100% if the fund replaced all of its investments in one year.

The fund may also use other investment strategies, to a lesser degree, to pursue its investment objective, including investment in forward contracts on foreign currencies. The fund's statement of additional information (SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


Investment Risks

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money. Since the fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the risks of investing in foreign securities are heightened when investing in emerging market countries.


4

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.


                                                                               5

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.


Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.92% of the fund's average net assets).
Sub-Adviser            Marsico Capital Management, LLC ("Marsico"), 1200 17th Street Suite 1600, Denver, Colorado 80202, a
                       registered investment adviser and a Delaware limited liability company. Marsico was formed in 1997, and provides investment management services to other mutual funds and private accounts. As of December
                       30, 2008, Marsico had approximately $55.6 billion under management.
Portfolio Manager(s)   James G. Gendelman is the portfolio manager and is responsible for the day-to-day management of the fund. Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of
                       International Sales for Goldman, Sachs & Co. He holds a Bachelors degree in Accounting from Michigan
                       State University, and a MBA in Finance from the University of Chicago. Mr. Gendelman was a CPA for Ernst
                       & Young from 1983 to 1985.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


6

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.


                                                                               7

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.


8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.


                                                           LVIP Marsico International Growth Fund Standard Class2,4,33
                                                                                    Year Ended
                                                      12/31/2009       12/31/2008       12/31/2007    12/31/2006   12/31/2005
                                                     ------------ ------------------- -------------- ------------ -----------
Net asset value, beginning of period................                  $ 18.071           $15.102       $ 12.190    $ 10.263
Income (loss) from investment operations:
Net investment income (loss)........................                     0.170             0.224          0.059       0.040
Net realized and unrealized gain (loss) on investment                   (8.554)            2.875          2.862       1.943
                                                     ------------     --------           -------       --------    --------
Total from investment operations....................                    (8.384)            3.099          2.921       1.983
                                                     ------------     --------           -------       --------    --------
Less dividends and distributions from:
Net investment income...............................                    (0.155)           (0.130)        (0.009)     (0.056)
Net realized gain on investments....................                    (1.269)                -              -           -
                                                     ------------     --------           -------       --------    --------
Total dividends and distributions...................                    (1.424)           (0.130)        (0.009)     (0.056)
                                                     ------------     --------           -------       --------    --------
Net asset value, end of period......................                  $  8.263           $18.071       $ 15.102    $ 12.190
                                                     ############     ########           #######       ########    ########
Total return........................................                    (48.94%)           20.55%         23.97%      19.46%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                  $171,362           $209,614      $137,535    $ 50,762
Ratio of expenses to average net assets.............                      1.00%50,25        1.03%50        1.12%       1.22%
Ratio of net investment income (loss) to average net
 assets.............................................                      1.29%             1.35%          0.44%       0.27%
Portfolio turnover..................................                       118%              108%           106%        159%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

25 Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.04%.

33 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

50 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Marsico International Growth Fund would have been 1.05% for 2008 and 1.04% for 2007.


                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Marsico International Growth Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP Marsico International Growth Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Marsico International Growth Fund is long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.92%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.13%
 Total Annual Fund Operating Expenses                                                           1.30%
 Less Expense Reimbursement1                                                                   (0.01%)
 Net Expenses                                                                                   1.29%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $131     $411      $712    $1,567

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be

LVIP Marsico International Growth Fund                                       1

invested in various issuers or securities that together have ties to at least four different foreign countries. The fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the fund may be based in or economically tied to the United States.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection. As a result of the "top-down" analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed. The sub-adviser then utilizes "bottom-up" stock selection to look for individual companies or securities with earnings growth potential that may not be recognized by the market at large.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the fund also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The sub-adviser may reduce or sell a fund's investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

2  LVIP Marsico International Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(49.07%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (2.10%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (26.12%)

                          Average Annual Total Return
                           For periods ended 12/31/08
                                               1 year     5 years    Lifetime**
                                           ------------- --------- -------------
  LVIP Marsico International Growth Fund       (49.07%)  N/A           (27.29%)
                        MSCI EAFE Index*       (43.38%)  N/A           (27.84%)

* The MSCI EAFE Index measures performance of more than 900 securities from selected countries in Europe, Australasia and the Far East.

** Return calculated from inception date, 4/30/07.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Marsico Capital Management, LLC

Portfolio Manager(s)   Company Title   Experience w/Fund
---------------------- --------------- ------------------
James Gendelman        {to follow}     Since May 2003

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Marsico International Growth Fund                                       3

Investment Objective and Strategies
The investment objective of the LVIP Marsico International Growth Fund (fund) is long-term capital appreciation. The fund will be "non-diversified" as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the fund may be based in or economically tied to the United States.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the sub-adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed.

The sub-adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the sub-adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the fund also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The sub-adviser may reduce or sell a fund's investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The fund intends to engage in active and frequent trading of portfolio securities as part of its investment strategy. The fund's portfolio turnover rate is expected to be greater than 100% in any year. For example, the fund would have a portfolio turnover rate of 100% if the fund replaced all of its investments in one year.

The fund may also use other investment strategies, to a lesser degree, to pursue its investment objective, including investment in forward contracts on foreign currencies. The fund's statement of additional information (SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money. Since the fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the risks of investing in foreign securities are heightened when investing in emerging market countries.

4

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

                                                                               5

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.92% of the fund's average net assets).
Sub-Adviser            Marsico Capital Management, LLC ("Marsico"), 1200 17th Street Suite 1600, Denver, Colorado 80202, a
                       registered investment adviser and a Delaware limited liability company. Marsico was formed in 1997, and provides investment management services to other mutual funds and private accounts. As of December
                       30, 2008, Marsico had approximately $55.6 billion under management.
Portfolio Manager(s)   James G. Gendelman is the portfolio manager and is responsible for the day-to-day management of the fund. Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of
                       International Sales for Goldman, Sachs & Co. He holds a Bachelors degree in Accounting from Michigan
                       State University, and a MBA in Finance from the University of Chicago. Mr. Gendelman was a CPA for Ernst
                       & Young from 1983 to 1985.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

6

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                               7

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP Marsico International Growth Fund Service
                                                                                          Class1,5,6
                                                                                          Year Ended
                                                                       12/31/2009         12/31/2008         12/31/2007
                                                                      ------------   -------------------   -------------
Net asset value, beginning of period...............................                      $ 18.066            $15.782
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.137              0.130
Net realized and unrealized gain (loss) on investments.............                        (8.541)             2.260
                                                                      ------------       --------            --------
Total from investment operations...................................                        (8.404)             2.390
                                                                      ------------       --------            --------
Less dividends and distributions from:
Net investment income..............................................                        (0.116)            (0.106)
Net realized gain on investments...................................                        (1.269)                 -
                                                                      ------------       --------            --------
Total dividends and distributions..................................                        (1.385)            (0.106)
                                                                      ------------       --------            --------
Net asset value, end of period.....................................                      $  8.277            $18.066
                                                                      ############       ########            ########
Total return.......................................................                        (49.07%)            15.15%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 24,426            $21,786
Ratio of expenses to average net assets............................                          1.25%22,35         1.28%22
Ratio of net investment income (loss) to average net assets........                          1.04%              1.14%
Portfolio turnover.................................................                           118%               108%10

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

10 The portfolio turnover is representative of the fund for the entire year.

22 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Marsico International Growth Fund would have been 1.30% for 2008 and 1.29% for 2007.

35 Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.29%.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP MFS Value Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP MFS Value Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP MFS Value Fund is to seek capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.66%
 Distribution and/or Service (12b-1) fees                                                      None
 Other Expenses                                                                                 0.08%
 Total Annual Fund Operating Expenses                                                           0.74%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.80% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $76      $237      $411      $918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing at least 80% of is net assets in common stocks and other equity securities such as preferred stocks, warrants or right to buy equity securities, and securities convertible into common stocks. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities.

The fund focuses on investing its assets in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

LVIP MFS Value Fund                                                          1

While the sub-adviser may invest the fund's assets in companies of any size, the sub-adviser generally focuses on companies with large capitalizations.

The sub-adviser uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000    2001    2002          2003     2004     2005    2006     2007    2008
5.75%                9.25%   1.54%    (21.36%)     28.18%   11.85%   7.98%   19.66%   7.69%    (32.29%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 1999 at: 15.72%.

The funds lowest return for a quarter occurred in the third quarter of 2002 at:
(19.26%).

                                            Average Annual Total Return
                                             For periods ended 12/31/08
                                        ------------------------------------
                                            1 year       5 years    10 years
                                        ------------- ------------ ---------
                  LVIP MFS Value Fund       (32.29%)       1.05%   2.23%
  Russell 1000 (Reg. TM) Value Index*       (36.85%)      (0.79%)  1.36%

* The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

2  LVIP MFS Value Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Massachusetts Financial Services Company (MFS)

Portfolio Manager(s)   Company Title        Experience w/Fund
---------------------- -------------------- --------------------
Steven R. Gorham       Investment Officer   Since November 2006
Nevin Chitkara         Investment Officer   Since November 2006

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP MFS Value Fund                                                          3

Investment Objective and Strategies
The investment objective of the LVIP MFS Value Fund (fund) is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund invests at least 80% of its net assets in common stocks and other equity securities such as preferred stocks, warrants or rights to buy equity securities, and securities convertible into common stocks. The fund pursues its objective primarily by investing in equity securities. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities.

The fund focuses on investing its assets in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While the sub-adviser may invest the fund's assets in companies of any size, the sub-adviser generally focuses on companies with large capitalizations.

The sub-adviser uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the sub-adviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

4

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.66% of the fund's average net assets).
Sub-Adviser            Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts, 02116,
                       commonly known as MFS Investment Management, acts as the investment adviser to investment compa-
                       nies, separate accounts and other clients. MFS is a majority owned subsidiary of Sun Life of Canada
                       (U.S.)
                       Financial Services Holdings Inc., which in turn is an indirect wholly owned subsidiary of Sun Life
                       Financial,
                       Inc. (a diversified financial services organization). MFS has been a subsidiary of Sun Life since 1982.
Portfolio Manager(s)   The fund is managed by portfolio managers Steven Gorham and Nevin Chitkara. Steven R. Gorham is an
                       Investment Officer and portfolio manager at MFS. Mr. Gorham joined MFS in 1989. He became a research analyst in 1993 and a portfolio manager in 2000. He is a graduate of the University of New Hampshire and has a M.B.A. from Boston College. Nevin P. Chitkara is an Investment Officer and portfolio manager at
                       MFS. Mr. Chitkara joined MFS in 1997. Mr. Chitkara was an equity research analyst prior to being named portfolio manager in 2006.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               5

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

6

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                LVIP MFS Value Fund Standard Class2,4,30,34
                                                                                Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007    12/31/2006    12/31/2005
                                                     ------------ ------------ ------------ -------------- -----------
Net asset value, beginning of period................                $ 26.422     $ 24.786      $22.837      $ 21.417
Income (loss) from investment operations:
Net investment income (loss)........................                   0.426        0.404        0.361         0.280
Net realized and unrealized gain (loss) on investment                 (8.858)       1.496        3.794         1.406
                                                     ------------   --------     --------      -------      --------
Total from investment operations....................                  (8.432)       1.900        4.155         1.686
                                                     ------------   --------     --------      -------      --------
Less dividends and distributions from:
Net investment income...............................                  (0.236)      (0.264)      (0.286)       (0.266)
Net realized gain on investments....................                  (0.436)           -       (1.920)            -
                                                     ------------   --------     --------      -------      --------
Total dividends and distributions...................                  (0.672)      (0.264)      (2.206)       (0.266)
                                                     ------------   --------     --------      -------      --------
Net asset value, end of period......................                $ 17.318     $ 26.422      $24.786      $ 22.837
                                                     ############   ########     ########      #######      ########
Total return........................................                  (32.29%)       7.69%       19.66%         7.98%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $284,601     $301,096      $109,129     $ 83,737
Ratio of expenses to average net assets.............                    0.74%        0.78%        0.78%28       0.82%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.94%        1.53%        1.58%         1.20%
Portfolio turnover..................................                      35%          22%         164%           69%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

28 Net of expenses waived or reimbursed. If no expenses had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP MFS Value Fund would have been 0.82% for 2006.

30 Commencing November 15, 2006 Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the fund's sub-adviser.

34 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP MFS Value Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP MFS Value Fund
(Service Class)

Investment Objective
The investment objective of the LVIP MFS Value Fund is to seek capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                   N/A
 Deferred Sales Charge (Load)                                                               N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
 Account Maintenance Fee                                                                    N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                             0.66%
 Distribution and/or Service (12b-1) fees                                                   0.25%
 Other Expenses                                                                             0.08%
 Total Annual Fund Operating Expenses                                                       0.99%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $101     $315      $547    $1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing at least 80% of is net assets in common stocks and other equity securities such as preferred stocks, warrants or right to buy equity securities, and securities convertible into common stocks. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities.

The fund focuses on investing its assets in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

LVIP MFS Value Fund                                                          1

While the sub-adviser may invest the fund's assets in companies of any size, the sub-adviser generally focuses on companies with large capitalizations.

The sub-adviser uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(32.46%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second of 2008 at: (1.60%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (19.11%).

                                             Average Annual Total Return
                                             For periods ended 12/31/08
                                        -------------------------------------
                                            1 year     5 years    Lifetime**
                                        ------------- --------- -------------
                  LVIP MFS Value Fund       (32.46%)  N/A           (20.29%)
  Russell 1000 (Reg. TM) Value Index*       (36.85%)  N/A           (26.26%)

* The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

**Return calculated from inception date, 4/30/07.

2  LVIP MFS Value Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Massachusetts Financial Services Company (MFS)

Portfolio Manager(s)   Company Title        Experience w/Fund
---------------------- -------------------- --------------------
Steven R. Gorham       Investment Officer   Since November 2006
Nevin Chitkara         Investment Officer   Since November 2006

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP MFS Value Fund                                                          3

Investment Objective and Strategies
The investment objective of the LVIP MFS Value Fund (fund) is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund invests at least 80% of its net assets in common stocks and other equity securities such as preferred stocks, warrants or rights to buy equity securities, and securities convertible into common stocks. The fund pursues its objective primarily by investing in equity securities. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities.

The fund focuses on investing its assets in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While the sub-adviser may invest the fund's assets in companies of any size, the sub-adviser generally focuses on companies with large capitalizations.

The sub-adviser uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the sub-adviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

4

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.66% of the fund's average net assets).
Sub-Adviser            Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts, 02116,
                       commonly known as MFS Investment Management, acts as the investment adviser to investment compa-
                       nies, separate accounts and other clients. MFS is a majority owned subsidiary of Sun Life of Canada
                       (U.S.)
                       Financial Services Holdings Inc., which in turn is an indirect wholly owned subsidiary of Sun Life
                       Financial,
                       Inc. (a diversified financial services organization). MFS has been a subsidiary of Sun Life since 1982.
Portfolio Manager(s)   The fund is managed by portfolio managers Steven Gorham and Nevin Chitkara. Steven R. Gorham is an
                       Investment Officer and portfolio manager at MFS. Mr. Gorham joined MFS in 1989. He became a research analyst in 1993 and a portfolio manager in 2000. He is a graduate of the University of New Hampshire and has a M.B.A. from Boston College. Nevin P. Chitkara is an Investment Officer and portfolio manager at
                       MFS. Mr. Chitkara joined MFS in 1997. Mr. Chitkara was an equity research analyst prior to being named portfolio manager in 2006.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               5

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

6

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                          LVIP MFS Value Fund Service Class1,4,6
                                                                                        Year Ended
                                                                        12/31/2009      12/31/2008       12/31/2007
                                                                       ------------    ------------    -------------
Net asset value, beginning of period...............................                      $ 26.416        $26.308
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.375          0.240
Net realized and unrealized gain (loss) on investments.............                        (8.848)         0.096
                                                                       ------------      --------        -------
Total from investment operations...................................                        (8.473)         0.336
                                                                       ------------      --------        -------
Less dividends and distributions from:
Net investment income..............................................                        (0.180)        (0.228)
Net realized gain on investments...................................                        (0.436)             -
                                                                       ------------      --------        -------
Total dividends and distributions..................................                        (0.616)        (0.228)
                                                                       ------------      --------        -------
Net asset value, end of period.....................................                      $ 17.327        $26.416
                                                                       ############      ########        #######
Total return.......................................................                        (32.46%)         1.29%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 84,111        $12,405
Ratio of expenses to average net assets............................                          0.99%          1.02%
Ratio of net investment income (loss) to average net assets........                          1.69%          1.33%
Portfolio turnover.................................................                            35%            22%10

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Mid-Cap Value Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Mid-Cap Value Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Mid-Cap Value Fund (fund) is to seek long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.89%
 Distribution and/or Service (12b-1) fees                                                      None
 Other Expenses                                                                                 0.10%
 Total Annual Fund Operating Expenses                                                           0.99%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $101     $315      $547    $1,213

LVIP Mid-Cap Value Fund                                                      1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations in the range of the companies in the Russell 2500(TM) Index and Russell Midcap (Reg. TM) Index. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-know "household" names. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 20% of its total assets in securities of foreign issuers (including Depositary Receipts).

The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP Mid-Cap Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2002                 2003     2004     2005     2006     2007     2008
(13.66%)             43.14%   15.81%   10.01%   17.69%   1.63%     (40.71%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 21.17%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.65%).

                                             Average Annual Total Return
                                              For periods ended 12/31/08
                                        --------------------------------------
                                            1 year       5 years    Lifetime**
                                        ------------- ------------ -----------
              LVIP Mid-Cap Value Fund       (40.71%)      (2.01%)  1.35%
  Russell 2500 Value (Reg. TM) Index*       (31.99%)      (0.15%)  4.70%

* The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

**Return calculated from inception date, 5/1/01.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wellington Management Company, LLP

Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
James N. Mordy         Senior Vice President and Equity Portfolio Manager   Since May 2001

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Mid-Cap Value Fund                                                      3

Investment Objective and Strategies
The investment objective of the LVIP Mid-Cap Value Fund (fund) is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations in the range of the companies in the Russell 2500(TM) Index and Russell Midcap (Reg. TM) Index. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-known "household" names. Wile the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 20% of its total assets in securities of foreign issuers (including Depositary Receipts).

The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings. The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions.

The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in their current market prices. Valuation techniques are a key component of the fund's investment approach. A target price is established for each stock by combining proprietary earnings estimates with expected price/earnings multiples. Current holdings and purchase candidates are continually ranked by appreciation potential. Stock selection is price-driven in that securities are purchased and sold primarily on the basis of the sub-adviser's estimate of their relative return/appreciation potential.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume that stocks of larger companies, and the fund may experience difficulty in closing out positions at prevailing market prices.

Value stocks may never reach what the manager believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

4

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.89% of the fund's average net assets).
Sub-Adviser            Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Manage-
                       ment is a professional investment counseling firm which provides investment services to investment com-
                       panies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of
                       December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.
Portfolio Manager(s)   James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has
                       served as Portfolio Manager of the fund since 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and

                                                                               5

  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

6

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                              LVIP Mid-Cap Value Fund Standard Class2,3,35
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 14.658     $ 14.473     $ 13.797     $14.133
Income (loss) from investment operations:
Net investment income (loss)........................                   0.069        0.066        0.071      (0.010)
Net realized and unrealized gain (loss) on investment                 (5.772)       0.170        2.223       1.224
                                                     ------------   --------     --------     --------     -------
Total from investment operations....................                  (5.703)       0.236        2.294       1.214
                                                     ------------   --------     --------     --------     -------
Less dividends and distributions from:
Net investment income...............................                  (0.037)      (0.051)           -           -
Net realized gain on investments....................                  (0.829)           -       (1.618)     (1.550)
                                                     ------------   --------     --------     --------     -------
Total dividends and distributions...................                  (0.866)      (0.051)      (1.618)     (1.550)
                                                     ------------   --------     --------     --------     -------
Net asset value, end of period......................                $  8.089     $ 14.658     $ 14.473     $13.797
                                                     ############   ########     ########     ########     #######
Total return........................................                  (40.71%)       1.63%       17.69%    $ 10.01%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 82,094     $ 92,072     $ 62,172     $45,854
Ratio of expenses to average net assets.............                    0.99%        1.03%        1.10%       1.13%
Ratio of net investment income (loss) to average net
 assets.............................................                    0.62%        0.41%        0.52%      (0.04%)
Portfolio turnover..................................                      70%          71%          52%         47%

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Mid-Cap Value Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Mid-Cap Value Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Mid-Cap Value Fund (fund) is to seek long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                   N/A
 Deferred Sales Charge (Load)                                                               N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
 Account Maintenance Fee                                                                    N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                             0.89%
 Distribution and/or Service (12b-1) fees                                                   0.25%
 Other Expenses                                                                             0.10%
 Total Annual Fund Operating Expenses                                                       1.24%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $126     $393      $681    $1,500

LVIP Mid-Cap Value Fund                                                      1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations in the range of the companies in the Russell 2500(TM) Index and Russell Midcap (Reg. TM) Index. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-know "household" names. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 20% of its total assets in securities of foreign issuers (including Depositary Receipts).

The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP Mid-Cap Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(40.85%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (0.97%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).

                         Average Annual Total Return
                         For periods ended 12/31/08
                                            1 year     5 years    Lifetime**
                                        ------------- --------- -------------
              LVIP Mid-Cap Value Fund       (40.85%)  N/A           (30.80%)
  Russell 2500 Value (Reg. TM) Index*       (31.99%)  N/A           (26.35%)

* The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

** Return calculated from inception date, 4/30/07.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wellington Management Company, LLP

Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
James N. Mordy         Senior Vice President and Equity Portfolio Manager   Since May 2001

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Mid-Cap Value Fund                                                      3

Investment Objective and Strategies
The investment objective of the LVIP Mid-Cap Value Fund (fund) is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations in the range of the companies in the Russell 2500(TM) Index and Russell Midcap (Reg. TM) Index. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-known "household" names. Wile the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 20% of its total assets in securities of foreign issuers (including Depositary Receipts).

The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings. The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions.

The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in their current market prices. Valuation techniques are a key component of the fund's investment approach. A target price is established for each stock by combining proprietary earnings estimates with expected price/earnings multiples. Current holdings and purchase candidates are continually ranked by appreciation potential. Stock selection is price-driven in that securities are purchased and sold primarily on the basis of the sub-adviser's estimate of their relative return/appreciation potential.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume that stocks of larger companies, and the fund may experience difficulty in closing out positions at prevailing market prices.

Value stocks may never reach what the manager believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

4

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.89% of the fund's average net assets).
Sub-Adviser            Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Manage-
                       ment is a professional investment counseling firm which provides investment services to investment com-
                       panies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of
                       December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.
Portfolio Manager(s)   James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has
                       served as Portfolio Manager of the fund since 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and

                                                                               5

  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

6

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP Mid-Cap Value Fund Service Class1,4,6
                                                                                       Year Ended
                                                                        12/31/2009      12/31/2008      12/31/2007
                                                                       ------------    ------------    -----------
Net asset value, beginning of period...............................                      $ 14.656        $16.086
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.041          0.024
Net realized and unrealized gain (loss) on investments.............                        (5.763)        (1.425)
                                                                       ------------      --------        -------
Total from investment operations...................................                        (5.722)        (1.401)
                                                                       ------------      --------        -------
Less dividends and distributions from:
Net investment income..............................................                        (0.009)        (0.029)
Net realized gain on investments...................................                        (0.829)             -
                                                                       ------------      --------        -------
Total dividends and distributions..................................                        (0.838)        (0.029)
                                                                       ------------      --------        -------
Net asset value, end of period.....................................                      $  8,096        $14.656
                                                                       ############      ########        #######
Total return.......................................................                        (40.85%)        (8.71%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 14,199        $14,885
Ratio of expenses to average net assets............................                          1.24%          1.27%
Ratio of net investment income (loss) to average net assets........                          0.37%          0.21%
Portfolio turnover.................................................                            70%            71%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Mondrian International Value Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            5
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP Mondrian International Value Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Mondrian International Value Fund is to seek long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.70%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.10%
 Total Annual Fund Operating Expenses                                                          0.80%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $82      $255      $444      $990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund also holds some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depository receipts.

Under normal circumstances, the fund invests at least 65% of its total assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is "located" in that country where its equity securities principally trade.

LVIP Mondrian International Value Fund                                       1

The fund selects individual foreign stocks using a value style of investment, which means that the fund attempts to invest in stocks believed to be undervalued. The fund's value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield plays a central role in this selection process.

The fund also holds some investments in fixed-income securities (debt obligations) denominated in foreign currencies. As a general matter, the fund only invests in foreign debt obligations where the fund believes that they offer better long-term potential returns with less risk than investments in foreign equity securities. The fund also invests in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities. These debt obligations are primarily high-grade debt obligations.

The fund may also enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.

2  LVIP Mondrian International Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000    2001         2002          2003     2004     2005     2006     2007     2008
17.20%               0.11%    (9.96%)      (10.78%)     41.62%   20.94%   12.54%   30.01%   11.49%   (36.65%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 22.76%.

The fund's lowest return for a quarter occurred in the third quarter of 2002 at: (19.86%).

                                              Average Annual Total Return
                                              For periods ended 12/31/08
                                           ---------------------------------
                                               1 year     5 years   10 years
                                           ------------- --------- ---------
  LVIP Mondrian International Value Fund       (36.65%)  4.56%     5.25%
                        MSCI EAFE Index*       (43.38%)  1.66%     0.80%

* The MSCI EAFE Index measures performance of more than 900 securities from selected countries in Europe, Australasia and the Far East.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Mondrian Investment Partners Limited

Portfolio Manager(s)   Company Title                           Experience w/Fund
---------------------- --------------------------------------- ------------------
Clive A. Gillmore      Chief Executive Officer                 Since May 1998
Elizabeth A. Desmond   Director and Chief Investment Officer   Since May 1998
Emma R.E. Lewis        Senior Portfolio Manager                Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Mondrian International Value Fund                                       3

Investment Objective and Strategies
The investment objective of the LVIP Mondrian International Value Fund (fund) is long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

The fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund also holds some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

Under normal circumstances, the fund invests at least 65% of its total assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is "located" in that country where its equity securities principally trade.

The fund also holds some investments in fixed-income securities (debt obligations) denominated in foreign currencies. As a general matter, the fund only invests in foreign debt obligations when the fund believes that they offer better long-term potential returns with less risk than investments in foreign equity securities.

The fund selects individual foreign stocks using a value style of investment, which means that the fund attempts to invest in stocks believed to be undervalued. The fund's value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield plays a central role in this selection process. (Dividend yield is the dollar amount of the dividend paid on one share of stock divided by the market price of one share of that stock.) When selecting individual foreign stocks, the fund also considers whether the future dividends on that stock are expected to increase faster than, slower than, or in-line with the level of inflation. The fund looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The fund uses this technique to attempt to compare the value of different investments. The fund selects individual foreign stocks from among those offering attractive potential returns. When assessing the potential return from stocks of companies in emerging markets, the fund also considers the additional risks associated with investing in these types of stocks.

The fund also invests in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities. The fund primarily invests in high-grade debt obligations. High-grade debt obligations are debt obligations rated at the time of purchase in the top three credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the fund to be of comparable quality. See the Statement of Additional Information
(SAI) for a description of the credit rating categories of two of these entities: Moody's Investors Service, Inc. and Standard and Poor's Corp. The fund also uses a value style of investment when selecting debt obligations, except that the fund analyzes expected future interest payments rather than dividends to determine what the fund considers to be a fair price for the debt obligation.

When selecting investments, the fund considers the value of foreign currencies. To analyze foreign currencies, the fund attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Securities available in an undervalued currency may offer greater potential return, and may be an attractive investment for the fund.

When selecting investments, the fund also considers such factors as the economic and political conditions in different areas of the world, the growth potential of the different non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The funds also may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies.A forward contract permits the contract holder to lock in a currency exchange rate as of a future date, to minimize the risk of currency fluctuation when the time comes to convert from one currency to another. The fund may use forward contracts for hedging purposes to attempt (a) to protect the value of the fund's current securities holdings or (b) to "lock in" the price of a security the fund has agreed to purchase or sell. The fund will not use forward contracts for speculative purposes.

The fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities which the fund holds or intends to purchase. Additionally, while using forward contracts tends to minimize the risk of loss from a decline in the value of the currency that is the subject of the contract, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

4

Investment Risks

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. Investing in foreign debt obligations also involves interest rate risk and credit risk.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations' credit rating reflects the rating organization's view of the credit risk associated with that debt obligation. Higher-rated debt obligations generally involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause the value of that issuer's outstanding debt obligations to fall. If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the fund's shares could fall, and you could lose money.

Finally, the fund may have greater difficulty obtaining or enforcing a judgment against the issuers of foreign debt obligations than it would against U.S. issuers in the event of a default.

The fund's use of forward contracts involves additional transaction costs and risks, and may result in losses. The fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

                                                                               5

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.70% of the fund's average net assets).
Sub-Adviser            Mondrian Investment Partners Limited, Fifth Floor, 10 Gresham Street, London EC2V 7JD, United King-
                       dom. Mondrian has been sub-adviser to the fund since 1998. Mondrian has been registered as an invest-
                       ment adviser with the SEC since 1990, and provides investment advisory services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets.
Portfolio Manager(s)   Clive A. Gillmore, Elizabeth A. Desmond, and Emma R.E. Lewis of Mondrian are primarily responsible for making day-to-day investment decisions and for setting the overall investment strategy for the fund. In making investment decisions for the fund, Ms. Desmond, Ms. Lewis and Mr. Gillmore regularly consult with Mondrian's international equity team. Ms. Lewis also has responsibility for ensuring that all cash flows are managed in a timely manner and that all strategy decisions are reflected in the portfolio of the fund. Mr. Gillmore, Chief Executive Officer, was a founding member of Mondrian in 1990. He is a graduate of the University of Warwick. Ms. Desmond, Director and Chief Investment Officer, International Equities,
                       joined Mondrian in 1991. Ms. Desmond graduated from Wellesley College, holds a masters degree from
                       Stanford University and is a CFA Charterholder. Ms. Lewis, Senior Portfolio Manager, joined Mondrian in
                       1995. She is a graduate of Pembroke College, Oxford University and is a member of the CFA Society of the
                       UK.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and

6

  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

                                                                               7

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                       LVIP Mondrian International Value Fund Standard Class1,3,21
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 24.163     $ 22.703     $ 17.966    $ 16.304
Income (loss) from investment operations:
Net investment income (loss)........................                   0.736        0.631        0.569       0.436
Net realized and unrealized gain (loss) on investment                 (9.302)       1.934        4.778       1.587
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                  (8.566)       2.565        5.347       2.023
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.937)      (0.482)      (0.610)     (0.361)
Net realized gain on investments....................                  (1.317)      (0.623)           -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (2.254)      (1.105)      (0.610)     (0.361)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 13.343     $ 24.163     $ 22.703    $ 17.966
                                                     ############   ########     ########     ########    ########
Total return........................................                  (36.65%)      11.49%       30.01%      12.54%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $550,891     $880,906     $796,037    $550,669
Ratio of expenses to average net assets.............                    0.80%        0.80%        0.84%       0.92%
Ratio of net investment income (loss) to average net
 assets.............................................                    3.83%        2.62%        2.80%       2.58%
Portfolio turnover..................................                      13%          15%          14%          7%

1 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

21 Commencing September 24, 2004, Mondrian Investment Partners Limited replaced
   Delaware International Advisers Limited as the fund's sub-adviser.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Mondrian International Value Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            5
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP Mondrian International Value Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Mondrian International Value Fund is to seek long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.70%
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.10%
 Total Annual Fund Operating Expenses                                                      1.05%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $107     $334      $579    $1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund also holds some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depository receipts.

Under normal circumstances, the fund invests at least 65% of its total assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is "located" in that country where its equity securities principally trade.

LVIP Mondrian International Value Fund                                       1

The fund selects individual foreign stocks using a value style of investment, which means that the fund attempts to invest in stocks believed to be undervalued. The fund's value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield plays a central role in this selection process.

The fund also holds some investments in fixed-income securities (debt obligations) denominated in foreign currencies. As a general matter, the fund only invests in foreign debt obligations where the fund believes that they offer better long-term potential returns with less risk than investments in foreign equity securities. The fund also invests in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities. These debt obligations are primarily high-grade debt obligations.

The fund may also enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.

2  LVIP Mondrian International Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                 2005     2006     2007     2008
20.63%               12.26%   29.69%   11.21%    (36.81%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2004 at 13.74%.

The fund's lowest return for a quarter occurred in the third quarter of 2008 at: (15.14%).

                                              Average Annual Total Return
                                               For periods ended 12/31/08
                                           ----------------------------------
                                               1 year     5 years   Lifetime*
                                           ------------- --------- ----------
  LVIP Mondrian International Value Fund       (36.81%)  4.30%     8.91%
                       MSCI EAFE Index**       (43.38%)  1.66%     7.83%

* The fund's lifetime began on May 15, 2003. Lifetime index performance, however, began May 1, 2003.

** The MSCI EAFE Index measurses performance of more than 900 securities from selected countries in Europe, Australasia and the Far East.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Mondrian Investment Partners Limited

Portfolio Manager(s)   Company Title                           Experience w/Fund
---------------------- --------------------------------------- ------------------
Clive A. Gillmore      Chief Executive Officer                 Since May 1998
Elizabeth A. Desmond   Director and Chief Investment Officer   Since May 1998
Emma R.E. Lewis        Senior Portfolio Manager                Since May 2004

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Mondrian International Value Fund                                       3

Investment Objective and Strategies
The investment objective of the LVIP Mondrian International Value Fund (fund) is long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

The fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund also holds some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

Under normal circumstances, the fund invests at least 65% of its total assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is "located" in that country where its equity securities principally trade.

The fund also holds some investments in fixed-income securities (debt obligations) denominated in foreign currencies. As a general matter, the fund only invests in foreign debt obligations when the fund believes that they offer better long-term potential returns with less risk than investments in foreign equity securities.

The fund selects individual foreign stocks using a value style of investment, which means that the fund attempts to invest in stocks believed to be undervalued. The fund's value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield plays a central role in this selection process. (Dividend yield is the dollar amount of the dividend paid on one share of stock divided by the market price of one share of that stock.) When selecting individual foreign stocks, the fund also considers whether the future dividends on that stock are expected to increase faster than, slower than, or in-line with the level of inflation. The fund looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The fund uses this technique to attempt to compare the value of different investments. The fund selects individual foreign stocks from among those offering attractive potential returns. When assessing the potential return from stocks of companies in emerging markets, the fund also considers the additional risks associated with investing in these types of stocks.

The fund also invests in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities. The fund primarily invests in high-grade debt obligations. High-grade debt obligations are debt obligations rated at the time of purchase in the top three credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the fund to be of comparable quality. See the Statement of Additional Information
(SAI) for a description of the credit rating categories of two of these entities: Moody's Investors Service, Inc. and Standard and Poor's Corp. The fund also uses a value style of investment when selecting debt obligations, except that the fund analyzes expected future interest payments rather than dividends to determine what the fund considers to be a fair price for the debt obligation.

When selecting investments, the fund considers the value of foreign currencies. To analyze foreign currencies, the fund attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Securities available in an undervalued currency may offer greater potential return, and may be an attractive investment for the fund.

When selecting investments, the fund also considers such factors as the economic and political conditions in different areas of the world, the growth potential of the different non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The funds also may enter into forward foreign currency exchange contracts (forward contracts) to buy or sell foreign currencies.A forward contract permits the contract holder to lock in a currency exchange rate as of a future date, to minimize the risk of currency fluctuation when the time comes to convert from one currency to another. The fund may use forward contracts for hedging purposes to attempt (a) to protect the value of the fund's current securities holdings or (b) to "lock in" the price of a security the fund has agreed to purchase or sell. The fund will not use forward contracts for speculative purposes.

The fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities which the fund holds or intends to purchase. Additionally, while using forward contracts tends to minimize the risk of loss from a decline in the value of the currency that is the subject of the contract, using forward contracts also tends to limit any potential gain that might result from the increase in value of such currency.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

4

Investment Risks

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. Investing in foreign debt obligations also involves interest rate risk and credit risk.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations' credit rating reflects the rating organization's view of the credit risk associated with that debt obligation. Higher-rated debt obligations generally involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause the value of that issuer's outstanding debt obligations to fall. If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the fund's shares could fall, and you could lose money.

Finally, the fund may have greater difficulty obtaining or enforcing a judgment against the issuers of foreign debt obligations than it would against U.S. issuers in the event of a default.

The fund's use of forward contracts involves additional transaction costs and risks, and may result in losses. The fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

                                                                               5

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.70% of the fund's average net assets).
Sub-Adviser            Mondrian Investment Partners Limited, Fifth Floor, 10 Gresham Street, London EC2V 7JD, United King-
                       dom. Mondrian has been sub-adviser to the fund since 1998. Mondrian has been registered as an invest-
                       ment adviser with the SEC since 1990, and provides investment advisory services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets.
Portfolio Manager(s)   Clive A. Gillmore, Elizabeth A. Desmond, and Emma R.E. Lewis of Mondrian are primarily responsible for making day-to-day investment decisions and for setting the overall investment strategy for the fund. In making investment decisions for the fund, Ms. Desmond, Ms. Lewis and Mr. Gillmore regularly consult with Mondrian's international equity team. Ms. Lewis also has responsibility for ensuring that all cash flows are managed in a timely manner and that all strategy decisions are reflected in the portfolio of the fund. Mr. Gillmore, Chief Executive Officer, was a founding member of Mondrian in 1990. He is a graduate of the University of Warwick. Ms. Desmond, Director and Chief Investment Officer, International Equities,
                       joined Mondrian in 1991. Ms. Desmond graduated from Wellesley College, holds a masters degree from
                       Stanford University and is a CFA Charterholder. Ms. Lewis, Senior Portfolio Manager, joined Mondrian in
                       1995. She is a graduate of Pembroke College, Oxford University and is a member of the CFA Society of the
                       UK.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and

6

  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

                                                                               7

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                       LVIP Mondrian International Value Fund Service Class1,4,12
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 24.134     $ 22.686     $ 17.957    $ 16.297
Income (loss) from investment operations:
Net investment income (loss)........................                   0.687        0.571        0.519       0.394
Net realized and unrealized gain (loss) on investment                 (9.278)       1.930        4.771       1.585
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                  (8.591)       2.501        5.290       1.979
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.881)      (0.430)      (0.561)     (0.319)
Net realized gain on investments....................                  (1.317)      (0.623)           -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (2.198)      (1.053)      (0.561)     (0.319)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 13.345     $ 24.134     $ 22.686    $ 17.957
                                                     ############   ########     ########     ########    ########
Total return........................................                  (36.81%)      11.21%       29.69%      12.26%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $123,626     $212,645     $183,467    $122,947
Ratio of expenses to average net assets.............                    1.05%        1.05%        1.09%       1.17%
Ratio of net investment income (loss) to average net
 assets.............................................                    3.58%        2.37%        2.55%       2.33%
Portfolio turnover..................................                      13%          15%          14%          7%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

12 Commencing September 24, 2004, Mondrian Investment Partners Limited replaced
  Delaware International Advisers Limited as the fund's sub-adviser.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Money Market Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Money Market Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Money Market Fund is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.35%
 Distribution and/or Service (12b-1) fees                                                      None
 Other Expenses                                                                                 0.08%
 Total Annual Fund Operating Expenses                                                           0.43%

1 Lincoln Financial Distributors, Inc. (LFD) and Lincoln Investment Advisors
  Corporation (LIA) have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIA. There is no guarantee that the fund will be able to avoid a negative yield.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $44      $138      $241      $542

Principal Investment Strategies

The fund pursues its objective by investing in a diverse group of high-quality short-term money market instruments that mature or can be put back to the issuer within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:
 o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
 o certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
 o commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.

When selecting money market securities, the sub-adviser considers the Federal Reserve Board's current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The fund then selects

LVIP Money Market Fund                                                       1

individual securities based on the attractiveness of their yield and length of maturity. The fund maintains a cumulative average portfolio maturity of no greater than 90 days. When evaluating the fund's performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

The fund follows an investment policy of purchasing money market securities rated in one of the top two credit rating categories of Moody's Investor Service, Inc. and Standard & Poors Corp.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations.

Investments in the LVIP Money Market Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of $10.00 per fund share, it is possible to lose money by investing in the fund. Here are specific principal risks of investing in the fund.

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held. Certain securities issued by U.S. Government instrumentalities and federal agencies are neither direct obligations of, nor are they guaranteed by the U.S. Treasury.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP Money Market Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000    2001    2002    2003    2004    2005    2006    2007    2008
4.74%                6.06%   4.06%   1.36%   0.68%   0.88%   2.79%   4.68%   4.97%   2.34%

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2000 at: 1.76%.

The fund's lowest return for a quarter occurred in the third quarter of 2003 at: 0.14%.

The fund's 7-day yield ending December 31, 2008 was 1.05%.

                                   Average Annual Total Return
                                    For periods ended 12/31/08
                                   ----------------------------
                                    1 year   5 years   10 years
                                   -------- --------- ---------
               Money Market Fund   2.34%    3.12%     3.24%
  Citigroup 90 day T-Bill Index*   1.80%    3.10%     3.30%

* Citigroup 90 day Treasury Bill (T-Bill) Index is a widely recognized unmanaged index of short-term securities.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                          Experience w/Fund
---------------------- -------------------------------------- -------------------
Cynthia I. Isom        Vice President and Portfolio Manager   Since October 2006

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Money Market Fund                                                       3

Investment Objective and Strategies
The investment objective of the LVIP Money Market Fund (fund) is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital). The fund pursues this objective by investing in a diverse group of high-quality short-term money market instruments that mature or can be put back to the issuer within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:
  o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
  o certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
  o commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.

When selecting money market securities, the fund considers the Federal Reserve Board's current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The fund then selects individual securities based on the attractiveness of their yield and length of maturity. The fund maintains a cumulative average portfolio maturity of no greater than 90 days. When evaluating the fund's performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

The fund follows an investment policy of purchasing money market securities rated in one of the top two credit rating categories of Moody's Investor Service, Inc. and Standard & Poor's Corp. See the SAI for a description of the credit rating categories of these two entities.

Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the fund.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Investing in debt obligations primarily involves interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks; therefore, credit risk for these debt obligations is also generally higher than for U.S. government securities.

Investing in foreign securities involves additional risks not present when investing in U.S. securities, including economic or financial instability. Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers are generally not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

4

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.35% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   Cynthia I. Isom, Vice President and portfolio manager of DMC, manages the fund. She joined Delaware
                       Investments in 1985 as a trader of money market, high grade corporate, and treasury securities. She pre-
                       viously worked for eight years in the securities industry, most recently in institutional sales with
                       Merrill
                       Lynch. Ms. Isom holds a bachelor's degree from Vassar College.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

The LVIP Money Market Fund uses the amortized cost method of valuation in accordance with procedures adopted by the fund's board of trustees pursuant to Rule 2a-7 under the Investment Company Act of 1940. Under the amortized cost method of valuation, the fund calculates net asset value by valuing securities by reference to the acquisition cost rather than by reference to their value based on market factors. The fund will continue to use such method only so long as the board believes that it fairly reflects the market-based net asset value per share.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                LVIP Money Market Fund Standard Class3,5
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 10.000     $ 10.000     $ 10.000    $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.232        0.484        0.457       0.278
Net realized and unrealized gain (loss) on investment                      -            -            -           -
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                   0.232        0.484        0.457       0.278
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.232)      (0.484)      (0.457)     (0.278)
Net realized gain on investments....................                       -            -            -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (0.232)      (0.484)      (0.457)     (0.278)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 10.000     $ 10.000     $ 10.000    $ 10.000
                                                     ############   ########     ########     ########    ########
Total return........................................                    2.34%        4.97%        4.68%       2.79%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $891,527     $620,605     $444,510    $331,371
Ratio of expenses to average net assets.............                    0.43%        0.44%        0.49%       0.54%
Ratio of net investment income (loss) to average net
 assets.............................................                    2.23%        4.84%        4.62%       2.78%
Portfolio turnover..................................                  N/A          N/A          N/A          N/A

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

5 For the year ended December 31, 2008, a net realized gain distribution of $3,216 was made by the fund, which calculates to be a deminimus amount of $0.000 per share.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Money Market Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Money Market Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Money Market Fund is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                   N/A
 Deferred Sales Charge (Load)                                                               N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
 Account Maintenance Fee                                                                    N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                             0.35%
 Distribution and/or Service (12b-1) fees                                                   0.25%
 Other Expenses                                                                             0.08%
 Total Annual Fund Operating Expenses                                                       0.68%

1 Lincoln Financial Distributors, Inc. (LFD) and Lincoln Investment Advisors
  Corporation (LIA) have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIA. There is no guarantee that the fund will be able to avoid a negative yield.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $69      $218      $379      $847

Principal Investment Strategies

The fund pursues its objective by investing in a diverse group of high-quality short-term money market instruments that mature or can be put back to the issuer within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:
 o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
 o certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
 o commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.

When selecting money market securities, the sub-adviser considers the Federal Reserve Board's current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The fund then selects

LVIP Money Market Fund                                                       1

individual securities based on the attractiveness of their yield and length of maturity. The fund maintains a cumulative average portfolio maturity of no greater than 90 days. When evaluating the fund's performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

The fund follows an investment policy of purchasing money market securities rated in one of the top two credit rating categories of Moody's Investor Service, Inc. and Standard & Poors Corp.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations.

Investments in the LVIP Money Market Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the fund, the repayment of capital from the fund, or any particular rate of return.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of $10.00 per fund share, it is possible to lose money by investing in the fund. Here are specific principal risks of investing in the fund.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held. Certain securities issued by U.S. Government instrumentalities and federal agencies are neither direct obligations of, nor are they guaranteed by the U.S. Treasury.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP Money Market Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                 2005    2006    2007     2008
0.63%                2.53%   4.43%   4.72%    2.10%

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 1.20%.

The fund's lowest return for a quarter occurred in the first quarter of 2004 at: 0.08%.

The fund's 7-day yield ending December 31, 2008 was 0.80%.

                                     Average Annual Total Return
                                     For periods ended 12/31/08
                                    -----------------------------
                                     1 year   5 years   Lifetime*
                                    -------- --------- ----------
                Money Market Fund   2.10%    2.87%     2.58%
  Citigroup 90-day T-Bill Index**   1.80%    3.10%     2.86%

* The fund's lifetime began May 15, 2003. Lifetime index performance, however, began May 1, 2003.

** Citigroup 90-day Treasury Bill (T-Bill) Index is a widely recognized unmanaged index of short-term securities.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                          Experience w/Fund
---------------------- -------------------------------------- -------------------
Cynthia I. Isom        Vice President and Portfolio Manager   Since October 2006

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Money Market Fund                                                       3

Investment Objective and Strategies
The investment objective of the LVIP Money Market Fund (fund) is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital). The fund pursues this objective by investing in a diverse group of high-quality short-term money market instruments that mature or can be put back to the issuer within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:
  o obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
  o certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
  o commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.

When selecting money market securities, the fund considers the Federal Reserve Board's current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The fund then selects individual securities based on the attractiveness of their yield and length of maturity. The fund maintains a cumulative average portfolio maturity of no greater than 90 days. When evaluating the fund's performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

The fund follows an investment policy of purchasing money market securities rated in one of the top two credit rating categories of Moody's Investor Service, Inc. and Standard & Poor's Corp. See the SAI for a description of the credit rating categories of these two entities.

Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the fund.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Investing in debt obligations primarily involves interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks; therefore, credit risk for these debt obligations is also generally higher than for U.S. government securities.

Investing in foreign securities involves additional risks not present when investing in U.S. securities, including economic or financial instability. Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers are generally not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

4

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.35% of the fund's average net assets).
Sub-Adviser            DMC.
Portfolio Manager(s)   Cynthia I. Isom, Vice President and portfolio manager of DMC, manages the fund. She joined Delaware
                       Investments in 1985 as a trader of money market, high grade corporate, and treasury securities. She pre-
                       viously worked for eight years in the securities industry, most recently in institutional sales with
                       Merrill
                       Lynch. Ms. Isom holds a bachelor's degree from Vassar College.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

The LVIP Money Market Fund uses the amortized cost method of valuation in accordance with procedures adopted by the fund's board of trustees pursuant to Rule 2a-7 under the Investment Company Act of 1940. Under the amortized cost method of valuation, the fund calculates net asset value by valuing securities by reference to the acquisition cost rather than by reference to their value based on market factors. The fund will continue to use such method only so long as the board believes that it fairly reflects the market-based net asset value per share.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                LVIP Money Market Fund Service Class4,36
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 10.000     $ 10.000     $ 10.000    $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.207        0.459        0.432       0.253
Net realized and unrealized gain (loss) on investment                      -            -            -           -
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                   0.207        0.459        0.432       0.253
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.207)      (0.459)      (0.432)     (0.253)
Net realized gain on investments....................                       -            -            -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (0.207)      (0.459)      (0.432)     (0.253)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 10.000     $ 10.000     $ 10.000    $ 10.000
                                                     ############   ########     ########     ########    ########
Total return........................................                    2.10%        4.72%        4.43%       2.53%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $649,414     $292,117     $176,812    $ 84,535
Ratio of expenses to average net assets.............                    0.68%        0.69%        0.74%       0.79%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.98%        4.59%        4.37%       2.53%
Portfolio turnover..................................                  N/A          N/A          N/A          N/A

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

36 For the year ended December 31, 2008, a net realized gain distribution of $1,871 was made by the fund, which calculates to a deminimus amount of $0.000 per share.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Bond Index Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Bond Index Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Bond Index Fund (fund), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Bond Index*, which is an unmanaged index composed of securities from the Barclays Capital U.S. Aggregate Bond Index, Mortgage-Backed Securities Index, CMBS Index and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.40%
 Other Expenses                                                                                 0.13%
 Total Annual Fund Operating Expenses                                                           0.53%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (0.10%)
 Net Expenses                                                                                   0.43%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% of the first $500 million of average daily net assets of the fund and 0.12% of average daily net assets of the fund in excess of $500 million. This waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

* Barclays Capital U.S. Aggregate Bond Index is a trademark of Barclays Capital and has been licensed for use in connection with the management of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in the fund.

LVIP SSgA Bond Index Fund                                                    1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with the expense waivers for the one-year contractual period and the total operating expenses without expense waives for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $44      $160      $286      $655

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. It is managed duration neutral to the Barclays Capital U.S. Aggregate Bond Index at all times. Overall sector and quality weightings are also closely replicated to the Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Barclays Capital U.S. Aggregate Bond Index.

The fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities themselves. The fund might do so, for example, in order to adjust the interest-rate sensitivity of the fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns

2  LVIP SSgA Bond Index Fund

of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                  Experience w/Fund
---------------------- ------------------------------ ------------------
John Kriby             Principal and Vice President   Since May 2008
Mike Brunell           Principal                      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Bond Index Fund                                                    3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Bond Index Fund (fund), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Bond Index1, which is an unmanaged index composed of securities from the Barclays Capital U.S. Aggregate Bond Index, Mortgage-Backed Securities Index, CMBS Index and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. It is managed duration neutral to the Barclays Capital U.S. Aggregate Bond Index at all times. Overall sector and quality weightings are also closely replicated to the Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Barclays Capital U.S. Aggregate Bond Index.

While complete replication of the Barclays Capital U.S. Aggregate Bond Index is not possible, a stratified sample approach is employed to build a fund portfolio whose broad characteristics match those of the Index. Individual securities holdings may differ from the Index, and the fund may not track the performance of the Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Index are valued.

The fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities themselves. The fund might do so, for example, in order to adjust the interest-rate sensitivity of the fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

Investment Risks

Investing in the fund primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods of rising interest rates, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Additionally, because the fund also invests in medium-grade corporate bonds, the fund involves more risk than that normally associated with a bond fund that only invests in high-quality corporate bonds.

Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and the fund's income could be lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income could be higher. As discussed above, however, the value of the debt obligations held by the fund are also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Because the fund invests in mortgage-backed securities, the value of the fund's shares may react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

4

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund uses an indexing strategy and does not individually select fixed-income securities. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor fixed-income performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.33% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of September 30, 2007 SSgA FM had over $140 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $2.0 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East.
Portfolio Manager(s)   The fund is managed by the Passive Fixed Income Team. Portfolio managers John Kirby and Mike Brunell jointly and primarily have responsibility for the day-to-day management of the fund. Mr. Kirby is a
                       Princi-
                       pal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm's Fixed Income Index team and has managed the product since 1999 and portfolio's within the group since 1997. In addition to port-
                       folio management, Mr. Kirby's responsibilities include risk management and product development. Mr.
                       Brunell is a Principal of SSgA FM and SSgA. Mr Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income ETF's, which were established in 2007. Prior to joining the investment group, Mr.
                       Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

6

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                               7

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP SSgA Bond Index Fund
                                                                           Standard Class1,4,6
                                                                               Year Ended
                                                                        12/31/2009      12/31/2008
                                                                       ------------    -----------
Net asset value, beginning of period...............................                      $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                        0.239
Net realized and unrealized gain (loss) on investments.............                        0.092
                                                                       ------------      -------
Total from investment operations...................................                        0.331
                                                                       ------------      -------
Less dividends and distributions from:
Net investment income..............................................                       (0.063)
Net realized gain on investments...................................                            -
                                                                       ------------      -------
Total dividends and distributions..................................                       (0.063)
                                                                       ------------      -------
Net asset value, end of period.....................................                      $10.268
                                                                       ############      #######
Total return.......................................................                         3.30%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $31,057
Ratio of expenses to average net assets............................                         0.43%7
Ratio of net investment income (loss) to average net assets........                         3.60%
Portfolio turnover.................................................                          324%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Standard Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

7 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Bond Index Fund would have been 0.53% for 2008.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Bond Index Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Bond Index Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Bond Index Fund (fund), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Bond Index*, which is an unmanaged index composed of securities from the Barclays Capital U.S. Aggregate Bond Index, Mortgage-Backed Securities Index, CMBS Index and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.40%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.13%
 Total Annual Fund Operating Expenses                                                           0.78%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (0.10%)
 Net Expenses                                                                                   0.68%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% of the first $500 million of average daily net assets of the fund and 0.12% of the excess over $500 million of average daily net assets of the fund. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the Fund.

* Barclays Capital U.S. Aggregate Bond Index is a trademark of Barclays Capital and has been licensed for use in connection with the management of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in the fund.

LVIP SSgA Bond Index Fund                                                    1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $69      $239      $423      $957

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. It is managed duration neutral to the Barclays Capital U.S. Aggregate Bond Index at all times. Overall sector and quality weightings are also closely replicated to the Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Barclays Capital U.S. Aggregate Bond Index.

The fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities themselves. The fund might do so, for example, in order to adjust the interest-rate sensitivity of the fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns

2  LVIP SSgA Bond Index Fund

of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                  Experience w/Fund
---------------------- ------------------------------ ------------------
John Kriby             Principal and Vice President   Since May 2008
Mike Brunell           Principal                      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Bond Index Fund                                                    3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Bond Index Fund (fund), is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Bond Index1, which is an unmanaged index composed of securities from the Barclays Capital U.S. Aggregate Bond Index, Mortgage-Backed Securities Index, CMBS Index and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. It is managed duration neutral to the Barclays Capital U.S. Aggregate Bond Index at all times. Overall sector and quality weightings are also closely replicated to the Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Barclays Capital U.S. Aggregate Bond Index.

While complete replication of the Barclays Capital U.S. Aggregate Bond Index is not possible, a stratified sample approach is employed to build a fund portfolio whose broad characteristics match those of the Index. Individual securities holdings may differ from the Index, and the fund may not track the performance of the Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Index are valued.

The fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities themselves. The fund might do so, for example, in order to adjust the interest-rate sensitivity of the fund to bring it more closely in line with that of the Barclays Capital U.S. Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

Investment Risks

Investing in the fund primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods of rising interest rates, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Additionally, because the fund also invests in medium-grade corporate bonds, the fund involves more risk than that normally associated with a bond fund that only invests in high-quality corporate bonds.

Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and the fund's income could be lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income could be higher. As discussed above, however, the value of the debt obligations held by the fund are also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Because the fund invests in mortgage-backed securities, the value of the fund's shares may react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

4

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund uses an indexing strategy and does not individually select fixed-income securities. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor fixed-income performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.33% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of September 30, 2007 SSgA FM had over $140 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $2.0 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East.
Portfolio Manager(s)   The fund is managed by the Passive Fixed Income Team. Portfolio managers John Kirby and Mike Brunell jointly and primarily have responsibility for the day-to-day management of the fund. Mr. Kirby is a
                       Princi-
                       pal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm's Fixed Income Index team and has managed the product since 1999 and portfolio's within the group since 1997. In addition to port-
                       folio management, Mr. Kirby's responsibilities include risk management and product development. Mr.
                       Brunell is a Principal of SSgA FM and SSgA. Mr Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income ETF's, which were established in 2007. Prior to joining the investment group, Mr.
                       Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

6

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                               7

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                         LVIP SSgA Bond Index Fund
                                                                                   Service
                                                                                Class1,5,37
                                                                                 Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    --------------
Net asset value, beginning of period...............................                       $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.223
Net realized and unrealized gain (loss) on investments.............                         0.091
                                                                       ------------       -------
Total from investment operations...................................                         0.314
                                                                       ------------       -------
Less dividends and distributions from:
Net investment income..............................................                        (0.043)
Net realized gain on investments...................................                             -
                                                                       ------------       -------
Total dividends and distributions..................................                        (0.043)
                                                                       ------------       -------
Net asset value, end of period.....................................                       $10.271
                                                                       ############       #######
Total return.......................................................                          3.14%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                       $151,224
Ratio of expenses to average net assets............................                          0.68%39
Ratio of net investment income (loss) to average net assets........                          3.35%
Portfolio turnover.................................................                           324%

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Developed International 150 Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Developed International 150 Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Developed International 150 Fund
(fund), is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.75%
 Other Expenses                                                                                 2.04%
 Total Annual Fund Operating Expenses                                                           2.79%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (2.28%)
 Net Expenses                                                                                   0.51%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% of the first $100 million of average daily net assets of the fund and 0.43% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.51% of average daily net assets of the fund. This agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Developed International 150 Fund                                   1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $52      $648    $1,271    $2,952

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by invesitng in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that represents the 750 largest foreign companies by market capitalization in the MSCI World ex US Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). Foreign equity securities may trade on U.S. or foreign markets.

The fund's portfolio construction process is as follows:
 o identify the largest 750 foreign stocks in the MSCI World ex US Index by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o Equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI World ex US Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Foreign Stocks: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the

2  LVIP SSgA Developed International 150 Fund

  futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The fund commenced operations on May 1, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   2 years
John Tucker            Vice President      2 years

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Developed International 150 Fund                                   3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Developed International 150 Fund
(fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that represents the 750 largest foreign companies by market capitalization in the MSCI World ex US Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction process is as follows:
  o identify the largest 750 foreign stocks in the MSCI World ex US Index by market capitalization;
  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 150, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 150, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI World ex US Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and

4

economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team.(see above)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

6

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

                                                                               7

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP SSgA Developed
                                                                      International 150 Fund
                                                                          Standard Class
                                                                            Year Ended
                                                                      12/31/2009   12/31/20081
                                                                     ------------ ------------
Net asset value, beginning of period................................                $ 10.000
Income (loss) from investment operations:
Net investment income (loss)2.......................................                   0.143
Net realized and unrealized gain (loss) on investments..............                  (4.421)
                                                                     ------------   --------
Total from investment operations....................................                  (4.278)
                                                                     ------------   --------
Less dividends and distributions from:
Net investment income...............................................                  (0.072)
Net realized gain on investments....................................                       -
                                                                     ------------   --------
Total dividends and distributions...................................                  (0.072)
                                                                     ------------   --------
Net asset value, end of period......................................                $  5.650
                                                                     ############   ########
Total return3.......................................................                  (42.73%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........................                $     75
Ratio of expenses to average net assets.............................                    0.51%
Ratio of expenses to average net assets prior to expenses waived/
 reimbursed.........................................................                    2.79%
Ratio of net investment income (loss) to average net assets.........                    3.17%
Ratio of net investment income to average net assets prior to
 expenses wavied/reimbursed.........................................                    0.89%
Portfolio turnover..................................................                       1%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not be annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Developed International 150 Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Developed International 150 Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Developed International 150 Fund
(fund), is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.75%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 2.04%
 Total Annual Fund Operating Expenses                                                           3.04%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (2.28%)
 Net Expenses                                                                                   0.76%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% of the first $100 million of average daily net assets of the fund and 0.43% of average daily net assets of the fund in excess of $100 million. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.76% of average daily net assets. The Agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Developed International 150 Fund                                   1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $78      $724    $1,396    $3,194

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by invesitng in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that represents the 750 largest foreign companies by market capitalization in the MSCI World ex US Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). Foreign equity securities may trade on U.S. or foreign markets.

The fund's portfolio construction process is as follows:
 o identify the largest 750 foreign stocks in the MSCI World ex US Index by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o Equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI World ex US Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Foreign Stocks: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the

2  LVIP SSgA Developed International 150 Fund

  futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The fund commenced operations on May 1, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   2 years
John Tucker            Vice President      2 years

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Developed International 150 Fund                                   3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Developed International 150 Fund
(fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that represents the 750 largest foreign companies by market capitalization in the MSCI World ex US Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction process is as follows:
  o identify the largest 750 foreign stocks in the MSCI World ex US Index by market capitalization;
  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 150, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 150, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI World ex US Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and

4

economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team.(see above)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

6

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

                                                                               7

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP SSgA Developed
                                                                      International 150 Fund
                                                                           Service Class
                                                                            Year Ended
                                                                      12/31/2009   12/31/20081
                                                                     ------------ ------------
Net asset value, beginning of period................................                $ 10.000
Income (loss) from investment operations:
Net investment income (loss)2.......................................                   0.132
Net realized and unrealized gain (loss) on investments..............                  (4.419)
                                                                     ------------   --------
Total from investment operations....................................                  (4.287)
                                                                     ------------   --------
Less dividends and distributions from:
Net investment income...............................................                  (0.059)
Net realized gain on investments....................................                       -
                                                                     ------------   --------
Total dividends and distributions...................................                  (0.059)
                                                                     ------------   --------
Net asset value, end of period......................................                $  5.654
                                                                     ############   ########
Total return3.......................................................                  (42.82%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........................                $ 23,353
Ratio of expenses to average net assets.............................                    0.76%
Ratio of expenses to average net assets prior to expenses waived/
 reimbursed.........................................................                    3.04%
Ratio of net investment income (loss) to average net assets.........                    2.92%
Ratio of net investment income to average net assets prior to
 expenses waived/reimbused..........................................                    0.64%
Portfolio turnover..................................................                       1%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not be annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Emerging Markets 100 Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Emerging Markets 100 Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Emerging Markets100 Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 1.09%
 Other Expenses                                                                                 2.81%
 Total Annual Fund Operating Expenses                                                           3.90%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (3.20%)
 Net Expenses                                                                                   0.70%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% of the first $100 million of average daily net assets of the fund and 0.76% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.70% of average daily net assets of the fund. This agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Emerging Markets 100 Fund                                          1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $72      $894    $1,735    $3,919

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in approximately 100 equity securities of issuers from emerging foreign countries. Stocks are selected from the list of stocks that represents the 500 largest companies by market capitalization in the MSCI Emerging Market Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product.

The fund's portfolio construction process is as follows:
 o identify the top 500 stocks in the MSCI Emerging Markets Index by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules described above. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI Emerging Markets Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP SSgA Emerging Markets 100 Fund

 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   Since May 2008
John Tucker            Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Emerging Markets 100 Fund                                          3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Emerging Markets 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 100 equity securities of issuers from emerging foreign countries. Stocks are selected from the list of stocks that represents the 500 largest companies by market capitalization in the MSCI Emerging Market Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction rules will be as follows:
  o identify the top 500 stocks in the MSCI Emerging Markets Index by market capitalization;
  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 100, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 100, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter,on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI Emerging Markets Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and

4

economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in securities of issuers with significant operations outside the U.S., including foreign governments and their agencies, also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Investing in foreign issuers involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The value of investments in foreign securities may go down because of unfavorable foreign government actions, or political instability. Also, the decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

                                                                               5

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. (see above)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

6

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

                                                                               7

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                    LVIP SSgA Emerging Markets
                                                                        100 Fund Standard
                                                                            Class1,4,9
                                                                            Year Ended
                                                                     12/31/2009    12/31/2008
                                                                    ------------ -------------
Net asset value, beginning of period...............................                $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                   0.098
Net realized and unrealized gain (loss) on investments.............                  (4.176)
                                                                    ------------   --------
Total from investment operations...................................                  (4.078)
                                                                    ------------   --------
Less dividends and distributions from:
Net investment income..............................................                  (0.048)
Net realized gain on investments...................................                       -
                                                                    ------------   --------
Total dividends and distributions..................................                  (0.048)
                                                                    ------------   --------
Net asset value, end of period.....................................                $  5.874
                                                                    ############   ########
Total return.......................................................                  (40.73%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                $    162
Ratio of expenses to average net assets............................                    0.70%10
Ratio of net investment income (loss) to average net assets........                    2.72%
Portfolio turnover.................................................                       3%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

9 Operations related to the Standard Class of the fund commenced on June 18, 2008. 2008 ratios have been annualized and total return has not been annualized.

10 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Emerging Markets 100 Fund would have been 3.90% for 2008.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Emerging Markets 100 Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Emerging Markets 100 Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Emerging Markets100 Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 1.09%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 2.81%
 Total Annual Fund Operating Expenses                                                           4.15%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (3.20%)
 Net Expenses                                                                                   0.95%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% of the first $100 million of average daily net assets of the fund and 0.76% of average daily net assets of the fund in excess of $100 million. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.95% of average daily net assets. The Agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Emerging Markets 100 Fund                                          1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $97      $968    $1,854    $4,135

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in approximately 100 equity securities of issuers from emerging foreign countries. Stocks are selected from the list of stocks that represents the 500 largest companies by market capitalization in the MSCI Emerging Market Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product.

The fund's portfolio construction process is as follows:
 o identify the top 500 stocks in the MSCI Emerging Markets Index by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules described above. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI Emerging Markets Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP SSgA Emerging Markets 100 Fund

 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   Since May 2008
John Tucker            Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Emerging Markets 100 Fund                                          3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Emerging Markets 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 100 equity securities of issuers from emerging foreign countries. Stocks are selected from the list of stocks that represents the 500 largest companies by market capitalization in the MSCI Emerging Market Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction rules will be as follows:
  o identify the top 500 stocks in the MSCI Emerging Markets Index by market capitalization;
  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 100, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 100, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter,on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI Emerging Markets Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and

4

economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in securities of issuers with significant operations outside the U.S., including foreign governments and their agencies, also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Investing in foreign issuers involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The value of investments in foreign securities may go down because of unfavorable foreign government actions, or political instability. Also, the decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

                                                                               5

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. (see above)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

6

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

                                                                               7

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP SSgA Emerging Markets
                                                                                   100
                                                                        Fund Service Class1,5,38
                                                                               Year Ended
                                                                       12/31/2009      12/31/2008
                                                                      ------------   -------------
Net asset value, beginning of period...............................                    $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                       0.089
Net realized and unrealized gain (loss) on investments.............                      (4.174)
                                                                      ------------     --------
Total from investment operations...................................                      (4.085)
                                                                      ------------     --------
Less dividends and distributions from:
Net investment income..............................................                      (0.038)
Net realized gain on investments...................................                           -
                                                                      ------------     --------
Total dividends and distributions..................................                      (0.038)
                                                                      ------------     --------
Net asset value, end of period.....................................                    $  5.877
                                                                      ############     ########
Total return.......................................................                      (40.82%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                    $ 19,006
Ratio of expenses to average net assets............................                        0.95%41
Ratio of net investment income (loss) to average net assets........                        2.47%
Portfolio turnover.................................................                           3%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

38 Operations related to the Service Class of the fund commenced on June 18, 2008. 2008 and ratios and portfolio turnover have been annualized and total return has not been annualized.

41 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Emerging Markets 100 Fund would have been 4.15% for 2008.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA International Index Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP SSgA International Index Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.40%
 Other Expenses                                                                                 1.18%
 Total Annual Fund Operating Expenses                                                           1.58%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (1.13%)
 Net Expenses                                                                                   0.45%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500 million of average daily net assets of the fund and 0.09% of average daily net assets of the fund in excess of $500 million. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

* MSCI (Reg. TM) and EAFE (Reg. TM) are trademarks of MSCI Inc. (MSCI), and the fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE (Reg. TM) Index. The fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such fund or any index on which such fund is based. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Lincoln Investment Advisors Corporation and any related funds.

LVIP SSgA International Index Fund                                           1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $46      $388      $753    $1,782

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index* is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

2  LVIP SSgA International Index Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                     Experience w/Fund
---------------------- --------------------------------- ------------------
Lynn Blake             Principal and Managing Director   Since May 2008
Mike Brunell           Principal and Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA International Index Fund                                           3

Investment Objective and Strategies
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index1 is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the rights of investing in foreign securities are heightened when investing in emerging market countries.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

4

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.34% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of September 30, 2007 SSgA FM had over $140 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $2.0 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Managing Director of SSgA and the Head of Non-US Markets in the Global Structured Products
                       Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of SSgA and Head of US Equity Markets
                       in
                       the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange
                       Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               5

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

6

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP SSgA International Index
                                                                         Fund Standard Class1,4,6
                                                                                Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    -------------
Net asset value, beginning of period...............................                      $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.116
Net realized and unrealized gain (loss) on investments.............                        (4.098)
                                                                       ------------      --------
Total from investment operations...................................                        (3.982)
                                                                       ------------      --------
Less dividends and distributions from:
Net investment income..............................................                        (0.059)
Net realized gain on investments...................................                             -
                                                                       ------------      --------
Total dividends and distributions..................................                        (0.059)
                                                                       ------------      --------
Net asset value, end of period.....................................                      $  5.959
                                                                       ############      ########
Total return.......................................................                        (39.77%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 26,176
Ratio of expenses to average net assets............................                          0.45%11
Ratio of net investment income (loss) to average net assets........                          2.53%
Portfolio turnover.................................................                             3%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Standard Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

11 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA International Index Fund would have been 1.58% for 2008.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA International Index Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP SSgA International Index Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.40%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 1.18%
 Total Annual Fund Operating Expenses                                                           1.83%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (1.13%)
 Net Expenses                                                                                   0.70%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500 million of average daily net assets of the fund and 0.09% of the excess over $500 million of average net assets of the fund. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

* MSCI (Reg. TM) and EAFE (Reg. TM) are trademarks of MSCI Inc. (MSCI), and the fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE (Reg. TM) Index. The fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such fund or any index on which such fund is based. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Lincoln Investment Advisors Corporation and any related funds.

LVIP SSgA International Index Fund                                           1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with the expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $72      $465      $885    $2,055

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index* is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

2  LVIP SSgA International Index Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                     Experience w/Fund
---------------------- --------------------------------- ------------------
Lynn Blake             Principal and Managing Director   Since May 2008
Mike Brunell           Principal and Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA International Index Fund                                           3

Investment Objective and Strategies
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index1 is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the rights of investing in foreign securities are heightened when investing in emerging market countries.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

4

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.34% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of September 30, 2007 SSgA FM had over $140 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $2.0 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Managing Director of SSgA and the Head of Non-US Markets in the Global Structured Products
                       Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of SSgA and Head of US Equity Markets
                       in
                       the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange
                       Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               5

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

6

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP SSgA International Index
                                                                         Fund Service Class1,5,37
                                                                                Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    -------------
Net asset value, beginning of period...............................                      $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.104
Net realized and unrealized gain (loss) on investments.............                        (4.094)
                                                                       ------------      --------
Total from investment operations...................................                        (3.990)
                                                                       ------------      --------
Less dividends and distributions from:
Net investment income..............................................                        (0.046)
Net realized gain on investments...................................                             -
                                                                       ------------      --------
Total dividends and distributions..................................                        (0.046)
                                                                       ------------      --------
Net asset value, end of period.....................................                      $  5.964
                                                                       ############      ########
Total return.......................................................                        (39.87%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 34,891
Ratio of expenses to average net assets............................                          0.70%42
Ratio of net investment income (loss) to average net assets........                          2.28%
Portfolio turnover.................................................                             3%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

37 Operations related to the Service Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

42 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA International Index Fund would have been 1.83% for 2008.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Large Cap 100 Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Large Cap 100 Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Large Cap 100 Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.52%
 Other Expenses                                                                                 0.43%
 Total Annual Fund Operating Expenses                                                           0.95%
 Less Fee Waiver and Expense Reimbursement 1,2                                                 (0.49%)
 Net Expenses                                                                                   0.46%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% of the first $100 million of average daily net assets of the fund and 0.22% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.46% of average daily net assets. This agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Large Cap 100 Fund                                                 1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $47      $254      $478    $1,122

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in approximately 100 stocks of large-sized U.S. companies as measured by market capitalization. Stocks are selected from the list of stocks that represent the 500 largest U.S. companies by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date).

The fund's portfolio construction process is as follows:
 o identify the top 500 U.S. stocks by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules described above. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

2  LVIP SSgA Large Cap 100 Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   Since May 2008
John Tucker            Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Large Cap 100 Fund                                                 3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Large Cap 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 100 stocks of large-sized U.S. companies as measured by market capitalization. Stocks are selected from the list of stocks that represents the 500 largest U.S. companies by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). The smallest company in the list of eligible stocks had a market cap of $48 million and the largest company in the list of eligible stocks had a market cap of $406.07 billion as of December 31, 2008. The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks is used as the benchmark for the fund.

The fund's portfolio construction process is as follows:
 o identify the top 500 U.S. stocks by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
  Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 100, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 100, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and

4

economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Senior Man-
                       aging Director of State Street Global Advisors, Principal of SSgA FM, and Head of Non-US Markets in the
                       Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for over-
                       seeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. In addition, Ms. Blake is a member of the Senior Management
                       Group and the Fiduciary Review Committee. Ms. Blake holds a Master of Business Administration degree in Finance from Northeastern University and a Bachelor of Science degree from the School of Management at Boston College. She also earned the Chartered Financial Analysts designation. Mr. Tucker is a Managing
                       Director of State Street Global Advisors, Principal of SSgA FM and Head of US Equity Markets in the Glo-
                       bal Structured Products Group. John is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Previ-
                       ously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Prior to joining the investment management group, he was the Operations Manager of SSgA's International Struc-
                       tured Products group, where he was responsible for the operations staff and functions Mr. Tucker joined
                       State Street in 1988. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

6

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

                                                                               7

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP SSgA Large Cap 100 Fund
                                                                            Standard Class1,4,6
                                                                                Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    -------------
Net asset value, beginning of period...............................                      $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.192
Net realized and unrealized gain (loss) on investments.............                        (3.593)
                                                                       ------------      --------
Total from investment operations...................................                        (3.401)
                                                                       ------------      --------
Less dividends and distributions from:
Net investment income..............................................                        (0.039)
Net realized gain on investments...................................                             -
                                                                       ------------      --------
Total dividends and distributions..................................                        (0.039)
                                                                       ------------      --------
Net asset value, end of period.....................................                      $  6.560
                                                                       ############      ########
Total return.......................................................                        (34.00%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $    174
Ratio of expenses to average net assets............................                          0.46%12
Ratio of net investment income (loss) to average net assets........                          4.00%
Portfolio turnover.................................................                            11%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Standard Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

12 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Large Cap 100 Fund would have been 0.95% for 2008.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Large Cap 100 Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            7
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Large Cap 100 Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Large Cap 100 Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.52%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.43%
 Total Annual Fund Operating Expenses                                                           1.20%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (0.49%)
 Net Expenses                                                                                   0.71%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% of the first $100 million of average daily net assets of the fund and 0.22% of average daily net assets of the fund in excess of $100 million. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.71% of average daily net assets. The Agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Large Cap 100 Fund                                                 1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $73      $332      $612    $1,411

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in approximately 100 stocks of large-sized U.S. companies as measured by market capitalization. Stocks are selected from the list of stocks that represent the 500 largest U.S. companies by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date).

The fund's portfolio construction process is as follows:
 o identify the top 500 U.S. stocks by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules described above. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

2  LVIP SSgA Large Cap 100 Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   Since May 2008
John Tucker            Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Large Cap 100 Fund                                                 3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Large Cap 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 100 stocks of large-sized U.S. companies as measured by market capitalization. Stocks are selected from the list of stocks that represents the 500 largest U.S. companies by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). The smallest company in the list of eligible stocks had a market cap of $48 million and the largest company in the list of eligible stocks had a market cap of $406.07 billion as of December 31, 2008. The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks is used as the benchmark for the fund.

The fund's portfolio construction process is as follows:
 o identify the top 500 U.S. stocks by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
  Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 100, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 100, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and

4

economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Senior Man-
                       aging Director of State Street Global Advisors, Principal of SSgA FM, and Head of Non-US Markets in the
                       Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for over-
                       seeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. In addition, Ms. Blake is a member of the Senior Management
                       Group and the Fiduciary Review Committee. Ms. Blake holds a Master of Business Administration degree in Finance from Northeastern University and a Bachelor of Science degree from the School of Management at Boston College. She also earned the Chartered Financial Analysts designation. Mr. Tucker is a Managing
                       Director of State Street Global Advisors, Principal of SSgA FM and Head of US Equity Markets in the Glo-
                       bal Structured Products Group. John is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Previ-
                       ously, Mr. Tucker was head of the Structured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Prior to joining the investment management group, he was the Operations Manager of SSgA's International Struc-
                       tured Products group, where he was responsible for the operations staff and functions Mr. Tucker joined
                       State Street in 1988. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

6

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

                                                                               7

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                       LVIP SSgA Large Cap 100 Fund
                                                                            Service Class1,5,37
                                                                                Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    -------------
Net asset value, beginning of period...............................                      $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.180
Net realized and unrealized gain (loss) on investments.............                        (3.592)
                                                                       ------------      --------
Total from investment operations...................................                        (3.412)
                                                                       ------------      --------
Less dividends and distributions from:
Net investment income..............................................                        (0.024)
Net realized gain on investments...................................                             -
                                                                       ------------      --------
Total dividends and distributions..................................                        (0.024)
                                                                       ------------      --------
Net asset value, end of period.....................................                      $  6.564
                                                                       ############      ########
Total return.......................................................                        (34.11%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 37,381
Ratio of expenses to average net assets............................                          0.71%43
Ratio of net investment income (loss) to average net assets........                          3.75%
Portfolio turnover.................................................                            11%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

37 Operations related to the Service Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

43 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Large Cap 100 Fund would have been 1.20% for 2008.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA S&P 500 Index Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP SSgA S&P 500 Index Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA S&P 500 Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index*.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.24%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.09%
 Total Annual Fund Operating Expenses                                                          0.33%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $34      $106      $185      $418

* "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclairmers and limitations of liability on behalf of S&P.)

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). Under normal market conditions, the fund will

LVIP SSgA S&P 500 Index Fund                                                 1

invest at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
 o size;
 o frequency and ease by which their stocks trade; and
 o range and diversity of the American economy.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2001                 2002          2003     2004     2005    2006     2007     2008
(12.18%)              (22.34%)     28.30%   10.56%   4.69%   15.52%   5.23%     (37.19%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 15.28%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.00%).

                                      Average Annual Total Return
                                       For periods ended 12/31/08
                                 --------------------------------------
                                     1 year       5 years    Lifetime**
                                 ------------- ------------ -----------
  LVIP SSgA S&P 500 Index Fund       (37.19%)      (2.44%)     (3.92%)
                S&P 500 Index*       (37.00%)      (2.19%)     (3.73%)

* The S&P 500 Index consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade; and range and diversity of the American economy.

** Return calculated from inception date, 5/1/00.

2  LVIP SSgA S&P 500 Index Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                     Experience w/Fund
---------------------- --------------------------------- ------------------
Lynn Blake             Principal and Managing Director   Since May 2008
Mike Brunell           Principal                         Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA S&P 500 Index Fund                                                 3

Investment Objective and Strategies
The investment objective of the LVIP SSgA S&P 500 Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). Under normal market conditions, the fund will invest at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
 o size;
 o frequency and ease by which their stocks trade; and
 o range and diversity of the American economy.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

When evaluating the fund's performance, the S&P 500 Index is used as the benchmark. The fund may not track the performance of the S&P 500 Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

4

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.24% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The Fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Glo-
                       bal Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing
                       the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of State Street
                       Global
                       Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Struc-
                       tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                               LVIP SSgA S&P 500 Index Fund Standard Class2,4,14,36
                                                                                    Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007     12/31/2006     12/31/2005
                                                     ------------ -------------- -------------- -------------- --------------
Net asset value, beginning of period................                $ 10.318        $ 9.916        $ 8.718        $ 8.470
Income (loss) from investment operations:
Net investment income (loss)........................                   0.177          0.183          0.154          0.140
Net realized and unrealized gain (loss) on investment                 (4.011)         0.333          1.185          0.246
                                                     ------------   ---------       -------        -------        -------
Total from investment operations....................                  (3.834)         0.516          1.339          0.386
                                                     ------------   ---------       -------        -------        -------
Less dividends and distributions from:
Net investment income...............................                  (0.170)        (0.114)        (0.141)        (0.138)
Net realized gain on investments....................                  (0.077)             -              -              -
                                                     ------------   ---------       -------        -------        -------
Total dividends and distributions...................                  (0.247)        (0.114)        (0.141)        (0.138)
                                                     ------------   ---------       -------        -------        -------
Net asset value, end of period......................                $  6.237        $10.318        $ 9.916        $ 8.718
                                                     ############   #########       #######        #######        #######
Total return........................................                  (37.19%)         5.23%         15.52%          4.69%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $338,927        $504,728       $236,510       $233,215
Ratio of expenses to average net assets.............                    0.28%52        0.28%52        0.28%52        0.28%52
Ratio of net investment income (loss) to average net
 assets.............................................                    2.07%          1.75%          1.69%          1.60%
Portfolio turnover..................................                      12%            25%             4%             5%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

14 Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital
  Management Corporation as the fund's sub-adviser.

36 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. S&P 500 Index Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

52 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA S&P 500 Index Fund would have been 0.33% for 2008, 0.32% for 2007, 0.34% for 2006, 0.34% for 2005 and 0.34% for 2004.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA S&P 500 Index Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP SSgA S&P 500 Index Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA S&P 500 Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index*.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.24%
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.09%
 Total Annual Fund Operating Expenses                                                      0.58%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $59      $186      $324      $726

* "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclairmers and limitations of liability on behalf of S&P.)

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). Under normal market conditions, the fund will

LVIP SSgA S&P 500 Index Fund                                                 1

invest at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
 o size;
 o frequency and ease by which their stocks trade; and
 o range and diversity of the American economy.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(37.34%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (2.84%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (22.04%).

                                      Average Annual Total Return
                                      For periods ended 12/31/08
                                 -------------------------------------
                                     1 year     5 years    Lifetime**
                                 ------------- --------- -------------
  LVIP SSgA S&P 500 Index Fund       (37.34%)  N/A           (24.35%)
                S&P 500 Index*       (37.00%)  N/A           (23.95%)

* The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

**Return calculated from inception date, 4/30/07.

2  LVIP SSgA S&P 500 Index Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                     Experience w/Fund
---------------------- --------------------------------- ------------------
Lynn Blake             Principal and Managing Director   Since May 2008
Mike Brunell           Principal                         Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA S&P 500 Index Fund                                                 3

Investment Objective and Strategies
The investment objective of the LVIP SSgA S&P 500 Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in the securities that make up the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). Under normal market conditions, the fund will invest at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
 o size;
 o frequency and ease by which their stocks trade; and
 o range and diversity of the American economy.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

When evaluating the fund's performance, the S&P 500 Index is used as the benchmark. The fund may not track the performance of the S&P 500 Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

4

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.24% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The Fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Glo-
                       bal Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing
                       the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of State Street
                       Global
                       Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Struc-
                       tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               5

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii)

6

execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                            LVIP SSgA S&P 500 Index Fund Service
                                                                                         Class1,2,5,6
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.314          $10.412
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.157            0.130
Net realized and unrealized gain (loss) on investments.............                        (4.006)          (0.128)
                                                                       ------------      --------          --------
Total from investment operations...................................                        (3.849)           0.002
                                                                       ------------      --------          --------
Less dividends and distributions from:
Net investment income..............................................                        (0.145)          (0.100)
Net realized gain on investments...................................                        (0.077)               -
                                                                       ------------      --------          --------
Total dividends and distributions..................................                        (0.222)          (0.100)
                                                                       ------------      --------          --------
Net asset value, end of period.....................................                      $  6.243          $10.314
                                                                       ############      ########          ########
Total return.......................................................                        (37.34%)           0.04%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 70,614          $21,295
Ratio of expenses to average net assets............................                          0.53%24          0.53%24
Ratio of net investment income (loss) to average net assets........                          1.82%            1.83%
Portfolio turnover.................................................                            12%              25%10

1 The average shares outstanding method has been applied for per share information.

2 Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital
 Management Corporation as the fund's sub-adviser.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

24 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA S&P 500 Index Fund would have been 0.58% for 2008 and 0.57% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Small Cap Index Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP SSgA Small Cap Index Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Small-Cap Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index*, which emphasizes stocks of small U.S. companies.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.32%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.15%
 Total Annual Fund Operating Expenses                                                          0.47%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $48      $151      $263      $591

* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000 (Reg. TM) and Russell 3000 (Reg. TM) are trademarks of Russell Investment Group.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objectives by investing primarily in the securities that make up the Russell 2000 Index, although the fund reserves the right not to invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the fund's performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 (Reg. TM) Index which represents approximately 8% of the market capitalization of the Russell 3000

LVIP SSgA Small Cap Index Fund                                               1

Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

2  LVIP SSgA Small Cap Index Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000          2001         2002          2003     2004    2005     2006     2007    2008
14.20%                (17.87%)      (7.18%)      (28.96%)     40.32%   6.21%   11.96%   13.08%   4.18%    (33.97%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2001 at: 25.43%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (26.14%).

                                         Average Annual Total Return
                                         For periods ended 12/31/08
                                   ---------------------------------------
                                       1 year       5 years     10 years
                                   ------------- ------------ ------------
  LVIP SSgA Small-Cap Index Fund       (33.97%)      (1.55%)      (2.17%)
   Russell 2000 (Reg. TM) Index*       (33.79%)      (0.93%)       3.02%

* The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the market capitalization of the Russell 3000 Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                     Experience w/Fund
---------------------- --------------------------------- ------------------
Lynn Blake             Principal and Managing Director   Since May 2008
Mike Brunell           Principal                         Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Small Cap Index Fund                                               3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Small-Cap Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index1, which emphasizes stocks of small U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objectives by investing primarily in the securities that make up the Russell 2000 Index, although the fund reserves the right not to invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the fund's performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 (Reg. TM) Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter

4

into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.32% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The Fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Glo-
                       bal Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing
                       the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of State Street
                       Global
                       Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Struc-
                       tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

                                                                               5

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

6

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                          LVIP SSgA Small-Cap Index Fund Standard Class2,4,14,24,40
                                                                                 Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006   12/31/2005
                                                     ------------ -------------- -------------- ------------ -----------
Net asset value, beginning of period................                $ 19.096        $18.450       $16.316      $14.573
Income (loss) from investment operations:
Net investment income (loss)........................                   0.186          0.181        (0.044)      (0.090)
Net realized and unrealized gain (loss) on investment                 (6.173)         0.590         2.178        1.833
                                                     ------------   ---------       -------       -------      -------
Total from investment operations....................                  (5.987)         0.771         2.134        1.743
                                                     ------------   ---------       -------       -------      -------
Less dividends and distributions from:
Net investment income...............................                  (0.149)        (0.125)            -            -
Net realized gain on investments....................                  (1.547)             -             -            -
                                                     ------------   ---------       -------       -------      -------
Total dividends and distributions...................                  (1.696)        (0.125)            -            -
                                                     ------------   ---------       -------       -------      -------
Net asset value, end of period......................                $ 11.413        $19.096       $18.450      $16.316
                                                     ############   #########       #######       #######      #######
Total return........................................                  (33.97%)         4.18%        13.08%       11.96%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $112,717        $166,199      $71,306      $70,150
Ratio of expenses to average net assets.............                    0.45%53        0.52%53       0.86%        0.85%
Ratio of net investment income (loss) to average net
 assets.............................................                    1.18%          1.13%        (0.25%)      (0.57%)
Portfolio turnover..................................                      37%           119%          222%         133%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

14 Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital
  Management Corporation as the fund's sub-adviser.

24 Commencing April 30, 2007, Mellon Capital Management Corporation replaced
   Lord, Abbett & Co. LLC as the fund's sub-adviser.

40 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

53 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Small-Cap Index Fund would have been 0.47% for 2008 and 0.56% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Small Cap Index Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP SSgA Small Cap Index Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Small-Cap Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index*, which emphasizes stocks of small U.S. companies.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.32%
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.15%
 Total Annual Fund Operating Expenses                                                      0.72%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $74      $230      $401      $894

* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000 (Reg. TM) and Russell 3000 (Reg. TM) are trademarks of Russell Investment Group.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objectives by investing primarily in the securities that make up the Russell 2000 Index, although the fund reserves the right not to invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the fund's performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 (Reg. TM) Index which represents approximately 8% of the market capitalization of the Russell 3000

LVIP SSgA Small Cap Index Fund                                               1

Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

2  LVIP SSgA Small Cap Index Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(34.14%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: 0.46%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (26.19%).

                                        Average Annual Total Return
                                        For periods ended 12/31/08
                                   -------------------------------------
                                       1 year     5 years    Lifetime**
                                   ------------- --------- -------------
  LVIP SSgA Small-Cap Index Fund       (34.14%)  N/A           (24.78%)
   Russell 2000 (Reg. TM) Index*       (33.79%)  N/A           (24.44%)

* The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the market capitalization of the Russell 3000 Index.

** Return calculated from inception date, 4/30/07.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title                     Experience w/Fund
---------------------- --------------------------------- ------------------
Lynn Blake             Principal and Managing Director   Since May 2008
Mike Brunell           Principal                         Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Small Cap Index Fund                                               3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Small-Cap Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index1, which emphasizes stocks of small U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objectives by investing primarily in the securities that make up the Russell 2000 Index, although the fund reserves the right not to invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the fund's performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 (Reg. TM) Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter

4

into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.32% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The Fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John
                       Tucker jointly and primarily have responsibility for the day-to-day management. Ms. Blake is a Principal of
                       SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Glo-
                       bal Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing
                       the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of State Street
                       Global
                       Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Struc-
                       tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

                                                                               5

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

6

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                           LVIP SSgA Small-Cap Index Fund Service
                                                                                         Class1,2,5,6
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 19.090          $20.355
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.149            0.162
Net realized and unrealized gain (loss) on investments.............                        (6.165)          (1.329)
                                                                       ------------      --------          --------
Total from investment operations...................................                        (6.016)          (1.167)
                                                                       ------------      --------          --------
Less dividends and distributions from:
Net investment income..............................................                        (0.104)          (0.098)
Net realized gain on investments...................................                        (1.547)               -
                                                                       ------------      --------          --------
Total dividends and distributions..................................                        (1.651)          (0.098)
                                                                       ------------      --------          --------
Net asset value, end of period.....................................                      $ 11.423          $19.090
                                                                       ############      ########          ########
Total return.......................................................                        (34.14%)          (5.73%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 26,022          $ 7,443
Ratio of expenses to average net assets............................                          0.70%25          0.69%25
Ratio of net investment income (loss) to average net assets........                          0.93%            1.20%
Portfolio turnover.................................................                            37%             119%10

1 The average shares outstanding method has been applied for per share information.

2 Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital
 Management Corporation as the fund's sub-adviser.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

25 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Small-Cap Index Fund would have been 0.72% for 2008 and 0.74% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Small-Mid Cap 200 Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Small-Mid Cap 200 Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Small-Mid Cap 200 Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.69%
 Other Expenses                                                                                 0.66%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.02%
 Total Annual Fund Operating Expenses                                                           1.37%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.89%)
 Net Expenses                                                                                   0.48%

1 The Acquired Fund Fees and Expenses (AFFE) in the chart are based on the 2008 fees and expenses of the underlying funds owned by this fund during 2008 and are provided to show you an estimate of the underlying fund fees and expenses attributable to the fund.

2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% of the first $100 million of average daily net assets of the fund and 0.39% of average daily net assets of the fund in the excess of $100 million. The fee waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

3 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.46% of average daily net assets of the fund. This agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $49      $346      $665    $1,569

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

LVIP SSgA Small-Mid Cap 200 Fund                                             1

Principal Investment Strategies

The fund pursues its objective by investing in approximately 200 stocks of small-mid cap U.S. companies. Small and mid cap companies are defined as those U.S. companies whose market capitalization is (i) less than the 500th U.S. company as ranked by market capitalization and (ii) is greater than or equal to the 2500th U.S. company as ranked by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date).

The fund's portfolio construction process is as follows:
 o identify the smallest 2000 U.S. stocks from the largest 2500 U.S. stocks by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 10% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 10% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules described above. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

2  LVIP SSgA Small-Mid Cap 200 Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   Since May 2008
John Tucker            Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Small-Mid Cap 200 Fund                                             3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Small-Mid Cap 200 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 200 stocks of small-mid cap U.S. companies. Small and mid cap companies are defined as those U.S. companies whose market capitalization is (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) is greater than or equal to the 2500th U.S. company as ranked by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). Using this definition of small-mid cap companies, the smallest small-mid cap company had a market capitalization of $7 million and the largest small-mid cap company had a market capitalization of $3.283 billion as of December 31, 2008. The Russell 2000 (Reg. TM) Index, which represents the 2000 smallest companies in the Russell 3000 (Reg. TM) Index, is used as the benchmark for the fund.

The fund's portfolio construction process is as follows:
  o identify the smallest 2000 U.S. stocks from the largest 2500 U.S. stocks by market capitalization;
  o rank the stocks within each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 10% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 10% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 200, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 200, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 (Reg. TM) Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

4

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in stocks of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. (see above)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

6

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

                                                                               7

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP SSgA Small-Mid Cap 200
                                                                                    Fund
                                                                            Standard Class1,4,6
                                                                                Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    -------------
Net asset value, beginning of period...............................                      $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.184
Net realized and unrealized gain (loss) on investments.............                        (3.278)
                                                                       ------------      --------
Total from investment operations...................................                        (3.094)
                                                                       ------------      --------
Less dividends and distributions from:
Net investment income..............................................                        (0.067)
Net realized gain on investments...................................                             -
                                                                       ------------      --------
Total dividends and distributions..................................                        (0.067)
                                                                       ------------      --------
Net asset value, end of period.....................................                      $  6.839
                                                                       ############      ########
Total return.......................................................                        (30.92%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $    368
Ratio of expenses to average net assets............................                          0.46%13
Ratio of net investment income (loss) to average net assets........                          2.56%
Portfolio turnover.................................................                            32%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Standard Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

13 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP SSgA Small-Mid Cap 200 Fund would have been 1.35% for 2008.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Small-Mid Cap 200 Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               8
Share Classes and Distribution Arrangements                 8
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP SSgA Small-Mid Cap 200 Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Small-Mid Cap 200 Fund is to maximize long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.69%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.66%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.02%
 Total Annual Fund Operating Expenses                                                           1.62%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.89%)
 Net Expenses                                                                                   0.73%

1 The Acquired Fund Fees and Expenses (AFFE) in the chart are based on the 2008 fees and expenses of the underlying funds owned by this fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to the fund.

2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% of the first $100 million of average daily net assets of the fund and 0.39% of average daily net assets of the fund in excess of $100 million. The Agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

3 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.71% of average daily net assets. This Agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP SSgA Small-Mid Cap 200 Fund                                             1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $75      $424      $797    $1,847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing in approximately 200 stocks of small-mid cap U.S. companies. Small and mid cap companies are defined as those U.S. companies whose market capitalization is (i) less than the 500th U.S. company as ranked by market capitalization and (ii) is greater than or equal to the 2500th U.S. company as ranked by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date).

The fund's portfolio construction process is as follows:
 o identify the smallest 2000 U.S. stocks from the largest 2500 U.S. stocks by market capitalization;
 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
Price/Earnings ratio, Price/Book ratio and Dividend Yield;
 o select the 10% of stocks within each GICS* sector with the lowest average valuation ranking;
 o equally-weight each stock; and
 o rebalance the portfolio annually as of the last trading day of March.

* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 10% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules described above. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Rules-Based Strategy Risk: The fund uses a rules-based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.

2  LVIP SSgA Small-Mid Cap 200 Fund

 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.

Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Lynn Blake             Managing Director   Since May 2008
John Tucker            Vice President      Since May 2008

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP SSgA Small-Mid Cap 200 Fund                                             3

Investment Objective and Strategies
The investment objective of the LVIP SSgA Small-Mid Cap 200 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 200 stocks of small-mid cap U.S. companies. Small and mid cap companies are defined as those U.S. companies whose market capitalization is (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) is greater than or equal to the 2500th U.S. company as ranked by market capitalization (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). Using this definition of small-mid cap companies, the smallest small-mid cap company had a market capitalization of $7 million and the largest small-mid cap company had a market capitalization of $3.283 billion as of December 31, 2008. The Russell 2000 (Reg. TM) Index, which represents the 2000 smallest companies in the Russell 3000 (Reg. TM) Index, is used as the benchmark for the fund.

The fund's portfolio construction process is as follows:
  o identify the smallest 2000 U.S. stocks from the largest 2500 U.S. stocks by market capitalization;
  o rank the stocks within each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 10% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually as of the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 10% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 200, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 200, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. While the rebalancing will be determined as of the last trading day of March, the sub-adviser may take up to five business days to implement the rebalancing through new purchases and sales of common stock. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 (Reg. TM) Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

4

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in stocks of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

                                                                               5

Adviser                LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2008 was 0.40% of the fund's average net assets).
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of
                       State Street Corporation, a publicly held bank holding company. As of December 31, 2008 SSgA FM had over $118 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of
                       State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State
                       Street Corporation. With over $1.4 trillion under management as of December 31, 2008, SSgA provides complete global investment management services from offices in North America, South America, Europe,
                       Asia, Australia and the Middle East. Mellon Capital Management Corporation served as sub-adviser to the fund through April 30, 2008.
Portfolio Manager(s)   The fund is managed by the Global Structured Products Team. (see above)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

6

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

                                                                               7

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP SSgA Small-Mid Cap 200
                                                                                    Fund
                                                                            Service Class1,5,37
                                                                                Year Ended
                                                                        12/31/2009       12/31/2008
                                                                       ------------    -------------
Net asset value, beginning of period...............................                      $ 10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.171
Net realized and unrealized gain (loss) on investments.............                        (3.275)
                                                                       ------------      --------
Total from investment operations...................................                        (3.104)
                                                                       ------------      --------
Less dividends and distributions from:
Net investment income..............................................                        (0.053)
Net realized gain on investments...................................                             -
                                                                       ------------      --------
Total dividends and distributions..................................                        (0.053)
                                                                       ------------      --------
Net asset value, end of period.....................................                      $  6.843
                                                                       ############      ########
Total return.......................................................                        (31.03%)
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 13,653
Ratio of expenses to average net assets............................                          0.71%13
Ratio of net investment income (loss) to average net assets........                          3.20%
Portfolio turnover.................................................                            32%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

13 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Small-Mid Cap 200 Fund would have been 1.60% for 2008.

37 Operations related to the Service Class of the fund commenced on May 1, 2008. 2008 ratios and portfolio turnover have been annualized and total return has not been annualized.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP T. Rowe Price Growth Stock Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP T. Rowe Price Growth Stock Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP T. Rowe Price Growth Stock Fund is to provide long-term growth of capital. Dividend and interest income from the fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.73%
 Distribution and/or Service (12b-1) fees                                                      None
 Other Expenses                                                                                 0.09%
 Total Annual Fund Operating Expenses                                                           0.82%

1 Linicoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.86% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $84      $262      $455    $1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities.

The fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.

LVIP T. Rowe Price Growth Stock Fund                                         1

The sub-adviser generally looks for companies with one or more of the following:

An above-average growth rate: Superior growth in earnings and cash flow.

Operations in "fertile fields": The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.

A profitable niche: A lucrative niche in the economy that enables the company to expand even during times of slow growth.

The fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000          2001          2002          2003     2004    2005    2006     2007    2008
76.51%                (19.17%)      (35.16%)      (33.84%)     32.00%   9.66%   6.29%   13.33%   8.93%   (41.84%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 55.83%.

The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (28.13%).

                                               Average Annual Total Return
                                               For periods ended 12/31/08
                                         ---------------------------------------
                                             1 year       5 years     10 years
                                         ------------- ------------ ------------
  LVIP T. Rowe Price Growth Stock Fund       (41.84%)      (3.50%)      (3.84%)
            Russell 1000 Growth Index*       (38.44%)      (3.42%)      (4.27%)

* The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

2  LVIP T. Rowe Price Growth Stock Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: T. Rowe Price Associates, Inc.

Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- -------------------
P. Robert Bartolo      Executive Vice President   Since October 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP T. Rowe Price Growth Stock Fund                                         3

Investment Objective and Strategies
The investment objective of the LVIP T. Rowe Price Growth Stock Fund (fund) is to provide long-term growth of capital. Dividend and interest income from the fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities. .

The fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with one or more of the following:
 o An above-average growth rate: Superior growth in earnings and cash flow.
 o Operations in "fertile fields": The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
 o A profitable niche: A lucrative niche in the economy that enables the company to expand even during times of slow growth.

The fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for securities.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions. Investment in futures and options, if any, are subject to additional volatility and potential losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will

4

not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.73% of the fund's average net assets).
Sub-Adviser            T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is a
                       registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
                       Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $276 billion as of December 31, 2008. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
Portfolio Manager(s)   P. Robert Bartolo is the portfolio manager of the fund. He is executive vice president of the Growth Fund and chairman of the fund's Investment Advisory Committee. Mr. Bartolo joined the firm in May 2002. He earned a B.S. in accounting, cum laude, from the University of Southern California and an M.B.A. from the
                       Wharton School, University of Pennsylvania. Rob is a Certified Public Accountant and has also earned the
                       Chartered Financial Analysts accreditation.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund

                                                                               5

may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

6

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                        LVIP T. Rowe Price Growth Stock Fund Standard Class2,3,37
                                                                               Year Ended
                                                      12/31/2009   12/31/2008   12/31/2007   12/31/2006   12/31/2005
                                                     ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period................                $ 18.315     $ 16.859     $ 14.910    $ 14.097
Income (loss) from investment operations:
Net investment income (loss)........................                   0.056        0.090        0.078       0.050
Net realized and unrealized gain (loss) on investment                 (7.720)       1.415        1.906       0.829
                                                     ------------   --------     --------     --------    --------
Total from investment operations....................                  (7.664)       1.505        1.984       0.879
                                                     ------------   --------     --------     --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.037)      (0.049)      (0.035)     (0.066)
Net realized gain on investments....................                       -            -            -           -
                                                     ------------   --------     --------     --------    --------
Total dividends and distributions...................                  (0.037)      (0.049)      (0.035)     (0.066)
                                                     ------------   --------     --------     --------    --------
Net asset value, end of period......................                $ 10.614     $ 18.315     $ 16.859    $ 14.910
                                                     ############   ########     ########     ########    ########
Total return........................................                  (41.84%)       8.93%       13.33%       6.29%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $174.922     $223,805     $ 87,555    $ 86,413
Ratio of expenses to average net assets.............                    0.82%        0.83%        0.88%       0.88%
Ratio of net investment income (loss) to average net
 assets.............................................                    0.38%        0.50%        0.50%       0.24%
Portfolio turnover..................................                      46%          54%          45%         38%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

37 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP T. Rowe Price Growth Stock Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP T. Rowe Price Growth Stock Fund
(Service Class)

Investment Objective
The investment objective of the LVIP T. Rowe Price Growth Stock Fund is to provide long-term growth of capital. Dividend and interest income from the fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                   N/A
 Deferred Sales Charge (Load)                                                               N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
 Account Maintenance Fee                                                                    N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                             0.73%
 Distribution and/or Service (12b-1) fees                                                   0.25%
 Other Expenses                                                                             0.09%
 Total Annual Fund Operating Expenses                                                       1.07%

1 Lincoln Investment Advisor Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.11% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $109     $340      $590    $1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities.

The fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.

LVIP T. Rowe Price Growth Stock Fund                                         1

The sub-adviser generally looks for companies with one or more of the following:

An above-average growth rate: Superior growth in earnings and cash flow.

Operations in "fertile fields": The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.

A profitable niche: A lucrative niche in the economy that enables the company to expand even during times of slow growth.

The fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(41.99%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: 3.23%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (23.76%).

                                              Average Annual Total Return
                                              For periods ended 12/31/08
                                         -------------------------------------
                                             1 year     5 years    Lifetime**
                                         ------------- --------- -------------
  LVIP T. Rowe Price Growth Stock Fund       (41.99%)  N/A           (26.62%)
            Russell 1000 Growth Index*       (38.44%)  N/A           (22.71%)

* The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

* The fund's lifetime began on April 30, 2007. Lifetime index performance began on May 1, 2007.

2  LVIP T. Rowe Price Growth Stock Fund

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: T. Rowe Price Associates, Inc.

Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- -------------------
P. Robert Bartolo      Executive Vice President   Since October 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP T. Rowe Price Growth Stock Fund                                         3

Investment Objective and Strategies
The investment objective of the LVIP T. Rowe Price Growth Stock Fund (fund) is to provide long-term growth of capital. Dividend and interest income from the fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 25% of its total assets in foreign equity securities. .

The fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with one or more of the following:
 o An above-average growth rate: Superior growth in earnings and cash flow.
 o Operations in "fertile fields": The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
 o A profitable niche: A lucrative niche in the economy that enables the company to expand even during times of slow growth.

The fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for securities.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions. Investment in futures and options, if any, are subject to additional volatility and potential losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will

4

not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.73% of the fund's average net assets).
Sub-Adviser            T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is a
                       registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe
                       Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $276 billion as of December 31, 2008. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
Portfolio Manager(s)   P. Robert Bartolo is the portfolio manager of the fund. He is executive vice president of the Growth Fund and chairman of the fund's Investment Advisory Committee. Mr. Bartolo joined the firm in May 2002. He earned a B.S. in accounting, cum laude, from the University of Southern California and an M.B.A. from the
                       Wharton School, University of Pennsylvania. Rob is a Certified Public Accountant and has also earned the
                       Chartered Financial Analysts accreditation.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund

                                                                               5

may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

6

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                      LVIP T. Rowe Price Growth Stock Fund Service
                                                                                      Class1,4,6
                                                                                      Year Ended
                                                                       12/31/2009     12/31/2008      12/31/2007
                                                                      ------------   ------------   -------------
Net asset value, beginning of period...............................                    $ 18.312       $17.860
Income (loss) from investment operations:
Net investment income (loss).......................................                       0.020         0.027
Net realized and unrealized gain (loss) on investments.............                      (7.709)        0.449
                                                                      ------------     --------       -------
Total from investment operations...................................                      (7.689)        0.476
                                                                      ------------     --------       -------
Less dividends and distributions from:
Net investment income..............................................                           -        (0.024)
Net realized gain on investments...................................                           -             -
                                                                      ------------     --------       -------
Total dividends and distributions..................................                           -        (0.024)
                                                                      ------------     --------       -------
Net asset value, end of period.....................................                    $ 10.623       $18.312
                                                                      ############     ########       #######
Total return.......................................................                      (41.99%)        2.67%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                    $ 10,759       $ 6,824
Ratio of expenses to average net assets............................                        1.07%         1.07%
Ratio of net investment income (loss) to average net assets........                        0.13%         0.22%
Portfolio turnover.................................................                          46%           54%10

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        9


LVIP T. Rowe Price Structured Mid-Cap Growth Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund is to maximize the value of your shares (capital appreciation).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.74%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.10%
 Total Annual Fund Operating Expenses                                                          0.84%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $86      $268      $466    $1,037

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund                            1

Principal Investment Strategies

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in a diversified group of domestic stocks of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, in the range of companies included in the Russell Midcap (Reg. TM) Growth Index or the S&P MidCap 400 Index.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have:

  o a demonstrated ability to consistently increase revenues, earnings, and cash flow;
  o capable management;
  o attractive business niches; and
  o a sustainable competitive advantage.

When selecting investments, valuation measures, such as a company's price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends - even above-average dividends - does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields.

While most assets will be invested in U. S. common stocks, other securities may also be purchased, including foreign stocks of up to 10% of its total assets, futures, options and exchange traded funds in keeping with fund objectives.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                  2000         2001          2002          2003     2004     2005    2006    2007     2008
42.43%                 (2.69%)      (33.29%)      (30.22%)     32.62%   13.66%   9.81%   9.28%   13.59%   (42.78%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 41.99%.

The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (32.51%).

                                                            Average Annual Total Return
                                                            For periods ended 12/31/08
                                                      ---------------------------------------
                                                          1 year       5 years     10 years
                                                      ------------- ------------ ------------
  LVIP T. Rowe Price Structured Mid-Cap Growth Fund       (42.78%)      (2.38%)      (2.72%)
             Russell Midcap (Reg. TM) Growth Index*       (44.32%)      (2.33%)      (0.19%)

* The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: T. Rowe Price Associates, Inc.

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- -------------------
Donald J. Peters       Vice President   Since January 2004
Donald J. Easley       Vice President   Since May 2009

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund                            3

Investment Objective and Strategies
The investment objective of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (fund) is to maximize the value of your shares (capital appreciation).

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in a diversified group of domestic stocks of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, in the range of companies included in the Russell Midcap (Reg. TM) Growth Index or the S&P MidCap 400 Index.

The Russell Midcap Growth Index is an unmanaged index of common stocks of companies with greater-than-average growth orientation. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index. The S&P MidCap 400 Index covers approximately 7% of the domestic equities market and is the most widely used index for mid-sized companies. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price of the stock. The market capitalization range of the Russell Midcap Growth Index was $24 million to $14.923 billion while the range of the S&P MidCap 400 Index was $90 million to $4.68 billion, both as of December 31, 2008.

The fund has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics. It may on occasion purchase a stock whose market capitalization is outside of the range of mid-cap companies. The market cap of companies in the fund's portfolio, the Russell Midcap Growth Index and the S&P MidCap 400 Index will change over time, and the fund will not automatically sell or cease to purchase a stock of a company it already owns because the company's market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have:

  o a demonstrated ability to consistently increase revenues, earnings, and cash flow;
  o capable management;
  o attractive business niches; and
  o a sustainable competitive advantage.

When selecting investments, valuation measures, such as a company's price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends - even above-average dividends - does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. These holdings may comprise more than 5% of the total fund holdings.

The fund also uses other investment strategies, to a lesser degree, to pursue its investment objective. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks of up to 10% of its total assets, futures, options and exchange traded funds, in keeping with fund objectives. The fund's Statement of Additional Information
(SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in stocks of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline.

4

Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions. Investment in futures and options, if any, are subject to additional volatility and potential losses.

In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.74% of the fund's average net assets).
Sub-Adviser            T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price has been responsible for the day-to-day management of the fund since January, 2004.
Portfolio Manager(s)   Donald J. Peters serves as portfolio manager of the fund. Mr. Peters has been a portfolio manager and quantitative analyst for T. Rowe Price since joining the firm in 1993. He holds a bachelor's degree in eco-
                       nomics from Tulane University and an MBA from the Wharton School, University of Pennsylvania.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual

                                                                               5

funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or

6

sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                               7

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                     LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class1,3
                                                                                 Year Ended
                                                      12/31/2009    12/31/2008   12/31/2007   12/31/2006    12/31/2005
                                                     ------------ ------------- ------------ ------------ -------------
Net asset value, beginning of period................                $ 13.435      $11.828      $ 10.824      $ 9.857
Income (loss) from investment operations:
Net investment income (loss)........................                  (0.003)      (0.004)            -       (0.026)
Net realized and unrealized gain (loss) on investment                 (5.744)       1.611         1.004        0.993
                                                     ------------   --------      -------      --------      -------
Total from investment operations....................                  (5.747)       1.607         1.004        0.967
                                                     ------------   --------      -------      --------      -------
Less dividends and distributions from:
Net investment income...............................                       -            -             -            -
Net realized gain on investments....................                       -            -             -            -
                                                     ------------   --------      -------      --------      -------
Total dividends and distributions...................                       -            -             -            -
                                                     ------------   --------      -------      --------      -------
Net asset value, end of period......................                $  7.688      $13.435      $ 11.828      $10.824
                                                     ############   ########      #######      ########      #######
Total return........................................                  (42.78%)      13.59%         9.28%        9.81%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $149,829      $247,671     $282,397      $272,838
Ratio of expenses to average net assets.............                    0.84%        0.82%         0.85%        0.87%
Ratio of net investment income (loss) to average net
 assets.............................................                   (0.03%)      (0.03%)        0.00%       (0.26%)
Portfolio turnover..................................                      36%          35%           41%          38%

1 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      6
Purchase and Sale of Fund Shares                            6
Market Timing                                               7
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   8
Financial Highlights                                        9


LVIP T. Rowe Price Structured Mid-Cap Growth Fund
(Service Class)

Investment Objective
The investment objective of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund is to maximize the value of your shares (capital appreciation).

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.74%
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.10%
 Total Annual Fund Operating Expenses                                                      1.09%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $111     $347      $601    $1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in a diversified group of domestic stocks of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, in the range of companies included in the Russell Midcap (Reg. TM) Growth Index or the S&P MidCap 400 Index.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have:

  o a demonstrated ability to consistently increase revenues, earnings, and cash flow;
  o capable management;

LVIP T. Rowe Price Structured Mid-Cap Growth Fund                            1

  o attractive business niches; and
  o a sustainable competitive advantage.

When selecting investments, valuation measures, such as a company's price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends - even above-average dividends - does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields.

While most assets will be invested in U. S. common stocks, other securities may also be purchased, including foreign stocks of up to 10% of its total assets, futures, options and exchange traded funds in keeping with fund objectives.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                 2005    2006    2007      2008
13.37%               9.54%   9.00%   13.30%     (42.92%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2004 at: 11.98%.

2  LVIP T. Rowe Price Structured Mid-Cap Growth Fund

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.37%).

                                                           Average Annual Total Return
                                                           For periods ended 12/31/08
                                                      -------------------------------------
                                                          1 year       5 years    Lifetime*
                                                      ------------- ------------ ----------
  LVIP T. Rowe Price Structured Mid-Cap Growth Fund       (42.92%)      (2.62%)  0.99%
            Russell Midcap (Reg. TM) Growth Index**       (44.32%)      (2.33%)  3.10%

* The fund's lifetime began May 15, 2003. Lifetime index performance, however, began on May 1, 2003.

**The Russell Midcap Growth Index measures the performance of those Russell
   Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: T. Rowe Price Associates, Inc.

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- -------------------
Donald J. Peters       Vice President   Since January 2004
Donald J. Easley       Vice President   Since May 2009

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund                            3

Investment Objective and Strategies
The investment objective of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (fund) is to maximize the value of your shares (capital appreciation).

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in a diversified group of domestic stocks of medium-sized companies: companies traded on U.S. securities markets with market capitalizations, at the time of purchase, in the range of companies included in the Russell Midcap (Reg. TM) Growth Index or the S&P MidCap 400 Index.

The Russell Midcap Growth Index is an unmanaged index of common stocks of companies with greater-than-average growth orientation. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index. The S&P MidCap 400 Index covers approximately 7% of the domestic equities market and is the most widely used index for mid-sized companies. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price of the stock. The market capitalization range of the Russell Midcap Growth Index was $24 million to $14.923 billion while the range of the S&P MidCap 400 Index was $90 million to $4.68 billion, both as of December 31, 2008.

The fund has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics. It may on occasion purchase a stock whose market capitalization is outside of the range of mid-cap companies. The market cap of companies in the fund's portfolio, the Russell Midcap Growth Index and the S&P MidCap 400 Index will change over time, and the fund will not automatically sell or cease to purchase a stock of a company it already owns because the company's market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have:

  o a demonstrated ability to consistently increase revenues, earnings, and cash flow;
  o capable management;
  o attractive business niches; and
  o a sustainable competitive advantage.

When selecting investments, valuation measures, such as a company's price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends - even above-average dividends - does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. These holdings may comprise more than 5% of the total fund holdings.

The fund also uses other investment strategies, to a lesser degree, to pursue its investment objective. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks of up to 10% of its total assets, futures, options and exchange traded funds, in keeping with fund objectives. The fund's Statement of Additional Information
(SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in stocks of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline.

4

Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions. Investment in futures and options, if any, are subject to additional volatility and potential losses.

In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.74% of the fund's average net assets).
Sub-Adviser            T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price has been responsible for the day-to-day management of the fund since January, 2004.
Portfolio Manager(s)   Donald J. Peters serves as portfolio manager of the fund. Mr. Peters has been a portfolio manager and quantitative analyst for T. Rowe Price since joining the firm in 1993. He holds a bachelor's degree in eco-
                       nomics from Tulane University and an MBA from the Wharton School, University of Pennsylvania.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual

                                                                               5

funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or

6

sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

                                                                               7

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

8

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                         LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class1,4
                                                                                     Year Ended
                                                        12/31/2009     12/31/2008     12/31/2007     12/31/2006     12/31/2005
                                                       ------------   ------------   ------------   ------------   -----------
Net asset value, beginning of period................                    $ 13.281       $11.722        $10.754        $ 9.817
Income (loss) from investment operations:
Net investment income (loss)........................                      (0.030)       (0.037)        (0.028)        (0.051)
Net realized and unrealized gain (loss) on investments                    (5.670)        1.596          0.996          0.988
                                                       ------------     --------       -------        -------        -------
Total from investment operations....................                      (5.700)        1.559          0.968          0.937
                                                       ------------     --------       -------        -------        -------
Less dividends and distributions from:
Net investment income...............................                           -             -              -              -
Net realized gain on investments....................                           -             -              -              -
                                                       ------------     --------       -------        -------        -------
Total dividends and distributions...................                           -             -              -              -
                                                       ------------     --------       -------        -------        -------
Net asset value, end of period......................                    $  7.581       $13.281        $11.722        $10.754
                                                       ############     ########       #######        #######        #######
Total return........................................                      (42.92%)       13.30%          9.00%          9.54%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                    $ 16,243       $20,767        $13,090        $ 6,391
Ratio of expenses to average net assets.............                        1.09%         1.07%          1.10%          1.12%
Ratio of net investment income (loss) to average net
 assets.............................................                       (0.28%)       (0.28%)        (0.25%)        (0.51%)
Portfolio turnover..................................                          36%           35%            41%            38%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                                                                               9

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Templeton Growth Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Templeton Growth Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Templeton Growth Fund is long-term capital growth.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                     N/A
 Deferred Sales Charge (Load)                                                                 N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
 Account Maintenance Fee                                                                      N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.74%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.08%
 Total Annual Fund Operating Expenses                                                          0.82%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $84      $262      $455    $1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. The fund invests at least 80% of its assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks, but may also include preferred stocks and certain debt obligations of companies and governments of any nation. The fund will generally be composed of investments from among many different industries. As a general matter, the fund will be invested in a minimum of five different foreign countries.

The sub-adviser emphasizes a "value" approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a "bottom-up" selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future

LVIP Templeton Growth Fund                                                   1

or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the "fair value" target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. In general, the fund will not pay for the securities until received and will not earn interest until the contractual settlement date.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o When Issued or Forward Delivery Purchases Risk: Securities purchased on a "when-issued" or on a "forward delivery" basis are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.

2  LVIP Templeton Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                 2000    2001         2002          2003     2004     2005    2006     2007    2008
20.86%               1.54%    (6.42%)      (16.67%)     34.09%   18.56%   8.88%   26.13%   8.01%    (37.76%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 18.01%.

The fund's lowest return for a quarter occurred in the third quarter of 2002 at: (18.38%).

                                     Average Annual Total Return
                                     For periods ended 12/31/08
                               ---------------------------------------
                                   1 year       5 years     10 years
                               ------------- ------------ ------------
  LVIP Templeton Growth Fund       (37.76%)       1.82%        3.46%
           MSCI World Index*       (40.71%)      (0.51%)      (0.64%)

* The Morgan Stanley Capital International (MSCI) World Index is composed of companies representative of the market structure of 47 developed and emerging market countries in the Americas, Europe/Middle East and Asia/Pacific regions.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Templeton Investment Counsel, LLC

Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Peter Nori             Executive Vice President   Since August 1985
Cindy Sweeting         President and Director     Since August 1985
Tina Sadler            Vice President             Since August 1985

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Templeton Growth Fund                                                   3

Investment Objective and Strategies
The investment objective of the LVIP Templeton Growth Fund (fund) is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing at least 80% of its assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks, but may also include preferred stocks and certain debt securities. The fund will generally be composed of investments from among many different industries. As a general matter, the fund will be invested in a minimum of five different foreign countries.

The sub-adviser emphasizes a "value" approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a "bottom-up" selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the "fair value" target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. These securities will be delivered to the fund at a future date usually beyond customary settlement time. In general, the fund will not pay for the securities until received and will not earn interest until the contractual settlement date.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets.Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The fund is slightly tilted towards companies that are below the index average in terms of market capitalization. Investments in such companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Many small company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

Securities purchased on a "when-issued" or on a "forward delivery" basis are delivered to the fund at a future date usually beyond customary settlement time. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are

4

mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.74% of the fund's average net assets).
Sub-Adviser            Templeton Investment Counsel, LLC ("TICL"), 500 East Broward Boulevard, Suite 2100, Fort Lauderdale,
                       Florida 33394, is a registered investment adviser and a Delaware Limited Liability Company. TICL is an indirect wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin"), a Delaware corporation. Net assets under the management of the Franklin organization was approximately $416.2 billion as of Decem-
                       ber 31, 2008.
Portfolio Manager(s)   The fund is managed by a team, with Peter Nori as the lead portfolio manager. The other team members are Cindy Sweeting and Tina Sadler. Prior to August 1, 2003, Cindy Sweeting served as the portfolio man-
                       ager. Peter Nori, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987.
                       Mr. Nori is a CFA, and has been a member of the global equity research team since 1994. Ms. Sweeting is
                       President and Director of Portfolio Management for Templeton. She has a CFA and joined Templeton in
                       1997 after working as a Senior Vice President-Investments with McDermott International Inn Company from 1983 to 1997. Ms. Sadler is Vice President and Portfolio Manager-Research Analyst with Templeton.
                       She joined the firm in 1997 and holds a CFA.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:

                                                                               5

  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such

6

trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                               LVIP Templeton Growth Fund Standard Class2,4,38
                                                                                 Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006   12/31/2005
                                                     ------------ -------------- -------------- ------------ -----------
Net asset value, beginning of period................                $ 33.233        $31.307       $ 27.119    $ 25.886
Income (loss) from investment operations:
Net investment income (loss)........................                   0.636          0.724          0.566       0.440
Net realized and unrealized gain (loss) on investment                (12.906)         1.782          6.074       1.762
                                                     ------------   ---------       -------       --------    --------
Total from investment operations....................                 (12.270)         2.506          6.640       2.202
                                                     ------------   ---------       -------       --------    --------
Less dividends and distributions from:
Net investment income...............................                  (0.534)        (0.580)        (0.414)     (0.375)
Net realized gain on investments....................                  (1.077)             -         (2.038)     (0.594)
                                                     ------------   ---------       -------       --------    --------
Total dividends and distributions...................                  (1.611)        (0.580)        (2.452)     (0.969)
                                                     ------------   ---------       -------       --------    --------
Net asset value, end of period......................                $ 19.352        $33.233       $ 31.307    $ 27.119
                                                     ############   #########       #######       ########    ########
Total return........................................                  (37.76%)         8.01%         26.13%       8.88%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $129,853        $163,596      $167,966    $133,060
Ratio of expenses to average net assets.............                    0.81%54        0.81%54        0.85%       0.86%
Ratio of net investment income (loss) to average net
 assets.............................................                    2.41%          2.18%          2.00%       1.66%
Portfolio turnover..................................                      11%            15%            19%         22%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

38 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio
   (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

54 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Templeton Growth Fund would have been 0.82% for 2008 and 0.84% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Templeton Growth Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          1
   Portfolio Turnover                                       1
 Principal Investment Strategies                            1
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Templeton Growth Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Templeton Growth Fund is long-term capital growth.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.74%
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.08%
 Total Annual Fund Operating Expenses                                                      1.07%

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $109     $340      $590    $1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. The fund invests at least 80% of its assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks, but may also include preferred stocks and certain debt obligations of companies and governments of any nation. The fund will generally be composed of investments from among many different industries. As a general matter, the fund will be invested in a minimum of five different foreign countries.

The sub-adviser emphasizes a "value" approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a "bottom-up" selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future

LVIP Templeton Growth Fund                                                   1

or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the "fair value" target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. In general, the fund will not pay for the securities until received and will not earn interest until the contractual settlement date.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o When Issued or Forward Delivery Purchases Risk: Securities purchased on a "when-issued" or on a "forward delivery" basis are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.

2  LVIP Templeton Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(37.90%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (2.26%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (18.08%).

                                    Average Annual Total Return
                                    For periods ended 12/31/08
                               -------------------------------------
                                   1 year     5 years    Lifetime**
                               ------------- --------- -------------
  LVIP Templeton Growth Fund       (37.90%)  N/A           (24.28%)
           MSCI World Index*       (40.71%)  N/A           (26.00%)

* The Morgan Stanley Capital International (MSCI) World Index is composed of companies representative of the market structure of 47 developed and emerging market countries in the Americas, Europe/Middle East and Asia/Pacific regions.

*Return calculated from inception date, 4/30/07.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Templeton Investment Counsel, LLC

Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Peter Nori             Executive Vice President   Since August 1985
Cindy Sweeting         President and Director     Since August 1985
Tina Sadler            Vice President             Since August 1985

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Templeton Growth Fund                                                   3

Investment Objective and Strategies
The investment objective of the LVIP Templeton Growth Fund (fund) is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing at least 80% of its assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks, but may also include preferred stocks and certain debt securities. The fund will generally be composed of investments from among many different industries. As a general matter, the fund will be invested in a minimum of five different foreign countries.

The sub-adviser emphasizes a "value" approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a "bottom-up" selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the "fair value" target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. These securities will be delivered to the fund at a future date usually beyond customary settlement time. In general, the fund will not pay for the securities until received and will not earn interest until the contractual settlement date.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets.Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The fund is slightly tilted towards companies that are below the index average in terms of market capitalization. Investments in such companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Many small company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

Securities purchased on a "when-issued" or on a "forward delivery" basis are delivered to the fund at a future date usually beyond customary settlement time. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are

4

mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.74% of the fund's average net assets).
Sub-Adviser            Templeton Investment Counsel, LLC ("TICL"), 500 East Broward Boulevard, Suite 2100, Fort Lauderdale,
                       Florida 33394, is a registered investment adviser and a Delaware Limited Liability Company. TICL is an indirect wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin"), a Delaware corporation. Net assets under the management of the Franklin organization was approximately $416.2 billion as of Decem-
                       ber 31, 2008.
Portfolio Manager(s)   The fund is managed by a team, with Peter Nori as the lead portfolio manager. The other team members are Cindy Sweeting and Tina Sadler. Prior to August 1, 2003, Cindy Sweeting served as the portfolio man-
                       ager. Peter Nori, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987.
                       Mr. Nori is a CFA, and has been a member of the global equity research team since 1994. Ms. Sweeting is
                       President and Director of Portfolio Management for Templeton. She has a CFA and joined Templeton in
                       1997 after working as a Senior Vice President-Investments with McDermott International Inn Company from 1983 to 1997. Ms. Sadler is Vice President and Portfolio Manager-Research Analyst with Templeton.
                       She joined the firm in 1997 and holds a CFA.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:

                                                                               5

  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such

6

trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                        LVIP Templeton Growth Fund Service Class1,5,6
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 33.224          $33.408
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.581            0.483
Net realized and unrealized gain (loss) on investments.............                       (12.890)          (0.126)
                                                                       ------------      --------          --------
Total from investment operations...................................                       (12.309)           0.357
                                                                       ------------      --------          --------
Less dividends and distributions from:
Net investment income..............................................                        (0.469)          (0.541)
Net realized gain on investments...................................                        (1.077)               -
                                                                       ------------      --------          --------
Total dividends and distributions..................................                        (1.546)          (0.541)
                                                                       ------------      --------          --------
Net asset value, end of period.....................................                      $ 19.369          $33.224
                                                                       ############      ########          ########
Total return.......................................................                        (37.90%)           1.08%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 92,968          $94,403
Ratio of expenses to average net assets............................                          1.02%26          1.02%26
Ratio of net investment income (loss) to average net assets........                          2.20%            2.11%
Portfolio turnover.................................................                            11%              15%10

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

26 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Templeton Growth Fund would have been 1.07% for 2008 and 1.11% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Turner Mid-Cap Growth Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Turner Mid-Cap Growth Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Turner Mid-Cap Growth Fund is to seek capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.89%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.18%
 Total Annual Fund Operating Expenses                                                           1.07%
 Less Fee Waiver and Expense Reimbursements 1,2                                                (0.09%)
 Net Expenses                                                                                   0.98%

1 Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% on the first $25 million of average daily net assets of the fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.02% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP Turner Mid-Cap Growth Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $100     $331      $581    $1,298

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap (Reg. TM) Growth Index. While the fund primarily focuses on U.S. companies, the fund may also invest up to 15% of its total assets in foreign equity securities.

The fund pursues its objective by investing mainly in common stocks and other equity securities of midsize companies that at the time of purchase the portfolio manager believes offer strong earnings growth potential. Typically, the fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. The fund attempts to invest in companies that are diversified across economic sectors.

The sub-adviser utilizes an investment selection process that involves the use of security screening, fundamental analysis and technical analysis.

Stocks that rate favorably according to these three tools may be purchased. Conversely, a poor ranking from the proprietary model, concern about the fundamentals of a stock, a downward revision in earnings estimates from Wall Street analysts or company management, or a breakdown in the underlying money flow support for a stock may cause a stock to become a candidate for sale.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

2  LVIP Turner Mid-Cap Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2002                 2003     2004     2005     2006    2007      2008
(31.62%)             49.59%   11.84%   12.27%   6.72%   24.68%    (49.29%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 19.61%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (29.22%).

                                                Average Annual Total Return
                                                 For periods ended 12/31/08
                                           --------------------------------------
                                               1 year       5 years    Lifetime**
                                           ------------- ------------ -----------
         LVIP Turner Mid-Cap Growth Fund       (49.29%)      (3.26%)     (3.79%)
  Russell Midcap (Reg. TM) Growth Index*       (44.32%)      (2.33%)     (3.93%)

* The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

** Return calculated from inception date, 5/1/01.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Turner Investment Partners, Inc.

Portfolio Manager(s)    Company Title      Experience w/Fund
----------------------- ------------------ ------------------
Christopher McHugh      Vice President     Since May 2001
Jason D. Schrotberger   Security Analyst   Since May 2001
Tara R. Hedlund         Security Analyst   Since May 2001

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Turner Mid-Cap Growth Fund                                              3

Investment Objective and Strategies
The investment objective of the LVIP Turner Mid-Cap Growth Fund (fund), is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap (Reg. TM) Growth Index. While the fund primarily focuses on U.S. companies, the fund may also invest up to 15% of its total assets in foreign equity securities.

The fund pursues its objective by investing mainly in common stocks and other equity securities of midsize companies that at the time of purchase the portfolio manager believes offer strong earnings growth potential. Typically, the fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. The fund attempts to invest in companies that are diversified across economic sectors.

The sub-adviser utilizes an investment selection process that involves the use of three tools to evaluate stocks for investment or continued ownership:
 o Security Screening: A proprietary computer model is used to assess a universe of companies with varying capitalizations based on multiple earnings growth and valuation factors. Once screened, companies are ranked from most attractive to least attractive.
 o Fundamental Analysis: Traditional research is performed to determine if the companies under consideration will exceed, meet, or fall short of Wall Street analysts' consensus earnings expectations. This process may involve discussions with company management, industry experts and competitors in an effort to anticipate changes in the outlook for corporate earnings.
 o Technical Analysis: Used to evaluate trends in trading volume and prices of individual stocks. This helps the investment team identify attractive entry and exit points. Money flow may act as a leading or confirming indicator.

Stocks that rate favorably according to the three tools may be purchased. Conversely, a poor ranking from the proprietary model, concern about the fundamentals of a stock, a downward revision in earnings estimates from Wall Street analysts or company management, or a breakdown in the underlying money flow support for a stock may cause a stock to become a candidate for sale.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund intends to engage in active and frequent trading of portfolio securities as a part of its investment strategy. The fund's portfolio turnover rate is expected to be significantly greater than 100% in any year. For example, the fund would have a portfolio turnover rate of 100% if the fund replaced all of its investments in one year.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

4

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.80% of the fund's average net assets).
Sub-Adviser            Turner Investment Partners, Inc. ("Turner"), 1205 West Lakes Drive, Suite 100, Berwyn, Pennsylvania
                       19312, is a registered investment adviser. As of December 31, 2008, Turner had over $15 billion in assets under management.
Portfolio Manager(s)   The fund is managed by a committee comprised of Christopher McHugh (Lead Manager), Jason D.
                       Schrotberger (Co-manager) and Tara R. Hedlund (Co-manager). Christopher McHugh, Vice President/
                       Senior Portfolio Manager, joined Turner in 1990. Prior to 1990, he was a Performance Specialist with
                       Provident Capital Management. Mr. McHugh has 21 years of investment experience. Jason D.
                       Schrotberger, Security Analyst/Portfolio Manager, joined Turner in 2001. Prior to 2001, he was an invest-
                       ment analyst at BlackRock Financial Management. Mr. Schrotberger has 13 years of investment experi-
                       ence. Tara R. Hedlund, Security Analyst/Portfolio Manager, joined Turner Investments in 2000. Prior to
                       2000, she was an audit engagement senior at Arthur Andersen LLP. Ms. Hedlund has 12 years of invest-
                       ment experience. Mr. Schrotberger and Ms. Hedlund are CFA charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:

                                                                               5

  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such

6

trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                           LVIP Turner Mid-Cap Growth Fund Standard Class2,4,39
                                                                                Year Ended
                                                      12/31/2009    12/31/2008    12/31/2007   12/31/2006   12/31/2005
                                                     ------------ -------------- ------------ ------------ -----------
Net asset value, beginning of period................                $ 14.126       $11.330      $11.025      $ 9.820
Income (loss) from investment operations:
Net investment income (loss)........................                  (0.034)       (0.042)      (0.018)      (0.050)
Net realized and unrealized gain (loss) on investment                 (6.136)        2.838        0.778        1.255
                                                     ------------   --------       -------      -------      -------
Total from investment operations....................                  (6.170)        2.796        0.760        1.205
                                                     ------------   --------       -------      -------      -------
Less dividends and distributions from:
Net investment income...............................                       -             -            -            -
Net realized gain on investments....................                  (1.979)            -       (0.455)           -
                                                     ------------   --------       -------      -------      -------
Total dividends and distributions...................                  (1.979)            -       (0.455)           -
                                                     ------------   --------       -------      -------      -------
Net asset value, end of period......................                $  5.977       $14.126      $11.330      $11.025
                                                     ############   ########       #######      #######      #######
Total return........................................                  (49.29%)       24.68%        6.72%       12.27%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $  9,920       $21,354      $26,072      $27,171
Ratio of expenses to average net assets.............                    0.98%51       0.99%51      1.07%        1.08%
Ratio of net investment income (loss) to average net
 assets.............................................                   (0.33%)       (0.33%)      (0.16%)      (0.56%)
Portfolio turnover..................................                     179%          199%         156%         158%

2 The average shares outstanding method has been applied for per share information for the years ended December 31, 2008, 2007 and 2006.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

39 Effective April 30 2007, the fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the "JPVF Fund"). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

51 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Turner Mid-Cap Growth Fund would have been 1.07% for 2008 and 1.06% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Turner Mid-Cap Growth Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           3
 Investment Adviser and Sub-Adviser                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 5
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP Turner Mid-Cap Growth Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Turner Mid-Cap Growth Fund is to seek capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.89%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.18%
 Total Annual Fund Operating Expenses                                                           1.32%
 Less Fee Waiver and Expense Reimbursement1,2                                                  (0.09%)
 Net Expenses                                                                                   1.23%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive a portion of its advisory fee for the fund: 0.10% on the first $25 million of average daily net assets of the fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2010 and will renew automatically for one year terms unless LIA provides written notice of termination to the fund.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.27% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP Turner Mid-Cap Growth Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $125     $409      $715    $1,582

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap (Reg. TM) Growth Index. While the fund primarily focuses on U.S. companies, the fund may also invest up to 15% of its total assets in foreign equity securities.

The fund pursues its objective by investing mainly in common stocks and other equity securities of midsize companies that at the time of purchase the portfolio manager believes offer strong earnings growth potential. Typically, the fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. The fund attempts to invest in companies that are diversified across economic sectors.

The sub-adviser utilizes an investment selection process that involves the use of security screening, fundamental analysis and technical analysis.

Stocks that rate favorably according to these three tools may be purchased. Conversely, a poor ranking from the proprietary model, concern about the fundamentals of a stock, a downward revision in earnings estimates from Wall Street analysts or company management, or a breakdown in the underlying money flow support for a stock may cause a stock to become a candidate for sale.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

2  LVIP Turner Mid-Cap Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2008
(49.42%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: 4.44%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (29.27%).

                                                Average Annual Total Return
                                                For periods ended 12/31/08
                                           -------------------------------------
                                               1 year     5 years    Lifetime**
                                           ------------- --------- -------------
         LVIP Turner Mid-Cap Growth Fund       (49.42%)  N/A           (27.49%)
  Russell Midcap (Reg. TM) Growth Index*       (44.32%)  N/A           (28.40%)

* The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap companies consist of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

** Return calculated from inception date, 4/30/07.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Turner Investment Partners, Inc.

Portfolio Manager(s)    Company Title      Experience w/Fund
----------------------- ------------------ ------------------
Christopher McHugh      Vice President     Since May 2001
Jason D. Schrotberger   Security Analyst   Since May 2001
Tara R. Hedlund         Security Analyst   Since May 2001

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Turner Mid-Cap Growth Fund                                              3

Investment Objective and Strategies
The investment objective of the LVIP Turner Mid-Cap Growth Fund (fund), is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap (Reg. TM) Growth Index. While the fund primarily focuses on U.S. companies, the fund may also invest up to 15% of its total assets in foreign equity securities.

The fund pursues its objective by investing mainly in common stocks and other equity securities of midsize companies that at the time of purchase the portfolio manager believes offer strong earnings growth potential. Typically, the fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. The fund attempts to invest in companies that are diversified across economic sectors.

The sub-adviser utilizes an investment selection process that involves the use of three tools to evaluate stocks for investment or continued ownership:
 o Security Screening: A proprietary computer model is used to assess a universe of companies with varying capitalizations based on multiple earnings growth and valuation factors. Once screened, companies are ranked from most attractive to least attractive.
 o Fundamental Analysis: Traditional research is performed to determine if the companies under consideration will exceed, meet, or fall short of Wall Street analysts' consensus earnings expectations. This process may involve discussions with company management, industry experts and competitors in an effort to anticipate changes in the outlook for corporate earnings.
 o Technical Analysis: Used to evaluate trends in trading volume and prices of individual stocks. This helps the investment team identify attractive entry and exit points. Money flow may act as a leading or confirming indicator.

Stocks that rate favorably according to the three tools may be purchased. Conversely, a poor ranking from the proprietary model, concern about the fundamentals of a stock, a downward revision in earnings estimates from Wall Street analysts or company management, or a breakdown in the underlying money flow support for a stock may cause a stock to become a candidate for sale.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund intends to engage in active and frequent trading of portfolio securities as a part of its investment strategy. The fund's portfolio turnover rate is expected to be significantly greater than 100% in any year. For example, the fund would have a portfolio turnover rate of 100% if the fund replaced all of its investments in one year.

Investment Risks

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

4

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.80% of the fund's average net assets).
Sub-Adviser            Turner Investment Partners, Inc. ("Turner"), 1205 West Lakes Drive, Suite 100, Berwyn, Pennsylvania
                       19312, is a registered investment adviser. As of December 31, 2008, Turner had over $15 billion in assets under management.
Portfolio Manager(s)   The fund is managed by a committee comprised of Christopher McHugh (Lead Manager), Jason D.
                       Schrotberger (Co-manager) and Tara R. Hedlund (Co-manager). Christopher McHugh, Vice President/
                       Senior Portfolio Manager, joined Turner in 1990. Prior to 1990, he was a Performance Specialist with
                       Provident Capital Management. Mr. McHugh has 21 years of investment experience. Jason D.
                       Schrotberger, Security Analyst/Portfolio Manager, joined Turner in 2001. Prior to 2001, he was an invest-
                       ment analyst at BlackRock Financial Management. Mr. Schrotberger has 13 years of investment experi-
                       ence. Tara R. Hedlund, Security Analyst/Portfolio Manager, joined Turner Investments in 2000. Prior to
                       2000, she was an audit engagement senior at Arthur Andersen LLP. Ms. Hedlund has 12 years of invest-
                       ment experience. Mr. Schrotberger and Ms. Hedlund are CFA charterholders.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:

                                                                               5

  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such

6

trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                           LVIP Turner Mid-Cap Growth Fund Service
                                                                                          Class1,5,6
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 14.102          $12.216
Income (loss) from investment operations:
Net investment income (loss).......................................                        (0.059)          (0.039)
Net realized and unrealized gain (loss) on investments.............                        (6.116)           1.925
                                                                       ------------      --------          --------
Total from investment operations...................................                        (6.175)           1.886
                                                                       ------------      --------          --------
Less dividends and distributions from:
Net investment income..............................................                        (1.979)               -
Net realized gain on investments...................................                             -                -
                                                                       ------------      --------          --------
Total dividends and distributions..................................                        (1.979)               -
                                                                       ------------      --------          --------
Net asset value, end of period.....................................                      $  5.948          $14.102
                                                                       ############      ########          ########
Total return.......................................................                        (49.42%)          15.44%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 11,088          $13,264
Ratio of net investment income (loss) to average net assets........                          1.23%23          1.21%23
Ratio of expenses to average net assets............................                         (0.58%)          (0.43%)
Portfolio turnover.................................................                           179%             199%10

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

6 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios have been annualized and total return has not been annualized.

23 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Turner Mid-Cap Growth Fund would have been 1.32% for 2008 and 1.33% for 2007.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wells Fargo Intrinsic Value Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
                                                              1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           3
 Payments to Insurance Companies and their Affiliates         3
Investment Objective and Strategies                           5
Investment Risks                                              5
Management and Organization                                   6
Pricing of Fund Shares                                        7
Purchase and Sale of Fund Shares                              8
Market Timing                                                 8
Portfolio Holdings Disclosure                                 9
Share Classes and Distribution Arrangements                   9
Distribution Policy and Federal Income Tax Considerations     9
Financial Highlights                                         10


LVIP Wells Fargo Intrinsic Value Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income) is to seek reasonable income by investing primarily in income-producing equity securities.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.75%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                 0.07%
 Total Annual Fund Operating Expenses                                                           0.82%
 Less Fee Waiver Reimbursements1                                                               (0.05%)
 Net Expenses                                                                                   0.77%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $250 million of average daily net assets of the fund; 0.08% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP Wells Fargo Intrinsic Value Fund                                        1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $79      $257      $450    $1,009

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund's primary investment strategies include:
 o normally investing at least 80% of the fund's assets in equity securities;
 o investing in high-quality, undervalued companies with identifiable catalysts that the investment team believes will drive the stock price higher over their investment time horizon (typically three to five years);
 o investing in domestic and foreign issuers; and
 o selecting investments using fundamental company research from a global perspective and employing a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses.

The fund primarily invests in equity securities of approximately 30-50 large-capitalization companies, which the fund defines as companies with market capitalizations within the range of the Russell 1000 Value Index. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments.

The fund may invest in many different types of debt obligations, including corporate bonds, government securities, and asset-backed securities, including mortgage-backed securities. The fund may invest in debt obligations of any quality, including junk bonds. Junk bonds are debt obligations rated below investment-grade. Investment-grade debt obligations are those rated at the time of purchase in the top four credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the fund to be of comparable quality.

The fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what the sub-adviser believes are short-term price anomalies in high-quality equity securities. The fund's sub-adviser generally chooses investments in equity securities of companies with established operating histories, financial strength and management expertise, among other factors. The sub-adviser seeks equity securities that are trading at a discount to what the sub-adviser believes are their estimated intrinsic values.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP Wells Fargo Intrinsic Value Fund

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
1999                  2000     2001         2002          2003     2004    2005    2006     2007     2008
6.27%                 10.62%    (7.34%)      (15.67%)     32.35%   9.77%   4.49%   11.27%   4.36%    (38.32%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 19.94%.

The Funds lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.72%).

                                                Average Annual Total Return
                                                For periods ended 12/31/08
                                          ---------------------------------------
                                              1 year       5 years     10 years
                                          ------------- ------------ ------------
  LVIP Wells Fargo Intrinsic Value Fund       (38.32%)      (3.86%)      (0.01%)
    Russell 1000 Value (Reg. TM) Index*       (36.85%)      (0.79%)       1.36%

* The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: MetWest Capital Management, LLC

Portfolio Manager(s)   Company Title                                          Experience w/Fund
---------------------- ------------------------------------------------------ -------------------
Howard Gleicher        Chief Executive Officer and Chief Investment Officer   Since October 2009

An investment in the fund is not a deposit of Wachovia Bank, N.A. or Wells Fargo Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation any other government agency.

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in

LVIP Wells Fargo Intrinsic Value Fund                                        3

including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wells Fargo Intrinsic Value Fund

Investment Objective and Strategies
The investment objective of the LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income Fund) is to seek reasonable income by investing primarily in income-producing equity securities.

The fund's primary investment strategies include:
  o normally investing at least 80% of the fund's assets in equity securities;
  o investing in high-quality, undervalued companies with identifiable catalysts that the investment team believes will drive the stock price higher over their investment time horizon (typically three to five years);

  o investing in domestic and foreign issuers; and
  o selecting investments using fundamental company research from a global perspective and employing a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses.

The fund primarily invests in equity securities of approximately 30-50 large-capitalization companies, which the fund defines a s companies with market capitalizations within the range of the Russell 1000 Value Index. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments.

The fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what the sub-adviser believes are short-term price anomalies in high-quality equity securities. The fund's sub-adviser generally chooses investments in equity securities of companies with established operating histories, financial strength and management expertise, among other factors. The sub-adviser seeks equity securities that are trading at a discount to what the sub-adviser believes are their estimated intrinsic values.

Fundamental research is performed to identify securities for the fund with one or more catalysts present that the sub-adviser believes will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products increasing shareholder focus, or resolution of ancillary problems or misperceptions. The sub-adviser may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. The fund may invest in any sector, and at times the sub-adviser may emphasize one or more particular sectors.

The fund may invest in many different types of debt obligations, including corporate bonds, government securities, and asset-backed securities, including mortgage-backed securities. The fund may invest in debt obligations of any quality, including junk bonds. Junk bonds are debt obligations rated below investment-grade. Investment-grade debt obligations are those rated at the time of purchase in the top four credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the fund to be of comparable quality. See the Statement of Additional Information (SAI) for a description of the credit rating categories of two of these entities, Moody's Investor Service, Inc. and Standard & Poor's Corp., and a description of U.S. government securities.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in equity securities involves the risk that the value of the equity securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's equity investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund invests in income-producing value stocks. Companies that have had a record of paying dividends could reduce or eliminate their payment of dividends at any time for many reasons, including poor business prospects or a downward turn in the economy in general. Additionally, value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Foreign currency fluctuations or economic or financial instability in a foreign country could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities also involves the risk of loss from foreign government or political actions.

                                                                               5

These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring the fund's withdrawal of assets from the country.

Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Investing in debt obligations primarily involves interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause the value of that issuer's outstanding debt obligations to fall. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the fund's shares could fall, and you could lose money. Because the fund may also invest in debt obligations of any quality, including junk bonds, the fund involves more risk of loss than that normally associated with a fund that only invests in high-quality corporate bonds. Junk bonds are often considered speculative and involve significantly higher credit risk. Junk bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of junk bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

6

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.70% of the fund's average net assets).
Sub-Adviser            Metropolitan West Capital Management, LLC (MetWest Capital), 610 Newport Center Drive, Suite 1000,
                       Newport Beach, California 92260. MetWest Capital is an affiliate of Evergreen Investments, whose parent company is Wells Fargo & Company. As of June 30, 2009, MetWest Capital had $9.1 billion in assets.
Portfolio Manager(s)   Howard Gleicher, CFA, is the Lead Portfolio Manager on the investment team for the fund. He co-founded
                       MetWest Capital in 1997 and is its Chief Executive Officer and Chief Investment Officer. Previously, Mr.
                       Gleicher served as Principal, Portfolio Manager and Investment Policy Committee member of Palley-
                       Needelman Asset Management, Inc. and as a Vice President and Equity Portfolio Manager with Pacific
                       Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment manage-
                       ment field since 1985. He earned a Master of Science and Bachelor of Science from Stanford University and an MBA from Harvard Business School.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               7

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

8

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               9

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                            LVIP Wells Fargo Intrinsic Value Fund Standard Class1,4,29
                                                                                    Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007     12/31/2006     12/31/2005
                                                     ------------ -------------- -------------- -------------- --------------
Net asset value, beginning of period................                $ 16.970        $18.231        $17.994        $18.020
Income (loss) from investment operations:
Net investment income (loss)........................                   0.247          0.241          0.221          0.217
Net realized and unrealized gain (loss) on investment                 (6.425)         0.496          1.720          0.540
                                                     ------------   ---------       -------        -------        -------
Total from investment operations....................                  (6.178)         0.737          1.941          0.757
                                                     ------------   ---------       -------        -------        -------
Less dividends and distributions from:
Net investment income...............................                  (0.201)        (0.211)        (0.205)        (0.204)
Net realized gain on investments....................                  (1.213)        (1.787)        (1.499)        (0.579)
                                                     ------------   ---------       -------        -------        -------
Total dividends and distributions...................                  (1.414)        (1.998)        (1.704)        (0.783)
                                                     ------------   ---------       -------        -------        -------
Net asset value, end of period......................                $  9.378        $16.970        $18.231        $17.994
                                                     ############   #########       #######        #######        #######
Total return........................................                  (38.32%)         4.36%         11.27%          4.49%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $328,023        $639,956       $738,199       $765,796
Ratio of expenses to average net assets.............                    0.77%48        0.74%48        0.69%48        0.78%48
Ratio of net investment income (loss) to average net
 assets.............................................                    1.83%          1.31%          1.24%          1.23%
Portfolio turnover..................................                     191%           141%           199%           151%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

29 Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of
   Fidelity Management and Research Company (FMR), replaced FMR as the fund's sub-adviser.

48 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP FI Equity-Income Fund would have been 0.82% for 2008, 0.81% for 2007, 0.80% for 2006, and 0.80% for 2005.

10

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wells Fargo Intrinsic Value Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
                                                              1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           3
 Payments to Insurance Companies and their Affiliates         3
Investment Objective and Strategies                           5
Investment Risks                                              5
Management and Organization                                   6
Pricing of Fund Shares                                        7
Purchase and Sale of Fund Shares                              8
Market Timing                                                 8
Portfolio Holdings Disclosure                                 9
Share Classes and Distribution Arrangements                   9
Distribution Policy and Federal Income Tax Considerations     9
Financial Highlights                                         10


LVIP Wells Fargo Intrinsic Value Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income) is to seek reasonable income by investing primarily in income-producing equity securities.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.75%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses                                                                                 0.07%
 Total Annual Fund Operating Expenses                                                           1.07%
 Less Fee Waiver Reimbursements1                                                               (0.05%)
 Net Expenses                                                                                   1.02%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $250 million of average daily net assets of the fund; 0.08% on the next $500 million of average daily net assets of the fund; and 0.13% of average daily net assets of the fund in excess of $750 million. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP Wells Fargo Intrinsic Value Fund                                        1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $104     $335      $585    $1,301

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The fund's primary investment strategies include:
 o normally investing at least 80% of the fund's assets in equity securities;
 o investing in high-quality, undervalued companies with identifiable catalysts that the investment team believes will drive the stock price higher over their investment time horizon (typically three to five years);
 o investing in domestic and foreign issuers; and
 o selecting investments using fundamental company research from a global perspective and employing a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses.

The fund primarily invests in equity securities of approximately 30-50 large-capitalization companies, which the fund defines as companies with market capitalizations within the range of the Russell 1000 Value Index. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments.

The fund may invest in many different types of debt obligations, including corporate bonds, government securities, and asset-backed securities, including mortgage-backed securities. The fund may invest in debt obligations of any quality, including junk bonds. Junk bonds are debt obligations rated below investment-grade. Investment-grade debt obligations are those rated at the time of purchase in the top four credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the fund to be of comparable quality.

The fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what the sub-adviser believes are short-term price anomalies in high-quality equity securities. The fund's sub-adviser generally chooses investments in equity securities of companies with established operating histories, financial strength and management expertise, among other factors. The sub-adviser seeks equity securities that are trading at a discount to what the sub-adviser believes are their estimated intrinsic values.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2  LVIP Wells Fargo Intrinsic Value Fund

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2005                 2006     2007     2008
4.23%                11.00%   4.10%     (38.48%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 6.37%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.77%).

                                              Average Annual Total Return
                                               For periods ended 12/31/08
                                          ------------------------------------
                                              1 year     5 years    Lifetime*
                                          ------------- --------- ------------
  LVIP Wells Fargo Intrinsic Value Fund       (38.48%)  N/A           (3.51%)
   Russell 1000 Value (Reg. TM) Index**       (36.85%)  N/A           (0.96%)

* The fund's lifetime began May 19, 2004. Lifetime index performance, however, began May 1, 2004.

** The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: MetWest Capital Management, LLC

Portfolio Manager(s)   Company Title                                          Experience w/Fund
---------------------- ------------------------------------------------------ -------------------
Howard Gleicher        Chief Executive Officer and Chief Investment Officer   Since October 2009

An investment in the fund is not a deposit of Wachovia Bank, N.A. or Wells Fargo Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation any other government agency.

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which

LVIP Wells Fargo Intrinsic Value Fund                                        3

offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wells Fargo Intrinsic Value Fund

Investment Objective and Strategies
The investment objective of the LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income Fund) is to seek reasonable income by investing primarily in income-producing equity securities.

The fund's primary investment strategies include:
  o normally investing at least 80% of the fund's assets in equity securities;
  o investing in high-quality, undervalued companies with identifiable catalysts that the investment team believes will drive the stock price higher over their investment time horizon (typically three to five years);

  o investing in domestic and foreign issuers; and
  o selecting investments using fundamental company research from a global perspective and employing a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses.

The fund primarily invests in equity securities of approximately 30-50 large-capitalization companies, which the fund defines a s companies with market capitalizations within the range of the Russell 1000 Value Index. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments.

The fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what the sub-adviser believes are short-term price anomalies in high-quality equity securities. The fund's sub-adviser generally chooses investments in equity securities of companies with established operating histories, financial strength and management expertise, among other factors. The sub-adviser seeks equity securities that are trading at a discount to what the sub-adviser believes are their estimated intrinsic values.

Fundamental research is performed to identify securities for the fund with one or more catalysts present that the sub-adviser believes will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products increasing shareholder focus, or resolution of ancillary problems or misperceptions. The sub-adviser may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. The fund may invest in any sector, and at times the sub-adviser may emphasize one or more particular sectors.

The fund may invest in many different types of debt obligations, including corporate bonds, government securities, and asset-backed securities, including mortgage-backed securities. The fund may invest in debt obligations of any quality, including junk bonds. Junk bonds are debt obligations rated below investment-grade. Investment-grade debt obligations are those rated at the time of purchase in the top four credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the fund to be of comparable quality. See the Statement of Additional Information (SAI) for a description of the credit rating categories of two of these entities, Moody's Investor Service, Inc. and Standard & Poor's Corp., and a description of U.S. government securities.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal National Mortgage Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Investment Risks

Investing in equity securities involves the risk that the value of the equity securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's equity investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund invests in income-producing value stocks. Companies that have had a record of paying dividends could reduce or eliminate their payment of dividends at any time for many reasons, including poor business prospects or a downward turn in the economy in general. Additionally, value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Foreign currency fluctuations or economic or financial instability in a foreign country could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities also involves the risk of loss from foreign government or political actions.

                                                                               5

These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring the fund's withdrawal of assets from the country.

Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Investing in debt obligations primarily involves interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause the value of that issuer's outstanding debt obligations to fall. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the fund's shares could fall, and you could lose money. Because the fund may also invest in debt obligations of any quality, including junk bonds, the fund involves more risk of loss than that normally associated with a fund that only invests in high-quality corporate bonds. Junk bonds are often considered speculative and involve significantly higher credit risk. Junk bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of junk bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

6

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.70% of the fund's average net assets).
Sub-Adviser            Metropolitan West Capital Management, LLC (MetWest Capital), 610 Newport Center Drive, Suite 1000,
                       Newport Beach, California 92260. MetWest Capital is an affiliate of Evergreen Investments, whose parent company is Wells Fargo & Company. As of June 30, 2009, MetWest Capital had $9.1 billion in assets.
Portfolio Manager(s)   Howard Gleicher, CFA, is the Lead Portfolio Manager on the investment team for the fund. He co-founded
                       MetWest Capital in 1997 and is its Chief Executive Officer and Chief Investment Officer. Previously, Mr.
                       Gleicher served as Principal, Portfolio Manager and Investment Policy Committee member of Palley-
                       Needelman Asset Management, Inc. and as a Vice President and Equity Portfolio Manager with Pacific
                       Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment manage-
                       ment field since 1985. He earned a Master of Science and Bachelor of Science from Stanford University and an MBA from Harvard Business School.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               7

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

8

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               9

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                         LVIP Wells Fargo Intrinsic Value Fund Service Class1,5,8,11
                                                                                 Year Ended
                                                      12/31/2009    12/31/2008    12/31/2007   12/31/2006    12/31/2005
                                                     ------------ -------------- ------------ ------------ -------------
Net asset value, beginning of period................                $ 16.948       $18.214      $17.980      $18.013
Income (loss) from investment operations:
Net investment income (loss)........................                   0.214         0.195        0.177        0.172
Net realized and unrealized gain (loss) on investment                 (6.409)        0.496        1.717        0.539
                                                     ------------   --------       -------      -------      -------
Total from investment operations....................                  (6.195)        0.691        1.894        0.711
                                                     ------------   --------       -------      -------      -------
Less dividends and distributions from:
Net investment income...............................                  (0.168)       (0.170)      (0.161)      (0.165)
Net realized gain on investments....................                  (1.213)       (1.787)      (1.499)      (0.579)
                                                     ------------   --------       -------      -------      -------
Total dividends and distributions...................                  (1.381)       (1.957)      (1.660)      (0.744)
                                                     ------------   --------       -------      -------      -------
Net asset value, end of period......................                $  9.372       $16.948      $18.214      $17.980
                                                     ############   ########       #######      #######      #######
Total return........................................                  (38.48%)        4.10%       11.00%        4.23%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 26,528       $29,583      $19,980      $ 6,590
Ratio of expenses to average net assets.............                    1.02%20       0.99%20      0.94%20      1.03%20
Ratio of net investment income (loss) to average net
 assets.............................................                    1.58%         1.06%        0.99%        0.98%
Portfolio turnover..................................                     191%          141%         199%         151%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

8 Operations related to the Service Class of the fund commenced on May 19, 2004. 2004 ratios have been annualized and total return has not been annualized.

11 Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of
   Fidelity Management and Research Company (FMR), replaced FMR as the fund's sub-adviser.

20 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP FI Equity-Income Fund would have been 1.07% for 2008, 1.06% for 2007, 1.05% for 2006, and 1.05% for 2005.

10

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Conservative Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire Conservative Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire Conservative Profile Fund is to seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                     None
 Other Expenses                                                                                 0.05%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.72%
 Total Annual Fund Operating Expenses                                                           1.02%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.10%)
 Net Expenses (including AFFE)                                                                  0.92%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Conservative Profile Fund                                      1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $77      $266      $470    $1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 60% of its assets are in underlying funds which invest primarily in fixed income securities (bonds) and approximately 40% of its assets are in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Conservative Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

LVIP Wilshire Conservative Profile Fund                                      3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2006    2007     2008
9.34%   7.77%     (18.44%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 4.21%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (8.03%)

                                                      Average Annual Total Return
                                                       For periods ended 12/31/08
                                                  ------------------------------------
                                                      1 year     5 years    Lifetime*
                                                  ------------- --------- ------------
        LVIP Wilshire Conservative Profile Fund       (18.44%)  N/A            0.49%
              Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
  Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                            MSCI EAFE Index****       (43.38%)  N/A           (1.64%)

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Conservative Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Conservative Profile Fund (Profile Fund) is to seek a high level of current income with some consideration given to growth of capital.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

As a matter of investment policy, under normal circumstances the Profile Fund invests approximately 60% of its assets in underlying funds which invest primarily in fixed income securities (bonds) and approximately 40% in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 30% Dow Jones Wilshire 5000SM Index, 60% Barclays Capital U.S. Aggregate Bond Index and 10% MSCI EAFE Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of

                                                                               5

foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of

                                                                               7

the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter

8

into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               9

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

10

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                       LVIP Wilshire Conservative Profile Fund Standard Class1,4,16,44
                                                                                  Year Ended
                                                      12/31/2009    12/31/2008    12/31/2007   12/31/2006    12/31/2005
                                                     ------------ -------------- ------------ ------------ --------------
Net asset value, beginning of period................                $ 12.006       $11.392      $10.591      $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.379         0.276        0.187         0.131
Net realized and unrealized gain (loss) on investment                 (2.581)        0.605        0.797         0.460
                                                     ------------   --------       -------      -------      --------
Total from investment operations....................                  (2.202)        0.881        0.984         0.591
                                                     ------------   --------       -------      -------      --------
Less dividends and distributions from:
Net investment income...............................                  (0.224)       (0.219)      (0.178)
Net realized gain on investments....................                  (0.108)       (0.048)      (0.005)            -
                                                     ------------   --------       -------      -------      --------
Total dividends and distributions...................                  (0.332)       (0.267)      (0.183)            -
                                                     ------------   --------       -------      -------      --------
Net asset value, end of period......................                $  9.472       $12.006      $11.392      $ 10.591
                                                     ############   ########       #######      #######      ########
Total return........................................                  (18.44%)        7.77%        9.34%         5.91%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 49,661       $36,768      $10,474      $  2,440
Ratio of expenses to average net assets.............                    0.25%55       0.25%55      0.30%55       0.30%55
Ratio of net investment income (loss) to average net
 assets.............................................                    3.47%         2.32%        1.72%         1.87%
Portfolio turnover..................................                      27%           44%          28%           20%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Operations related to the Standard Class of the fund commenced May 3, 2005.
   2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

55 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Conservative Profile Fund would have been 0.30% for 2008, 0.33% for 2007, 0.54% for 2006 and 1.53% for 2005.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Conservative Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   9
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire Conservative Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire Conservative Profile Fund is to seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                       0.25%
 Other Expenses                                                                                 0.05%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.72%
 Total Annual Fund Operating Expenses                                                           1.27%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.10%)
 Net Expenses (including AFFE)                                                                  1.17%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each funds' expense ratio will vary depending on actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the fund's: 0.05% of average daily net assets of each fund. The agreement will continue through at least through April 30, 2011, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA has contractually agreed to reimburse each fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Conservative Profile Fund                                      1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $102     $344      $605    $1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 60% of its assets are in underlying funds which invest primarily in fixed income securities (bonds) and approximately 40% of its assets are in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Conservative Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

LVIP Wilshire Conservative Profile Fund                                      3


[CHART]
Annual Total Return
2006                2007    2008
9.07%               7.51%    (18.65%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 4.15%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (8.09%).

                                                      Average Annual Total Return
                                                       For periods ended 12/31/08
                                                  ------------------------------------
                                                      1 year     5 years    Lifetime*
                                                  ------------- --------- ------------
        LVIP Wilshire Conservative Profile Fund       (18.65%)  N/A            0.23%
              Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
  Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                            MSCI EAFE Index****       (43.38%)  N/A           (1.64%)

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Conservative Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Conservative Profile Fund (Profile Fund) is to seek a high level of current income with some consideration given to growth of capital.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

As a matter of investment policy, under normal circumstances the Profile Fund invests approximately 60% of its assets in underlying funds which invest primarily in fixed income securities (bonds) and approximately 40% in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 30% Dow Jones Wilshire 5000SM Index, 60% Barclays Capital U.S. Aggregate Bond Index and 10% MSCI EAFE Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of

                                                                               5

foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of

                                                                               7

the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

8

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

                                                                               9

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas

10

markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                         LVIP Wilshire Conservative Profile Fund Service Class1,5,7,16
                                                                                   Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006    12/31/2005
                                                     ------------ -------------- -------------- ------------ --------------
Net asset value, beginning of period................                $ 12.000        $11.387       $10.574      $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.352          0.246         0.160         0.113
Net realized and unrealized gain (loss) on investment                 (2.578)         0.604         0.795         0.461
                                                     ------------   ---------       -------       -------      --------
Total from investment operations....................                  (2.226)         0.850         0.955         0.574
                                                     ------------   ---------       -------       -------      --------
Less dividends and distributions from:
Net investment income...............................                  (0.192)        (0.189)       (0.137)            -
Net realized gain on investments....................                  (0.108)        (0.048)       (0.005)            -
                                                     ------------   ---------       -------       -------      --------
Total dividends and distributions...................                  (0.300)        (0.237)       (0.142)            -
                                                     ------------   ---------       -------       -------      --------
Net asset value, end of period......................                $  9.474         12.000       $11.387      $ 10.574
                                                     ############   #########       #######       #######      ########
Total return........................................                  (18.65%)         7.51%         9.07%         5.74%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $210,871        $161,511      $81,928      $ 31,646
Ratio of expenses to average net assets.............                    0.50%27        0.50%27       0.55%27       0.55%27
Ratio of net investment income (loss) to average net
 assets.............................................                    3.22%          2.07%         1.47%         1.62%
Portfolio turnover..................................                      27%            44%           28%           20%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

7 Operations related to the Service Class of the fund commenced May 3, 2005.
  2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

16 Does not include expenses of the investment companies in which the fund invests.

27 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Conservative Profile Fund would have been 0.55% for 2008, 0.58% for 2007, 0.79% for 2006, and 1.78% for 2005.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Moderate Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire Moderate Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire Moderate Profile Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                     None
 Other Expenses                                                                                 0.03%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.78%
 Total Annual Fund Operating Expenses                                                           1.06%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.08%)
 Net Expenses (including AFFE)                                                                  0.98%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors (LIA) contractually agreed to waive the following portion of its advisory fee for the funds:
  0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Moderate Profile Fund                                          1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $100     $329      $577    $1,287

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 60% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Moderate Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

LVIP Wilshire Moderate Profile Fund                                          3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
                       2006     2007    2008
                       12.04%   9.27%    (26.62%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 5.92%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (12.57%).

                                                      Average Annual Total Return
                                                       For periods ended 12/31/08
                                                  ------------------------------------
                                                      1 year     5 years    Lifetime*
                                                  ------------- --------- ------------
            LVIP Wilshire Moderate Profile Fund       (26.62%)  N/A           (0.66%)
              Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
  Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                            MSCI EAFE Index****       (43.38%)  N/A           (1.64%)
          MSCI Emerging Markets Free Index*****       (53.18%)  N/A            4.54%

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

***** The MSCI Emerging Markets Free Index is a market capitalization weighted equities index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Moderate Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Moderate Profile Fund (Profile
Fund) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

As a matter of investment policy, under normal circumstances the Profile Fund invests approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds) and approximately 60% in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 41% Dow Jones Wilshire 5000SM Index, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index and 4% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

                                                                               5

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid

                                                                               7

early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

8

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               9

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

10

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                          LVIP Wilshire Moderate Profile Fund Standard Class1,4,16,44
                                                                                   Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006    12/31/2005
                                                     ------------ -------------- -------------- ------------ --------------
Net asset value, beginning of period................                $ 12.926        $12.047       $10.866      $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.320          0.226         0.132         0.082
Net realized and unrealized gain (loss) on investment                 (3.708)         0.885         1.171         0.784
                                                     ------------   ---------       -------       -------      --------
Total from investment operations....................                  (3.388)         1.111         1.303         0.866
                                                     ------------   ---------       -------       -------      --------
Less dividends and distributions from:
Net investment income...............................                  (0.222)        (0.173)       (0.121)            -
Net realized gain on investments....................                  (0.245)        (0.059)       (0.001)            -
                                                     ------------   ---------       -------       -------      --------
Total dividends and distributions...................                  (0.467)        (0.232)       (0.122)            -
                                                     ------------   ---------       -------       -------      --------
Net asset value, end of period......................                $  9.071        $12.926       $12.047      $ 10.866
                                                     ############   #########       #######       #######      ########
Total return........................................                  (26.62%)         9.27%        12.04%         8.66%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $118,274        $106,381      $39,500      $ 12,391
Ratio of expenses to average net assets.............                    0.25%56        0.25%56       0.30%56       0.30%56
Ratio of net investment income (loss) to average net
 assets.............................................                    2.86%          1.78%         1.16%         1.16%
Portfolio turnover..................................                      21%            48%           19%           10%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Operations related to the Standard Class of the fund commenced May 3, 2005.
   2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

56 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Moderate Profile Fund would have been 0.28% for 2008, 0.29% for 2007, 0.32% for 2006, and 0.60% for 2005.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Moderate Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   9
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                11
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         13


LVIP Wilshire Moderate Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire Moderate Profile Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                       0.25%
 Other Expenses                                                                                 0.03%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.78%
 Total Annual Fund Operating Expenses                                                           1.31%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.08%)
 Net Expenses (including AFFE)                                                                  1.23%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each funds' expense ratio will vary depending on actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors (LIA) contractually agreed to waive the following portion of its advisory fee for the fund's:
  0.05% of average daily net assets of each fund. The agreement will continue through at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA has contractually agreed to reimburse each fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Moderate Profile Fund                                          1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $125     $407      $711    $1,572

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 60% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Moderate Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

LVIP Wilshire Moderate Profile Fund                                          3


[CHART]
Annual Total Return
2006                2007    2008
11.77%              9.00%    (26.81%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 5.86%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (12.63%).

                                                      Average Annual Total Return
                                                       For periods ended 12/31/08
                                                  ------------------------------------
                                                      1 year     5 years    Lifetime*
                                                  ------------- --------- ------------
            LVIP Wilshire Moderate Profile Fund       (26.81%)  N/A           (0.91%)
              Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
  Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                            MSCI EAFE Index****       (43.38%)  N/A           (1.64%)
          MSCI Emerging Markets Free Index*****       (53.18%   N/A            4.54%

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

*****The MSCI Emerging Markets Free Index is a market capitalization weighted equities index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Moderate Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Moderate Profile Fund (Profile
Fund) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

As a matter of investment policy, under normal circumstances the Profile Fund invests approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds) and approximately 60% in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 41% Dow Jones Wilshire 5000SM Index, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index and 4% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

                                                                               5

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid

                                                                               7

early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

8

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               9

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

10

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                              11

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

12

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                            LVIP Wilshire Moderate Profile Fund Service Class1,5,7,16
                                                                                    Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007     12/31/2006     12/31/2005
                                                     ------------ -------------- -------------- -------------- --------------
Net asset value, beginning of period................                $ 12.919        $12.041        $10.847        $10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.292          0.194          0.103          0.064
Net realized and unrealized gain (loss) on investment                 (3.702)         0.884          1.171          0.783
                                                     ------------   ---------       -------        -------        -------
Total from investment operations....................                  (3.410)         1.078          1.274          0.847
                                                     ------------   ---------       -------        -------        -------
Less dividends and distributions from:
Net investment income...............................                  (0.190)        (0.141)        (0.079)             -
Net realized gain on investments....................                  (0.245)        (0.059)        (0.001)             -
                                                     ------------   ---------       -------        -------        -------
Total dividends and distributions...................                  (0.435)        (0.200)        (0.080)             -
                                                     ------------   ---------       -------        -------        -------
Net asset value, end of period......................                $  9.074        $12.919        $12.041        $10.847
                                                     ############   #########       #######        #######        #######
Total return........................................                  (26.81%)         9.00%         11.77%          8.47%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $699,793        $688,803       $394,418       $109,009
Ratio of expenses to average net assets.............                    0.50%28        0.50%28        0.55%28        0.55%28
Ratio of net investment income (loss) to average net
 assets.............................................                    2.61%          1.53%          0.91%          0.91%
Portfolio turnover..................................                      21%            48%            19%            10%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

7 Operations related to the Service Class of the fund commenced May 3, 2005.
  2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

16 Does not include expenses of the investment companies in which the fund invests.

28 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Moderate Profile Fund would have been 0.53% for 2008, 0.54% for 2007, 0.57% for 2006 and 0.85% for 2005.

                                                                              13

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Moderately Aggressive Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire Moderately Aggressive Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire Moderately Aggressive Profile Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                     None
 Other Expenses                                                                                 0.03%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.81%
 Total Annual Fund Operating Expenses                                                           1.09%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.08%)
 Net Expenses (including AFFE)                                                                  1.01%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Moderately Aggressive Profile Fund                             1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $103     $339      $593    $1,322

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 70% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 30% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Moderately Aggressive Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

LVIP Wilshire Moderately Aggressive Profile Fund                             3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
                      2006     2007     2008
                      14.14%   9.81%    (33.42%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 7.22%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (16.85%).

                                                         Average Annual Total Return
                                                          For periods ended 12/31/08
                                                     ------------------------------------
                                                         1 year     5 years    Lifetime*
                                                     ------------- --------- ------------
  LVIP Wilshire Moderately Aggressive Profile Fund       (33.42%)  N/A           (2.07%)
                 Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
     Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                               MSCI EAFE Index****       (43.38%)  N/A           (1.64%)
             MSCI Emerging Markets Free Index*****       (53.18%)  N/A            4.54%

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

***** The MSCI Emerging Markets Free Index is a market capitalization weighted equities index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Moderately Aggressive Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Moderately Aggressive Profile Fund (Profile Fund) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

As a matter of investment policy, under normal circumstances the Profile Fund invests approximately 30% of its assets in underlying funds which invest primarily in fixed income securities (bonds) and approximately 70% in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 46% Dow Jones Wilshire 5000SM Index, 30% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI EAFE Index and 4% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

                                                                               5

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid

                                                                               7

early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

8

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               9

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

10

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                             LVIP Wilshire Moderately Aggressive Profile Fund Standard
                                                                                   Class1,4,16,44
                                                                                     Year Ended
                                                         12/31/2009    12/31/2008    12/31/2007   12/31/2006    12/31/2005
                                                        ------------ -------------- ------------ ------------ --------------
Net asset value, beginning of period...................                $ 13,386       $12.528      $11.100      $ 10.000
Income (loss) from investment operations:
Net investment income (loss)...........................                   0.229         0.190        0.137         0.136
Net realized and unrealized gain (loss) on investments                   (4.644)        1.026        1.427         0.964
                                                        ------------   ---------      -------      -------      --------
Total from investment operations.......................                  (4.415)        1.216        1.564         1.100
                                                        ------------   ---------      -------      -------      --------
Less dividends and distributions from:
Net investment income..................................                  (0.117)       (0.212)      (0.135)            -
Net realized gain on investments.......................                  (0.220)       (0.146)      (0.001)            -
                                                        ------------   ---------      -------      -------      --------
Total dividends and distributions......................                  (0.337)       (0.358)      (0.136)            -
                                                        ------------   ---------      -------      -------      --------
Net asset value, end of period.........................                $  8.634       $13.386      $12.528      $ 11.100
                                                        ############   #########      #######      #######      ########
Total return...........................................                  (33.42%)        9.81%       14.14%        11.00%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..............                $107,072       $97,486      $36,657      $ 11,426
Ratio of expenses to average net assets................                    0.25%57       0.25%57      0.30%57       0.30%57
Ratio of net investment income (loss) to average net
 assets................................................                    2.05%         1.44%        1.16%         1.88%
Portfolio turnover.....................................                      21%           48%          27%           10%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Operations related to the Standard Class of the fund commenced May 3, 2005.
   2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

57 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Moderately Aggressive Profile Fund would have been 0.28% for 2008, 0.29% for 2007, 0.36% for 2006 and 0.79% for 2005.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Moderately Aggressive Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   9
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                11
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         13


LVIP Wilshire Moderately Aggressive Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire Moderately Aggressive Profile Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                       0.25%
 Other Expenses                                                                                 0.03%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.81%
 Total Annual Fund Operating Expenses                                                           1.34%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.08%)
 Net Expenses (including AFFE)                                                                  1.26%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each funds' expense ratio will vary depending on actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the fund's: 0.05% of average daily net assets of each fund. The agreement will continue through at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA has contractually agreed to reimburse each fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Moderately Aggressive Profile Fund                             1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $128     $417      $726    $1,606

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 70% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 30% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Moderately Aggressive Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

LVIP Wilshire Moderately Aggressive Profile Fund                             3


[CHART]
Annual Total Return
2006                2007    2008
13.85%              9.54%    (33.58%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 7.15%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (16.90%).

                                                         Average Annual Total Return
                                                          For periods ended 12/31/08
                                                     ------------------------------------
                                                         1 year     5 years    Lifetime*
                                                     ------------- --------- ------------
  LVIP Wilshire Moderately Aggressive Profile Fund       (33.58%)  N/A           (2.31%)
                 Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
     Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                               MSCI EAFE Index****       (43.48%)  N/A           (1.64%)
             MSCI Emerging Markets Free Index*****       (53.18%)  N/A            4.54%

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

*****The MSCI Emerging Markets Free Index is a market capitalization weighted equities index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Moderately Aggressive Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Moderately Aggressive Profile Fund (Profile Fund) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

As a matter of investment policy, under normal circumstances the Profile Fund invests approximately 30% of its assets in underlying funds which invest primarily in fixed income securities (bonds) and approximately 70% in underlying funds which invest primarily in equity securities (stocks).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 46% Dow Jones Wilshire 5000SM Index, 30% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI EAFE Index and 4% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

                                                                               5

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid

                                                                               7

early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

8

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               9

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

10

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                              11

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

12

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                      LVIP Wilshire Moderately Aggressive Profile Fund Service Class1,5,7,16
                                                                                    Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007     12/31/2006     12/31/2005
                                                     ------------ -------------- -------------- -------------- --------------
Net asset value, beginning of period................                $ 13.377        $12.520        $11.081       $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.201          0.157          0.107          0.118
Net realized and unrealized gain (loss) on investment                 (4.635)         1.026          1.424          0.963
                                                     ------------   ---------       -------        -------       --------
Total from investment operations....................                  (4.434)         1.183          1.531          1.081
                                                     ------------   ---------       -------        -------       --------
Less dividends and distributions from:
Net investment income...............................                  (0.084)        (0.180)        (0.091)             -
Net realized gain on investments....................                  (0.220)        (0.146)        (0.001)             -
                                                     ------------   ---------       -------        -------       --------
Total dividends and distributions...................                  (0.304)        (0.326)        (0.092)             -
                                                     ------------   ---------       -------        -------       --------
Net asset value, end of period......................                $  8.639        $13.377        $12.520       $ 11.081
                                                     ############   #########       #######        #######       ########
Total return........................................                  (33.58%)         9.54%         13.85%         10.81%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $436,286        $500,805       $262,977      $ 65,456
Ratio of expenses to average net assets.............                    0.50%29        0.50%29        0.55%29        0.55%29
Ratio of net investment income (loss) to average net
 assets.............................................                    1.80%          1.19%          0.91%          1.63%
Portfolio turnover..................................                      21%            48%            27%            10%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

7 Operations related to the Service Class of the fund commenced May 3, 2005.
  2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

16 Does not include expenses of the investment companies in which the fund invests.

29 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Moderately Aggressive Profile Fund would have been 0.53% for 2008, 0.54% for 2007, 0.61% for 2006 and 1.04% for 2005.

                                                                              13

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Aggressive Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire Aggressive Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire Aggressive Profile Fund is to seek long-term growth of capital. Current income is not a consideration.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                     None
 Other Expenses                                                                                 0.08%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.87%
 Total Annual Fund Operating Expenses                                                           1.20%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.13%)
 Net Expenses (including AFFE)                                                                  1.07%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Aggressive Profile Fund                                        1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenese were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $109     $368      $647    $1,443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities.

Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Aggressive Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

LVIP Wilshire Aggressive Profile Fund                                        3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
                     2006     2007     2008
                     16.54%   11.02%   (40.46%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 8.62%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).

                                                      Average Annual Total Return
                                                       For periods ended 12/31/08
                                                  ------------------------------------
                                                      1 year     5 years    Lifetime*
                                                  ------------- --------- ------------
          LVIP Wilshire Aggressive Profile Fund       (40.46%)  N/A           (3.50%)
              Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
  Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                            MSCI EAFE Index****       (43.38%)  N/A           (1.64%)
          MSCI Emerging Markets Free Index*****       (53.18%)  N/A            4.54%

* The fund's lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

***** The MSCI Emerging Markets Free Index is a market capitalization weighted equities index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Aggressive Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Aggressive Profile Fund (Profile
Fund) is to seek long-term growth of capital. Current income is not a consideration.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

Under normal circumstances, the Profile Fund's investment strategy wll be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 57% Dow Jones Wilshire 5000SM Index, 10% Barclays Capital U.S. Aggregate Bond Index, 28% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, the Profile Fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

                                                                               5

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid

                                                                               7

early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

8

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

                                                                               9

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

10

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                       LVIP Wilshire Aggressive Profile Fund Standard Service1,4,16,44
                                                                                  Year Ended
                                                      12/31/2009    12/31/2008    12/31/2007   12/31/2006    12/31/2005
                                                     ------------ -------------- ------------ ------------ --------------
Net asset value, beginning of period................                $ 14.281       $13.153      $11.392      $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.158         0.106        0.069         0.055
Net realized and unrealized gain (loss) on investment                 (5.831)        1.329        1.809         1.337
                                                     ------------   --------       -------      -------      --------
Total from investment operations....................                  (5.673)        1.435        1.878         1.392
                                                     ------------   --------       -------      -------      --------
Less dividends and distributions from:
Net investment income...............................                  (0.068)       (0.124)      (0.116)            -
Net realized gain on investments....................                  (0.312)       (0.183)      (0.001)            -
                                                     ------------   --------       -------      -------      --------
Total dividends and distributions...................                  (0.380)       (0.307)      (0.117)            -
                                                     ------------   --------       -------      -------      --------
Net asset value, end of period......................                $  8.228       $14.281      $13.153      $ 11.392
                                                     ############   ########       #######      #######      ########
Total return........................................                  (40.46%)       11.02%       16.54%        13.92%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 41,070       $41,110      $15,102      $  4,280
Ratio of expenses to average net assets.............                    0.25%15       0.25%15      0.30%15       0.30%15
Ratio of net investment income (loss) to average net
 assets.............................................                    1.38%         0.75%        0.57%         0.75%
Portfolio turnover..................................                      25%           56%          40%           15%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

15 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net asssets for the LVIP Wilshire Aggressive Profile Fund would have been 0.33% for 2008, 0.34% for 2007, 0.61% for 2006 and 1.91% for 2005.

16 Operations related to the Standard Class of the fund commenced May 3, 2005.
   2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire Aggressive Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   9
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                11
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         13


LVIP Wilshire Aggressive Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire Aggressive Profile Fund is to seek long-term growth of capital. Current income is not a consideration.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                       0.25%
 Other Expenses                                                                                 0.08%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.87%
 Total Annual Fund Operating Expenses                                                           1.45%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.13%)
 Net Expenses (including AFFE)                                                                  1.32%

1 The "Acquired Fund Fees and Expenses (AFFE)" in the chart are based on the 2008 fees and expenses of the underlying funds that were owned by each fund during 2008 and are provided to show you an estimate of the underlying fees and expenses attributable to each fund. Each funds' expense ratio will vary depending on actual allocations to the underlying funds and the actual expenses of the underlying funds.

2 Effective January 1, 2009, Lincoln Investment Advisors (LIA) contractually agreed to waive the following portion of its advisory fee for the fund's:
  0.05% of average daily net assets of each fund. The agreement will continue through at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA has contractually agreed to reimburse each fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire Aggressive Profile Fund                                        1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Fund for the one-year contractual period and the total operating expenses without expense waivers for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $134     $446      $780    $1,724

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities.

Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire Aggressive Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Leveraged derivative transactions may increase investment losses. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Foreign Forward Currency Exchange Contracts Risk: These contracts involve additional transaction costs and risks and may result in losses. The fund's successful use of the contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. The value of the contracts is subject to risk of loss from foreign government or political actions.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

LVIP Wilshire Aggressive Profile Fund                                        3


[CHART]
Annual Total Return
2006                2007     2008
16.25%              10.74%    (40.62%)

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the fourth quarter of 2006 at: 8.55%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.74%).

                                                      Average Annual Total Return
                                                       For periods ended 12/31/08
                                                  ------------------------------------
                                                      1 year     5 years    Lifetime*
                                                  ------------- --------- ------------
          LVIP Wilshire Aggressive Profile Fund       (40.62%)  N/A           (3.74%)
              Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (4.22%)
  Barclays Capital U.S. Aggregate Bond Index***         5.24%   N/A            4.92%
                            MSCI EAFE Index****       (43.38%)  N/A           (1.64%)
          MSCI Emerging Markets Free Index*****       (53.18%)  N/A            4.54%

* The funds lifetime began on May 3, 2005. Lifetime index performance, however, began on May 1, 2005.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset Backed Securities Index.

**** The MSCI EAFE Index consists of more than 900 equity securities from selected countries in Europe, Australasia and the Far East.

*****The MSCI Emerging Markets Free Index is a market capitalization weighted equities index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire Aggressive Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire Aggressive Profile Fund (Profile
Fund) is to seek long-term growth of capital. Current income is not a consideration.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The target percentage allocation between equity (stocks) and fixed income (bonds) securities for the Profile Fund is based on its investment objective. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities.

Under normal circumstances, the Profile Fund's investment strategy wll be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 57% Dow Jones Wilshire 5000SM Index, 10% Barclays Capital U.S. Aggregate Bond Index, 28% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, the Profile Fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Profile Fund is not required to invest in any particular underlying fund or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

                                                                               5

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Growth             Long-term growth
Opportunities Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  ------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Diversified Income
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware VIP            Total return
Limited-Term
Diversified Income Fund
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Bond Fund   Current income consistent with preservation
                        of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in mortgage-backed securities may cause the value of the fund's shares to react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid

                                                                               7

early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. Derivatives transactions involve special risks and may result in losses. Derivative investments (including a strategy involving futures and swaps) present the possibility that the fund may experience a loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Some derivative transactions are "leveraged" and therefore may magnify or otherwise increase investment losses. In addition, derivative investments may involve liquidity risk and the risk that transactions are not settled at the prescribed time or in the full amount due to the failure of a counterparty to fulfill its obligations.

The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.Use of forward contracts involves additional transaction costs and risks, and may result in losses. A fund's successful use of forward contracts is dependent on the fund's ability to correctly predict future movements in interest rates and in the foreign currency markets. Correctly predicting such movements is a difficult task. Further, the value of forward contracts are subject to many of the same risks described above in connection with an investment in foreign securities, including risk of loss from foreign government or political actions.

A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

High Portfolio Turnover. High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over

8

time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

                                                                               9

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

10

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

                                                                              11

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

12

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                          LVIP Wilshire Aggressive Profile Fund Service Class1,5,7,16
                                                                                   Year Ended
                                                      12/31/2009    12/31/2008     12/31/2007    12/31/2006    12/31/2005
                                                     ------------ -------------- -------------- ------------ --------------
Net asset value, beginning of period................                $ 14.271        $13.144       $11.372      $ 10.000
Income (loss) from investment operations:
Net investment income (loss)........................                   0.129          0.071         0.039         0.036
Net realized and unrealized gain (loss) on investment                 (5.821)         1.329         1.805         1.336
                                                     ------------   --------        -------       -------      --------
Total from investment operations....................                  (5.692)         1.400         1.844         1.372
                                                     ------------   --------        -------       -------      --------
Less dividends and distributions from:
Net investment income...............................                  (0.034)        (0.090)       (0.071)            -
Net realized gain on investments....................                  (0.312)        (0.183)       (0.001)            -
                                                     ------------   --------        -------       -------      --------
Total dividends and distributions...................                  (0.346)        (0.273)       (0.072)            -
                                                     ------------   --------        -------       -------      --------
Net asset value, end of period......................                $  8.233        $14.271       $13.144      $ 11.372
                                                     ############   ########        #######       #######      ########
Total return........................................                  (40.62%)        10.74%        16.25%        13.72%
Ratios and supplemental data:
Net assets, end of period (000's omitted)...........                $ 79,077        $120,941      $62,325      $ 18,782
Ratio of expenses to average net assets.............                    0.50%30        0.50%30       0.55%30       0.55%30
Ratio of net investment income (loss) to average net
 assets.............................................                    1.13%          0.50%         0.32%         0.50%
Portfolio turnover..................................                      25%            56%           40%           15%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

7 Operations related to the Service Class of the fund commenced May 3, 2005.
  2005 ratios and portfolio turnover have been annualized and total return has not been annualized.

16 Does not include expenses of the investment companies in which the fund invests.

30 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire Aggressive Profile Fund would have been 0.58% for 2008, 0.59% for 2007, 0.86% for 2006 and 2.16% for 2005.

                                                                              13

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2010 Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           6
Investment Risks                                              8
Management and Organization                                   9
Pricing of Fund Shares                                       10
Purchase and Sale of Fund Shares                             11
Market Timing                                                11
Portfolio Holdings Disclosure                                12
Share Classes and Distribution Arrangements                  12
Distribution Policy and Federal Income Tax Considerations    12
Financial Highlights                                         13


LVIP Wilshire 2010 Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire 2010 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                     None
 Other Expenses                                                                                 0.60%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.51%
 Total Annual Fund Operating Expenses                                                           1.36%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.65%)
 Net Expenses (including AFFE)                                                                  0.71%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds':0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

LVIP Wilshire 2010 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $73      $367      $682    $1,578

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2010. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 57% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 43% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2010 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

LVIP Wilshire 2010 Profile Fund                                              3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.46%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (12.77%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2010 Profile Fund       (23.91%)  N/A           (11.75%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance, however, began on May 1, 2007.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

**** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

***** The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in

4  LVIP Wilshire 2010 Profile Fund

including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Wilshire 2010 Profile Fund                                              5

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2010 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 57% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 43% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 33% Barclays Capital U.S. TIPS Index, 11% Barclays Capital U.S. Aggregate Bond Index, 41% Dow Jones Wilshire 5000SM Index, 12% MSCI EAFE Index and 3% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, the Profile Fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

6

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The sub-adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

                                                                               7

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

8

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

                                                                               9

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

10

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                              11

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

12

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                          LVIP Wilshire 2010 Profile Fund Standard
                                                                                       Class1,4,17,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.613          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.274            0.150
Net realized and unrealized gain (loss) on investments.............                        (2.813)           0.511
                                                                       ------------      --------          -------
Total from investment operations...................................                        (2.539)           0.661
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.166)          (0.048)
Net realized gain on investments...................................                        (0.009)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.175)          (0.048)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  7.899          $10.613
                                                                       ############      ########          #######
Total return.......................................................                        (23.91%)           6.62%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $  9,428          $ 4,395
Ratio of expenses to average net assets............................                          0.25%19          0.25%19
Ratio of net investment income (loss) to average net assets........                          2.93%            2.12%
Portfolio turnover.................................................                            75%              72%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

17 Operations related to the Standard Class of the fund commenced April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

19 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2010 Profile Fund would have been 0.85% for 2008 and 3.43% for 2007.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

                                                                              13

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2010 Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire 2010 Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire 2010 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                         N/A
 Deferred Sales Charge (Load)                                                     N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                      N/A
 Redemption Fee                                                                   N/A
 Exchange Fee                                                                     N/A
 Account Maintenance Fee                                                          N/A
Annual Fund Operating Expenses (fees that are deducted from fund assets)
 Management Fee                                                                    0.25%
 Distribution and/or Service (12b-1 fees)                                          0.25%
 Other Expenses                                                                    0.60%
 Acquired Fund Fees and Expenses (AFFE)1                                           0.51%
 Total Annual Fund Operating Expenses                                              1.61%
 Less Fee Waiver and Expense Reimbursement2,3                                     (0.65%)
 Net Expenses (including AFFE)                                                     0.96%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, LIA contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire 2010 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $98      $444      $815    $1,856

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2010. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 57% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 43% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

2  LVIP Wilshire 2010 Profile Fund

 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHAR
Annua
Total
Retur
2008
(24.10%)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.52%).

LVIP Wilshire 2010 Profile Fund                                              3

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (12.82%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2010 Profile Fund       (24.10%)  N/A           (11.97%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance however, began on May 1, 2007.

**The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

***The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

**** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

*****The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire 2010 Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2010 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 57% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 43% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmark. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 33% Barclays Capital U.S. TIPS Index, 11% Barclays Capital U.S. Aggregate Bond Index, 41% Dow Jones Wilshire 5000SM Index, 12% MSCI EAFE Index and 3% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, the Profile Fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

                                                                               5

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The sub-adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

                                                                               7

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

8

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               9

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

10

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                           LVIP Wilshire 2010 Profile Fund Service
                                                                                       Class1,5,16,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.608          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.251            0.133
Net realized and unrealized gain (loss) on investments.............                        (2.808)           0.509
                                                                       ------------      --------          -------
Total from investment operations...................................                        (2.557)           0.642
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.139)          (0.034)
Net realized gain on investments...................................                        (0.009)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.148)          (0.034)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  7.903          $10.608
                                                                       ############      ########          #######
Total return.......................................................                        (24.10%)           6.42%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $  6,729          $ 1,588
Ratio of expenses to average net assets............................                          0.50%31          0.50%31
Ratio of net investment income (loss) to average net assets........                          2.68%            1.87%
Portfolio turnover.................................................                            75%              72%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Does not include expenses of the investment companies in which the fund invests.

31 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2010 Profile Fund would have been 1.10% for 2008 and 3.68% for 2007.

44 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2020 Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           6
Investment Risks                                              8
Management and Organization                                   9
Pricing of Fund Shares                                       10
Purchase and Sale of Fund Shares                             11
Market Timing                                                11
Portfolio Holdings Disclosure                                12
Share Classes and Distribution Arrangements                  12
Distribution Policy and Federal Income Tax Considerations    12
Financial Highlights                                         13


LVIP Wilshire 2020 Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire 2020 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                        N/A
 Deferred Sales Charge (Load)                                                                    N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
 Account Maintenance Fee                                                                         N/A
Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your
investment)
 Management Fee                                                                                   0.25%
 Distribution and/or Service (12b-1 fees)                                                       None
 Other Expenses                                                                                   0.31%
 Acquired Fund Fees and Expenses (AFFE)1                                                          0.52%
 Total Annual Fund Operating Expenses                                                             1.08%
 Less Fee Waiver and Expense Reimbursement2,3                                                    (0.36%)
 Net Expenses (including AFFE)                                                                    0.72%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds':0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

LVIP Wilshire 2020 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $74      $308      $561    $1,285

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2020. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds ( fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 64% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 36% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2020 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

LVIP Wilshire 2020 Profile Fund                                              3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.52%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (14.15%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2020 Profile Fund       (26.89%)  N/A           (14.43%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance, however, began on May 1, 2007.

**The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

***The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

****The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

*****The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in

4  LVIP Wilshire 2020 Profile Fund

including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Wilshire 2020 Profile Fund                                              5

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2020 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

As a matter of investment policy, under normal circumstances, the Profile Fund invests approximately 64% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 36% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmarks. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 26% Barclays Capital U.S. TIPS Index, 11% Barclays Capital U.S. Aggregate Bond Index, 45% Dow Jones Wilshire 5000SM Index, 15% MSCI EAFE Index and 3% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

6

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

                                                                               7

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

8

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

                                                                               9

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

10

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                              11

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

12

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                          LVIP Wilshire 2020 Profile Fund Standard
                                                                                       Class1,4,17,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.494          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.239            0.130
Net realized and unrealized gain (loss) on investments.............                        (3.060)           0.407
                                                                       ------------      --------          -------
Total from investment operations...................................                        (2.821)           0.537
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.116)          (0.043)
Net realized gain on investments...................................                        (0.010)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.126)          (0.043)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  7.547          $10.494
                                                                       ############      ########          #######
Total return.......................................................                        (26.89%)           5.38%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 24,786          $ 9,355
Ratio of expenses to average net assets............................                          0.25%20          0.25%20
Ratio of net investment income (loss) to average net assets........                          2.66%            1.86%
Portfolio turnover.................................................                            55%              61%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

17 Operations related to the Standard Class of the fund commenced April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

20 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2020 Profile Fund would have been 0.56% for 2008 and 1.70% for 2007.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

                                                                              13

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2020 Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire 2020 Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire 2020 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                        N/A
 Deferred Sales Charge (Load)                                                                    N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
 Account Maintenance Fee                                                                         N/A
Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your
investment)
 Management Fee                                                                                   0.25%
 Distribution and/or Service (12b-1 fees)                                                         0.25%
 Other Expenses                                                                                   0.31%
 Acquired Fund Fees and Expenses (AFFE)1                                                          0.52%
 Total Annual Fund Operating Expenses                                                             1.33%
 Less Fee Waiver and Expense Reimbursement2,3                                                    (0.36%)
 Net Expenses (including AFFE)                                                                    0.97%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire 2020 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $99      $386      $694    $1,570

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2020. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds ( fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 64% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 36% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2020 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHAR
Annua
Total
Retur
2008
(27.07%)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.57%).

LVIP Wilshire 2020 Profile Fund                                              3

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (14.20%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2020 Profile Fund       (27.07%)  N/A           (14.64%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance however, began on May 1, 2007.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

**** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

***** The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire 2020 Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2020 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

As a matter of investment policy, under normal circumstances, the Profile Fund invests approximately 64% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 36% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmarks. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 26% Barclays Capital U.S. TIPS Index, 11% Barclays Capital U.S. Aggregate Bond Index, 45% Dow Jones Wilshire 5000SM Index, 15% MSCI EAFE Index and 3% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

                                                                               5

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

                                                                               7

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

8

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               9

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

10

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                           LVIP Wilshire 2020 Profile Fund Service
                                                                                       Class1,5,16,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.490          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.217            0.113
Net realized and unrealized gain (loss) on investments.............                        (3.056)           0.406
                                                                       ------------      --------          -------
Total from investment operations...................................                        (2.839)           0.519
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.089)          (0.029)
Net realized gain on investments...................................                        (0.010)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.099)          (0.029)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  7.552          $10.490
                                                                       ############      ########          #######
Total return.......................................................                        (27.07%)           5.20%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 11,129          $ 2,344
Ratio of expenses to average net assets............................                          0.50%32          0.50%32
Ratio of net investment income (loss) to average net assets........                          2.41%            1.61%
Portfolio turnover.................................................                            55%              61%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Does not include expenses of the investment companies in which the fund invests.

32 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2020 Profile Fund would have been 0.81% for 2008 and 1.95% for 2007.

44 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2030 Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             4
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           6
Investment Risks                                              8
Management and Organization                                   9
Pricing of Fund Shares                                       10
Purchase and Sale of Fund Shares                             11
Market Timing                                                11
Portfolio Holdings Disclosure                                12
Share Classes and Distribution Arrangements                  12
Distribution Policy and Federal Income Tax Considerations    12
Financial Highlights                                         13


LVIP Wilshire 2030 Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire 2030 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                        N/A
 Deferred Sales Charge (Load)                                                                    N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
 Account Maintenance Fee                                                                         N/A
Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your
investment)
 Management Fee                                                                                   0.25%
 Distribution and/or Service (12b-1 fees)                                                       None
 Other Expenses                                                                                   0.45%
 Acquired Fund Fees and Expenses (AFFE)1                                                          0.53%
 Total Annual Fund Operating Expenses                                                             1.23%
 Less Fee Waiver and Expense Reimbursement2,3                                                    (0.50%)
 Net Expenses (including AFFE)                                                                    0.73%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds':0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

LVIP Wilshire 2030 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $75      $341      $628    $1,444

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2030. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds ( fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 74% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 26% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2030 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

LVIP Wilshire 2030 Profile Fund                                              3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.20%).

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (16.05%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2030 Profile Fund       (30.78%)  N/A           (16.40%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance, however, began on May 1, 2007.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

***The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

****The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

*****The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in

4  LVIP Wilshire 2030 Profile Fund

including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

LVIP Wilshire 2030 Profile Fund                                              5

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2030 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

As a matter of investment policy, under normal circumstances, the Profile Fund invests approximately 74% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 26% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmarks. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 17% Barclays Capital U.S. TIPS Index, 10% Barclays Capital U.S. Aggregate Bond Index, 51% Dow Jones Wilshire 5000SM Index, 18% MSCI EAFE Index and 4% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

6

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

                                                                               7

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

8

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

                                                                               9

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

10

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

                                                                              11

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

12

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                          LVIP Wilshire 2030 Profile Fund Standard
                                                                                       Class1,4,17,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.661          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.214            0.115
Net realized and unrealized gain (loss) on investments.............                        (3.493)           0.588
                                                                       ------------      --------          -------
Total from investment operations...................................                        (3.279)           0.703
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.075)          (0.042)
Net realized gain on investments...................................                        (0.009)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.084)          (0.042)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  7.298          $10.661
                                                                       ############      ########          #######
Total return.......................................................                        (30.78%)           7.04%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 19,388          $ 6,438
Ratio of expenses to average net assets............................                          0.25%22          0.25%22
Ratio of net investment income (loss) to average net assets........                          2.43%            1.61%
Portfolio turnover.................................................                            29%              47%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

17 Operations related to the Standard Class of the fund commenced April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

22 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2030 Profile Fund would have been 0.70% for 2008 and 2.86% for 2007.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

                                                                              13

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2030 Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire 2030 Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire 2030 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                        N/A
 Deferred Sales Charge (Load)                                                                    N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
 Account Maintenance Fee                                                                         N/A
Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your
investment)
 Management Fee                                                                                   0.25%
 Distribution and/or Service (12b-1 fees)                                                         0.25%
 Other Expenses                                                                                   0.45%
 Acquired Fund Fees and Expenses (AFFE)1                                                          0.53%
 Total Annual Fund Operating Expenses                                                             1.48%
 Less Fee Waiver and Expense Reimbursement2,3                                                    (0.50%)
 Net Expenses (including AFFE)                                                                    0.98%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire 2030 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $100     $419      $760    $1,726

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2030. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds ( fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 74% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 26% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2030 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHAR
Annua
Total
Retur
2008
(30.95%)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.25%).

LVIP Wilshire 2030 Profile Fund                                              3

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (16.11%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2030 Profile Fund       (30.95%)  N/A           (16.61%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance however, began on May 1, 2007.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

**** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

***** The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire 2030 Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2030 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

As a matter of investment policy, under normal circumstances, the Profile Fund invests approximately 74% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 26% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmarks. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 17% Barclays Capital U.S. TIPS Index, 10% Barclays Capital U.S. Aggregate Bond Index, 51% Dow Jones Wilshire 5000SM Index, 18% MSCI EAFE Index and 4% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

                                                                               5

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

                                                                               7

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

8

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               9

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

10

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                           LVIP Wilshire 2030 Profile Fund Service
                                                                                       Class1,5,16,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.657          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.192            0.097
Net realized and unrealized gain (loss) on investments.............                        (3.489)           0.588
                                                                       ------------      --------          -------
Total from investment operations...................................                        (3.297)           0.685
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.048)          (0.028)
Net realized gain on investments...................................                        (0.009)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.057)          (0.028)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  7.303          $10.657
                                                                       ############      ########          #######
Total return.......................................................                        (30.95%)           6.86%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $  6,040          $ 1,029
Ratio of expenses to average net assets............................                          0.50%33          0.50%33
Ratio of net investment income (loss) to average net assets........                          2.18%            1.36%
Portfolio turnover.................................................                            29%              47%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Does not include expenses of the investment companies in which the fund invests.

33 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2030 Profile Fund would have been 0.95% for 2008 and 3.11% for 2007.

44 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2040 Profile Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire 2040 Profile Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP Wilshire 2040 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. The fees and expenses are based on information for the fund's most recent fiscal year. If the fund's net assets decrease, the fund's expense ratio may increase. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                        N/A
 Deferred Sales Charge (Load)                                                                    N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
 Account Maintenance Fee                                                                         N/A
Annual Fund Operating Expenses (fees that you pay each year as a percentage of the value of your
investment)
 Management Fee                                                                                   0.25%
 Distribution and/or Service (12b-1 fees)                                                       None
 Other Expenses                                                                                   0.76%
 Acquired Fund Fees and Expenses (AFFE)1                                                          0.54%
 Total Annual Fund Operating Expenses                                                             1.55%
 Less Fee Waiver and Expense Reimbursement2,3                                                    (0.81%)
 Net Expenses (including AFFE)                                                                    0.74%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds':0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect this agreement.

LVIP Wilshire 2040 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $76      $410      $768    $1,777

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2040. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds ( fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 88% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 12% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2040 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.09%).

LVIP Wilshire 2040 Profile Fund                                              3

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (18.64%).

                                                        Average Annual Total Return
                                                        For periods eneded 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2040 Profile Fund       (35.54%)  N/A           (20.44%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A            (6.04%)
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance, however, began on May 1, 2007.

**The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

****The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

*****The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire 2040 Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2040 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

As a matter of investment policy, under normal circumstances, the Profile Fund invests approximately 88% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 12% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmarks. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 6% Barclays Capital U.S. TIPS Index, 2% Barclays Capital U.S. Aggregate Bond Index, 60% Dow Jones Wilshire 5000SM Index, 27% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

                                                                               5

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

                                                                               7

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

8

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

                                                                               9

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

10

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                          LVIP Wilshire 2040 Profile Fund Standard
                                                                                       Class1,4,17,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.498          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.179            0.127
Net realized and unrealized gain (loss) on investments.............                        (3.910)           0.453
                                                                       ------------      --------          -------
Total from investment operations...................................                        (3.731)           0.580
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.035)          (0.082)
Net realized gain on investments...................................                        (0.006)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.041)          (0.082)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  6.726          $10.498
                                                                       ############      ########          #######
Total return.......................................................                        (35.54%)           5.81%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $ 10,225          $ 3,285
Ratio of expenses to average net assets............................                          0.25%23          0.25%23
Ratio of net investment income (loss) to average net assets........                          2.13%            1.80%
Portfolio turnover.................................................                            41%              41%

1 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

17 Operations related to the Standard Class of the fund commenced April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

23 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2040 Profile Fund would have been 1.01% for 2008 and 5.14% for 2007.

44 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Wilshire 2040 Profile Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                         Page
Summary Section                                               1
 Investment Objective                                         1
 Fees and Expenses                                            1
   Shareholder Fees                                           1
   Annual Fund Operating Expenses                             1
   Expense Example                                            2
   Portfolio Turnover                                         2
 Principal Investment Strategies                              2
 Principal Risks                                              2
 Fund Performance                                             3
 Investment Adviser and Sub-Adviser                           4
 Payments to Insurance Companies and their Affiliates         4
Investment Objective and Strategies                           5
Investment Risks                                              7
Management and Organization                                   8
Pricing of Fund Shares                                        9
Purchase and Sale of Fund Shares                             10
Market Timing                                                10
Portfolio Holdings Disclosure                                11
Share Classes and Distribution Arrangements                  11
Distribution Policy and Federal Income Tax Considerations    11
Financial Highlights                                         12


LVIP Wilshire 2040 Profile Fund
(Service Class)

Investment Objective
The investment objective of the LVIP Wilshire 2040 Profile Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
 Account Maintenance Fee                                                                       N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1 fees)                                                       0.25%
 Other Expenses                                                                                 0.76%
 Acquired Fund Fees and Expenses (AFFE)1                                                        0.54%
 Total Annual Fund Operating Expenses                                                           1.80%
 Less Fee Waiver and Expense Reimbursement2,3                                                  (0.81%)
 Net Expenses (including AFFE)                                                                  0.99%

1 The "Acquired Fund Fees and Expenses (AFFE)" have been restated to reflect the expenses of the underlying funds in which the Profile Funds currently invest.

2 Effective January 1, 2009, Lincoln Investment Advisors Corporation (LIA) contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of each fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

3 Effective January 1, 2009, LIA contractually agreed to reimburse each fund's
  Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIA provides written notice of termination to the fund. The fee table has been restated to reflect the new agreement.

LVIP Wilshire 2040 Profile Fund                                              1

Expense Example

The following example helps you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. These example reflects the net operating expenses (including AFFE) with expense waivers for the Profile Funds for the one-year contractual period and the total operating expenses without expense waivers for the Profile Funds for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $101     $487      $899    $2,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 00% of the average value of its portfolio.

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year 2040. The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. The sub-adviser invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds ( fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. Under normal circumstances, the Profile Fund's investment strategy will be to invest, approximately 88% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 12% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's target asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The underlying fund selection is made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund.
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result.

2  LVIP Wilshire 2040 Profile Fund

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHAR
Annua
Total
Retur
2008
(35.71%)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2008 at: (1.15%).

LVIP Wilshire 2040 Profile Fund                                              3

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (18.69%).

                                                        Average Annual Total Return
                                                        For periods ended 12/31/08
                                                   -------------------------------------
                                                       1 year     5 years    Lifetime*
                                                   ------------- --------- -------------
                 LVIP Wilshire 2040 Profile Fund       (35.71%)  N/A           (20.64%)
               Dow Jones Wilshire 5000SM Index**       (37.23%)  N/A           (24.22%)
             Barclays Capital U.S. TIPS Index***        (2.35%)  N/A             3.30%
  Barclays Capital U.S. Aggregate Bond Index****         5.24%   N/A             6.04%
                            MSCI EAFE Index*****       (43.38%)  N/A           (27.49%)
          MSCI Emerging Markets Free Index******       (53.18%)  N/A           (25.49%)

* The fund's lifetime began on April 30, 2007. Lifetime index performance however, began on May 1, 2007.

** The Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

*** The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect adverse inflation and provide a minimum level of real return.

**** The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

***** The MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

******   The MSCI Emerging Markets Free Index is a market capitalization weighted index comprised of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Rim.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated

Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2007

Payments to Insurance Companies and their Affiliates

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. When received by an insurance company, such payments may be a factor that the insurance company considers in including a fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments.

4  LVIP Wilshire 2040 Profile Fund

Investment Objective and Strategies
The investment objective of the LVIP Wilshire 2040 Profile Fund (Profile Fund) is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and fixed income (bonds) securities. The Profile Fund will have at least 2/3 of its net assets invested in underlying funds employing a passive investment style (i.e., index funds).

The Profile Fund is designed for investors planning to retire close to the year indicated in the name of the fund. The manager invests the Profile Fund in accordance with an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, the Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity (stocks) and fixed income (bonds) securities. In effectuating its fundamental policies, the Profile Fund will look through to the investments of the underlying funds.

As a matter of investment policy, under normal circumstances, the Profile Fund invests approximately 88% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 12% in underlying funds which invests primarily in fixed income securities (bonds) as of May 1, 2009.

The Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in the Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process. The sub-adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability for the Profile Fund.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's specific benchmarks. Such processes may not achieve the desired results.

When evaluating the performance of the Profile Fund, the Profile Fund's annual return is compared to the annual return generated by a hypothetical benchmark portfolio. The hypothetical benchmark for the Profile Fund is constructed in the following manner: 6% Barclays Capital U.S. TIPS Index, 2% Barclays Capital U.S. Aggregate Bond Index, 60% Dow Jones Wilshire 5000SM Index, 27% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

What are the Underlying Funds?

The Profile Fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a find to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. The Profile Fund will invest in underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same sub-adviser - LIA - they are considered to be affiliated funds.

The percentage limitation restrictions applicable to investments in non-affiliated funds apply at the time of the investment. Accordingly, investments in funds that are advised by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, that were held by the Profile Fund when DMC was an affiliate of LIA may continue to be held without consideration for the restrictions applicable to investments in non-affiliated funds. On January 4, 2010, Lincoln National Corporation sold Delaware Management Holdings, Inc. ("DMH") to Macquarie Group, a global provider of banking, financial, advisory, investment and funds management services. The Profile Fund expects to continue to hold a significant amount of funds that are advised by DMC. In addition, the Profile Fund may rely on an exemption under the federal securities laws that allows unlimited investment in non-affiliated funds subject to certain conditions.

                                                                               5

The relative weightings for the Profile Fund in the various underlying funds will vary over time, and the Target Maturity Profile Fund is not required to invest in any particular underlying fund. The Profile Fund will maintain a minimum 2/3 allocation to underlying fund that employ a passive investment style (i.e., index funds). The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The Profile Fund currently expects to invest in some or all of the underlying funds described below. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

Equity Underlying Funds  Investment Objective
-----------------------  ---------------------------------------
Delaware American       Long-term capital growth
Services Fund
Delaware Small Cap Core Long-term capital appreciation
Fund
Delaware Small Cap      Long-term capital growth
Growth Fund
Delaware VIP Emerging   Capital appreciation
Markets Series
Delaware VIP            Long-term growth
International Value
Series
Delaware VIP REIT       Total return
Series
Delaware VIP Small Cap  Capital appreciation
Value Series
Delaware VIP U.S.       Capital appreciation
Growth Series
Delaware VIP Value      Capital appreciation
Series
Fidelity (Reg. TM) VIP  Long-term capital appreciation
Contrafund (Reg. TM)
Portfolio
Fidelity (Reg. TM) VIP  Capital appreciation
Growth Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Mid Cap Portfolio
Fidelity (Reg. TM) VIP  Long-term growth
Overseas Portfolio
FTVIP Franklin          Long-term capital growth
Small-Mid Cap Growth
Securities Fund
FTVIP Mutual Shares     Capital appreciation
Securities Fund
LVIP Baron Growth       Capital appreciation
Opportunities Fund
LVIP Capital Growth     Capital growth
Fund
LVIP Cohen and Steers   Total return
Global Real Estate Fund
LVIP Columbia Value     Long-term capital appreciation
Opportunities Fund
LVIP Delaware Growth    Capital appreciation
and Income Fund
LVIP Delaware Managed   Total return
Fund
LVIP Delaware Social    Capital appreciation
Awareness Fund
LVIP Delaware Special   Capital appreciation
Opportunities Fund
LVIP Janus Capital      Long-term growth
Appreciation Fund
LVIP FI Equity-Income   Income
Fund
LVIP Marsico            Long-term capital appreciation
International Growth
Fund
LVIP Mid-Cap Value Fund Long-term capital appreciation
LVIP MFS Value Fund     Long-term growth of capital
LVIP Mondrian           Long-term capital appreciation
International Value
Fund
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Replicate broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Replicate Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Replicate S&P 500 Index
Fund
LVIP T. Rowe Price      Maximum capital appreciation
Growth Stock Fund
LVIP T. Rowe Price      Long-term growth of capital
Structured Mid-Cap
Growth Fund
LVIP Templeton Growth   Long-term growth of capital
Fund
LVIP Turner Mid-Cap     Capital appreciation
Growth Fund
LVIP UBS Global Asset   Total return
Allocation Fund
MFS (Reg. TM) Growth    Capital appreciation
Series
MFS (Reg. TM) Utilities Total return
Series

6

Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
Delaware Core Plus Bond Long-term total return
Fund
Delaware Corporate Bond Total return
Fund
Delaware Extended       Total return
Duration Bond Fund
Delaware Treasury       Inflation protection/current income
Inflation Protected
Bond Fund
Delaware VIP            Total return
Diversified Income
Series
Delaware VIP High Yield Total return
Series
Delaware VIP            Total return
Limited-Term
Diversified Income
Series
FTVIP Franklin Income   Current income
Securities Fund
FTVIP Templeton Global  High current income
Bond Securities Fund
LVIP Delaware Bond Fund Current income
LVIP Global Income Fund Current income consistent with preservation of capital
LVIP Money Market Fund  Current income/preservation of capital
LVIP SSgA Bond Index    Replicate Barclays Capital U.S. Aggregate
Fund                    Bond Index
MFS (Reg. TM) Total     Total return
Return Series
PIMCO                   Maximum real return
CommodityRealReturn
Strategy Fund (Reg. TM)

The Profile Fund operates its "fund of funds" structure in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to invest in other affiliated funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers.

Investment Risks

The Profile Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Profile Fund is subject to asset allocation risk, which is the risk that the Profile Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Profile Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

At least 2/3 of the Profile Fund's net assets are invested in funds employing a passive investment style. Funds with a passive investment style use an indexing strategy where individual securities (stocks or bonds) are not selected. Index funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor performance.

Because the Profile Fund invests in the shares of the underlying funds, the Profile Fund invests in the same investments as made by the various underlying funds. By investing in the Profile Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Investing in "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds. For underlying funds allocated to debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall.

                                                                               7

High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

If the periodic adjustment rate measuring inflation falls, the principal value of the inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase as a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Real Estate Securities. For underlying funds allocated to U.S. and foreign real estate securities, risks include the possible decline in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Real estate investment trusts (REITs) are subject to substantial cash flow dependency, defaults, self-liquidation and the risk of failure to qualify for the free pass through of income. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.

Derivatives. A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested and the use of leverage may increase investment losses.

The fund may accept investments from the LVIP Profile Funds, separate investment series of the Trust, each of which operates as a fund of funds. From time to time, the LVIP Profile funds may change the allocations or rebalance their underlying holdings, which are mutual funds. If the LVIP Profile Funds increase their holdings of the fund, this action may cause the fund to experience large purchases of shares and large inflows into the fund. Similarly, the LVIP Profile Funds may decrease their holdings in the fund, and this may cause the fund to experience large redemptions. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the fund's portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

8

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The Profile Fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Profile Fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2008 was 0.25% of each fund's average net assets).
Sub-Adviser            Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
Portfolio Manager(s)   Mr. Victor Zhang is head of the portfolio management group for Wilshire Funds Management. A vice presi-
                       dent and member of Wilshire Funds Management's Investment Committee, Mr. Zhang serves as the port-
                       folio manager of the funds. Mr. Zhang joined Wilshire in 2006, from Harris myCFO Investment Advisory
                       Services, LLC, where he was the director responsible for asset allocation, portfolio structure and imple-
                       mentation since 2001. From 1996 to 2001, Mr. Zhang served as a senior consultant with Ernst & Young's
                       Investment Advisory Services in Los Angeles. He holds a bachelor's degree in Business Economics from the University of California, Los Angeles.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund is available in the annual report to shareholders for the twelve month period ended December 31, 2009 or the semi-annual report to shareholders for the six month period ended June 30, 2009.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                                                               9

Due to its fund of funds structure, the Profile Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Fund owns investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

10

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                              11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

                                                                           LVIP Wilshire 2040 Profile Fund Service
                                                                                       Class1,5,16,44
                                                                                         Year Ended
                                                                        12/31/2009       12/31/2008        12/31/2007
                                                                       ------------    --------------    -------------
Net asset value, beginning of period...............................                      $ 10.495          $10.000
Income (loss) from investment operations:
Net investment income (loss).......................................                         0.158            0.110
Net realized and unrealized gain (loss) on investments.............                        (3.905)           0.453
                                                                       ------------      --------          -------
Total from investment operations...................................                        (3.747)           0.563
                                                                       ------------      --------          -------
Less dividends and distributions from:
Net investment income..............................................                        (0.013)          (0.068)
Net realized gain on investments...................................                        (0.006)               -
                                                                       ------------      --------          -------
Total dividends and distributions..................................                        (0.019)          (0.068)
                                                                       ------------      --------          -------
Net asset value, end of period.....................................                      $  6.729          $10.495
                                                                       ############      ########          #######
Total return.......................................................                        (35.71%)           5.64%
Ratios and supplemental data:
Net assets, end of period (000's omitted)..........................                      $  4,255          $   579
Ratio of expenses to average net assets............................                          0.50%34          0.50%34
Ratio of net investment income (loss) to average net assets........                          1.88%            1.55%
Portfolio turnover.................................................                            41%              41%

1 The average shares outstanding method has been applied for per share information.

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

16 Does not include expenses of the investment companies in which the fund invests.

34 Net of expenses waived or reimbursed. If no fees had been waived by the adviser, the ratio of expenses to the average net assets for the LVIP Wilshire 2040 Profile Fund would have been 1.26% for 2008 and 5.39% for 2007.

44 Operations related to the Service Class of the fund commenced on April 30, 2007. 2007 ratios and portfolio turnover have been annualized and total return has not been annualized.

12

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated April 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

LVIP Baron Growth Opportunities Fund

LVIP Capital Growth Fund

LVIP Cohen & Steers Global Real Estate Fund

LVIP Columbia Value Opportunities Fund

LVIP Delaware Bond Fund

LVIP Delaware Growth and Income Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware Special Opportunities Fund

LVIP Janus Capital Appreciation Fund

LVIP Marsico International Growth Fund

LVIP MFS Value Fund

LVIP Mid-Cap Value Fund

LVIP Mondrian International Value Fund

LVIP Money Market Fund

LVIP SSgA Bond Index Fund

LVIP SSgA Developed International 150 Fund

LVIP SSgA Emerging Markets 100 Fund

LVIP SSgA International Index Fund

LVIP SSgA Large Cap 100 Fund

LVIP SSgA S&P 500 Index Fund

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small Mid-Cap 200 Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP Templeton Growth Fund

LVIP Turner Mid-Cap Growth Fund

LVIP Wells Fargo Intrinsic Value Fund

LVIP Wilshire Conservative Profile Fund

LVIP Wilshire Moderate Profile Fund

LVIP Wilshire Moderately Aggressive Profile Fund

LVIP Wilshire Aggressive Profile Fund

LVIP Wilshire 2010 Profile Fund

LVIP Wilshire 2020 Profile Fund

LVIP Wilshire 2030 Profile Fund

LVIP Wilshire 2040 Profile Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802
     Statement of Additional Information May 1, 2010

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the thirty-five series - referred to as "funds"
- of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard Class and the Service Class.

Each fund's audited financial statements and the report of Ernst &Young, LLP, independent registered public accounting firm, are incorporated by reference to the fund's 2009 annual report. This SAI should be read in conjunction with the funds' prospectus dated May 1, 2010. You may obtain a copy of the funds' prospectus or a fund's annual report on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

May 1, 2010

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents

Item                                                                           Page
Description of the Trust and the Funds                                           4
Fundamental Investment Restrictions                                              4
Additional Investment Strategies and Risks                                       5
 Investment Strategies Available to All Funds                                    5
 Investment Strategies Available to All Funds Except LVIP Money Market Fund      6
 Investment Strategies and Limitations Applicable to Certain Funds              12
Portfolio Transactions and Brokerage                                            19
Portfolio Turnover                                                              25
Trustees and Officers                                                           25
Investment Adviser and Sub-Advisers                                             29
Portfolio Managers                                                              40
Principal Underwriter                                                           50
Administration Agreement                                                        51
Accounting Agreement                                                            51
Code of Ethics                                                                  52
Description of Shares                                                           53
Control Persons and Principal Holders of Securities                             53
Rule 12b-1 Plan                                                                 58
Revenue Sharing                                                                 59
Valuation of Portfolio Securities                                               59
Portfolio Holdings Disclosure                                                   60
Purchase and Redemption Information                                             61
Custodian and Transfer Agent                                                    61
Independent Registered Public Accounting Firm                                   61
Financial Statements                                                            61
Taxes                                                                           62
APPENDIX A                                                                      63
APPENDIX B                                                                      65
APPENDIX C                                                                     111

                                                                               3

Description of the Trust and the Funds
Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Prior to April 30, 2003, each fund in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003. Each fund's investment objective and certain investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds except the LVIP Marsico International Growth Fund, LVIP Cohen & Steers Global Real Estate Fund and the funds of funds is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a fund's sub-adviser unless the context otherwise indicates.

Fundamental Investment Restrictions
The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Change its investment objective, except for the LVIP Capital Growth Fund, LVIP Cohen & Steers Global Real Estate Fund, LVIP Columbia Value Opportunities Fund, LVIP Marsico International Growth Fund, LVIP MFS Value Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Bond Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price Growth Stock Fund, LVIP Templeton Growth Fund, LVIP Turner Mid-Cap Growth Fund and the Target Maturity Profile Funds.

2. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit, except for the LVIP Cohen & Steers Global Real Estate Fund.

3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

4. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

7. Make loans of any security or make any other loan if, as a result, more than 33 1-3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

8. (Except for the Risk-based Profile Funds, Target Maturity Profile Funds, LVIP Cohen & Steers Global Real Estate Fund and LVIP Marsico International Growth Fund) with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or
   (ii) securities of other investment companies.

4

Additional Investment Strategies and Risks
The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies Available to All Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts

                                                                               5

independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each of the funds (except the Risk-based Profile Funds and Target Maturity Funds) has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Investment Strategies Available to All Funds Except LVIP Money Market Fund

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

6

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or

                                                                               7

greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

8

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. LIA will determine the liquidity of securities purchased by the funds, subject to oversight by the board of trustees.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the

                                                                               9

adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

10

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

                                                                              11

A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Temporary Defensive Strategies

In response to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.

Investment Strategies and Limitations Applicable to Certain Funds

Stock Index Futures (LVIP Columbia Value Opportunities Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Bond Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price Growth Stock Fund and LVIP MFS Value Fund only). A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final

12

cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Mortgage-Related Securities (All funds except LVIP Capital Growth Fund, LVIP Mid-Cap Value Fund, LVIP Money Market Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP Templeton Growth Fund and LVIP Turner Mid-Cap Growth Fund). Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities (All funds except LVIP Capital Growth, LVIP MFS Value Fund, LVIP Mid-Cap Value Fund, LVIP Money Market Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP Templeton Growth Fund and LVIP Turner Mid-Cap Growth Fund). Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Delayed Delivery and When-Issued Securities and Forward Commitments (LVIP Capital Growth Fund, LVIP Columbia Value Opportunities Fund, LVIP Delaware Bond Fund, LVIP Delaware Managed Fund, LVIP Janus Capital Appreciation Fund, LVIP Marsico International Growth Fund, LVIP MFS Value Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Developed International 150

                                                                              13

Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price Growth Stock Fund, LVIP T. Rowe Price Structured Mid-Cap Growth Fund, LVIP Templeton Growth Fund and LVIP Turner Mid-Cap Growth Fund only).

Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

Special Situations (LVIP Janus Capital Appreciation Fund and LVIP T. Rowe Price Structured Mid-Cap Growth Fund only). A fund may invest in certain securities under special situations. A special situation arises when, in the adviser's opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

A fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.

Reverse Repurchase Agreements (LVIP Janus Capital Appreciation Fund and LVIP Wells Fargo Intrinsic Value Fund only). In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

While a reverse repurchase agreement is outstanding, the fund will segregate appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the board of trustees, or its delegate, deems creditworthy. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.

Swaps and Swaps-Related Products (LVIP Capital Growth Fund, LVIP Columbia Value Opportunities Fund, LVIP Delaware Bond Fund, LVIP Janus Capital Appreciation Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA Small-Mid Cap 200 Fund and LVIP Wells Fargo Intrinsic Value Fund
only). A fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into an interest rate swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis,

14

with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will maintain cash or liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors in a segregated account.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described previously.

Rights and Warrants (All funds except LVIP Delaware Bond Fund and LVIP Money Market Fund). Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments (LVIP Capital Growth Fund, LVIP Columbia Value Opportunities Fund, LVIP Wells Fargo Intrinsic Value Fund, LVIP Marsico International Growth Fund, LVIP MFS Value Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price Growth Stock Fund, LVIP Templeton Growth Fund and LVIP Turner Mid-Cap Growth Fund only). Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

                                                                              15

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Limitations on Futures and Options Transactions (LVIP Wells Fargo Intrinsic Value Fund only). The LVIP Wells Fargo Intrinsic Value Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put option if, as a result, the fund's total obligations upon settlement or exercise of purchased future contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to securities that incorporate features similar to options.

Indexed Securities (LVIP Wells Fargo Intrinsic Value Fund only). Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Foreign Currency Denominated Cash (LVIP Mondrian International Value Fund only). To facilitate overseas securities transactions, the fund may hold a portion of its assets in foreign-currency-denominated cash or cash equivalents and foreign government securities. The amount held in cash may range between 2% and 15% of fund assets, although the fund anticipates that under normal circumstances, less than 10% of fund assets would be held in cash. The amount held in cash equivalents, combined with all other non-U.S. debt securities and money market instruments, would not exceed 35% of the fund's assets.

Lincoln National Corporation (LNC) Stock (except LVIP SSgA S&P 500 Index Fund). LNC is a publicly-held insurance holding company organized under Indiana law. The funds are prohibited from purchasing securities issued by LNC or any affiliate thereof, with the exception of the LVIP SSgA S&P 500 Index Fund. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

SEC Name Rule Requirement (LVIP Cohen & Steers Global Real Estate Fund, LVIP Delaware Bond Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Bond Index Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price Growth Stock Fund, LVIP Turner Mid-Cap Growth Fund and LVIP Wells Fargo Intrinsic Value Fund only).

LVIP Cohen & Steers Global Real Estate Fund. The fund's policy of normally investing at least 80% of its net assets in companies in the real estate industry is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Delaware Bond Fund. The fund's policy of normally investing at least 80% of its net assets in debt securities is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Mid-Cap Value Fund. The fund's policy of normally investing at least 80% of its net assets in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA Bond Index Fund. The fund's policy of normally investing at least 80% of its net assets in bond securities that are held in the Barclays Capital U.S. Aggregate Bond Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA International Index Fund.The fund's policy of normally investing at least 80% of its net assets in stocks held by the benchmark index, currently the MSCI EAFE (Reg. TM) Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

16

LVIP SSgA Large Cap 100 Fund. The fund's policy of normally investing at least 80% of its net assets in stocks of large U.S. companies by market capitalization is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA Small-Cap Index Fund. The fund's policy of normally investing at least 80% of its net assets in securities of stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA Small- Mid Cap 200 Fund. The fund's policy of normally investing at least 80% of its net assets in stocks of small and mid cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA S&P 500 Index Fund. The fund's policy of normally investing at least 80% of its net assets in securities of issuers included in the S&P 500 Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP T. Rowe Price Growth Stock Fund. The fund's policy of normally investing at least 80% of its net assets in the common stocks of a diversified group of growth companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Turner Mid-Cap Growth Fund. The fund's policy of normally investing at least 80% of its net assets in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income Fund). The fund's policy of normally investing at least 80% of its net assets in equity securities is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

More About the Barclays Capital U.S. Aggregate Bond Index (LVIP SSgA Bond Index
Fund). Licensee acknowledges and expressly agrees that the fund is not sponsored, endorsed, sold or promoted by Licensor, and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data incuded therein or relating thereto, in conncection with the management of any fund based thereon or for any other purpose. Licensor's only relationship to the Licensee with respect to the fund is the licensing of certain trademarks and trade names of Licensor and the Licensor Indexes that are determined, composed and calculated by Licensor without regard to Licensee or the Fund. Licensor has no obligation to take the needs of Licensee or the owners of the fund into consideration in determining, composing or calculating the Licensor Indexes. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the fund. licensor has no obligation or liability in connection with the managment of the fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR DOES WARRANT THAT IT WILL USE COMMERCIALLY REASONABLE EFFORTS TO CORRECT ANY KNOWN ERRORS IN THE DATA AND WILL NOTIFY LICENSEE OF ALL KNOWN ERRORS. LICENSOR FURTHER WARRANTS THAT IT OWNS OR HAS THE RIGHT TO PROVIDE THE DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY FUND BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY FUND BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL EITHER PARTY HAVE ANY LIABILITY TO THE OTHER FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON'S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY FUND BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEX.

More About the MSCI EAFE (Reg. TM) Index (LVIP SSgA International Index Fund). INVESTORS LOOK TO INDEXES AS A STANDARD OF MARKET PERFORMANCE. INDEXES ARE MODEL PORTFOLIOS, THAT IS, GROUPS OF STOCKS OR BONDS SELECTED TO REPRESENT AN ENTIRE MARKET. THE MSCI EAFE (Reg. TM) INDEX is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index.

The LVIP SSgA International Index Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index is used as the benchmark.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European depositary Receipts (EDRs), and certain ETFs, cash equivalents, and

                                                                              17

certain derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments. The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

More About the S&P 500 Index (LVIP SSgA S&P 500 Index Fund). Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade and range and diversity of the American economy.

The fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, SSgA Funds Management, Inc (SSgA FM), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SSgA FM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SSgA FM makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.

The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of any unfavorable position.

18

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Portfolio Transactions and Brokerage
The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The sub-adviser of each fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the sub-adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the sub-adviser provides investment advice (including affiliates of the sub-adviser, as the case may be).

On occasions when the sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that,as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and

                                                                              19

their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the sub-adviser regards as a useful supplement of its own internal research capabilities.

Each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-adviser; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. During 2008, the total amount of brokerage transactions directed to these brokers and the total commissions paid with respect to such transactions are set forth in the second table below. Research services furnished by brokers are for the benefit of all the clients of the sub-adviser and not solely or necessarily for the benefit of the fund. Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.

During the fiscal years ended December 31, 2009, December 31, 2008 and December 31, 2007, the funds incurred brokerage commissions as follows:

Brokerage and Research Services

[To Be Updated by Amendment]

                                                                      2009         2008         2007
                                                                 ------------- ------------ ------------
         LVIP Baron Growth Opportunties Fund....................  $   174,215   $  150,833       N/A
         LVIP Capital Growth Fund...............................      276,752      243,967   $  211,175
         LVIP Cohen & Steers Global Real Estate Fund............      595,066      536,842       N/A
         LVIP Columbia Value Opportunities Fund.................      62,9171      165,007       92,873
         LVIP Delaware Bond Fund................................     127,7282       94,251       28,936
         LVIP Delaware Growth and Income Fund...................    1,494,192    1,348,786    1,375,770
         LVIP Delaware Social Awareness Fund....................   1,045,0823      528,076      775,400
         LVIP Delaware Special Opportunities Fund...............      259,137      236,509      233,717
         LVIP Janus Capital Appreciation Fund...................     543,1591    1,126,830      636,934
         LVIP Marsico International Growth Fund.................     689,6544      464,935      332,993
         LVIP MFS Value Fund....................................     293,0634      136,844      217,452
         LVIP Mid-Cap Value Fund................................     191,5944      139,489       52,740
         LVIP Mondrian International Value Fund.................     125,4345      173,191      245,183
         LVIP Money Market Fund.................................      N/A           N/A          N/A
         LVIP SSgA Bond Index Fund..............................      N/A           N/A          N/A
         LVIP SSgA Developed International 150 Fund.............       15,426       N/A          N/A
         LVIP SSgA Emerging Markets 100 Fund....................       41,247       N/A          N/A
         LVIP SSgA International Index Fund.....................       34,125       N/A          N/A
         LVIP SSgA Large Cap 100 Fund...........................       26,485       N/A          N/A
         LVIP SSgA S&P 500 Index Fund...........................       51,582       43,124       12,016
         LVIP SSgA Small-Cap Index Fund.........................      50,6737      264,523      281,626
         LVIP SSgA Small-Mid Cap 200 Fund.......................       18,123       N/A          N/A
         LVIP T. Rowe Price Growth Stock Fund...................      161,859      160,088       69,615
         LVIP T. Rowe Price Structured Mid-Cap Growth Fund......      61,8675      111,033       93,652
         LVIP Templeton Growth Fund.............................      87,1115      101,405       66,891
         LVIP Turner Mid-Cap Growth Fund........................      95,4026       67,608       73,601
         LVIP Wells Fargo Intrinsic Value Fund..................   1,473,7273      971,770    1,749,264
         LVIP Wilshire Conservative Profile Fund................      N/A           N/A          N/A
         LVIP Wilshire Moderate Profile Fund....................      N/A           N/A          N/A
         LVIP Wilshire Moderately Aggressive Profile Fund.......      N/A           N/A          N/A
         LVIP Wilshire Aggressive Profile Fund..................      N/A           N/A          N/A
         LVIP Wilshire 2010 Profile Fund........................      N/A           N/A          N/A
         LVIP Wilshire 2020 Profile Fund........................      N/A           N/A          N/A
         LVIP Wilshire 2030 Profile Fund........................      N/A           N/A          N/A
         LVIP Wilshire 2040 Profile Fund........................      N/A           N/A          N/A

(a) of which $2,702 (0.18%), $7,402 (0.76%), and $7,169 (0.41%), was paid to
    Fidelity Capital Markets ("FCM"), an affiliate of Fidelity Management & Research Company, in 2009, 2008 and 2007 respectively.

1
In 2008, portfolio brokerage was lower than in 2007due to the fund's lower portfolio turnover.

2
In 2008, portfolio brokerage was higher than in 2007 due to higher transaction costs.

20

3
In2008, portfolio brokerage was higher than in 2007 due to higher portfolio turnover.

4
In 2008, portfolio brokerage increased due to the fund's increased cash flow activity.

5
In 2008, portfolio brokerage decreased due to the sub-adviser's ability to negotiate significantly lower commission rates.

6
In 2008, portfolio brokerage was higher due to trading in volatile markets.

7
In 2008, portfolio brokerage was lower than in 2007 and in 2006 due to the fund's lower portfolio turnover.

During the fiscal year ended December 31, 2009, the adviser or sub-adviser, as appropriate, for each of the following funds allocated the following amount of transactions to broker-dealers that provided them with certain research, statistics and other information:

                                                                          Related Brokerage
                                                           Transactions      Commissions
                                                          -------------- ------------------
           LVIP Baron Growth Opportunities Fund..........  $ 59,332,189      $  118,392
           LVIP Capital Growth Fund......................    20,522,688          10,915
           LVIP Cohen & Steers Global Real Estate Fund...       N/A              N/A
           LVIP Columbia Value Opportunities Fund........       N/A              N/A
           LVIP Delaware Bond Fund.......................       N/A              N/A
           LVIP Delaware Growth and Income Fund..........   973,744,674       1,189,842
           LVIP Delaware Social Awareness Fund...........   639,309,591         876,422
           LVIP Delaware Special Opportunities Fund......   113,552,615         196,979
           LVIP Janus Capital Appreciation Fund..........   327,284,837          18,218
           LVIP Marsico International Growth Fund........    27,653,945           9,300
           LVIP MFS Value Fund...........................   109,883,075         120,370
           LVIP Mid-Cap Value Fund.......................    10,368,454           7,290
           LVIP Mondrian International Value Fund........       N/A              N/A
           LVIP Money Market Fund........................       N/A              N/A
           LVIP SSgA Bond Index Fund.....................       N/A              N/A
           LVIP SSgA Developed International 150 Fund....       N/A              N/A
           LVIP SSgA Emerging Markets 100 Fund...........       N/A              N/A
           LVIP SSgA International Index Fund............       N/A              N/A
           LVIP SSgA Large Cap 100 Fund..................       N/A              N/A
           LVIP SSgA S&P 500 Index Fund..................       N/A              N/A
           LVIP SSgA Small-Cap Index Fund................       N/A              N/A
           LVIP SSgA Small-Mid Cap 200 Fund..............       N/A              N/A
           LVIP T. Rowe Price Growth Stock Fund..........   277,145,412         127,740
           LVIP T. Rowe Price Structured Mid-Cap Growth Fund162,361,311          49,135
           LVIP Templeton Growth Fund....................    45,691,808          27,820
           LVIP Turner Mid-Cap Growth Fund...............    16,200,000          11,438
           LVIP Wells Fargo Intrinsic Value Fund.........
           LVIP Wilshire Conservative Profile Fund.......       N/A              N/A
           LVIP Wilshire Moderate Profile Fund...........       N/A              N/A
           LVIP Wilshire Moderately Aggressive Profile Fund  .  N/A              N/A
           LVIP Wilshire Aggressive Profile Fund.........       N/A              N/A
           LVIP Wilshire 2010 Profile Fund...............       N/A              N/A
           LVIP Wilshire 2020 Profile Fund...............       N/A              N/A
           LVIP Wilshire 2030 Profile Fund...............       N/A              N/A
           LVIP Wilshire 2040 Profile Fund...............       N/A              N/A

                                                                              21

Purchases of Securities of "Regular" Brokers or Dealers

As of December 31, 2009, the following funds held securities issued by their "regular" broker-dealers or the parent companies of their "regular" broker-dealers:

                                               Value of Securities
                                                  of "Regular"
                                                 Broker-Dealers
                                              --------------------
  LVIP Baron Growth Opportunities Fund                 N/A

  LVIP Capital Growth Fund

  Goldman Sachs..............................      $ 3,327,000

  LVIP Cohen & Steers Global Real Estate Fund          N/A

  LVIP Columbia Value Opportunties Fund                N/A

  LVIP Delaware Bond Fund

  Morgan Stanley.............................      $12,755,000
  CS First Boston............................      $ 1,793,000
  Lehman Brothers............................      $ 2,692,000
  Goldman Sachs..............................      $ 9,531,000
  Bank of America............................      $26,264,000
  Merrill Lynch..............................      $   446,000
  JP Morgan Securities Inc...................      $26,128,000

  LVIP Delaware Growth and Income Fund

  Bank of America............................      $12,245,000
  JP Morgan Chase............................      $20,094,000
  Merrill Lynch..............................      $ 4,084,000

  LVIP Delaware Social Awareness Fund

  Bank of America............................      $11,267,000

  LVIP Delaware Special Opportunities Fund             N/A

  LVIP Janus Capital Appreciation Fund

  JP Morgan..................................      $ 4,474,000
  Goldman Sachs..............................      $ 3,722,000

  LVIP Marsico International Growth Fund

  Credit Suisse..............................      $ 6,345,000

  LVIP MFS Value Fund

  Bank Of America............................      $ 3,555,000
  Goldman Sachs..............................      $ 6,576,000
  JP Morgan..................................      $ 6,703,000
  Merrill Lynch..............................      $ 1,582,000


22

                                              Value of Securities
                                                 of "Regular"
                                                Broker-Dealers
                                             --------------------
  LVIP Mid-Cap Value Fund

  Citigroup.................................      $   682,000

  LVIP Mondrian International Value Fund              N/A

  LVIP Money Market Fund

  Goldman Sachs.............................      $17,205,000

  LVIP SSgA Bond Index Fund

  Bank Of America...........................      $   824,000
  Citigroup.................................      $   954,000
  Credit Suisse.............................      $   339,000
  Goldman Sachs.............................      $ 1,072,000
  JP Morgan.................................      $ 1,806,000
  Merrill Lynch.............................      $   569,000
  Deutsche Banc.............................      $   271,000
  Morgan Stanley............................      $   896,000

  LVIP SSgA Developed International 150 Fund

  Deutsche Banc.............................      $    94,000

  LVIP SSgA Emerging Markets 100 Fund                 N/A

  LVIP SSgA International Index Fund

  Credit Suisse.............................      $   222,000
  Deutsche Banc.............................      $   162,000

  LVIP SSgA Large Cap 100 Fund

  Bank Of America...........................      $   222,000

  LVIP SSgA S&P 500 Index Fund

  Bank Of America...........................      $ 3,555,000
  Citigroup.................................      $ 1,953,000
  Goldman Sachs.............................      $ 1,865,000
  JP Morgan.................................      $ 5,917,000
  Merrill Lynch.............................      $   936,000
  Morgan Stanley............................      $   876,000

  LVIP SSgA Small-Cap Index Fund                      N/A

  LVIP SSgA Small-Mid Cap 200 Fund                    N/A

  LVIP T. Rowe Price Growth Stock Fund

  Goldman Sachs.............................      $ 1,135,000

                                                                              23

                                                     Value of Securities
                                                        of "Regular"
                                                       Broker-Dealers
                                                    --------------------

  LVIP T. Rowe Price Structured Mid-Cap Growth Fund         N/A

  LVIP Templeton Growth Fund

  Bank Of America.................................. $ 605,000

  LVIP Turner Mid-Cap Growth Fund                           N/A

  LVIP Wells Fargo Intrinsic Value Fund

  LVIP Wilshire Conservative Profile Fund                   N/A

  LVIP Wilshire Moderate Profile Fund                       N/A

  LVIP Wilshire Moderately Aggressive Profile Fund          N/A

  LVIP Wilshire Aggressive Profile Fund                     N/A

  LVIP Wilshire 2010 Profile Fund                           N/A

  LVIP Wilshire 2020 Profile Fund                           N/A

  LVIP Wilshire 2030 Profile Fund                           N/A

  LVIP Wilshire 2040 Profile Fund                           N/A


*Denotes inclusion of fixed-income securities.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program

All funds, except LVIP Delaware Bond Fund, LVIP Money Market Fund and the LVIP Wilshire Risk-based and Target Maturity Profile Funds, have entered into a commission recapture program with Russell, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements of the funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a fund to participate, or continue to participate, in the commission recapture program.

24

Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets (except for the LVIP Money Market Fund) by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

The LVIP Cohen & Steers Global Real Estate Fund experienced an increase in portfolio turnover from 84% in 2007 to 125% in 2008. The increase was due to the market environment and investment opportunity. The fund does not anticipate that the high turnover experienced in 2008 will continue under normal market conditions.

The LVIP Columbia Value Opportunities Fund experienced a decrease in portfolio turnover from 152% in 2007 to 59% in 2008. The decrease was due to a change in sub-adviser, which became effective October 15, 2007. The lower turnover is more representative of the current sub-adviser's investment style, and the fund does not anticipate that the high turnover experienced in 2007 will continue under normal market conditions.

The LVIP Delaware Bond Fund experienced a decline in portfolio turnover from 462% in 2007 to 261% in 2008. The lower portfolio turnover for the fund in 2008 was due to portfolio repositioning that began in 2007; and fixed income market conditions in 2008 which led to the more selective identification of purchase opportunities.

The LVIP Delaware Social Awareness Fund experienced an increase in portfolio turnover from 15% in 2007 to 41% in 2008. The higher turnover resulted primarily from an increase in market volatility and rapidly deteriorating economic conditions, which led to strategic changes in the fund's holdings.

The LVIP Wells Fargo Intrinsic Value Fund experienced an increase in portfolio turnover from 141% in 2007 to 191% in 2008. The increase was due to the market environment and investment opportunity.

The LVIP Janus Capital Appreciation Fund experienced a decrease in portfolio turnover from 123% in 2007 to 68% in 2008. The higher portfolio turnover rate in 2007 was due to changes in portfolio managers, which became effective May 29, 2007 and November 1, 2007. The turnover in 2008 is more representative of the current sub-adviser's investment style.

The LVIP Small-Cap Index Fund experienced a decrease in portfolio turnover from 119% in 2007 to 37% in 2008. The low turnover rate experienced in 2008 is representative of the sub-adviser's investment style. The decrease in turnover was due to a change in investment objective from active management to passive management, which became effective April 30, 2007.

The LVIP Wilshire Conservative Profile Fund experienced a decrease in portfolio turnover from 44% in 2007 to 27% in 2008. The LVIP Wilshire Moderate Profile Fund experienced a decrease in portfolio turnover from 48% in 2007 to 21% in 2008. The LVIP Wilshire Moderately Aggressive Profile Fund experienced a decrease in portfolio turnover from 48% in 2007 to 21% in 2008. The LVIP Wilshire Aggressive Profile Fund experienced a decrease in portfolio turnover from 56% in 2007 to 25% in 2008. The change in portfolio turnover is due to the frequent and regular re-assessment of expected risk for each funds' asset allocation altogether and of each of the underlying funds individually. The re-assessments resulted in changes in the asset allocation models for the funds during 2008. In addition, during this period, the asset classes in the asset allocation model were expanded to include commodities and non-U.S. bonds.

Trustees and Officers
The Board of Trustees oversees the management of each fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws of each fund, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The funds' officers are re-elected annually and are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the funds is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of Stockholders of the funds on April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the _______ funds of the Trust.

                                                                              25

                             Interested Trustees

                                                                                               Number of
                                                                                                Funds in
                                                                         Principal                Fund
                          Position(s)       Term of Office             Occupation(s)            Complex       Other Board
Name, Address and          Held With        and Length of               During Past           Overseen by     Memberships
Year of Birth               the Fund         Time Served                 Five Years             Trustee     Held by Trustee
------------------------ ------------- ----------------------- ----------------------------- ------------- ----------------
Daniel R. Hayes*         President,    President and Trustee   Vice President, The Lincoln        37       N/A
1300 S. Clinton Street   Trustee and   since December 2008;    National Life Insurance
Fort Wayne, IN 46802     Chairman      Chairman since          Company; Formerly: Senior
YOB: 1957                              September 2009          Vice President, Fidelity
                                                               Investments

*
                                 Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Independent Trustees

                          Position(s)       Term of Office
Name, Address and          Held With         and Length of
Year of Birth               the Fund          Time Served
------------------------ ------------- ------------------------
Michael D. Coughlin      Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1942
Nancy L. Frisby          Trustee       Trustee since April
1300 S. Clinton Street                 1992.
Fort Wayne, IN 46802
YOB: 1941
Elizabeth S. Hager       Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon            Trustee       Trustee since February
1300 S. Clinton Street                 2006; formerly:
Fort Wayne, IN 46802                   Advisory Trustee since
YOB: 1948                              November 2004
Thomas D. Rath           Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Trustee       Trustee since February
1300 S. Clinton Street                 1998.
Fort Wayne, IN 46802
YOB: 1943
David H. Windley         Trustee       Trustee since August
1300 S. Clinton Street                 2004.
Fort Wayne, IN 46802
YOB: 1943

                                                         Number of
                                                          Funds in
                                   Principal                Fund
                                 Occupation(s)            Complex            Other Board
Name, Address and                 During Past           Overseen by          Memberships
Year of Birth                      Five Years             Trustee          Held by Trustee
------------------------ ----------------------------- ------------- ---------------------------
Michael D. Coughlin      Management Consultant,             37       Merrimack County Savings
1300 S. Clinton Street   Owner of Michael D.                         Bank; Trustee of Merrimack
Fort Wayne, IN 46802     Coughlin Associates                         Bankcorp, MHC.
YOB: 1942
Nancy L. Frisby          Retired,Formerly: Senior           38                   N/A
1300 S. Clinton Street   Vice President and Chief
Fort Wayne, IN 46802     Financial Officer, Desoto
YOB: 1941                Memorial Hospital
Elizabeth S. Hager       State Representative, State        37                   N/A
1300 S. Clinton Street   of New Hampshire;
Fort Wayne, IN 46802     Executive Director, United
YOB: 1944                Way of Merrimack County
Gary D. Lemon            Professor of Economics             37                   N/A
1300 S. Clinton Street   and Management, DePauw
Fort Wayne, IN 46802     University
YOB: 1948
Thomas D. Rath           Managing Partner, Rath,            37       Associated Grocers of New
1300 S. Clinton Street   Young, and Pignatelli, P.C.                 England
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Retired; Formerly:                 38       Advisory Board of Harris
1300 S. Clinton Street   President Emeritus, Indiana                 Bank
Fort Wayne, IN 46802     Health Association,
YOB: 1943                Formerly: President,
                         Indiana Hospital & Health
                         Association
David H. Windley         Retired, Formerly: Director        37       N/A
1300 S. Clinton Street   of Blue & Co., LLC
Fort Wayne, IN 46802
YOB: 1943

26

                        Officers Who Are Not Trustees

                                                                                                     Number of
                                                                                                      Funds in
                                                                                Principal               Fund
                             Position(s)          Term of Office              Occupation(s)           Complex       Other Board
Name, Address and             Held With           and Length of                During Past          Overseen by     Memberships
Year of Birth                 the Fund             Time Served                 Five Years             Trustee     Held by Trustee
------------------------ ------------------ ------------------------- ---------------------------- ------------- ----------------
Kevin J. Adamson         Second Vice        Second Vice President     Second Vice President,            N/A             N/A
1300 S. Clinton Street   President          since May 2006            Director of Funds
Fort Wayne, IN 46802                                                  Management, The Lincoln
YOB: 1966                                                             National Life Insurance
                                                                      Company; Formerly:
                                                                      Director of Financial
                                                                      Operations, Swiss Re/
                                                                      Lincoln Re
Diann L. Eggleston       Assistant Vice     Assistant Vice            Assistant Vice President,         N/A             N/A
1300 S. Clinton Street   President          President since March     Lincoln National
Fort Wayne, IN 46802                        2008                      Corporation
YOB: 1962
William P. Flory, Jr.    Chief Accounting   Chief Accounting          Second Vice President and         N/A             N/A
1300 S. Clinton Street   Officer and        Officer since May 2006;   Director of Separate
Fort Wayne, IN 46802     Second Vice        Second Vice President     Account Operations, The
YOB: 1961                President          since August 2007         Lincoln National Life
                                                                      Insurance Company
Kathleen S. Polston      Assistant          Assistant Treasurer       Assistant Vice President          N/A             N/A
1300 S. Clinton Street   Treasurer          since May 2006            and Assistant Treasurer,
Fort Wayne, IN 46804                                                  Director of Bank
YOB: 1957                                                             Relationship, The Lincoln
                                                                      National Life Insurance
                                                                      Company
Cynthia A. Rose          Secretary          Secretary since           Secretary; Lincoln VIP            N/A             N/A
1300 S. Clinton Street                      February 1995             Trust
Fort Wayne, IN 46802
YOB: 1954
Rise` C. M. Taylor       Treasurer, Vice    Treasurer and Vice        Vice President and                N/A             N/A
1300 S. Clinton Street   President          President since May       Treasurer, The Lincoln
Fort Wayne, IN 46802                        2006                      National Life Insurance
YOB: 1967                                                             Company; Vice President
                                                                      and Treasurer, Lincoln Life
                                                                      & Annuity Company of
                                                                      New York
David A. Weiss           Assistant Vice     Assistant Vice            Assistant Vice President,         N/A             N/A
One Granite Place        President          President since August    Funds Management
Concord, NH 03301                           2007                      Research, The Lincoln
YOB: 1976                                                             National Life Insurance
                                                                      Company; Formerly:
                                                                      Director, Funds
                                                                      Management Research;
                                                                      Mutual Fund/Securities
                                                                      Analyst; Senior Mutual
                                                                      Fund Analyst, Jefferson
                                                                      Pilot Corp.
John (Jack) A.           Chief              Chief Compliance          Vice President, Investment        N/A             N/A
Weston                   Compliance         Officer since May 2007    Advisor Chief Compliance
One Granite Place        Officer                                      Officer, The Lincoln
Concord, NH 03301                                                     National Life Insurance
YOB: 1959                                                             Company; Formerly:
                                                                      Treasurer, Jefferson Pilot
                                                                      Variable Fund, Inc.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act

                                                                              27

as a liaison with the Board of Trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the funds' systems of control, the funds' process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the funds. The members of the Audit Committee include independent trustees: Nancy L. Frisby, Elizabeth S. Hagar, and David H. Windley. The Audit Committee met five times during the last fiscal year.

Effective January 1, 2008, the board of trustees established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary
D. Lemon and Thomas D. Rath. The Investment Committee met four times during the last fiscal year.

On February 23, 2004, the Board of Trustees established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager, Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met one time during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company.

Ownership of Securities

As of December 31, 2009 the trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each of the funds. As of December 31, 2009, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees

[To Be Updated by Amendment]

                                                                       Aggregate Dollar Range of Equity
                                                                    Securities in All Registered Investment
                                                                       Companies Overseen by Trustee in
Name of Trustee    Dollar Range of Equity Securities in the Funds       Family of Investment Companies
----------------- ------------------------------------------------ ----------------------------------------
Daniel R. Hayes

Independent Trustees

                                                                                        Aggregate Dollar Range of Equity
                                                                                     Securities in All Registered Investment
                                                                                        Companies Overseen by Trustee in
Name of Trustee               Dollar Range of Equity Securities in the Funds             Family of Investment Companies
---------------------- ------------------------------------------------------------ ----------------------------------------
Michael D. Coughlin,        LVIP Janus Capital Appreciation Fund - $1-$10,000       $10,001-$50,000
Trustee                         LVIP Money Market Fund - $10,001-$50,000
                                  LVIP Delaware Bond Fund - $1-$10,000
                           LVIP Mondrian International Value Fund - $1-$10,000
Nancy L. Frisby           LVIP Delaware Growth & Income Fund - $10,001-$50,000                   Over $100,000
                          LVIP Delaware Social Awareness Fund - $10,001-$50,000
                       LVIP Delaware Special Opportunities Fund - $10,001-$50,000
                            LVIP SSgA Small Cap Index Fund - $10,001-$50,000
Elizabeth S. Hager           LVIP Delaware Growth & Income Fund - $1-$10,000        $10,001-$50,000
                          LVIP Delaware Social Awareness Fund - $10,001-$50,000
                            LVIP Janus Capital Appreciation Fund - $1-$10,000
                           LVIP Mondrian International Value Fund - $1-$10,000
Gary D. Lemon             LVIP Delaware Growth & Income Fund - $10,001-$50,000      $10,001-$50,000
Kenneth G. Stella         LVIP Delaware Social Awareness Fund - $10,001-$50,000     $10,001-$50,000
                       LVIP Delaware Special Opportunities Fund - $10,001-$50,000
David H. Windley          LVIP Delaware Social Awareness Fund - $10,001-$50,000     $10,001-$50,000
                       LVIP Delaware Special Opportunities Fund - $10,001-$50,000

28

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2008:

                              Compensation Table

                                     Aggregate Compensation      Total Compensation From the
Name of Person, Position                 From the Trust            Trust And Fund Complex
--------------------------------    ------------------------    ----------------------------
  Michael D. Coughlin, Trustee               $51,771                       $56,500
  Nancy L. Frisby, Trustee                    50,771                        55,500
  Elizabeth S. Hager, Trustee                 43,802                        48,500
  Gary D. Lemon, Trustee                      45,802                        50,500
  Thomas D. Rath, Trustee                     44,802                        45,000
  Kenneth G. Stella, Trustee                  44,302                        49,000
  David H. Windley, Trustee                   45,798                        50,500

Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is 1300 South Clinton Street, Fort Wayne, Indiana 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The advisory fee rates payable by both the Standard Class and the Service Class of each fund to LIA are set forth in the following table:

                                                        Annual Fee Rate Based on
Fund                                                    Average Daily Net Asset Value
------------------------------------------------------- ------------------------------------------------
         LVIP Baron Growth Opportunities Fund.......... 1.00% of the average daily net assets.

         LVIP Capital Growth Fund...................... .75 of 1% of the first $100 million;
                                                        .70 of 1% of the next $150 million;
                                                        .65 of 1% of the next $750 million;
                                                        and 0.60 of 1 %of the excess over $1 billion.

         LVIP Cohen & Steers Global Real Estate Fund... .95 of 1% of average daily net assets.

         LVIP Columbia Value Opportunities Fund........ 1.05 of 1% of the first $60 million;
                                                        .75 of 1% of the next $90 million;
                                                        and .65 of 1 % of the excess over $150 million.

         LVIP Delaware Bond Fund....................... .48 of 1% of the first $200 million;
                                                        .40 of 1% of the next $200 million; and
                                                        .30 of 1% in excess over $400 million.

         LVIP Delaware Growth and Income Fund.......... .48 of 1% of the first $200 million;
                                                        .40 of 1% of the next $200 million; and
                                                        .30 of 1% in excess over $400 million.

         LVIP Delaware Social Awareness Fund........... .48 of 1% of the first $200 million;
                                                        .40 of 1% of the next $200 million; and
                                                        .30 of 1% in excess over $400 million.

         LVIP Delaware Special Opportunities Fund...... .48 of 1% of the first $200 million;
                                                        .40 of 1% of the next $200 million; and
                                                        .30 of 1% in excess over $400 million.

                                                                              29

                                                                 Annual Fee Rate Based on
Fund                                                             Average Daily Net Asset Value
---------------------------------------------------------------- -------------------------------------------------

         LVIP Janus Capital Appreciation Fund................... .75 of 1% of the first $500 million; and
                                                                 .70 of 1% of the excess over $500 million.

         LVIP Marsico International Growth Fund................. 1.00 of 1% of the first $50 million;
                                                                 .95 of 1% of the next $50 million;
                                                                 .90 of 1% of the next $50 million;
                                                                 .85 of 1% of the next $100 million;
                                                                 and .80 of 1 % of the excess over $250 million.

         LVIP MFS Value Fund.................................... .75 of 1% of the first $75 million;
                                                                 .70 of 1% of the next $75 million;
                                                                 .65 of 1% of the next $50 million;
                                                                 and .60 of 1 % of the excess over $200 million.

         LVIP Mid-Cap Value Fund................................ 1.05 of 1% of the first $25 million;
                                                                 .95 of 1% of the next $25 million;
                                                                 .85 of 1% of the next $50 million;
                                                                 .75 of 1% of the next $150 million;
                                                                 and .70 of 1 % of the excess over $250 million.

         LVIP Mondrian International Value Fund................. .90 of 1% of the first $200 million;
                                                                 .75 of 1% of the next $200 million; and
                                                                 .60 of 1% in excess over $400 million.

         LVIP Money Market Fund................................. .48 of 1% of the first $200 million;
                                                                 .40 of 1% of the next $200 million; and
                                                                 .30 of 1% in excess over $400 million.

         LVIP SSgA Bond Index Fund.............................. .40 of 1% of the average daily net asset value.

         LVIP SSgA International Index Fund..................... .40 of 1% of the average daily net asset value.

         LVIP SSgA S&P 500 Index Fund........................... .24 of 1% of the first $500 million;
                                                                 .20 of 1% of the next $500 million and
                                                                 .16 of 1% of the excess over $1 billion.

         LVIP SSgA Small-Cap Index Fund......................... .32 of 1% of the average daily net asset value.

         LVIP SSgA Large Cap 100 Fund........................... .52 of 1% of the average daily net asset value.

         LVIP SSgA Small Mid-Cap 200 Fund....................... .69 of 1% of the average daily net asset value.

         LVIP SSgA Developed International 150 Fund............. .75 of 1% of the average daily net asset value.

         LVIP SSgA Emerging Markets 100 Fund.................... 1.09 of 1% of the average daily net asset value.

         LVIP T. Rowe Price Growth Stock Fund................... .80 of 1% of the first $50 million;
                                                                 .75 of 1% of the next $50 million;
                                                                 .70 of 1% of the next $150 million;
                                                                 .65 of 1% of the next $250 million;
                                                                 and .60 of 1 % of the excess over $500 million.

         LVIP T. Rowe Price Structured Mid-Cap Growth Fund...... .75 of 1% of the first $200 million;
                                                                 .70 of 1% of the next $200 million; and
                                                                 .65 of 1% of the excess over $400 million.

30

                                                                        Annual Fee Rate Based on
Fund                                                                    Average Daily Net Asset Value
----------------------------------------------------------------------- ------------------------------------------------

         LVIP Templeton Growth Fund.................................... .75 of 1% of the first $200 million;
                                                                        .65 of 1% of the next $300 million;
                                                                        and .60 of 1 % of the excess over $500 million.

         LVIP Turner Mid-Cap Growth Fund............................... .90 of 1% of the first $25 million;
                                                                        .85 of 1% of the next $50 million;
                                                                        .80 of 1% of the next $75 million;
                                                                        .70 of 1% of the next $100 million;
                                                                        and .65 of 1 % of the excess over $250 million.

         LVIP Wells Fargo Intrinsic Value Fund......................... .75% of the first $500 million;
                                                                        .70% of the excess over $500 million

         LVIP Wilshire Risk-based and Target Maturity Profile Funds...  .25 of 1% of the average daily net asset value.


During the last three years, the adviser received the amounts, as illustrated in the table below, for investment advisory services with respect to each fund and its predecessor fund:

Advisory Fees Paid by Each Fund and Its Predecessor Fund

                                                                      2008           2007             2006
                                                                 ------------- ---------------- ---------------
         LVIP Baron Growth Opportunities Fund................... $3,057,596    $3,503,958A            N/A
         LVIP Capital Growth Fund...............................  1,599,864      1,285,793        $ 1,218,873
         LVIP Cohen & Steers Global Real Estate Fund............   1,645,025B     982,793B,O          N/A
         LVIP Columbia Value Opportunities Fund.................    268,740        411,103            627,551
         LVIP Delaware Bond Fund................................  5,394,480       5,048,486C        4,524,648
         LVIP Delaware Growth and Income Fund...................  5,024,286       6,548,807C        6,566,459
         LVIP Delaware Social Awareness Fund....................  3,164,669       4,127,862C        4,150,171
         LVIP Delaware Special Opportunities Fund...............  2,317,757       3,018,843C        2,939,146
         LVIP Janus Capital Appreciation Fund...................   3,220,268E  4,161,942C, E       3,885,527E
         LVIP Marsico International Growth Fund.................  2,035,371      1,609,500            867,262
         LVIP MFS Value Fund....................................  2,255,611      1,314,354            695,445
         LVIP Mid-Cap Value Fund................................  1,044,636        840,185            532,800
         LVIP Mondrian International Value Fund.................  6,108,001       7,304,877C        5,708,416
         LVIP Money Market Fund.................................  4,200,751       2,921,509C        2,002,420
         LVIP SSgA Bond Index Fund..............................   194,955F,G         N/A             N/A
         LVIP SSgA Developed International 150 Fund.............   61,727F,I          N/A             N/A
         LVIP SSgA Emerging Markets 100 Fund....................   62,243H,J          N/A             N/A
         LVIP SSgA International Index Fund.....................   95,017K,F          N/A             N/A
         LVIP SSgA Large Cap 100 Fund........................... 46,520L ,F           N/A             N/A
         LVIP SSgA S&P 500 Index Fund...........................  1,114,890        920,214            564,670
         LVIP SSgA Small-Cap Index Fund.........................    512,044        519,177            539,017
         LVIP SSgA Small-Mid Cap 200 Fund.......................   35,581M,F          N/A             N/A
         LVIP T. Rowe Price Growth Stock Fund...................  1,654,431      1,169,089            665,652
         LVIP T. Rowe Price Structured Mid-Cap growth Fund......  1,623,603       2,099,163C        2,117,324
         LVIP Templeton Growth Fund.............................  1,694,379      1,549,522          1,091,453
         LVIP Turner Mid-Cap Growth Fund........................    270,561N       233,211N           242,883
         LVIP Wells Fargo Intrinsic Value Fund..................  2,124,157       2,466,251C        2,209,631
         LVIP Wilshire Conservative Profile Fund................    627,056        345,678C           173,118
         LVIP Wilshire Moderate Profile Fund....................  2,150,586       1,503,942C          676,048
         LVIP Wilshire Moderately Aggressive Profile Fund.......  1,516,209       1,111,408C          445,889
         LVIP Wilshire Aggressive Profile Fund..................    365,132        301,665C           130,585
         LVIP Wilshire 2010 Profile Fund........................     32,021         3,801O            N/A
         LVIP Wilshire 2020 Profile Fund........................     65,050         8,420O            N/A
         LVIP Wilshire 2030 Profile Fund........................     43,524         4,710O            N/A

                                                                              31

                                                2008     2007    2006
                                              -------- -------- -----
         LVIP Wilshire 2040 Profile Fund..... 25,129   2,486O    N/A

A
On June 5, 2007, the Baron Capital Asset Fund was acquired by the LVIP Baron
   Growth Opportunities Fund. This total includes management fees of $1,405,244 paid by the predecessor fund under a different advisory agreement.

B
During the fiscal year ended December 31, 2008, and December 31, 2007, the adviser waived fees for the LVIP Cohen & Steers Global Real Estate Fund totaling $380,953 and $227,478 respectively.

C
Commencing on April 30, 2007, Lincoln Investment Advisors Corporation, a subsidiary of Lincoln National Corporation, replaced DMC as the funds' investment adviser. The portion of the 2007 payment attributed to DMC was $14,951,681. During this period, DMC waived fees totaling $371,655.

D
During the fiscal years ended December 31, 2009, 2008 and 2007, the adviser waived fees for the LVIP FI Equity-Income Fund totaling $_____, $_____, and $_____ respectively. The LVIP FI Equity-Income Fund became known as the LVIP Wells Fargo Intrinsic Value Fund effective October 1, 2009.

E
During the fiscal years ended December 31, 2008, 2007 and 2006, the adviser waived fees for the LVIP Janus Capital Appreciation Fund totaling $568,740, $733,530, and $693,021, respectively.

F
The Fund commenced operations on May 1, 2008.

G During the fiscal year ended December 31, 2008, the adviser waived fees for the LVIP SSgA Bond Index Fund totaling $34,117.

H
The Fund commenced operations on June 18, 2008.

I
During the fiscal year ended Decemger 31, 2008, the adviser waived fees for the LVIP SSgA Developed International 150 Fund totaling $28,806.

J
During the fiscal year ended December 31, 2008, the adviser waived fees for the LVIP SSgA Emerging Markets 100 Fund totaling $39,402.

K
During the fiscal year ended December 31, 2008, the adviser waived fees for the LVIP SSgA International Index Fund totaling $14,252.

L
During the fiscal year ended December 31, 2008, the adviser waived fees for the LVIP SSgA Large Cap 100 Fund totaling $10,735.

M
During the fiscal year ended December 31, 2008, the adviser waived fees for the LVIP SSgA Small-Mid Cap 200 Fund totaling $14,954.

N
During the fiscal year ended December 31, 2008 and December 31, 2007, the adviser waived fees for the LVIP Turner Mid-Cap Growth Fund totaling $27,124 and $16,170 respectively.

O
The Fund commenced operations on April 30, 2007.

Pursuant to an Investment Management Agreement dated April 30, 2007 (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

With respect to the LVIP Cohen & Steers Global Real Estate Fund, the adviser has contractually agreed to waive the following portion of its advisory fee:
0.22% on the first $250,000,000 of average daily net assets of the Fund; 0.32% of the excess over $250,000,000 of average daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

To help limit expenses, the adviser has contractually agreed to waive the following portion of its advisory fee for the LVIP T. Rowe Price Structured Mid-Cap Growth Fund: 0.05% of the excess over $750,000,000 of average daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP Janus Capital Appreciation Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.15% of the first $100,000,000 of average daily net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund. The fee waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP Wells Fargo Intrinsic Value Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $250,000,000 of average daily net assets of the Fund; 0.08% on the next $500,000,000 of average

32

daily net assets of the Fund; 0.13% on the excess over $750,000,000 of average daily net assets of the Fund. This waiver will continue through at least April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP SSgA Bond Index Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.07% on the first $500,000,000 of average daily net assets of the Fund; 0.12% of the excess over $500,000,000 of daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP SSgA International Index Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.07% on the first $500,000,000 of average daily net assets of the Fund; 0.10% of the excess over $500,000,000 of daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP SSgA Large Cap 100 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.12% on the first $100,000,000 of average daily net assets of the Fund; 0.22% of the excess over $100,000,000 of daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP SSgA Small-Mid Cap Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.29% on the first $100,000,000 of average daily net assets of the Fund; 0.39% of the excess over $100,000,000 of daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP SSgA Developed International 150 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.35% on the first $100,000,000 of average daily net assets of the Fund; 0.43% of the excess over $100,000,000 of daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP SSgA Emerging Markets 100 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.69% on the first $100,000,000 of average daily net assets of the Fund; 0.76% of the excess over $100,000,000 of daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP Turner Mid-Cap Growth Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.10% on the first $25,000,000 of average daily net assets of the Fund; 0.05% of the next $50,000,000 of average daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

With respect to the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund, the adviser has contractually agreed to waive the following portion of its advisory fee: 0.05% of average daily net assets of the Fund. The waiver agreement will continue at least through April 30, 2010 and will renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

There can be no assurance that the above fee waivers will continue beyond the dates indicated.

Sub-Advisers. As adviser, LIA is primarily responsible for investment decisions affecting each of the funds under its management. However, LIA has entered into sub-advisory agreements with several professional investment management firms. These firms provide some or substantially all of the investment advisory services required by a number of the funds, including day-to-day investment management of those funds' portfolios. Each sub-adviser makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-advisers and their fees:

                                                                              Annual Fee Rate Based On
Fund                               Sub-Adviser                              Average Daily Net Asset Value
-------------------------- -------------------------- ------------------------------------------------------------------------
LVIP Baron Growth          BAMCO, Inc.                0.50% of the fund's average daily net assets.
Opportunities Fund         767 Fifth Avenue
                           New York, NY 10153
LVIP Capital Growth Fund   Wellington Management      0.45% of the first $100 million of the fund's average daily net assets;
                           Company, LLP (Wellington   0.40% of the fund's average daily net assets over $100 million.
                           Management)
                           75 State Street
                           Boston Massachusetts
                           02109

                                                                              33

Fund                                    Sub-Adviser
----------------------------- ------------------------------
LVIP Cohen & Steers Global    Cohen & Steers Capital
Real Estate Fund              Management, Inc.
                              280 Park Avenue)
                              New York, NY 10017
LVIP Columbia Value           Columbia Management
Opportunities Fund            Advisors, LLC.
                              One Financial Center
                              Boston, MA 02111
LVIP Delaware Bond Fund       Delaware Management
                              Company (DMC)
                              2005 Market Street
                              Philadelphia, PA 19103
LVIP Delaware Growth and      Delaware Management
Income Fund                   Company (DMC)
                              2005 Market Street
                              Philadelphia, PA 19103
LVIP Delaware Social          Delaware Management
Awareness Fund                Company (DMC)
                              2005 Market Street
                              Philadelphia, PA 19103
LVIP Delaware Special         Delaware Management
Opportunities Fund            Company (DMC)
                              2005 Market Street
                              Philadelphia, PA 19103
LVIP Janus Capital            Janus Capital Management
Appreciation Fund             LLC (Janus)
                              151 Detroit Street
                              Denver, CO 80206
LVIP Marsico International    Marsico Capital
Growth Fund                   Management, LLC (Marsico)
                              1200 17th Street, Suite 1600
                              Denver, Colorado 80202
LVIP MFS Value Fund           Massachusetts Financial
                              Services Company (MFS)
                              500 Boylston Street
                              Boston, Massachusetts
                              02116
LVIP Mid-Cap Value Fund       Wellington Management
                              75 State Street
                              Boston, Massachusetts
                              02109
LVIP Mondrian International   Mondrian Investment
Value Fund                    Partners Limited.
                              10 Gresham Street,
                              London, United Kingdom
                              EC2V 7JD
LVIP Money Market Fund        Delaware Management
                              Company (DMC)
                              2005 Market Street
                              Philadelphia, PA 19103
LVIP SSgABond Index Fund      SSgA Funds Management,
                              Inc.
                              One Lincoln Street
                              Boston, MA 02111

                                                         Annual Fee Rate Based On
Fund                                                   Average Daily Net Asset Value
----------------------------- ------------------------------------------------------------------------------
LVIP Cohen & Steers Global    0.55% on the first $150 million of the fund's average daily net assets;
Real Estate Fund              0.45% on the next $100 million of the fund's average daily net assets;
                              0.35% on the excess of $250 million of the fund's average daily net assets.
LVIP Columbia Value           0.75% on the first $60 million of the fund's average daily net assets;
Opportunities Fund            0.50% on the next $90 million of the fund's average daily net assets;
                              0.40% on the excess of $150 million of the fund's average daily net assets.
LVIP Delaware Bond Fund       0.18% of the fund's average daily net assets.
LVIP Delaware Growth and      0.20% of the fund's average daily net assets.
Income Fund
LVIP Delaware Social          0.20% of the fund's average daily net assets.
Awareness Fund
LVIP Delaware Special         0.20% of the fund's average daily net assets.
Opportunities Fund
LVIP Janus Capital            0.40% on the first $250 million of the fund's average daily net assets;
Appreciation Fund             0.35% on the next $500 million of the fund's average daily net assets;
                              0.30% on the next $750 million of the fund's average daily net assets;
                              0.25% on any excess of the fund's average daily net assets over $1.5 billion.
LVIP Marsico International    0.50% on the first $300 million of the fund's average daily net assets;
Growth Fund                   0.45% on the next $100 million of the fund's average daily net assets;
                              0.40% on the next $600 million of the fund's average daily net assets;
                              0.35% on any excess of the fund's average daily net assets over $1 billion.**
LVIP MFS Value Fund           0.375% on the first $250 million of the fund's average daily net assets;
                              0.35% on the next $250 million of the fund's average daily net assets;
                              0.325% on any excess of the fund's average daily net assets over $500 million.
LVIP Mid-Cap Value Fund       0.75% on the first $25 million of the fund's average daily net assets;
                              0.65% on the next $25 million of the fund's average daily net assets;
                              0.55% on the next $50 million of the fund's average daily net assets;
                              0.45% on any excess of the fund's average daily net assets over $100 million.***
LVIP Mondrian International   0.40% on the first $800 million of the fund's average daily net assets;
Value Fund                    0.35% on the next $500 million of the fund's average daily net assets;
                              0.30% on any excess of the fund's average daily net assets over $1.3 billion.****
LVIP Money Market Fund        0.18% of the fund's average daily net assets.
LVIP SSgABond Index Fund      0.06% on the first $100 million of the fund's average daily net assets;
                              .03% on the next $400 million of the fund's average daily net assets;
                              .02% on the excess over $500 million of the fund's daily net assets. Subject to a minimum annual fee of $100,000.

34

Fund                                Sub-Adviser
--------------------------- ---------------------------
LVIP SSgA International     SSgA Funds Management,
Index Fund                  Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP SSgA S&P 500 Index     SSgA Funds Management,
Fund                        Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP SSgA Small-Cap Index   SSgA Funds Management,
Fund                        Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP SSgA Developed         SSgA Funds Management,
International 150 Fund      Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP SSgA Emerging          SSgA Funds Management,
Markets 100 Fund            Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP SSgA Large Cap 100     SSgA Funds Management,
Fund                        Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP SSgA Small-Mid Cap     SSgA Funds Management,
200 Fund                    Inc.
                            One Lincoln Street
                            Boston, MA 02111
LVIP T. Rowe Price Growth   T. Rowe Price Associates,
Stock Fund                  Inc. (T. Rowe Price)
                            100 East Pratt Street
                            Baltimore, MD 21202
LVIP T. Rowe Price          T. Rowe Price Associates,
Structured Mid-Cap Growth   Inc. (T. Rowe Price)
Fund                        100 East Pratt Street
                            Baltimore, MD 21202
LVIP Templeton Growth       Templeton Investment
Fund                        Counsel, LLC (Templeton)
                            500 East Broward
                            Boulevard, Suite 2100
                            Fort Lauderdale, Florida
                            33394

                                                        Annual Fee Rate Based On
Fund                                                  Average Daily Net Asset Value
--------------------------- --------------------------------------------------------------------------------
LVIP SSgA International     0.10% on the first $50 million;
Index Fund                  0.08% on the next $50 milion;
                            0.06% on the next $400 milllion;
                            0.04% on the excess over $500 million. Subject to a minimum annual fee of
                            $100,000
LVIP SSgA S&P 500 Index     0.015% on the first $1 billion of the fund's average daily net assets;
Fund                        0.01% on any excess of the fund's average daily net assets over $1 billion.
                            Subject to a minimum annual fee of $100,000.
LVIP SSgA Small-Cap Index   0.03% on the first $500 million of the fund's average daily net assets;
Fund                        0.02% on any excess of the fund's average daily net assets over $500 million. Subject to a minimum annual fee of $100,000
LVIP SSgA Developed         0.18% on the first $50 million of the fund's average daily net assets;
International 150 Fund      0.10% on the next $50 milllion of the fund's average daily net assets;
                            0.06% on the next $400 million of the fund's average daily net assets; and
                            0.04% on any excess of the fund's average daily net assets over $500 million. Subject to a minimum annual fee of $50,000
LVIP SSgA Emerging          0.18% on the first $50 million of the fund's average daily net assets;
Markets 100 Fund            0.10% on the next $50 milllion of the fund's average daily net assets;
                            0.06% on the next $400 million of the fund's average daily net assets; and
                            0.05% on any excess of the fund's average daily net assets over $500 million. Subject to a minimum annual fee of $50,000
LVIP SSgA Large Cap 100     0.18% on the first $50 million of the fund's average daily net assets;
Fund                        0.10% on the next $50 milllion of the fund's average daily net assets;
                            0.05% on the next $400 million of the fund's average daily net assets; and
                            0.02% on any excess of the fund's average daily net assets over $500 million. Subject to a minimum annual fee of $50,000
LVIP SSgA Small-Mid Cap     0.18% on the first $50 million of the fund's average daily net assets;
200 Fund                    0.10% on the next $50 milllion of the fund's average daily net assets;
                            0.05% on the next $400 million of the fund's average daily net assets; and
                            0.02% on any excess of the fund's average daily net assets over $500 million. Subject to a minimum annual fee of $50,000
LVIP T. Rowe Price Growth   0.40% on the first $250 million of the fund's average daily net assets;
Stock Fund                  0.375% on the next $250 million of the fund's average daily net assets;
                            0.35% on any excess of the fund's average daily net assets over $500 million.
LVIP T. Rowe Price          0.50% for the first $250 million of the fund's average daily net assets;
Structured Mid-Cap Growth   0.45% of the next $500 million of the fund's average daily net assets;
Fund                        0.40% of the excess of the fund's average daily net assets over $750 million.
LVIP Templeton Growth       0.50% for the first $200 million of the fund's average daily net assets;
Fund                        0.425% of the next $300 million of the fund's average daily net assets;
                            0.40% of the excess of the fund's average daily net assets over $500 million.

                                                                              35

Fund                                  Sub-Adviser
---------------------------- -----------------------------
LVIP Turner Mid-Cap Growth   Turner Investment Partners,
Fund                         Inc.
                             1205 Westlakes Drive, Suite
                             100
                             Berwyn, Pennsylvania
                             19312
LVIP Wells Fargo Intrinsic   Metropolitan West Capital
Value Fund                   Management, LLC.
                             (MetWest Capital))
                             610 Newport Center Drive,
                             Suite 1000
                             Newport Beach, CA 92660
LVIP Wilshire Profile        Wilshire Associates
Funds:                       Incorporated (Wilshire)
Conservative Profile Fund    1299 Ocean Avenue
Moderate Profile Fund        Suite 700
Moderately Aggressive        Santa Monica, CA 90401
Profile Fund
Aggressive Profile Fund
2010 Profile Fund
2010 Profile Fund
2020 Profile Fund
2030 Profile Fund
2040 Profile Fund

                                                          Annual Fee Rate Based On
Fund                                                   Average Daily Net Asset Value
---------------------------- ---------------------------------------------------------------------------------
LVIP Turner Mid-Cap Growth   0.50% on the first $150 million of the fund's average daily net assets;
Fund                         0.45% on any excess of the fund's average daily net assets over $150 million.
LVIP Wells Fargo Intrinsic   0.40% of the first $250 million of the fund's average daily net assets;
Value Fund                   0.35% of any excess of the fund's average daily net assets over $750 million.
LVIP Wilshire Profile        Each fund's pro-rata portion of the Profile Funds' combined net assets fee of:
Funds:                       0.08% of the first $500 million of the fund's average daily net assets;
Conservative Profile Fund    0.06% of the fund's daily average net assets over $500 million but less than
Moderate Profile Fund        $1 billion;
Moderately Aggressive        0.05% of the fund's daily net assets over $1 billion but less than $3 billion;
Profile Fund                 0.04% of any excess of the fund's average daily net assets over $3
Aggressive Profile Fund      billion.*****
2010 Profile Fund
2010 Profile Fund
2020 Profile Fund
2030 Profile Fund
2040 Profile Fund

* Prior to January 1, 2009, the sub-adviosry fee as the following: 0.45% first $250,000,000 of the average daily net assets of the fund; 0.40% on the next $500,000,000 of average daily net assets of the fund; and 0.35% on any excess of the fund's average daily net assts over $750,000,000. Prior to September 1, 2006, the sub-advisory fee was the following: 0.48% on the first $250,000,000 of the average daily net assets of the fund; 0.43% on the next $500,000,000 of average daily net assets of the fund; and 0.38% on any excess of the fund's average daily net assets over $750,000,000.

**Prior to December 15, 2007, the sub-advisory fee was the following: 0.50% of the average daily net assets of the fund.

*** Prior to July 1, 2008, the sub-advisory fee was the following: 0.40% on the frist $250,000,000 of the average daily net assets of the fund; 0.35% on th next $250,000,000 of the average daily net assets of the fund; and 0.325% on any excess of the fund's average daily net assets over $500,000,000.

**** Prior to May 1, 2008, the sub-advisory fee was the following: 0.20% of the average daily net assets of the fund.

***** Prior to April 30, 2007, the sub-advisory fee was the following: Each fund's pro-rata portion of the Profile Funds' combined net assets fee of:
   0.10% of the first $250 million; 0.06% over $250 million but less than $1 billion; 0.05% over $1 billion but less than $3 billion; 0.04% of the amount over $3 billion.

BAMCO, Inc., a New York corporation, is a wholly-owned subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO's chief investment officer.

Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), was founded in 1986 as the first U.S. investment adviser to focus on investing in real estate securities and is registered with the SEC. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc. a public company listed on the New York Stock Exchange (NYSE: CNS).

Columbia Management Advisors, LLC. (Columbia Management) is an indirect, wholly-owned subsidiary of Bank of Ameria Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia Management, including among others, commerical banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities.

DMC and its predecessors have been managing mutual funds since 1938. As of December 31, 2008, DMC and its affiliates were managing in excess of $115 billion in assets in various institutional or separately managed investment company and insurance accounts. DMC is a series of DMBT, a Delaware Statutory trust registered with the SEC as an investment adviser. DMBT's address is 2005 Market Street, Philadelphia, Pennsylvania 19103. DMBT is an indirect subsidiary of DMH. DMH is an indirect subsidiary, and subject to the ultimate control, of LNC.

Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus Capital Management LLC is a direct subsidiary of Janus Capital Group, Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital Management LLC, with the remaining 5% held by Janus Management Holdings Corporation.

Marsico is a registered investment adviser and a Delaware Limited Liability Company. Marsico was formed in 1997, and provides investment management services to other mutual funds and private accounts. As of December 31, 2008, Marsico had approximately

36

$55.6 billion under management. Marsico is an indirect subsidiary of Marsico Management Equity, LLC, a Delaware limited liability company, which purchased Marsico from a subsidiary of Bank of America Corporation effective December 14, 2007. Marsico Management Equity, LLC, through its subsidiaries, now own at least 88% of all common equity interests in Marsico on a fully diluted bases (including 100% of all voting interests).

Metropolitan West Capital Management, LLC (MetWest Capital) was founded in 1992 and is an SEC-registered asset management firm based in Newport Beach, California. MetWest is majority owned by Evergreen Investments, which is part of Wells Capital (the asset management division of Wells Fargo) and minority owned by its key professionals: Gary W. Lisenbee, Howard Gleicher, and Steven
M. Borowski.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $127.6 billion as of December 31, 2008. MFS is a subsidiary of Sun Life Financial Inc.

Mondrian Investment Partners Limited is owned by its current management and others, including various private investment firms affiliated with Hellman & Friedman LLC, a private equity firm. Mondrian is registered as an investment adviser with the SEC and is regulated in the United Kingdom by the Financial Services Authority. As of December 31, 2008, Mondrian managed over U.S. $48 billion in mutual fund institutional and separately managed accounts.

SSgA Funds Management, Inc. ("SSgA FM") is registered with the Securities and Exchange Commissin as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other adviosry affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation.

T. Rowe Price is one of the nation's largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. As of December 1, 2008, T. Rowe Price had assets under management of approximately $276 billion.

Templeton is a registered investment adviser and a Delaware Limited Liability Company. Templeton is an indirect wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin"), a Delaware corporation. Net assets under the management of the Franklin organization was approximately $416.2 billion as of December 31,2008.

Turner is a registered investment adviser. As of December 31, 2008, it had assets under management totaling approximately $15 billion. Turner is 100% owned by its employees, including Robert E. Turner, who is the Chairman and controlling shareholder of Turner.

Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organization have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Wilshire is 100% owned by key employees including Dennis A. Tito who beneficially owns a majority of the outstanding shares of the company. It is a global investment management, consulting and technology firm that offers customized, institutionally based solutions to meet the investment needs of its clients. Wilshire was formed in 1972 and as of December 31, 2008, the Wilshire Funds Management business unit managed approximately $20.6 billion in assets.

During the last three years, sub-advisers received the following amounts for investment sub-advisory services with respect to the management of each fund and its predecessor fund. LIA, not the fund, pays all sub-advisory fees owed.

Sub-Advisory Fees Paid by the Adviser

[To Be Updated by Amendment]

                                                             2009          2008          2007
                                                        ------------- -------------- -----------
         LVIP Baron Growth Opportunities Fund..........  $1,528,798    $1,049,357A       N/A
         LVIP Capital Growth Fund......................     936,118        756,528    $721,795
         LVIP Cohen & Steers Global Real Estate Fund...     924,237      543,564B        N/A
         LVIP Columbia Value Opportunities Fund........     191,957      303,678C      480,048
         LVIP Delaware Bond Fund.......................   2,900,688      1,866,062       N/A
         LVIP Delaware Growth and Income Fund..........   2,976,191      2,723,342       N/A
         LVIP Delaware Social Awareness Fund...........   1,736,446      1,604,838       N/A
         LVIP Delaware Special Opportunities Fund......   1,173,715      1,110,458       N/A

                                                                              37

                                                                     2009        2008         2007
                                                                 ----------- ----------- -------------
         LVIP FI Equity-Income Fund.............................  2,149,582   3,298,469    2,780,547D
         LVIP Janus Capital Appreciation Fund...................  1,628,073   2,081,157    1,960,366
         LVIP Marsico International Growth Fund.................  1,109,812     859,262      409,778
         LVIP MFS Value Fund....................................  1,285,394     746,312     447,355E
         LVIP Mid-Cap Value Fund................................    696,194     568,940      363,245
         LVIP Mondrian International Value Fund.................  2,800,663   2,134,959    1,552,452
         LVIP Money Market Fund.................................  2,184,451   1,045,133       N/A
         LVIP SSgA Bond Index Fund..............................   66,940F       N/A          N/A
         LVIP SSgA Developed International Index Fund...........   33,470F       N/A          N/A
         LVIP SSgA Emerging Markets 100 Fund....................   26,913G       N/A          N/A
         LVIP SSgA International Index Fund.....................   66,940F       N/A          N/A
         LVIP SSgA Large Cap 100 Fund...........................   33,470F       N/A          N/A
         LVIP SSgA S&P 500 Index Fund...........................   100,000H     100,000      117,639
         LVIP SSgA Small-Cap Index Fund.........................   100,000H     186,684      358,724
         LVIP SSgA Small-Mid Cap 200 Fund.......................   33,470F       N/A          N/A
         LVIP T. Rowe Price Growth Stock Fund...................    902,735     626,692      341,712
         LVIP T. Rowe Price Structured Mid-Cap Growth Fund......  1,092,210   1,409,399    1,414,319
         LVIP Templeton Growth Fund.............................  1,126,968   1,031,471      687,321
         LVIP Turner Mid-Cap Growth.............................    152,148     139,061      161,380
         LVIP Wells Fargo Intrinsic Value Fund..................  1,314,585   1,519,751    1,455,198
         LVIP Wilshire Conservative Profile Fund................    151,462      88,342       65,640
         LVIP Wilshire Moderate Profile Fund....................    519,290     384,791      207,666
         LVIP Wilshire Moderately Aggressive Profile Fund.......    366,038     284,241      140,895
         LVIP Wilshire Aggressive Profile Fund..................     88,150      77,115       52,248
         LVIP Wilshire 2010 Profile Fund........................      7,729      952B         N/A
         LVIP Wilshire 2020 Profile Fund........................     15,697     2,114B        N/A
         LVIP Wilshire 2030 Profile Fund........................     10,510     1,181B        N/A
         LVIP Wilshire 2040 Profile Fund........................      6,065      623B         N/A

A
Following the close of business on June 4, 2007, the LVIP Baron Growth
   Opportunities Fund received all of the assets and liabilities of the Baron Capital Asset Fund, a series of the Baron Capital Funds Trust.

B
The Fund commenced operations on April 30, 2007.

C
Commencing October 15, 2007, Columbia Management Advisors LLC. replaced
   Dalton, Greiner, Hartman, Maher & Co. as the fund's sub-adviser. The portion of the 2007 payment attributed to Columbia was $41,924.

D
Commencing October 1, 2009, Metropolitan West Capital Management, LLC
     (MetWest Capital) replaced Pyramis Global Advisors, LLC, as the fund's sub-adviser. The portion of the 2009 payment attributed to MetWest Capital was $_____.

E
Commencing November 15, 2006, Massachusetts Financial Services Company (MFS) replaced Credit Suisse Asset Management as the fund's sub-adviser. The portion of the 2006 payment attributed to MFS was $18,529.

F
The Fund commenced operations on May 1, 2008.

G
The Fund commenced operations on June 18, 2008.

H
Commencing May 1,2008, SSgA Funds Management, Inc. replaced Mellon Capital
   Management Corporation as the Fund's sub-adviser. The portion of the 2008 payment attributed to Mellon was $33,060 for SSgA S&P 500 Index Fund and $33,060 for SSgA Small Cap Index Fund.

Service marks.The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.

In the prospectus and sales literature, the name Baron will be used with the LVIP Baron Growth Opportunities Fund; Cohen & Steers will be used with the LVIP Cohen & Steers Global Real Estate Fund; Columbia will be used with the LVIP Columbia Value Opportunities Fund; Delaware will be used with the LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund and LVIP Delaware Special Opportunities Fund; Janus will be used with the LVIP Janus Capital Appreciation Fund; Marsico will be used with the LVIP Marsico International Growth Fund; MFS will be used with the LVIP MFS Value Fund; Mondrian

38

Investment Partners Limited will be used with the LVIP Mondrian International Fund; SSgA Funds Management, Inc. (SSgA FM) will be used for LVIP Bond Index Fund, LVIP International Index Fund, LVIP SSgA S&P 500 Index Fund,LVIP SSgA Small-Cap Index Fund, LVIP Developed International 150 Fund, LVIP Emerging Markets 100 Fund, LVIP Large Cap 100 Fund, and LVIP Small-Mid Cap 200 Fund; T. Rowe Price will be used with the LVIP T. Rowe Price Growth Stock Fund and LVIP
T. Rowe Price Structured Mid-Cap Growth Fund; Templeton will be used with the LVIP Templeton Growth Stock Fund; Turner will be used with the LVIP Turner Mid-Cap Growth Fund; Wells Fargo will be used with the LVIP Wells Fargo Intrinsic Value Fund; Wilshire will be used with the LVIP Wilshire Risk-based and LVIP Wilshire Target Maturity Funds. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular fund it advises. In addition, the Trust has licensed certain trademarks and the trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the LVIP SSgA S&P 500 Index Fund.

LIA has obtained a license to use the trademarks of MSCI (Reg. TM) and EAFE (Reg. TM) in connection with the LVIP SSgA International Index Fund.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. With the exception of the LVIP Wilshire Risk-based and LVIP Wilshire Target Maturity Funds, the board of trustees has delegated to each fund's sub-adviser responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by sub-advisers on behalf of the funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

With respect to the LVIP Wilshire Risk-based and LVIP Wilshire Target Maturity Funds (which are each a fund of funds), these funds will vote the shares in the same proportion as the vote of all other holders of shares of the underlying fund, as described in Section 12(d)(1)(E)(iii)(aa) of the 1940 Act. This type of proxy voting structure is commonly referred to as "echo voting". The proxy voting policies and procedures to be followed by these funds are attached herto in Appendix B.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http:// www.sec.gov.

                                                                              39

Portfolio Managers
The following provides information regarding each portfolio managers' other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed

The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2009: [To Be Updated by Amendment]

                                                      Registered                    Other Pooled
                                                 Investment Companies           Investment Vehicles
                                            ------------------------------ ------------------------------
                                             Number of   Total Assets* in   Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts      Accounts     the Accounts
------------------------------------------- ----------- ------------------ ----------- ------------------
BAMCO, Inc.
Ron Baron..................................       7           $ 6,314            3           $  117
Cohen & Steers Capital Management, Inc.
Scott Crowe................................       3               588           17            2,960
Joseph Harvey..............................      19             7,387           25            3,338
Chip McKinley..............................       1               126           15            2,783
Columbia Management Advisors, LLC
Christian K. Stadlinger....................       2             1,400            0                0
Jarl Ginsberg..............................       2             1,400            0                0
Delaware Management Company
Christopher Adams..........................      16             2,200            0                0
Christopher Beck...........................       6             1,500            0                0
Thomas H. Chow.............................      17             8,200            0                0
Roger A Early..............................      23             8,700            0                0
Michael Hughes.............................       6             1,500            0                0
Cynthia I. Isom............................       7             2,500            0                0
Kent Madden................................       6             1,500            0                0
Francis Morris.............................      16             2,200            0                0
Michael Morris.............................      16             2,200            0                0
Donald Padilla.............................      16             2,200            0                0
Janus Capital Management LLC
Jonathan D. Coleman........................       6            10,008            0                0
Daniel Riff................................       7            10,444            0                0
Marsico Capital Management, LLC
James G. Gendelman.........................      20           $ 7,216            7           $1,022
Metropolitan West Capital Management,
 LLC                                             12           $ 4,487            5           $  393
Massachusetts Financial Services Company
Nevin Chitkara.............................      20            25,300            4            1,500
Steven Gorham..............................      20            25,300            4            1,500
Mondrian Investment Partners Limited
Elizabeth Desmond..........................       9             1,800            2              800
Clive Gillmore.............................       3             1,400            1            1,100
Emma Lewis.................................       3               500            2              600

                                                   Other Accounts
                                            -----------------------------
                                             Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts
------------------------------------------- ----------- -----------------
BAMCO, Inc.
Ron Baron..................................      47           $  352
Cohen & Steers Capital Management, Inc.
Scott Crowe................................      15              485
Joseph Harvey..............................      46            2,196
Chip McKinley..............................       9              404
Columbia Management Advisors, LLC
Christian K. Stadlinger....................      29               20
Jarl Ginsberg..............................      29               20
Delaware Management Company
Christopher Adams..........................      19**            455
Christopher Beck...........................      11**             84
Thomas H. Chow.............................       9**          1,200
Roger A Early..............................      15**          2,700
Michael Hughes.............................       5**             89
Cynthia I. Isom............................       4**            792
Kent Madden................................       7**             85
Francis Morris.............................      20**            455
Michael Morris.............................      16**            455
Donald Padilla.............................      19**            455
Janus Capital Management LLC
Jonathan D. Coleman........................       2               15
Daniel Riff................................       2               15
Marsico Capital Management, LLC
James G. Gendelman.........................      18           $1,532
Metropolitan West Capital Management,
 LLC                                            410           $5,713
Massachusetts Financial Services Company
Nevin Chitkara.............................      27            6,400
Steven Gorham..............................      27            6,400
Mondrian Investment Partners Limited
Elizabeth Desmond..........................      23            6,100
Clive Gillmore.............................      20            1,400
Emma Lewis.................................       5            1,000

40

                                                      Registered                    Other Pooled
                                                 Investment Companies           Investment Vehicles
                                            ------------------------------ ------------------------------
                                             Number of   Total Assets* in   Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts      Accounts     the Accounts
------------------------------------------- ----------- ------------------ ----------- ------------------
SSgA Funds Management, Inc.
Global Structured Products Group...........      92           42,560           209          271,560
Passive Fixed Income Team..................       9            4,000            88           49,000
T. Rowe Price Associates, Inc.
P. Robert Bartolo..........................      12           17,975             1              131
Donald J. Peters...........................      13            1,254             0                0
Templeton Investment Counsel, LLC
Peter Nori.................................      11           11,046             3              883
Cindy Sweeting.............................       7           23,638             2            4,830
Tina Sadler................................      11            4,358             4              106
Turner Investment Partners, Inc.
Tara R. Hedlund............................       9            2,000            21              195
Christopher McHugh.........................      14            2,400            32              268
Jason D. Schrotberger......................      14            2,300            30              251
Wellington Management Company, L.P.

James N. Mordy.............................      11            9,454             3               66
Andrew J. Shilling.........................       4            1,324             7            1,088
Wilshire Associates Incorporated
Victor Zhang...............................       2              924             2              796

                                                   Other Accounts
                                            -----------------------------
                                             Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts
------------------------------------------- ----------- -----------------
SSgA Funds Management, Inc.
Global Structured Products Group...........     209          151,000
Passive Fixed Income Team..................     109           87,000
T. Rowe Price Associates, Inc.
P. Robert Bartolo..........................       8              434
Donald J. Peters...........................      25            1,116
Templeton Investment Counsel, LLC
Peter Nori.................................      30            3,420
Cindy Sweeting.............................       4            1,588
Tina Sadler................................      30            3,911
Turner Investment Partners, Inc.
Tara R. Hedlund............................      16              499
Christopher McHugh.........................      28            1,100
Jason D. Schrotberger......................      58            1,900
Wellington Management Company, L.P.

James N. Mordy.............................      11            1,068
Andrew J. Shilling.........................      39            4,842
Wilshire Associates Incorporated
Victor Zhang...............................       0                0

                                 * in millions of dollars

** Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

Other Accounts Managed with Performance-Based Advisory Fees

[To Be Updated by Amendment]

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2009:

                                                 Number of Accounts
Adviser/Sub-Adviser and Portfolio Managers      With Incentive Fees     Total Assets
--------------------------------------------   ---------------------   --------------
BAMCO, Inc. (Ron Baron)                                 2              $89,400,000
Columbia Management Advisors, LLC                       0                    0
 (Christian K. Stadlinger, Jarl Ginsberg)
Cohen & Steers Capital Management, Inc.                 0                    0
 (Scott Crowe, Joseph Harvey, Chip
 McKinley)
Delaware Management Company (Francis X.                 1               65,000,000
 Morris, Christopher S. Adams, Michael S.
 Morris, Donald G. Padilla)
Delaware Management Company (Thomas                     0                    0
 H. Chow, Roger A. Early)
Delaware Management Company                             0                    0
 (Christopher Beck, Michael Hughes, Kent
 Madden)
Janus Capital Management LLC (Jonathan                  0                    0
 D. Coleman, Daniel Riff)
Marsico Capital Management, LLC (James                  0                    0
 G. Gendelman)

                                                                              41

                                                  Number of Accounts
Adviser/Sub-Adviser and Portfolio Managers       With Incentive Fees      Total Assets
---------------------------------------------   ---------------------   ----------------
Metropolitan West Capital Management,                    2              $43,00,000
 LLC (Howard Gleicher)
Massachusetts Financial Services Company                 0                    0
 (Nevin Chitkara, Steven Gorham)
Mondrian Investment Partners Ltd. (Clive A.              0                    0
 Gillmore, Elizabeth A. Desmond, Emma R.
 E. Lewis)
SSgA Funds Management, Inc. (Global                      0                    0
 Structured Products Group)
SSgA Funds Management, Inc. (Passive                     0                    0
 Fixed Income Team)
T. Rowe Price Associates, Inc. (P. Robert                0                    0
 Bartolo)
T. Rowe Price Associates, Inc. (Donald J.                0                    0
 Peters)
Templeton Investment Counsel, LLC (Peter                 0                    0
 Nori, Cindy Sweeting, )
Templeton Investment Counsel, LLC (Tina                  1                38,000,000
 Sadler)
Turner Investment Partners, Inc.
Tara R. Hedlund                                          2                81,000,000
Christopher McHugh                                       7               475,000,000
Jason D. Schrotberger                                    6               341,000,000
Wellington Management Company
James N. Mordy                                           3              7,065,366,878
Andrew J. Shilling                                       1                61,685,124
Wilshire Associates Incorporated (Victor                 0                    0
 Zhang)

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a Lincoln VIP fund may be presented with the following potential conflicts:

BAMCO, Inc. ("Baron") (LVIP Baron Growth Opportunities Fund)

Conflicts of interest could arise in connection with managing multiple funds and the accounts of other clients of BAMCO and clients of its affiliated investment adviser. Because of market conditions, client investment restrictions, adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Fund and all clients at all times. BAMCO has joint trading policies and procedures designed to ensure that no Fund or client is systematically given preferential treatment over time. BAMCO's Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board of Directors of Baron Funds annually. Because an investment opportunity may be suitable for multiple accounts, a BAMCO client may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the accounts of clients managed by BAMCO and its affiliate.

To the extent that a portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among the Fund and other accounts may cause a portfolio manager to take action with respect to one client that differs from the action taken with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to BAMCO. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, BAMCO takes all necessary steps to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to the Fund and other accounts.

A conflict could arise when a portfolio manager has an investment in one Fund as opposed to another or has a larger investment in one Fund than in others he manages. The Adviser could also receive a performance-based fee with respect to certain accounts.

42

The Adviser believes that it has policies and procedures in place that address the Fund's potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

Columbia Advisors, LLC ("Columbia") (LVIP Columbia Value Opportunities Fund)

Like other investment professionals with multiple clients, the fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. Columbia Management and the fund have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia Management's Code of Ethics and certain limited exceptions, Columbia Management's investment professionals do not have the opportunity to invest in client accounts, other than the fund.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the fund. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the fund and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Columbia Management's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

"Cross trades," in which a portfolio manager sells a particular security held by the fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia Management and the fund have adopted compliance procedures that provide that any transactions between the fund and another account managed by Columbia Management are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for the fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the fund.

In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manger's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Columbia Management or an affiliate may provide more services (such as distribution or record keeping) for some types of funds or accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to Columbia Management and its affiliates.

                                                                              43

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the fund may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the fund. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of Columbia Management, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the fund.

Part 1A of Columbia Management's Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about Columbia Management's business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Form ADV is available online through the SEC's website at www.adviserinfo.sec.gov.

Portfolio Managers may also face other potential conflicts of interest in managing the Portfolio and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. In addition, Portfolio Managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.

Cohen & Steers Capital Management, Inc. ("Cohen & Steers") (LVIP Cohen & Steers Global Real Estate Fund)

It is possible that conflicts of interest may arise in connection with Cohen & Steers' management of this portfolio for the VIP on the one hand and the investments of other accounts or vehicles for which Cohen & Steers is responsible on the other, but Cohen & Steers carefully monitors the management and trading among its different accounts and has procedures in place to address these potential conflicts and prevent systematic preferential treatment of any one account over another, including the LVIP portfolio.

For example, Cohen & Steers portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the LVIP portfolio and the other accounts or vehicles he or she advises, including accounts managed for the benefit of Cohen & Steers and its affiliates. In addition, due to differences in the investment strategies or restrictions among accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the LVIP portfolio. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers. While this may potentially create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of Cohen & Steers to allocated investment ideas pro-rata to all client accounts with the same primary investment objective.

In addition, Cohen & Steers is affiliated with Cohen & Steers Securities, LLC, a New York-based entity that serves as the distributor of Cohen and Steers' sponsored-mutual funds in the U.S. but provides no other broker/dealer services. We do not believe this affiliation gives rise to any conflict of interest in regard to Cohen & Steers managing this portfolio for LVIP.

Delaware Management Company ("DMC") (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Money Market Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund)

Individual portfolio managers may perform investment management services for other accounts similar to those provided to the funds. The investment action for such other fund or account and funds may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the fund. Additionally, the management of multiple other funds or accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

One of the accounts managed by the portfolio managers has a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Janus Capital Management LLC ("Janus") (LVIP Janus Capital Appreciation Fund)

The portfolio manager may manage other accounts with investment strategies similar to the fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus serves as sub-adviser, and separately managed accounts. Fees earned by Janus may vary among these accounts, the portfolio managers may personally invest in some but not all of these

44

accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role.

These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the fund. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the fund.

However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Marsico Capital Management, LLC ("MCM") (LVIP Marsico International Growth
Fund)

As a general matter, MCM faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to the portfolio. Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although MCM does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he is responsible. MCM seeks to manage competing interest for the time and attention of portfolio managers.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM's Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, MCM seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM's policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM's compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities, and compliance with MCM's Code of Ethics.

Massachusetts Financial Services Company ("MFS") (LVIP MFS Value Fund)

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there may be securities which are suitable for the fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A fund's trade allocation policies may give rise to conflicts of interest if the fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another found or account that may adversely impact the value of the fund's investments. Investments selected for funds or accounts other than the fund may outperform investments selected for the fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the fund is concerned. In most cases, however, MFS believes that the fund's ability to participate in volume transactions will product better executions for the fund.

                                                                              45

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

Metropolitan West Capital Management, LLC ("MetWest Capital") (LVIP Wells Fargo Intrinsic Value Fund)

Portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple Funds and other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, particularly if the Funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple Funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible Funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a Fund's advisor or sub-advisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

MetWest Capital does not receive a performance fee for its management of the Fund. MetWest Capital and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Funds - for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of MetWest Capital, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests. The structure of a portfolio manager's or an investment advisor's compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one Fund than he or she does in another, the portfolio manager may have an incentive to favor the Fund in which he or she holds a larger stake.

MetWest Capital may engage in cross trades, in which one Fund sells a particular security to another Fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. MetWest Capital has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, MetWest Capital has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager's personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Mondrian Investment Partners Limited ("Mondrian") (LVIP Mondrian International Value Fund)

Mondrian Investment Partners Limited ("Mondrian") has a fiduciary duty to its clients and as such must identify and take steps to mitigate potential conflicts of interest.

A conflict of interest arises when Mondrian and/or its employees have a competing professional or personal interest which could affect their ability to act in the best interests of Mondrian's clients. A conflict could exist even if no unethical or improper act results from it.

The UK regulator, the Financial Services Authority, requires regulated firms to identify conflicts of interest and establish, implement and maintain an effective written conflicts of interest policy. Mondrian is also registered with the Securities and Exchange Commission (SEC) which has similar requirements for identification and management of conflicts of interest.

Mondrian maintains and operates various policies and procedures which are designed to prevent conflicts of interest materializing and damaging the interests of our clients.

The purpose of this conflicts of interest policy is to outline Mondrian's approach to the identification, management, recording and where relevant, disclosure of conflict of interests.

Identifying Conflicts of Interest

46

For the purpose of identifying conflicts of interest that may arise in the course of providing a service to our clients, we have considered whether Mondrian or its employees are, directly or indirectly, likely to:

o Make a financial gain, or avoid a financial loss, at the expense of the client;

o Have an interest in the outcome of a service provided to a client or in a transaction carried out on behalf of the client, which is distinct from the client's interest in that outcome;

o Have a financial or other incentive to favor the interest of one client or group of clients over the interest of another client or group of clients;

o Receive from a person other than the client an inducement in relation to the service provided to the client, in the form of monies, goods or services, other than the standard fee for that service.

Monitoring of Compliance with Conflicts of Interest Procedures

Mondrian maintains a Conflicts of Interest Register that lists all potential conflicts of interest that have been identified. Any conflicts arising are logged immediately in the Conflicts of Interest Register.

Mondrian has written policies and procedures addressing each conflict identified in the Register. These policies and procedures are designed to manage the potential conflict so that the interests of clients are always put ahead of Mondrian or its employees.

Where a conflict has arisen, steps are taken to ensure that the conflict either does not arise again or its properly managed so that the client interests remain paramount. These details are also recorded in the Register.

Mondrian's Compliance Monitoring Program incorporates periodic reviews of all areas where conflicts of interest might arise. Any apparent violations of the procedures designed to manage conflicts are investigated and reported to the Chief Compliance Officer, who will determine any action necessary.

Any material matters would be reported to senior management and the Mondrian Compliance Committee and, where required, any relevant regulator.

Disclosure of Potential Conflicts of Interest

Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities:

o Access to non-public information

o Allocation of aggregated trades

o Allocation of investment opportunities

o Allocation of IPO opportunities

o "Cherry picking" (inappropriate attempts to improve the appearance of a portfolio)

o Dealing in investments as agent for more than one party

o Dealing in investments as principal in connection with the provision of seed capital for Mondrian sponsored Limited Partnerships and Alpha Funds

o Directorships and external business arrangements

o Dual agency

o Employee compensation

o Employee personal account dealing

o Gifts and entertainment

o Investment in shares issued by companies who are clients of Mondrian.

o Management of investment capability

o Performance fees

o Portfolio holdings disclosure

o Portfolio pumping

o Pricing and valuation

o Proxy voting

                                                                              47

o Relationships with consultants

o Side-by-side management of hedge funds (Mondrian Alpha Funds)

o Soft dollar arrangements

o "Step out trades" (where a broker shares commission with a third party)

o Transactions with affiliated brokers

o "Window dressing" (inappropriate attempts to improve the appearance of portfolio performance)

Mondrian has separately documented policies and procedures in place to address each of these potential conflicts of interest.

SSgA Funds Management, Inc. ("SSgA FM") (LVIP SSgA Bond Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund and SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund)

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Those conflicts could include preferential treatment of one account over others in terms of: (a) the Portfolio Manager's execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities. SSgA FM has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

T. Rowe Price Associates, Inc. ("T. Rowe Price") (LVIP T. Rowe Price Growth Stock Fund and T. Rowe Price Structured Mid-Cap Growth Fund)

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

T. Rowe Price does not anticipate experiencing any conflicts in managing the funds in relation to its discretionary authority over any other accounts. Sub-advised fund procedures are incorporated into or covered by general compliance manuals and internal control policies and procedures kept by each separate business unit that services the funds. T. Rowe Price believes that these polices and

48

procedures are adequate to address any potential conflicts of interest between and among its clients in its investment advisory business. Procedures for the identification and management of conflicts of interest are incorporated into certain elements of our compliance program where such conflicts may be present (e.g., Trade Allocation Guidelines, Proxy Voting Polices and Procedures, Code of Ethics, etc.). In addition, conflicts of interest are addressed through internal controls, and where appropriate, the separation of functions and duties within the business units.

Also, please be advised that T. Rowe Price does not sponsor or act as investment adviser to any hedge funds or similar private accounts with investment objectives and strategies that would conflict with the interests of our other investment advisory clients.

Templeton Investment Counsel, LLC ("Templeton") (LVIP Templeton Growth Fund)

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Templeton has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Turner Investment Partners, Inc. ("Turner") (LVIP Turner Mid-Cap Growth Fund)

As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund, where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

Wellington Management Company, LLP ("Wellington") (LVIP Capital Growth Fund and LVIP Mid-Cap Value Fund)

Individual investment professionals at Wellington Management mange multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's manager listed in the prospectus who are primarily responsible for the day-to-day management of the Fund ("Portfolio Managers") generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment consideration applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPO's, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that

                                                                              49

same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington management to the Portfolio Managers are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPO's, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professionals various client mandates.

Wilshire Associates Incorporated ("Wilshire") (LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, LVIP Wilshire 2040 Profile Fund)

Each of the Profile Funds invests substantially all of its assets in other mutual funds (underlying funds) through a structure known as "fund of funds." It is the policy of Wilshire that all decisions concerning the selection of funds be based solely on the best interests of each Profile Fund and its investors, and without regard to any revenue that Wilshire receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by any Wilshire business unit. Accordingly, Wilshire operates Wilshire Funds Management, Wilshire Analytics, Wilshire Consulting and Wilshire Private Markets as separate business units. Each business unit has its own leadership team and professional and support staff. Moreover, Wilshire has adopted policies and procedures that are designed to provide full disclosure of all potential, actual or perceived conflicts and to prevent staff from having internal access to information that otherwise might appear to compromise their objectivity.

In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted pursuant to Wilshire's Code of Ethics. Additional information regarding conflicts of interest can be found in our Form ADV Part II.

Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Lincoln VIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

As of the funds' fiscal year ended, December 31, 2009, no portfolio manager of any fund beneficially owned securities of any fund.

Principal Underwriter
Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1, 2007. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From January 1, 2009 through December 31, 2009, LFD received $_____ in compensation from the Trust.

50

Administration Agreement
The funds have entered into an Administration Agreement (the Administration Agreement) with Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2009, the funds paid Lincoln Life $_____ which was allocated to the funds based on average net assets. In addition, pursuant to the Administration Agreement, the funds reimburse the cost of legal and corporate secretary services provided to the funds. For the year ended December 31, 2009, the funds reimbursed Lincoln Life $_____ for legal and corporate secretary services.

Accounting Agreement
The funds have entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with The Bank of New York Mellon (Mellon), effective October 1, 2007, pursuant to which Mellon provides certain accounting services for the funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the funds pay Mellon an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses as set forth in the following table. The fees are payable on a monthly basis.

Fund                                                        Annual Rate as a Percent of Average Daily Net Assets *
----------------------------------------------------------- -------------------------------------------------------
         LVIP Baron Growth Opportunities Fund               0.035% of first $15 billion
         LVIP Capital Growth Fund                           0.0325% of next $5 billion
         LVIP Cohen & Steers Global Real Estate Fund        0.030% of next $5 billion
         LVIP Columbia Value Opportunities Fund             0.025% of next $5 billion
         LVIP Delaware Bond Fund                            0.020% over $30 billion
         LVIP Delaware Growth and Income Fund
         LVIP Delaware Social Awareness Fund
         LVIP Delaware Special Opportunities Fund
         LVIP Janus Capital Appreciation Fund
         LVIP Marsico International Growth Fund
         LVIP MFS Value Fund
         LVIP Mid-Cap Value Fund
         LVIP Mondrian International Value Fund
         LVIP Money Market Fund
         LVIP SSgA Bond Index Fund
         LVIP SSgA Developed International 150 Fund
         LVIP SSgA Emerging Markets 100 Fund
         LVIP SSgA International Index Fund
         LVIP SSgA Large Cap 100 Fund
         LVIP SSgA S&P 500 Index Fund
         LVIP SSgA Small-Cap Index Fund
         LVIP SSgA Small-Mid Cap 200 Fund
         LVIP T. Rowe Price Growth Stock Fund
         LVIP T. Rowe Price Structured Mid-Cap Growth Fund
         LVIP Templeton Growth Fund
         LVIP Turner Mid-Cap Growth Fund
         LVIP Wells Fargo Intrinsic Value Fund

         LVIP Wilshire Conservative Profile Fund            $47,000 flat
         LVIP Wilshire Moderate Profile Fund
         LVIP Wilshire Moderately Aggressive Profile Fund
         LVIP Wilshire Aggressive Profile Fund
         LVIP Wilshire 2010 Profile Fund
         LVIP Wilshire 2020 Profile Fund
         LVIP Wilshire 2030 Profile Fund
         LVIP Wilshire 2040 Profile Fund

                                                                              51

* Pursuant to the Accounting Agreement, Mellon receives the following minimum annual fees: Year 1 - $3,000,000; Year 2 - $2,700,000; Year 3 - $2,300,000;
Year 4 - $2,300,000; Year 5 - $2,300,000.

In addition, the Trust has entered into a Fund Accounting and Financial Administration Oversight Agreement (Oversight Agreement), effective October 1, 2007, with, among others, Delaware Service Company, Inc. (DSC). Under the Oversight Agreement, DSC has agreed to perform fund accounting, financial administration and related services for the Trust to supplement the services provided by Mellon under the Accounting Agreement. DSC has also agreed to establish and monitor certain service level requirements with respect to Mellon's performance of its duties pursuant to the Accounting Agreement. For these services, the funds pay DSC an asset-based fee, plus certain out-of-pocket expenses at the annual rates set forth in the following table. The fees are payable on a monthly basis.

Fund                                                        Annual Rate as a Percent of Average Daily Net Assets
----------------------------------------------------------- -----------------------------------------------------
         LVIP Baron Growth Opportunities Fund               0.0025% of first $15 billion
         LVIP Capital Growth Fund                           0.0023% of next $5 billion
         LVIP Cohen & Steers Global Real Estate Fund        0.0020% of next $5 billion
         LVIP Columbia Value Opportunities Fund             0.0015% of next $5 billion
         LVIP Delaware Bond Fund                            0.0013% over $30 billion
         LVIP Delaware Growth and Income Fund
         LVIP Delaware Social Awareness Fund
         LVIP Delaware Special Opportunities Fund
         LVIP Janus Capital Appreciation Fund
         LVIP Marsico International Growth Fund
         LVIP MFS Value Fund
         LVIP Mid-Cap Value Fund
         LVIP Mondrian International Value Fund
         LVIP Money Market Fund
         LVIP SSgA Bond Index Fund
         LVIP SSgA Developed International 150 Fund
         LVIP SSgA Emerging Markets 100 Fund
         LVIP SSgA International Index Fund
         LVIP SSgA Large Cap 100 Fund
         LVIP SSgA S&P 500 Index Fund
         LVIP SSgA Small-Cap Index Fund
         LVIP SSgA Small-Mid Cap 200 Fund
         LVIP T. Rowe Price Growth Stock Fund
         LVIP T. Rowe Price Structured Mid-Cap Growth Fund
         LVIP Templeton Growth Fund
         LVIP Turner Mid-Cap Growth Fund
         LVIP Wells Fargo Intrinsic Value Fund

         LVIP Wilshire Conservative Profile Fund            $1,000 flat
         LVIP Wilshire Moderate Profile Fund
         LVIP Wilshire Moderately Aggressive Profile Fund
         LVIP Wilshire Aggressive Profile Fund
         LVIP Wilshire 2010 Profile Fund
         LVIP Wilshire 2020 Profile Fund
         LVIP Wilshire 2030 Profile Fund
         LVIP Wilshire 2040 Profile Fund

Code of Ethics
The Trust, LIA and the sub-advisers have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.

52

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of thirty-one funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares (all classes) have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities
Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation, (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) except for the LVIP Delaware Special Opportunities Fund, Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) with respect to the LVIP Baron Growth Opportunities Fund, six unaffiliated insurance companies.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the Variable Contracts. Fund shares held in an Insurance Company separate account for which no timely instructions are received will be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. The effect of this proportional voting is that a smaller number of contract owners may determine the outcome of any vote.

The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), the shares of which are owned by Lincoln Life and Lincoln New York. The Lincoln Profile Funds, at 1300 South Clinton Street, Fort Wayne, IN 46802, are each series of Lincoln Variable Insurance Products Trust, a Delaware statutory trust. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of such fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

                                                                              53

25% Plus Record Holders

As of March 10, 2010, the following entities held of record more than 25% of each fund's outstanding shares as noted below:

Fund and Shareholder                                          Total Share Ownership
------------------------------------------------------------ ----------------------
         LVIP Baron Growth Opportunities Fund
         Lincoln Life.......................................         71.37%
         LVIP Capital Growth Fund
         Lincoln Life.......................................         64.56%
         LVIP Cohen & Steers Global Real Estate Fund
         Lincoln Life.......................................         70.46%
         LVIP Columbia Value Opportunities Fund
         Lincoln Life.......................................         74.96%
         LVIP Delaware Bond Fund
         Lincoln Life.......................................         87.88%
         LVIP Delaware Growth and Income Fund
         Lincoln Life.......................................         99.64%
         LVIP Delaware Social Awareness Fund
         Lincoln Life.......................................         98.99%
         LVIP Delaware Special Opportunities Fund
         Lincoln Life.......................................         99.17%
         LVIP Janus Capital Appreciation Fund
         Lincoln Life.......................................         99.28%
         LVIP Marsico International Growth Fund
         Lincoln Life.......................................         30.49%
         LVIP Wilshire Moderate Profile Fund................         26.02%
         LVIP Wilshire Moderately Aggressive Profile Fund...         25.91%
         LVIP MFS Value Fund
         Lincoln Life.......................................         40.03%
         LVIP Mid-Cap Value Fund
         Lincoln Life.......................................         54.66%
         LVIP Wilshire Moderate Profile Fund................         28.37%
         LVIP Mondrian International Value Fund
         Lincoln Life.......................................         73.97%
         LVIP Money Market Fund
         Lincoln Life.......................................         95.80%
         LVIP SSgA S&P 500 Index Fund
         Lincoln Life.......................................         96.72%
         LVIP SSgA Small-Cap Index Fund
         Lincoln Life.......................................         96.19%
         LVIP SSgA International Index Fund
         Lincoln Life.......................................         97.35%
         LVIP SSgA Bond Index Fund
         Lincoln Life.......................................         97.28%
         LVIP SSgA Large Cap 100 Fund
         Lincoln Life.......................................         96.98%
         LVIP SSgA Small-Mid Cap 200 Fund
         Lincoln Life.......................................         97.63%

54

Fund and Shareholder                                        Total Share Ownership
---------------------------------------------------------- ----------------------
         LVIP SSgA Developed International 150 Fund
         Lincoln Life.....................................         97.52%
         LVIP SSgA Emerging Markets 100 Fund
         Lincoln Life.....................................         97.13%
         LVIP T. Rowe Price Growth Stock Fund
         Lincoln Life.....................................         35.20%
         LVIP Wilshire Moderate Profile Fund..............         25.82%
         LVIP T. Rowe Price Structured Mid-Cap Growth Fund
         Lincoln Life.....................................         81.83%
         LVIP Templeton Growth Fund
         Lincoln Life.....................................         80.70%
         LVIP Turner Mid-Cap Growth Fund
         Lincoln Life.....................................         95.78%
         LVIP Wells Fargo Intrinsic Value Fund
         (formerly known as LVIP FI Equity-Income Fund)
         Lincoln Life.....................................         99.62%
         LVIP Wilshire Conservative Profile Fund
         Lincoln Life.....................................         97.54%
         LVIP Wilshire Moderate Profile Fund
         Lincoln Life.....................................         96.25%
         LVIP Wilshire Moderately Aggressive Profile Fund
         Lincoln Life.....................................         97.00%
         LVIP Wilshire Aggressive Profile Fund
         Lincoln Life.....................................         96.34%
         LVIP Wilshire 2010 Profile Fund
         Lincoln Life.....................................         96.46%
         LVIP Wilshire 2020 Profile Fund
         Lincoln Life.....................................         97.72%
         LVIP Wilshire 2030 Profile Fund
         Lincoln Life.....................................         94.06%
         LVIP Wilshire 2040 Profile Fund
         Lincoln Life.....................................         97.34%

5% Plus Record Holders

As of March 10, 2010, the shareholders listed below held of record 5% or more of a class of a fund's outstanding shares

Fund / Shareholder - Share Class                                               Share Ownership
----------------------------------------------------------------------------- ----------------
         LVIP Baron Growth Opportunities Fund
         Lincoln Life - Service Class........................................       80.93%
         LVIP Wilshire Conservative Profile Fund - Standard Class............       10.16%
         LVIP Wilshire Moderately Profile Fund - Standard Class..............       28.73%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       38.45%
         LVIP Wilshire Aggressive Profile Fund - Standard Class..............       12.91%
         Lincoln New York - Service Class....................................        5.07%
         Great West Life & Annuity Insurance Co. - Service Class.............        5.79%
         Nationwide Life Insurance Co. - Service Class.......................        5.82%

                                                                              55

Fund / Shareholder - Share Class                                               Share Ownership
----------------------------------------------------------------------------- ----------------
         LVIP Capital Growth Fund
         Lincoln Life - Service Class........................................       95.28%
         Lincoln Life - Standard Class.......................................       62.06%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       16.92%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       14.91%
         LVIP Cohen & Steers Global Real Estate Fund.........................
         Lincoln Life - Service Class........................................       94.88%
         Lincoln Life - Standard Class.......................................       59.09%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       18.16%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       12.01%
         Lincoln New York - Service Class....................................        5.12%
         LVIP Columbia Value Opportunities Fund
         Lincoln Life - Standard Class.......................................       70.32%
         Lincoln Life - Service Class........................................       94.13%
         Lincoln New York - Service Class....................................        5.87%
         LVIP Wilshire Aggressive Profile Fund - Standard Class..............       12.63%
         LVIP Wilshire 2020 Profile Fund - Standard Class....................        6.03%
         LVIP Delaware Bond Fund
         Lincoln Life - Service Class........................................       95.23%
         Lincoln Life - Standard Class.......................................       82.23%
         LVIP Wilshire Moderate Profile Fund - Standard Class................        7.18%
         LVIP Delaware Growth and Income Fund
         Lincoln Life - Standard Class.......................................       99.75%
         Lincoln Life - Service Class........................................       97.24%
         LVIP Delaware Social Awareness Fund
         Lincoln Life - Standard Class.......................................       99.30%
         Lincoln Life - Service Class........................................       95.63%
         LVIP Delaware Special Opportunities Fund
         Lincoln Life - Standard Class.......................................       99.21%
         Lincoln Life - Service Class........................................       98.47%
         LVIP Janus Capital Appreciation Fund
         Lincoln Life - Standard Class.......................................       99.58%
         Lincoln Life - Service Class........................................       96.53%
         LVIP Marsico International Growth Fund
         Lincoln Life - Service Class........................................       95.02%
         Lincoln Life - Standard Class.......................................       21.24%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       29.62%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       29.75%
         LVIP Wilshire Aggressive Profile Fund - Standard Class..............        8.12%
         LVIP Wilshire Conservative Profile Fund - Standard Class............        7.02%
         LVIP MFS Value Fund
         Lincoln Life - Service Class........................................       97.57%
         Lincoln Life - Standard Class.......................................       20.19%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       28.16%
         LVIP Wilshire Moderate Profile Fund.................................       31.25%
         LVIP Wilshire Aggressive Profile Fund - Standard Class..............        6.77%
         LVIP Wilshire Conservative Profile Fund - Standard Class............        9.09%

56

Fund / Shareholder - Share Class                                               Share Ownership
----------------------------------------------------------------------------- ----------------
         LVIP Mid-Cap Value Fund
         Lincoln Life - Service Class........................................       92.80%
         Lincoln Life - Standard Class.......................................       47.48%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       33.71%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       14.95%
         Lincoln New York - Service Class....................................        7.20%
         LVIP Mondrian International Value Fund
         Lincoln Life - Service Class........................................       94.09%
         Lincoln Life - Standard Class.......................................       69.37%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       11.15%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       10.74%
         Lincoln New York - Service Class....................................        5.91%
         LVIP Money Market Fund
         Lincoln Life - Service Class........................................       96.09%
         Lincoln Life - Standard Class.......................................       95.58%
         LVIP SSgA S&P 500 Index Fund
         Lincoln Life - Standard Class.......................................       97.47%
         Lincoln Life - Service Class........................................       93.73%
         Lincoln New York - Service Class....................................        6.27%
         LVIP SSgA Small-Cap Index Fund
         Lincoln Life - Standard Class.......................................       97.01%
         Lincoln Life - Service Class........................................       92.90%
         Lincoln New York - Service Class....................................        7.10%
         LVIP SSgA International Index Fund
         Lincoln Life - Standard Class.......................................       97.03%
         Lincoln Life - Service Class........................................       97.61%
         LVIP SSgA Bond Index Fund
         Lincoln Life - Standard Class.......................................       97.12%
         Lincoln Life - Service Class........................................       97.31%
         LVIP SSgA Large Cap 100 Fund
         Lincoln Life - Standard Class.......................................       99.76%
         Lincoln Life - Service Class........................................       96.97%
         LVIP SSgA Small Mid-Cap 200 Fund
         Lincoln Life - Standard Class.......................................       97.87%
         Lincoln Life - Service Class........................................       97.62%
         LVIP SSgA Developed International 150 Fund
         Lincoln Life - Standard Class.......................................       87.27%
         Lincoln Life - Service Class........................................       97.56%
         Lincoln New York - Standard Class...................................       12.73%
         LVIP SSgA Emerging Markets 100 Fund
         Lincoln Life - Standard Class.......................................       93.61%
         Lincoln Life - Service Class........................................       97.18%
         Lincoln New York - Standard Class...................................        6.39%
         LVIP T. Rowe Price Growth Stock Fund
         Lincoln Life - Service Class........................................       95.62%
         Lincoln Life - Standard Class.......................................       30.79%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       27.71%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...       21.37%
         LVIP Wilshire Aggressive Profile Fund - Standard Class..............        6.17%
         LVIP Wilshire Conservative Profile Fund - Standard Class............        9.76%

                                                                              57

Fund / Shareholder - Share Class                                               Share Ownership
----------------------------------------------------------------------------- ----------------
         LVIP T. Rowe Price Structured Mid-Cap Growth Fund
         Lincoln Life - Standard Class.......................................       80.31%
         Lincoln Life - Service Class........................................       94.50%
         Lincoln New York - Service Class....................................        5.50%
         LVIP Wilshire Moderate Profile Fund - Standard Class................        5.74%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...        7.58%
         LVIP Templeton Growth Fund
         Lincoln Life - Standard Class.......................................       68.52%
         Lincoln Life - Service Class........................................       97.10%
         LVIP Wilshire Moderate Profile Fund - Standard Class................       12.93%
         LVIP Wilshire Moderately Aggressive Profile Fund - Standard Class...        8.54%
         LVIP Turner Mid-Cap Growth Fund
         Lincoln Life - Standard Class.......................................       97.68%
         Lincoln Life - Service Class........................................       94.12%
         Lincoln New York - Service Class....................................        5.88%
         LVIP Wells Fargo Intrinsic Value Fund
         (formerly known as LVIP FI Equity-Income Fund)
         Lincoln Life - Standard Class.......................................       99.93%
         Lincoln Life - Service Class........................................       96.06%
         LVIP Wilshire Conservative Profile Fund
         Lincoln Life - Standard Class.......................................       97.37%
         Lincoln Life - Service Class........................................       97.58%
         LVIP Wilshire Moderate Profile Fund
         Lincoln Life - Standard Class.......................................       96.05%
         Lincoln Life - Service Class........................................       96.28%
         LVIP Wilshire Moderately Aggressive Profile Fund
         Lincoln Life - Service Class........................................       97.43%
         Lincoln Life - Standard Class.......................................       95.30%
         LVIP Wilshire Aggressive Profile Fund
         Lincoln Life - Service Class........................................       96.71%
         Lincoln Life - Standard Class.......................................       95.67%
         LVIP Wilshire 2010 Profile Fund
         Lincoln Life - Standard Class.......................................       98.71%
         Lincoln Life - Service Class........................................       93.07%
         Lincoln New York - Service Class....................................        6.93%
         LVIP Wilshire 2020 Profile Fund
         Lincoln Life - Service Class........................................       98.03%
         Lincoln Life - Standard Class.......................................       97.58%
         LVIP Wilshire 2030 Profile Fund
         Lincoln Life - Service Class........................................       95.07%
         Lincoln Life - Standard Class.......................................       93.71%
         Lincoln New York - Standard Class...................................        6.29%
         LVIP Wilshire 2040 Profile Fund
         Lincoln Life - Standard Class.......................................       97.03%
         Lincoln Life - Service Class........................................       98.03%

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities

58

primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares of the following funds: LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Managed Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund. The Plan Fee for Service Class shares of all other funds is 0.25%. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of each fund. Each year, the Trustees must make this determination for the Plan to be continued.

For the fiscal year ended December 31, 2009, the total amount of distribution related expenses paid by the Service Class shares of the funds was approximately $_____. For the fiscal year ended December 31, 2009, the distribution related expenses paid by the Service Class under the Plan were used for compensation to broker-dealers and sales personnel and for printing and mailing of prospectuses to other than current shareholders.

Revenue Sharing
LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities
A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the funds' prospectus under the "Net Asset Value" section, the value of a fund's investments is determined as follows.

Options Trading. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

                                                                              59

Foreign Securities. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

Portfolio Holdings Disclosure
The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies must sign a confidentiality agreement acknowledging that any nonpublic portfolio information will be kept strictly confidential and that the nonpublic portfolio information is proprietary information of the funds. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A vice president of the Trust or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies must sign a confidentiality agreement acknowledging that any non-public portfolio information will be kept strictly confidential and that the non-public information is proprietary information of the funds. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

An officer of the Trust or the officer's designees will post all of the holdings (e.g., underlying funds or investments) of each Lincoln Profile Fund and LVIP SSgA Rules-Based Funds to a website (lfg.com) no earlier than 25 calendar days after each quarter end and 25 calendar days after any material changes are made to the holdings of such Fund. At the time of this disclosure on the website, the portfolio holdings of these funds will be deemed to be public.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement acknowledging that the non-public information will be kept strictly confidential and that the non-public portfolio information is proprietary information of the funds. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about a fund's portfolio holdings: (1) rating organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund;
(2) portfolio analysis companies, such as Factset Research Systems, Line Datta, GlassLewis, Investment Technology Group, Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc., Wilshire Analytics Axiom, ITG Alpha Capture, MSCI BARRA, Inc., Bloomberg, L.P., Investor Tools Perform, J.P. Morgan Securities, Inc. and Plexus, BARRA TotalRisk Systems provided generally on a daily or monthly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Institutional Shareholder Services (ISS) - ISS/Risk Metrics or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services, and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMGEO LLC, CDS/Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc. D.B.A. GCom2 Solutions, Siemens Business Services, Inc. and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Bank and Trust Company, State Street Investment Manager Solutions, Mark-it Group and Standard & Poor's Securities Evaluations Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and

60

not engage in securities transactions on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and auditor, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract. or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information
Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the funds may also be purchased by the LVIP Wilshire Risk-based Profile Funds and Target Maturity Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent
All securities, cash and other similar assets of the funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm
The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the fund. In addition to the audits of the financial statements of the funds, other services provided include review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements
The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to each fund's 2009 annual report. We will provide a copy of each fund's annual report on request and without charge. Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265).

                                                                              61

Taxes
Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

62

APPENDIX A

Bond and Commercial Paper Ratings
Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA-This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                                                              63

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1-Highest Quality;

Prime 2-Higher Quality;

Prime 3-High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

64

APPENDIX B

BAMCO, Inc.
Introduction - Baron Capital Management, Inc. and BAMCO, Inc. (the "Adviser" or "Advisers") are adopting these proxy voting policies and procedures (the "Policies and Procedures") in order to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and its associated record-keeping requirements.

The Policies and Procedures apply to those client accounts (i) that contain voting securities; and (ii) for which an Adviser has authority to vote client proxies. The Policies and Procedures will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. Other, similar rights such as consent rights shall be evaluated on a case by case basis.

Pursuant to the Policies and Procedures and its fiduciary duties, each Adviser will vote client proxies as part of its authority to manage, acquire and dispose of account assets. When voting proxies for client accounts, the Adviser's primary objective is to make voting decisions solely in the best interests of clients and beneficiaries and participants of benefits plans for which we manage assets. In fulfilling its obligations to clients, the Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide the Adviser with a statement of proxy voting policy. In these situations, the Adviser seeks to comply with such policy to the extent it would not be inconsistent with applicable regulation or the fiduciary responsibility of the Adviser.

Duty to Vote Proxies - The Adviser acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, except in cases in which the cost of doing so, in the opinion of the Adviser, would exceed the expected benefits to the client. This may be particularly true in the case of non-U.S. securities. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may have a detrimental effect on the Adviser's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and
(vi) requirements to provide local agents with power of attorney to facilitate the Adviser's voting instructions. Accordingly, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a non-US company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company's proposal, the Adviser may decide not to attempt to vote at the meeting.

Material Conflicts - The Adviser will vote its clients' proxies in the best interests of its clients and not its own. In voting client proxies, the Adviser will avoid material conflicts of interests between the interests of the Adviser and its affiliates on the one hand and the interests of its clients on the other. The Adviser recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, the Adviser understands that the determination of whether a "material conflict" exists depends on all of the facts and circumstances of the particular situation. The Adviser acknowledges the existence of a relationship of the type discussed above, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote, is sufficient for a material conflict to exist.

Assumptions Related to Director Independence - In 2003, the New York Stock Exchange (or "NYSE") and NASDAQ implemented increased standards for board independence, including a stronger definition of "independent" director and a requirement that a majority of the board be independent. In general, according to the NYSE and NASDAQ independence standards, a director will be deemed independent if the board affirmatively attests that he or she has no relationship with the company that would interfere with the director's exercise of independent judgment or in carrying out the responsibilities of a director. Certain types of relationships will preclude a finding of independence by the board. Such relationships include: directors (or those with family members) who are former employees of the company or its auditor; have commercial, advisory or, in the case of NASDAQ, charitable ties with the company; or have interlocking compensation committees. Such relationships carry a three-year cooling-off, or look-back, period beginning on the date the relationship ends. The Adviser has adopted a policy which assumes director independence after a five-year cooling-off period.

GENERAL PROXY VOTING GUIDELINES

It is the policy of the Adviser in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for its clients. To ensure consistency in voting proxies on behalf of its clients, the Adviser utilizes the proxy voting guidelines (the "Proxy Voting Guidelines") set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues.

I. Management Proposals:

                                                                              65

A. The following management sponsored proposals are usually voted in support of management.

     1. Approval of auditors and financial statements

     2. Election of Directors

     3. Requirement that at least 51% of its Board's members be comprised of independent and unaffiliated Directors

    4. Requirement that the majority of members of the company's compensation committee, and 100% of members of the company's nominating and audit committees, be comprised of independent or unaffiliated Directors

     5. Recommendations to set retirement ages or require specific levels of stock ownership by Directors

     6. General updating/corrective amendments to the charter

     7. Elimination of cumulative voting

     8. Elimination of preemptive rights

     9. Provisions for confidential voting and independent tabulation of voting results

    10. Proposals related to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting"

     11. Capitalization changes which eliminate other classes of stock and voting rights

    12. Proposals to increase the authorization of existing classes of stock if: (i) a clear and legitimate business purpose is stated and (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested

     13. Proposals for share repurchase plans, unless it appears that a repurchase plan lacks a bona fide business purpose

     14. Proposals to effect stock splits unless such a split would be contrary to shareholders' best interests

    15. Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases

     16. Director fees unless the amounts are excessive relative to other companies in the country or industry

    17. Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees, are fair reasonable, and in the best interest of shareholders.

     18. Establishment of Employee Stock Option Plans and other employee ownership plans

     19. Proposals to expense stock options

    20. Executive/Director stock option plans. Generally, the stock option plans should meet the following criteria: (i) the stock option plan should be incentive based; (ii) should be no more than 2% per annum of the issued capital at the time of approval; (iii) should be broad based;
       (iv) priced at fair market value; (v) have no repricing provisions; (vi) the number of non-employee directors should be considered; and (vii) any other relevant factors.

    21. Non-employee Director stock option plans. Generally, the stock options plans should meet the following criteria: (i) the stockoption plan should be incentive based; (ii) should be no more than 2% per annum of the issued capital at the time of approval; (iii) should be broad based;
       (iv) priced at fair market value; (v) have no repricing provisions; (vi) the number of non-employee directors should be considered; and (vii) any other relevant factors.

     22. Modify or rescind existing supermajority vote requirements to amend the charters or bylaws

    23. Adoption of anti-greenmail provisions provided that the proposal (a) defines greenmail, (b) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders, and (c) contains no anti-takeover measures or other provisions restricting the rights of shareholders

     24. Proposals requiring shareholder ratification of poison pills

B. The following proposals are usually voted against, notwithstanding management support:

    1. Capitalization changes which add classes of stock which may significantly dilute the voting interests of existing shareholders

    2. Proposals to increase the authorized number of shares of existing classes of stock which carry preemptive rights or super voting rights

     3. Creation of blank check preferred stock

66

    4. Changes in capitalization by 2% or more where management does not offer an appropriate rationale or where it is contrary to the best interests of existing shareholders

     5. Compensation proposals that allow for discounted stock options which have not been offered to employees in general

     6. Executive compensation plans that are excessive relative to other companies in the industry

    7. Anti-takeover and related provision that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers

    8. Shareholders rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

     9. Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions

     10. Proposals to indemnify auditors

     11. Proposals to adopt poison pills

     12. Classified boards

C. The following types of proposals are usually voted on a case-by-case basis:

    1. Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered are not supported by the Advisers, however the Adviser does not want to vote against a good management team, and so will usually abstain

    2. Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations)

    3. Proposals to create a new class of preferred stock or for issuances of preferred stock up to 5% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders, in which case we are opposed

    4. Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock, provided such proposals have a legitimate business purpose

     5. Proposals to change covenants or other terms in connection with financings or debt issuances

     6. Proposals to amend terms of shareholder rights agreements or similar documents which will affect the rights of a client

     7. Limiting Directors' liability and broadening indemnification of Directors

II. Shareholder Proposals:

A. The following shareholder proposals are usually voted in support:

    1. Requirement that a majority of members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors

     2. Prohibit payment of greenmail

    3. Proposals which request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations

     4. Elimination of certain anti-takeover related provisions

     5. Reduction or elimination of supermajority vote requirements

     6. Proposals to expense stock options

     7. Confidential voting

     8. Majority vote for the election of Directors

     9. Declassified boards

B. The following shareholder proposals are usually voted against:

    1. Requirements that the issuer prepare reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders

    2. Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact to the shareholders

                                                                              67

     3. Proposals that require inappropriate endorsements or corporate actions

     4. Proposals requiring Directors to own large amounts of stock to be eligible for election

     5. Proposals which limit tenure of Directors

     6. Requiring shareholder approval of golden parachutes

     7. Requiring separate chairman and CEO positions

     8. Limiting benefits under supplemental executive retirement plans

    9. Limiting executive compensation with regards to "pay-for-superior performance" stock option plans, employee stock purchase plans, and non-employee director stock option plans

C. The following shareholder proposals are usually determined on a case-by-case basis:

     1. Proposals to limit golden parachutes

     2. Restoring cumulative voting in the election of Directors

     3. Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors

     4. Proposals which limit retirement benefits or executive compensation

     5. Requiring shareholder approval for Bylaw or charter amendments

     6. Requiring shareholder approval for shareholder rights plan or poison pill

ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

I. Proxy Review Committee

A. The Adviser's Proxy Review Committee (the "Committee") is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the general principles and guidelines set forth above in Sections I and II. Among other things, the Committee is responsible for the following:

    1. The Committee shall establish and review these Policies and Procedures and determine how the Adviser will vote proxies on an ongoing basis.

    2. The Committee shall have the authority to amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Adviser's clients.

    3. The Committee shall meet as needed to oversee and address all questions relating to the Adviser's Policies and Procedures, which may include: (1) general review of proposals being put forth at shareholder meetings of portfolio companies; (2) adopting changes in the Policies and Procedures;
      (3) determining whether voting on matters in the manner favored by the Adviser are "material" conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e. "case by case" matters) or are otherwise not covered by the Proxy Voting Guidelines (collectively, "Discretionary Proposals"); and (5) override review.

    4. The Committee will periodically review the Proxy Voting Guidelines to determine if they are current and consistent with the Adviser's policy and will make appropriate changes as needed.

Operating Procedures

B. The following operating procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:

    1. The legal department will review all new client accounts to determine whether (i) the account contains voting securities and (ii) the client has delegated proxy voting authorization to the Adviser in the investment Advisory agreement or (iii) the client has otherwise provided specific voting instructions. Any questions regarding whether or not a security is a "voting" security or whether voting authority has been delegated by a client will be directed to the legal department.

    2. The designated proxy reviewer, as supervised by the legal department, will receive proxy materials and ballots and reconcile these materials with holdings in client accounts as they occur.

    3. The designated proxy reviewer will compile and review the matters to be voted on, and determine: (i) which matters are to be voted in accordance with the Proxy Voting Guidelines (a "Pre-Determined Matter"); and (ii) which matters are Discretionary Matters and (iii) which matters are to be voted pursuant to the instructions of clients (a "Directed Matter"). Any questions regarding whether a matter is a Pre-Determined Matter, a Discretionary Matter or a Directed Matter will be directed to the legal department.

68

    4. For all Discretionary Matters, the designated proxy reviewer, as supervised by the legal department, shall screen the matter and make a preliminary determination regarding whether the matter presents a potential material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser's client on the other. In order to determine whether a Discretionary Matter poses a potential material conflict of interest, the designated proxy reviewer shall compile and maintain a list of the following as applicable.

         a. all issuers for which the Adviser or its affiliates manage assets;

         b. all issuers for which the Adviser or its affiliates manages employee benefit plans;

         c. any issuer for which the Adviser or its affiliates is soliciting the provision of services enumerated in (a) and (b);

         d. any other issuer with which the Adviser or its affiliates or its senior officers has a material business relationship; and

         e. any employee group for which the Adviser manages money.
          This list, which shall be reviewed quarterly by the Director of Mutual Fund Marketing and the Director of Institutional Marketing, shall be known as the "Master Conflicts List".

    5. The designated proxy reviewer, as supervised by the legal department, shall screen the issuer, employee group or any other material related party ("Material Parties") involved in the Discretionary Matter against the Master Conflicts List and develop a list of potential conflicts ("Potential Conflicts List").

    6. For each Discretionary Matter, the designated proxy reviewer, as supervised by the legal department, may solicit relevant information from portfolio managers, investment personnel, analysts and other employees of the Adviser who may have an investment or other professional interest in the Discretionary Matter.

    7. The Committee shall meet at least quarterly and shall review whether any person listed on the Master Conflicts List would, under the facts and circumstances, create a material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser's clients on the other. In making the finding required in (ii) above, the Committee shall consider the Potential Conflicts List and any other material relationship known to the Committee between the Adviser and its affiliates and the Material Parties. The Committee may act by consent.

    8. If the Proxy Review Committee in consultation with the legal department determines that with respect to any Discretionary Matter a material conflict of interest exists in voting the Discretionary Matter, the Committee shall direct the legal department to obtain the informed written consent of the affected client (or clients) to the Committee's favored vote. If obtaining such consent from any client is impracticable or undesirable, the Adviser shall vote the client's proxy in accordance with the published recommendation of Institutional Shareholder Services ("ISS") or shall appoint an independent third party to vote.

    9. If any portfolio manager, investment person, or any other employee of the Adviser wishes to vote a proxy with respect to a Pre-Determined Matter in a manner other than that set forth in the Proxy Voting Guidelines (an "Override Matter"), such person shall contact the legal department. The legal department shall review the Override Matter against the Master List and make a determination whether a material conflict exists. If a material conflict is found to exist, it shall be duly recorded. If the legal department determines that a material conflict of interest exists with respect to voting the Override Matter in the manner it favors, the legal department shall either: (i) vote the Override Matter in the manner originally prescribed by the Proxy Voting Guidelines; or (ii) obtain the informed written consent of the affected client (or clients). A list of Override Matters shall be presented at the next meeting of the Committee.

     10. Directed Matters will be voted in accordance with the instructions of the client.

    11. The designated proxy reviewer, as supervised by the legal department, will ensure that all proxies are voted in accordance with these Procedures and Policies.

     12. The functions described hereunder may be delegated to a third party proxy voting or other service provider.

    13. All decisions of the Committee, including all determinations regarding the existence of a material conflict of interest with respect to a Discretionary or Override Matter and the basis for such determination, shall be documented in writing and maintained for a period of at least 6 years.

III. CLIENT DISCLOSURE POLICIES

BCM will give a copy of the Policies and Procedures to its clients. The legal department will provide any client, upon written request, with a tabulation of how such client's proxies were voted by BCM. BAMCO will follow the same procedures with respect to its sub-advised fund clients.

                                                                              69

For BAMCO managed Funds, a quarterly proxy voting report shall be provided to the Board of each Fund. Form N-PX will be filed with the SEC no later than August 31 for each year ended June 30 by the legal department. The Funds will also include in their SAIs, pursuant to Item 13(F) of Form N-1A, a description of the policies and procedures that BAMCO uses when a vote presents a conflict of interest between the Funds' shareholders and BAMCO. The Funds' SAIs will also state the location of each of the Funds' Form N-PX disclosing how each of the Funds' proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30. The Funds will include in their semi-annual report and annual reports to shareholders a statement that the Funds' proxy voting policies and procedures are available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON, and on the SEC's website at www.sec.gov for the most recent twelve-month period ending June 30 is available on or through the Funds' website and on the SEC's website. Such information will be posted to the website as soon as reasonably practicable after the filing with the SEC. The Funds will also include in their semi-annual report and annual reports to shareholders a statement that the Funds' proxy voting record for the most recent twelve-month period ending June 30 is available on or through the Funds' website and on the SEC's website. Such information will be posted to the website as soon as reasonably practicable after filing with the SEC.

RECORDKEEPING

Rule 204-2 under the Advisers Act, as amended, requires that the Adviser retain
(i) its proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information and (v) any documents prepared by the investment adviser that were material to making a decision how to vote or that memorialized the basis for the decision. The Adviser will keep all written requests from clients and any written response from the Adviser (to either a written or an oral request). The Adviser may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that the Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

Cohen & Steers Capital Management, Inc.

This statement sets forth the policies and procedures that Cohen & Steers Capital Management, Inc. ("C&S") follows in exercising voting rights with respect to securities held in our client portfolios. All proxy-voting rights that are exercised by C&S shall be subject to this Statement of Policy and Procedures.

I. Objectives

Voting rights are an important component of corporate governance. C&S has three overall objectives in exercising voting rights:

A. Responsibility. C&S shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. C&S seeks to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, C&S seeks to ensure that management effectively communicates with its owners about the company's business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

II. General Principles

In exercising voting rights, C&S shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, C&S shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, C&S shall conduct itself in the same manner as if C&S were the constructive owner of the securities.

5. To the extent reasonably possible, C&S shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. C&S, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

70

III. General Guidelines

Set forth below are general guidelines that C&S shall follow in exercising proxy voting rights:

Prudence

In making a proxy voting decision, C&S shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views

While C&S may consider the views of third parties, C&S shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value

Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, C&S shall consider both short-term and long-term views about a company's business and prospects, especially in light of our projected holding period on the stock (e.g., C&S may discount long-term views on a short-term holding).

IV. Specific Issues

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for our decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, C&S must be guided by its reasonable judgment to vote in a manner that C&S deems to be in the best interests of its clients.

A. Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, C&S always favors compensation plans that align the interests of management and shareholders. C&S generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be re-priced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. C&S will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. We will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment ("evergreen") feature.

Measures to Increase Executive Long-Term Stock Ownership. We support measures to increase the long-term stock ownership by a company's executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time, and issuing restricted stock awards instead of options. In this respect, we support the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. We also support employee stock purchase plans, although we generally believe the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other stock awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

B. Change of Control Issues

While we recognize that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, C&S opposes

                                                                              71

measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are C&S's guidelines on change of control issues:

Shareholder Rights Plans. C&S acknowledges that there are arguments for and against shareholder rights plans, also known as "poison pills." Companies should put their case for rights plans to shareholders. We generally vote against any directors who, without shareholder approval, to our knowledge have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. C&S opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against "golden parachute" plans because they impede potential takeovers that shareholders should be free to consider. We generally withhold our votes at the next shareholder meeting for directors who to our knowledge approved golden parachutes.

Approval of Mergers - C&S votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. We support proposals that seek to lower super-majority voting requirements.

C. Routine Issues

Director Nominees in a Non-Contested Election - C&S generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election - By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition - C&S supports the election of a board that consists of at least a majority of independent directors. We generally withhold our support for non-independent directors who serve on a company's audit, compensation and/or nominating committees. We also generally withhold support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards - Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, C&S generally votes against classified boards. We vote in favor of shareholder proposals to declassify a board of directors unless a company's charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action - We vote to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting - Having the ability to cumulate our votes for the election of directors - that is, cast more than one vote for a director about whom they feel strongly - generally increases shareholders' rights to effect change in the management of a corporation. We generally support, therefore, proposals to adopt cumulative voting.

Ratification of Auditors - Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, our general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

D. Stock Related Items

Increase Additional Common Stock - C&S's guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates a blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock - Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. C&S may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes

72

and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to C&S.

Preemptive Rights - Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations - Because classes of common stock with unequal voting rights limit the rights of certain shareholders, C&S votes against adoption of a dual or multiple class capitalization structure.

E. Social Issues

C&S believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, we do not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, we generally vote against these types of proposals, which are generally initiated by shareholders, unless we believe the proposal has significant economic implications.

F. Other Situations

No set of guidelines can anticipate all situations that may arise. Our portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

G. Section 12(d)(1)(F) Investment Companies

Proxy proposals of registered investment companies that are portfolio holdings of any fund relying on Section 12(d)(1)(F) of the Investment Company Act of 1940 ("Section 12(d)(1)(F) Fund") for which C&S is the adviser shall be voted in accordance with the requirements of that Section. That is, C&S either will have the Section 12(d)(1)(F) Fund seek instructions from its shareholders with regard to the voting of a proxy of such registered investment company and vote such proxy only in accordance with such instructions, or will vote the shares held by the Section 12(d)(1)(F) Fund in the same proportion as the vote of all other holders of such registered investment company securities.

V. Proxy Voting Procedures

C&S shall maintain a record of all voting decisions for the period required by applicable laws. In each case in which C&S votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of C&S shall have responsibility for voting proxies. The Investment Committee shall appoint a designee (the "Designee") who shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The General Counsel of C&S shall have overall responsibility for ensuring that C&S complies with all proxy voting requirements and procedures.

VI. Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by C&S:
 o Name of the company
 o Ticker symbol
 o CUSIP number
 o Shareholder meeting date
 o Brief identification of each matter voted upon
 o Whether the matter was proposed by management or a shareholder
 o Whether C&S voted on the matter
 o If C&S voted, then how C&S voted
 o Whether C&S voted with or against management

The General Counsel of C&S shall be responsible for maintaining and updating these Policies and Procedures, and for maintaining any records of written client requests for proxy voting information. The General Counsel shall ensure that the Investment Committee maintains documents that were prepared by C&S and were deemed material to making a voting decision or that memorialized the basis for the decision.

C&S shall rely on the SEC's EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

II. Conflicts of Interest

                                                                              73

There may be situations in which C&S may face a conflict between its interests and those of its clients or fund shareholders. Potential conflicts are most likely to fall into three general categories:

o Business Relationships - This type of conflict would occur if C&S or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of C&S or its affiliate with the company or proponent. In the context of C&S, this could occur if Cohen & Steers Capital Advisors, a wholly owned subsidiary of C&S ("Capital Advisors"), has a material business relationship with a company that C&S has invested in on behalf of its clients, and C&S is encouraged to vote in favor of management as an inducement to acquire or maintain the Capital Advisors relationship.

o Personal Relationships - C&S or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

o Familial Relationships - C&S or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to identify if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

o Financial Based Materiality - C&S presumes a conflict to be non-material unless it involves at least $500,000.

o Non-Financial Based Materiality - Non-financial based materiality would impact the members of the C&S Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, C&S shall vote in accordance with the advice of a proxy voting service. C&S currently uses ISS to provide advice on proxy voting decisions.

The General Counsel of C&S shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

1. Identifying Conflicts - The General Counsel of C&S is responsible for monitoring the relationships of Capital Advisors for purposes of C&S's Inside Information Policies and Procedures. The General Counsel of C&S(or his designee) maintains a watch list and a restricted list. The Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at C&S, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel of C&S(or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel of C&S shall inform the Investment Committee that no proxy vote is to be submitted for that company until the General Counsel completes the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel of C&S (or his designee) shall notify on at least an annual basis the members of the Investment Committee of their obligation to disclose any personal or familial relationships with a portfolio company that could raise potential conflict of interest concerns. Investment Committee members shall also advise the General Counsel of C&S (or his designee) if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

2. Identifying Materiality - The General Counsel of C&S (or his designee) shall be responsible for determining whether a conflict is material. He shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

3. Communication with Investment Committee; Voting of Proxy - If the General Counsel of C&S determines that the relationship between Capital Advisors and a company is financially material, he shall communicate that information to the members of the Investment Committee and instruct them, and the Designee, that C&S will vote its proxy based on the advice of ISS or other consulting firm then engaged by C&S. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case C&S again will vote its proxy based on the advice of ISS or other consulting firm then engaged by C&S. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify C&S from voting common stock issued by that company, since the member's personal and professional interests will be aligned.

In cases in which C&S will vote its proxy based on the advice of ISS or other consulting firm then engaged by C&S, the General Counsel of C&S(or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel of C&S will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted).

VIII. Cohen & Steers Funds

74

Proxies relating to portfolio securities held by any Cohen & Steers Fund shall be voted in accordance with this Statement of Policies and Procedures. For this purpose, the Board of Directors of the Cohen & Steers Funds has delegated to C&S the responsibility for voting proxies on behalf of the Funds. The General Counsel of C&S shall make an annual presentation to the Board regarding this Statement of Policy and Procedures, including whether any revisions are recommended, and shall report to the Board at each regular, quarterly meeting with respect to any conflict of interest situation that arose regarding the proxy voting process.

IV. Annual Review; Reporting

The chief compliance officer (CCO) of C&S (or his designee) shall conduct an annual review to assess compliance with these policies and procedures. This review will include sampling a limited number of proxy votes during the prior year to determine if they were consistent with these policies and procedures. The results of this review will be reported to the General Counsel of C&S and the CCO of the Funds.

Any violations of these policies and procedures shall be reported to the General Counsel or CCO of C&S. If the violation relates to any Cohen & Steers Fund, the General Counsel or CCO of C&S shall report such violation to the CCO of the Funds.

Columbia Management Advisors, LLC

Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940
Form N-PX
ERISA Department of Labor Bulletin 08-2
Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act ("ERISA") accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC ("CMA") has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management ("GWIM") Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer's Office), as well as to Compliance Risk Management ("CRM") and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties. Rather, the investment company clients' proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA's proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of Achieving Compliance

                                                                              75

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group's monitoring will take into account the following elements: (1) periodic review of the proxy vendor's votes to ensure that the proxy vendor is accurately voting consistent with CMA's Voting Guidelines; and (2) review of Columbia Funds' fund website to ensure that the annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee's charter.

CMA'S INVESTMENT ASSOCIATES' RESPONSIBILITIES

Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1 , or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients' best interests.

1 Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

For those proxy proposals that: (1) are not addressed by CMA's proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA's conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management's Conflicts of Interest Officer in writing (see Appendix
B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest. CMA will invoke one or more of the following conflict management procedures:
 o Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);

 o Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent; or

76

 o In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation ("BAC") or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest - Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews it proxy vendor's conflicts of interest procedures as part of its oversight of the proxy vendor's services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits - Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer's voting securities that CMA can hold for clients (collectively, "Ownership Limits").

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA's proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA's Proxy Voting Guidelines - General Practices.
The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA's Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.
A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters
For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxies of Investment Company Shares. Proposals on issues other than affiliated investment companies (previously described) will be voted on the specific instruction of the Proxy Committee.

6. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA's Quantitative Strategies Group and within another CMA-managed account (including without limitation an account

                                                                              77

  actively managed by CMA's Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

7. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management's compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:
 o The name of the issuer of the security;
 o The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
 o The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
 o The shareholder meeting date;
 o A brief identification of the matter voted on;
 o Whether the matter was proposed by the issuer or by a security holder;
 o Whether the company cast its vote on the matter;
 o How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and
 o Whether the company cast its vote for or against management

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

Document                                                              Responsible Party
 Proxy Committee Meeting Minutes and Related Materials                Proxy Group in GWIM Investment Operations
 Proxy Vote Recommendation Form and Supporting Materials of           Proxy Group in GWIM Investment Operations
 Investment Management Personnel Concerning Proxy Decisions
 and Recommendations (or any other document created by CMA
 that was material to making a voting decision or that memorializes the basis for the voting decision)
 Conflicts of Interest Review Documentation, including Conflicts of   Compliance Risk Management
 Interest Forms
 Client Communications Regarding Proxy Matters                        Client Service Group
 Copy of Each Applicable Proxy Statement Unless it has been Filed     Proxy Group in GWIM Investment Operations
 with the SEC and may be Obtained from the SEC's EDGAR System

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

78

APPENDIX A - CMA's Proxy Voting Policy
CMA'S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:
 o Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

     However, CMA generally will WITHHOLD votes from pertinent director nominees if:

     (i) the board as proposed to be constituted would have more than one-third of its members from management;

    (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

    (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters - ratification of the appointment of auditors);

     (iv) a director serves on more than six public company boards;

     (v) the CEO serves on more than two public company boards other than the company's board.

  On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.
 o Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.
 o Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:
 o Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:
  o Established governance standards and guidelines.
  o Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.
  o Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.
  o A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
  o Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
  o The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.
 o Proposals that grant or restore shareholder ability to remove directors with or without cause.
 o Proposals to permit shareholders to elect directors to fill board vacancies.

 o Proposals that encourage directors to own a minimum amount of company stock.

 o Proposals to provide or to restore shareholder appraisal rights.
 o Proposals to adopt cumulative voting.
 o Proposals for the company to adopt confidential voting.

                                                                              79

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:
 o Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
 o Proposals that give management the ability to alter the size of the board without shareholder approval.
 o Proposals that provide directors may be removed only by supermajority vote.
 o Proposals to eliminate cumulative voting.
 o Proposals which allow more than one vote per share in the election of directors.
 o Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
 o Proposals that mandate a minimum amount of company stock that directors must own.
 o Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:
 o Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.
 o Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.
 o CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.
 o CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:
 o Proposals requiring that executive severance arrangements be submitted for shareholder ratification.
 o Proposals asking a company to expense stock options.
 o Proposals to put option repricings to a shareholder vote.
 o Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.
 o Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:
 o Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.
 o Proposals to authorize the replacement or repricing of out-of-the money options.
 o Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

80

 o Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

  For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.
 o Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
 o Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
 o Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:
 o Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:
  o Whether the company has attained benefits from being publicly traded.
  o Cash-out value
  o Balanced interests of continuing vs. cashed-out shareholders
  o Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills
 o CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
 o CMA generally votes FOR shareholder proposals to eliminate a poison pill.
 o CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail
 o CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote
 o CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions
 o CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:
 o Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.
 o Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA generally will vote FOR:
 o Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.
 o Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
  o Credible reason exists to question:

                                                                              81

   o The auditor's independence, as determined by applicable regulatory requirements.
   o The accuracy or reliability of the auditor's opinion as to the company's financial position.
  o Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.
 o Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
 o Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:
 o Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
 o Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.
 o Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:
 o Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:
 o Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.
 o Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:
 o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and
 o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:
 o Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
 o Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.
 o Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.
 o Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.
 o Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.
 o Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors' Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:
 o The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.
 o No call/put option agreement exists between the company and the foundation.
 o There is a qualifying offer clause or there are annual management and supervisory board elections.
 o The issuance authority is for a maximum of 18 months.
 o The board of the company-friendly foundation is independent.
 o The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
 o There are no priority shares or other egregious protective or entrenchment tools.
 o The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

82

 o Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
 o Board structure
 o Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:
 o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
 o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
 o Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
 o Are interested directors and sit on the audit or nominating committee; or
 o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
 o Past performance relative to its peers
 o Market in which fund invests
 o Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)
 o Past shareholder activism, board activity and votes on related proposals
 o Strategy of the incumbents versus the dissidents
 o Independence of incumbent directors; director nominees
 o Experience and skills of director nominees
 o Governance profile of the company
 o Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
 o Past performance as a closed-end fund
 o Market in which the fund invests
 o Measures taken by the board to address the discount
 o Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
 o Proposed and current fee schedules
 o Fund category/investment objective
 o Performance benchmarks
 o Share price performance as compared with peers
 o Resulting fees relative to peers
 o Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
 o Stated specific financing purpose
 o Possible dilution for common shares

                                                                              83

 o Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
 o Potential competitiveness
 o Regulatory developments
 o Current and potential returns
 o Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
 o Fund's target investments
 o Reasons given by the fund for the change
 o Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:
 o Political/economic changes in the target market
 o Consolidation in the target market
 o Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:
 o Potential competitiveness
 o Current and potential returns
 o Risk of concentration
 o Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
 o Strategies employed to salvage the company
 o Past performance of the fund
 o Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
 o The degree of change implied by the proposal
 o The efficiencies that could result
 o The state of incorporation; net effect on shareholder rights
 o Regulatory standards and implications

CMA will vote FOR:
 o Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
 o Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

84

CMA will vote AGAINST:
 o Proposals enabling the Board to:
  o Change, without shareholder approval the domicile of the fund
  o Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
 o Regulations of both states
 o Required fundamental policies of both states
 o The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
 o Fees charged to comparably sized funds with similar objectives
 o The proposed distributor's reputation and past performance
 o The competitiveness of the fund in the industry
 o Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
 o Resulting fee structure
 o Performance of both funds
 o Continuity of management personnel
 o Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
 o Performance of the fund's NAV
 o The fund's history of shareholder relations
 o The performance of other funds under the adviser's management

                                                                              85

APPENDIX B
Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

--------------------------------------------------------------------------------
Issuer and Proxy Matter:
 ----------------------------------------------------------------

1. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer1?

2. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3. Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group2?

4. Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

--------------
1 Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

2 Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

86

APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:
-------------------------------------------------------------

Company Name:
---------------------------------------------------------------------

Overview of Proxy Vote and Meeting
Date: ------------------------------------------------------

Proxy Agenda Item(s)
------------------------------------------------------------------

Description of Item:
-------------------------------------------------------------------

--------------------------------------------------------------------------------
(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale: --------------------------------------

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

------------------------------------
Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed "Conflicts of Interest Disclosure and Certification Form" to Compliance Risk Management (Conflicts Officer).

--------------------------------------------------------------------------------
Send Completed Forms to:

GWIM Investment Operations - Proxy Department

     or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

Delaware Management Company

The Funds have formally delegated to its investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS/Risk Metrics"), a wholly owned subsidiary of RiskMetrics Group ("RiskMetrics") to analyze proxy statements on behalf of the Funds and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/
Risk Metrics proxy voting activities. If a proxy has been voted for the Funds, ISS/Risk Metrics will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii)

                                                                              87

generally vote against proposals to require a supermajority shareholder vote;
(iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case bases; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

Because the Funds have delegated proxy voting to the Adviser, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Funds are voted by ISS/Risk Metrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/Risk Metrics pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS/Risk Metrics' recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS/
Risk Metrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

Janus Capital Management LLC

Proxy Voting Procedures - February 2008

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

General Policy. Janus votes proxies in the best interest of its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service (as hereinafter defined)). Janus will only accept direction from a client to vote proxies for that client's account pursuant to: 1) the Janus Capital Management LLC Proxy Voting Guidelines ("Guidelines"); 2) the recommendations of The Risk Metrics Group, formerly known as Institutional Shareholder Services (the "Proxy Voting Service"); or 3) the recommendations of the Proxy Voting Service under their Proxy Voter Services program.

ERISA Plan Policy. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

Proxy Voting Committee. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Vice President of Investment Accounting, the Assistant Vice President of Compliance, and a Portfolio Management representative (or their designees). Internal legal counsel serves as a consultant to the Committee and is a non-voting member. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Guidelines. While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, the manager is required to document the reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

Investment Accounting Group. The Investment Accounting Group is responsible for administering the proxy voting process as set forth in these procedures and the Guidelines. The Proxy Administrator in the Investment Accounting Group works with the Proxy Voting Service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

88

Voting and Use of Proxy Voting Service. Janus has engaged an independent proxy voting service, the Proxy Voting Service, to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio mangers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer(s) or the Director of Research.
The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) the proxy question relates to a company and/or issue in which the Proxy Voting Services does not have research, analysis and/or a recommendation available, or (3) the Guidelines call for Janus portfolio manager input. The Proxy Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

Procedures for Proxy Issues Outside the Guidelines. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who hold(s) the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer(s) (or the Director of Research in his/her absence) to determine how to vote.

Procedures for Voting Janus "Fund of Funds". Janus advises certain portfolios or "fund of funds" that invest in other Janus funds. From time to time, a fund of funds may be required to vote proxies for the underlying Janus funds in which it is invested. Accordingly, if an underlying Janus fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner fund of funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund (also know as "echo-voting").

Conflicts of Interest. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Because the Guidelines are pre-determined and designed to be in the best interests of shareholders, application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines, the Committee will review the proxy votes to determine whether the portfolio manager's voting rationale appears reasonable and no material conflict exists.

A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. In addition, any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer(s) (or the Director of Research) to vote the proxy.

If a matter is referred to the Chief Investment Officer(s) (or the Director of Research) the decision made and basis for the decision will be documented by the Committee.

Reporting and Record Retention. Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. On an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.

Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus Guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are

                                                                              89

either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

Marsico Capital Management, LLC Proxy Voting Policy and Procedures

It is the policy of MCM to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM's clients, as summarized here.
 o MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).
 o In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders.
   In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.
  MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.
 o In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.
 o MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's Proxy Voting Policy and reports describing the voting of a client's proxies are available to the client on request.
 o MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM's Proxy Voting Policy and Procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Massachusetts Financial Services Company

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS' other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional relationships.

In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In

90

other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.

As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

   a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

   b. Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

     c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, "Non Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

   a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, (ii) MFS institutional clients (the "MFS Significant Client List");

                                                                              91

   b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

   c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

   d. For all potential material conflicts of interest identified under clause
   (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

From time to time, certain MFS Funds (the "top tier fund") may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.

3. Gathering Proxies

Most U.S. proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots, reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Risk Metrics Group, Inc.(the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS' Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and the members of the MFS Proxy Voting Committee.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS also receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.1 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

92

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS will not be able to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board on the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally in sufficient advance notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term interest economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

C. MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS' Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy ballot has not been received from the client's custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

E. REPORTS

At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

1 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off-date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

Metropolitan West Capital Management, LLC

Proxy Voting Policies and Procedures Summary

In compliance with the guidelines of the SEC, MWCM has adopted the required proxy voting policies and procedures. A summary of MWCM's Policies and Procedures is provided below.

Generally, and except to the extent that a client otherwise instructs MWCM in writing, MWCM will vote by proxy or otherwise on all matters for which a shareholder vote is solicited by, or with respect to, issuers of securities beneficially held in client accounts in such manner as MWCM deems appropriate, in accordance with its written Policies and Procedures. These Policies and Procedures set forth guidelines for voting many typical proxy proposals. In certain instances, MWCM may determine that it is in its clients' best interest to deviate from the guidelines or the proxy issue may require individual case-by-case consideration under the guidelines. These guidelines typically result in MWCM voting consistent with the recommendations of the issuer's management in most routine matters,

                                                                              93

which MWCM believes to be in the best interest of clients. The Lead Strategist or designee is primarily responsible for monitoring corporate developments and voting proxies in the best interest of clients.

Where a proxy proposal raises a material conflict of interest between the interests of MWCM and its clients, MWCM will vote in accordance with the guidelines where MWCM does not have discretion to deviate from the guidelines. Alternatively, MWCM will obtain voting direction from an independent third party or disclose the conflict of interest to the client and abstain from voting or obtain client consent prior to voting the securities. There may also be a variety of corporate actions or other matters for which shareholder action is required or solicited and with respect to which MWCM may take action that it deems appropriate in its best judgment, except to the extent otherwise required by agreement with the client. These actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

By written request to Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, a client may obtain a copy of MWCM's Proxy Voting Policies and Procedures and/or information on how MWCM has voted proxies with respect to the client's securities.

Mondrian Investment Partners Limited

The Fund has formally delegated to its investment adviser, Mondrian Investment Partners Ltd. (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. The Adviser will vote proxies on behalf of the Fund pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, ISS will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than August 31, 2004. The Committee is responsible for overseeing ISS's proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

Because the Fund has delegated proxy voting to the Adviser, the Fund obviously does not encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. The Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they must vote the proxy in accordance with ISS's original recommendation.

94

SSgA Proxy Voting Policy

Introduction

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies,
FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2) provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4) matches proxies received with holdings as of record date;

     5) reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7) documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. ("RMG"), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Manager of Corporate Governance is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

   (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

   (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from RMG, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue

                                                                              95

along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

Voting

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I. Generally, FM votes for the following ballot items:

Board of Directors
 o Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer
 o Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.
 o Proposals to limit directors' liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office
 o Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern
 o The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.
 o Mandates requiring a majority of independent directors on the Board of Directors
 o Mandates that Audit, Compensation and Nominating Committee members should all be independent directors
 o Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee
 o Elimination of cumulative voting
 o Establishment of confidential voting
 o Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

96

Auditors
 o Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors
 o Auditors' compensation, provided the issuer has properly disclosed audit and nonaudit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors
 o Discharge of auditors*
 o Approval of financial statements, auditor reports and allocation of income
 o Requirements that auditors attend the annual meeting of shareholders
 o Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities
 o Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Capitalization
 o Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income
 o Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase
 o Capitalization changes which eliminate other classes of stock and/or unequal voting rights
 o Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.
 o Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures
 o Elimination of shareholder rights plans ("poison pill")
 o Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)
 o Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced
 o Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination
 o Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")
 o Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation
 o Stock purchase plans with an exercise price of not less that 85% of fair market value
 o Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.
 o Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet
 o Expansions to reporting of financial or compensation-related information, within reason
 o Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

Routine Business Items

                                                                              97

 o General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
 o Change in Corporation Name
 o Mandates that amendments to bylaws or charters have shareholder approval

Other
 o Adoption of anti-"greenmail" provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii)
     contains no anti-takeover measures or other provisions restricting the rights of shareholders
 o Repeals or prohibitions of "greenmail" provisions
 o "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors
 o Establishment of classified boards of directors, unless 80% of the board is independent
 o Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees
 o Limits to tenure of directors
 o Requirements that candidates for directorships own large amounts of stock before being eligible to be elected
 o Restoration of cumulative voting in the election of directors
 o Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer
 o The elimination of shareholders' right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).
 o Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy
 o Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares
 o Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:
  o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or
  o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or
  o (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or
  o (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization
 o Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders
 o Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures
 o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
 o Adjournment of Meeting to Solicit Additional Votes

98

 o Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced
 o Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation
 o Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)
 o Retirement bonuses for non-executive directors and auditors
 o Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items
 o Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
 o Reincorporation in a location which has more stringent anti-takeover and related provisions
 o Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other
 o Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature
 o Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact
 o Proposals which require inappropriate endorsements or corporate actions
 o Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:
 o Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
 o Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders
 o Against offers where, at the time of voting, the current market price of the security exceeds the bid price
 o For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value
 o For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, RMG or other sources
- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process - especially the proxy voting

                                                                              99

process - as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

   2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

   3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

   4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote - such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

100

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee is composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties, such as RiskMetrics Group ("RMG") (formerly knows as Institutional Shareholder Services) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio managers decide how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or or their portfolios may have different investment objectives, these factors among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing, and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price's voting guidelines-many of which are consistent with RMG positions-T. Rowe Price ocassionally may deviate from RMG recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. T.Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee. as well as a compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards' accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at or below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risks to the company's business. For companies with particularly egregious pay practices we may vote against compensation committee members. Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company's executive compensation practices ("Say-on-Pay" proposals) a majority of the time.

                                                                             101

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairmans and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of the company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company's businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Templeton Investment Counsel, LLC

Proxy Voting Policies & Procedures

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analysis of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third

102

party analytical research firm, to receive analysis and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analysis are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

     1. The issuer is a client1 of Investment Manager or its affiliates;

   2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

   3. The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank)2

   4. An Access Person3 of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;

   5. A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member4 of such director or trustee, also serves as an officer or director of the issuer; or

     6. The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

1 For purposes of this section, a "client" does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a "client."

2 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 "Access Person" shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

4 The term "immediate family member" means a person's spouse; child residing in the person's household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer's management.

Material conflicts of interest are identified by the Proxy Group based upon analysis of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified, the Proxy Group, may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U.S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Soci-t-d'investissement - capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

                                                                             103

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager's vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(I)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or (3) when required pursuant to an account's governing documents or applicable laws. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analysis, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analysis, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

104

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money

                                                                             105

managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter an "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

   1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

   2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

   3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

   4. In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

   5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

   6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

   7. The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

   8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group's file and forwards a copy to either the appropriate

106

   portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

   9. If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

   10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

   11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

   12. The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

   13. The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

   14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-

     15. At least annually, the Proxy Group will verify that:
   o All annual proxies for the securities held by Advisory Clients have been received;
   o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
   o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;
   o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and
   o Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca. no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 2, 2008

Turner Investment Partners, Inc.

PROXY VOTING POLICY AND PROCEDURES
Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

                                                                             107

Duties with Respect to Proxies:
Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:
In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:
Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:
Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner's control.

108

Obtaining Proxy Voting Information:
To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations and Technology Administration
C/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Recordkeeping:
Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised: April 1, 2007

Wellington Management Company, LLP

The Funds for which Wellington Management Company, LLP (`Wellington Management") serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management's Corporate Governance Committee is responsible for the review and oversight of the firm's Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management's Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

LVIP Wilshire Risk-based Funds and LVIP Wilshire Target Maturity Funds

Background
The Lincoln Variable Insurance Products Trust offers certain series fund-of-funds, which are referred to as the "Profile Funds." Each Profile Fund intends to invest substantially all of its assets in shares of the Trust series referred to as "Underlying Funds." The Underlying Funds are other investment companies or series that offer their shares as investment options for variable annuity and/or variable life insurance contracts issued by The Lincoln National Life Insurance Company ("Lincoln Life") and Lincoln Life & Annuity Company of New York (collectively, the "Insurance Companies").

The Insurance Companies and the Underlying Funds currently rely on Paragraph
(b)(15) of Rule 6e-3(T) under the Investment Company Act of 1940 (the "1940 Act") for an exemption from the certain provisions of the 1940 Act to the extent necessary to permit shares of an Underlying Fund to be sold to and held by variable annuity and variable life insurance separate accounts of the Insurance Companies (such exemption referred to as "Mixed Funding Relief").

The Trust, on behalf of the Profile Funds, will comply with all the conditions that apply to it as specified in Paragraph (b)(15) of Rule 6e-3(T) in connection with the Mixed Funding Relief, and in this respect, the Profile Funds will monitor for the existence of any material irreconcilable conflict between the interests of variable annuity contractholders and variable life insurance contractholders investing in such Fund. The Profile Funds shall have the rights and responsibilities of registered investment companies in which insurance companies invest as specified in such Paragraph.

The SEC staff has informally taken the position that Mixed Funding Relief may be relied upon by the insurance companies and underlying funds of a fund-of-funds, subject to the certain "echo voting" procedures, notwithstanding the investment in the underlying funds by an intervening fund-of-funds. The Trust wishes to adhere to the informal position of the SEC staff, and, accordingly has established the following procedures.

                                                                             109

Procedures

To the extent that an Underlying Fund whose shares are held by a Profile Fund solicits a shareholder vote on any matter, the Profile Fund shall vote such shares of the Underlying Fund in the same proportion as the vote of all other holders of shares of such Underlying Fund, as described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act. This type of voting structure is commonly referred to as "echo voting."

110

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of the funds' fiscal year ended December 31, 2009:

BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)

Mr. Baron has an employment agreement that includes a fixed base salary, a fixed bonus that is roughly equivalent to 42% of his base salary and a performance bonus based on a percentage of the management fees earned on the funds that he manages. This contract is for five years, with automatic one-year extensions thereafter. Mr. Baron also has a line of credit from Baron Capital Group, Inc. and its subsidiaries, BAMCO, Inc., Baron Capital Management, Inc. and Baron Capital, Inc. (collectively the "Firm"") and the Firm has agreed to post collateral up to a fixed amount for his personal bank loans. The terms of his contract are based on Mr. Baron's role as the Firm's Founder, Chief Executive Officer, and Chief Investment Officer, and his position as portfolio manager for the majority of the Firm's assets under management. Consideration is given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm.

Cohen & Steers (LVIP Cohen & Steers Global Real Estate Fund)
Portfolio managers and research analysts receive a base salary plus a performance-based incentive bonus (consisting of cash and equity in the form of restricted stock units), which is designed to be a meaningful portion of compensation. Portfolio managers are evaluated on performance relative to their benchmark on a one-and three-year basis and performance relative to peer groups. Research analysts' incentive compenstation is based on the quality of their research inputs to our valuation model and their investment cases, as well as their contribution to the investment process. Traders' incentive compensation is based on the efficiency of their trading execution measured, in part, by Abel/Noser. Other factors that contribute to total compensation include the firm's overall success, including growth and profitability, each person's contribution to that success and each individual's performance with regard to teamwork, attitude, leadership and values. The firm uses McLagan to benchmark compensation relative to market comparables, and our goal is to be in the top quartile relative to that survey.
All employees earning a threshold amount receive a significant portion of their total compensation in restricted stock units ("RSUs"), at least 15%-35%, which vest and convert to common stock ratably over four years. In addition, all employees may voluntarily defer up to 25% of their bonus to the optional Stock Purchase Program under the Stock Incentive Plan. Any such bonus amounts mandated or voluntarily deferred into RSUs are matched 25% by the firm in additional RSUs. All employees are eligible to participate in a stock purchase plan as well, whereby emplyees may purchase the firm's common stock at a 15% discount. A significant amount of the firm's equity is held by employees.

Columbia Management Advisors, LLC (Columbia Value Opportunites Fund)

Columbia Management's portfolio managers received their compensation from Columbia Management and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia Management) in which the account is invested. A portfolio manager's bonus is variable and generally is based on (1) an evaluation of the portfolio manager's investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager's three and five year performance. Columbia Management also may consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

Performance Benchmarks

                                                   Morningstar Category
Portfolio Manager          Primary Benchmark       (Peer Group)
 Jarl Ginsberg             Russell 2000 Value TR   Small Value
 Christian K. Stadlinger   Russell 2000 Value TR   Small Value

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management's profitability for the year, which is largely determined by assets under management.

                                                                             111

Delaware Management Company ("DMC") (Bond Fund, Growth and Income Fund, Money Market Fund, Social Awareness Fund, Special Opportunties Fund)

COMPENSATION STRUCTURE

Each portfolio manager's compensation consists of the following:

BASE SALARY - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus - (Mr. Francis Morris, Mr. Adams, Mr. Michael Morris and Mr. Padilla only) Each named portfolio manager is eligible to receive an annual cash bonus.

The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one's standing in the Lipper peer groups on a one-year, three-year and five year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

(Mr. Beck, Mr. Hughes and Mr. Madden only) Each named portfolio manager is eligible to receive an annual cash bonus.

The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for a product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices.

Performance is measured as a result of one's standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund that falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

(Mr. Chow, Mr. Early and Ms. Isom only) Due to transitioning of responsibilities of our fixed income managers over the past year, some of the managers' bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other seperate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts.

Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper peer group or Morningstar peer group percentile ranking on a one-year, three-year and five-year basis, with longer-term performance more heavily weighted.

For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year and five-year basis, with longer term performance more heavily weighted.

There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th - 30th percentile.

There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25% - 40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

112

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards a longer-term performance for these portfolio managers over time.

DEFERRED COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan. In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn an indirect, wholly-owned subsidiary of Lincoln National Corporation.

The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to provide certain employees of the Manager with a more direct means of participating in the growth of the

Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

OTHER COMPENSATION - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Janus Capital Management LLC ("Janus") (LVIP Janus Capital Appreciation Fund)

The following describes the structure and method of calculating a portfolio manager's compensation as of December 31, 2008.

Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing the fund and any other funds, portfolios or accounts for which they have exclusive shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group Inc. ("JCGI") restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager. Variable compensation is calculated on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay the portfolio managers primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by

                                                                             113

subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

CIO Variable Compensation: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

The Fund's Lipper peer group for compensation purposes is the Large-Cap Growth Funds.

Marsico Capital Management (Marsico International Growth Fund)

The compensation package for portfolio manages of MCM is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including MCM's overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from account charging performance -based fees.

Exceptional individual efforts are typically rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other MCM benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from MCM. In addition, MCM's portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns MCM, and may receive distributions on those equity interests.

As a general matter, MCM does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager's ability. To encourage a long-term horizon for managing portfolios, MCM evaluates a portfolio manager's performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manger's leadership within MCM's Investment Management Team, contributions to MCM's overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other consideration.

Massachusetts Financial Services Company (MFS Value Fund)

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

Performance Bonus - Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager over a one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2008, the following benchmarks were used:

Portfolio Manager   Benchmark(s)

114

                    Lipper
                    Large-Cap
                    Value Funds
                    Lipper Global
                    Funds
                    Lipper
                    Mixed-Asset
                    Target
                    Allocation
                    Moderate
                    Funds
                    Lipper
                    Equity-Income
                    Funds
                    MSCI World
                    Index
                    MSCI World
                    Index Value
                    Lipper Global
                    Large-Cap
                    Value Funds
                    Russell 1000
                    Value Index
                    Standard &
                    Poor's 500
                    Stock Index
                    Barclays
                    Capital U.S.
                    Aggregate
                    Bond Index
                    JP Morgan
                    Global
                    Government
                    Bond Index
                    MSCI KOKUSAI
                    Index
                    Standard &
                    Poor's
                    500/Citigroup
Nevin P. Chitkara   Value Index

                                                                             115

                   Lipper
                   Large-Cap
                   Value Funds
                   Lipper Global
                   Funds
                   Lipper
                   Equity-Income
                   Funds
                   Russell 1000
                   Value Index
                   Standard &
                   Poor's 500
                   Stock Index
                   Barclays
                   Capital U.S.
                   Aggregate
                   Bond Index
                   MSCI World
                   Index
                   JP Morgan
                   Global
                   Government
                   Bond Index
                   MSCI KOKUSAI
                   Index
                   Standard &
                   Poor's
                   500/Citigroup
Steven R. Gotham   Value Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over three-year period with lesser consideration given to portfolio performance over one-year period and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Metropolitan West Capital Management, LLC (LVIP Wells Fargo Intrinsic Value
Fund)

Compensation for investment professionals consists of a base salary, bonus and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental) and 401(k) plan. A material portion of each professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may exceed 100% of salary. While Wachovia Corporation, now a fully owned subsidiary of Wells Fargo & Company, holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive additional payments based on the profitability of the firm. MetWest Capital professionals who hold ownership interests in the firm do not receive investment performance-related bonuses.

MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically three to five years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

116

Mondrian Investment Partners Limited ("Mondrian") (International Fund)

Mondrian has the following programs in place to retain key investment staff:

1) Competitive Salary - All investment professionals are remunerated with a competitive base salary.

2) Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

3) Equity Ownership - Mondrian is ultimately controlled by a partnership of senior management and private equity funds sponsored by Hellman & Friedman, LLC, an independent private equity firm. Mondrian is currently 61% owned by approximately 70 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel through Atlantic Value Investment Partnership LP, and 39% owned by private equity funds sponsored by Hellman & Friedman, LLC. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not

"star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

SSgA Funds Management, Inc. ("SSgA FM")(LVIP SSgA Bond Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund)

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisors and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

T. Rowe Price Associates ("T. Rowe Price") (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad

                                                                             117

based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total return table of the fund's prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by our Investment Steering Committee and those funds are the same ones presented to our mutual fund directors in their regular review of fund performance. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for the Tax Efficient Funds. Compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Templeton Investment Counsel, LLC (Templeton Growth Fund)

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

Base Salary Each portfolio manager is paid a base salary.

Annual Bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment Performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

Non-Investment Performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

Additional Long-Term Equity-Based Compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers may also participate in retirement and benefit plans available generally to all employees of Franklin Templeton Investments.

Turner Investment Partners, Inc. (Turner Mid-Cap Growth Fund)

Turner's investment professionals receive a base salary commensurate with his or her level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is

118

a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes that its compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. Turner's Chief Investment Officer, Robert E. Turner is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The Chief Investment Officer is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Wellington Management Company, LLP (Capital Growth Fund and Mid-Cap Value)

Wellington Management receives a fee based on the assets under management of the each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management and Lincoln National Corporation (formerly, Jefferson Pilot Investment Advisory Corporation) on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2008.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of each Fund's manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (the "Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management, are determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. Base salaries for Wellington Management's employees are reviewed annually and be adjusted based on the recommendation of a Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.

Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Mordy and Shilling are partners of the firm.

Fund                                    Benchmark Index and/or Peer Group for Incentive Period
  LVIP Capital Growth Fund............. Russell 1000 Growth
  LVIP Mid-Cap Value Fund.............. Russell 2500 Value

Wilshire Associates ("Wilshire") (LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, LVIP Wilshire 2040 Profile Fund)

The portfolio manager's compensation is based on two major components, base salary and performnace bonus. The salary is set each year and is commensurate with the contribution that the portfolio manager makes to his team, the investment process and to the overall success of the firm. The bonus portion of his salary is based on the performance of each portfolio manager's accounts and contributions that individual made to the overall performance of the division and the company as a whole. The compensation package for the portfolio manager takes into consideration the performance of the funds.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13
(File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 66 (File No. 33-70742) filed on December 1, 2009.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 66 (File No. 33-70742) filed on December 1, 2009.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1. a. Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 33-70742) filed on January 25, 2010.

     b. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     c. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     d. Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP Mid-Cap Value Fund) filed herein as Exhibit 23(d)(1)(d).

     e. Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP Wells Fargo Intrinsic Value Fund) filed herein as Exhibit 23(d)(1)(e).

     f. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     g. Advisory Fee Waiver Agreement effective April 30, 2008 (LVIP SSgA Bond Index, LVIP SSgA International Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200 Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     h. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     i. Advisory Fee Waiver Agreement effective January 1, 2009 (LVIP Wilshire Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     j. Advisory Fee Waiver Agreement effective February 20, 2009 (LVIP Money Market Fund) filed herein as Exhibit 23(d)(1)(j).

   2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities
    Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Sub-Advisory Agreement dated October 15, 2007 between Lincoln Investment Advisors Corporation and Columbia Management Advisors, LLC (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund, LVIP

    Delaware Special Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Sub-Advisory Agreement dated October 1, 2009 between Lincoln Investment Advisors Corporation and Metropolitan West Capital Management, LLC (LVIP Wells Fargo Intrinsic Value Fund) filed herein as Exhibit 23(d)(8).

   9. Sub-Investment Management Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Janus Capital Management LLC (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLC (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated July 1, 2008 to Sub-Advisory Agreement (LVIP MFS Value
       Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   13. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (LVIP Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   14. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated April 30, 2008 to Sub-Advisory Agreement between between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742)
   filed on April 15, 2008.

   15. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

   16. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   19. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated (LVIP Profile and Target Maturity Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

                                      B-2

(h) 1. Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 33-70742) Filed on March 20, 2009.

   2. a. Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Delaware Service Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     b. Amendment effective December 29, 2009 to Accounting and Financial Administration Oversight Agreement filed herein as Exhibit 23(h)(2)(b).

   3. a. Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment 21 File No. 333-68842) filed on Form N-14 on
     April 3, 2009.

     b. Form of Amendment to Fund Participation Agreement (Lincoln Life) incorporated herein by reference to Post-Effective Amendment No. 68 (File No. 33-70742) filed on January 20, 2010. Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signature and may include other immaterial changes to the preliminary form of agreement.

   4. Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

     b. Form of Amendment to Fund Participation Agreement (Lincoln New York) incorporated herein by reference to Post-Effective Amendment No. 68 (File No. 33-70742) filed on January 20, 2010. Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signature and may include other immaterial changes to the preliminary form of agreement.

   5. Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Administration Agreement between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company filed herein as
     Exhibit 23(h)(10).

   11. Expense Limitation Agreement dated June 5, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Expense Limitation Agreement dated January 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Wilshire Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   13. Expense Limitation Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Columbia Value Opportunities, LVIP Capital Growth, LVIP Marsico International, LVIP MFS Value, LVIP Mid-Cap Value, LVIP SSgA Bond Index, LVIP SSgA International Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP T. Rowe Price Growth Stock,

                                      B-3

     LVIP Turner Mid-Cap Growth Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   (i) a. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

      b. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) N/A

(k) N/A

(l) N/A

(m) 1. Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective amendment No. 68 (File No. 33-70742) filed on January 20, 2010.

   2. Form of Distribution Services Agreement between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 68 (File No. 33-70742) filed on January 20, 2010. Becuase the actual agreement is not yet available, it will be filed in a subsequent amendment. The actual agreement will include signatures and may include other immaterial changes to the preliminary form of agreement.

(n) Multiple Class Plan incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 33-70742) filed on January 25, 2010.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Code of Ethics for BAMCO, Inc. dated October 12, 2005 (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 33-70742) filed on April 17, 2007.

   3. Code of Ethics for Cohen & Steers dated October 1, 2009 (LVIP Cohen & Steers Global Real Estate Fund) filed herein as Exhibit 23(p)(3).

   4. Code of Ethics for Columbia Management Advisors, LLC dated July 1, 2007 (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Money Market, LVIP Delaware Social Awareness, and LVIP Delaware Special Opportunities Funds) incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 33-70742) filed on December 22, 2008.

   6. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus Capital Appreciated Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Code of Ethics for Marsico Capital Management, LLC dated July 12, 2007 (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Code of Ethics for MFS Management dated January 1, 2007 (LVIP MFS Value
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   10. Code of Ethics for Metropolitan West Capital Management, LLC effective December 2008 (LVIP Wells Fargo Intrinsic Value Fund) filed herein as
     Exhibit 23(p)(10).

   11. Code of Ethics for SSgA Funds Management, Inc. dated October 2005 (LVIP SSgA S&P 500, LVIP SSgA Small-Cap, LVIP SSgA Bond, LVIP SSgA International Index, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International 150, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Code of Ethics for T. Rowe Price Group, Inc. dated March 1, 2008 (LVIP
     T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund) incorporated herein by referenced to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Code of Ethics for Templeton Global Advisors Limited effective July
     2008 (LVIP Templeton Growth Fund, LVIP Global Income Fund) incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 33-70742) filed on January 27, 2009.

                                      B-4

   14. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005 (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

   15. Code of Ethics for Wilshire Associates Incorporated dated January 2005 (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Wilshire 2010, 2020, 2030, 2040 Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   16. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment
No. 42 (File No. 33-70742) filed on April 18, 2008.

(q) Power of Attorney dated January 30, 2009 incorporated herein by reference to Post-Effective Amendment No. 64 (File No. 33-70742) filed on October 2, 2009.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated incorporated herein by reference to Post-Effective Amendment No. 33 filed on Form N-4 (File No. 333-63505) filed on January 25, 2010.

Item 24. Persons Controlled by or Under Common Control with Registrant

   See "Management of the Funds" and "Purchase and Redemption of Fund Shares" in the General Prospectus Disclosure forming Part A of this Registration Statement and "Investment Adviser and Sub-Advisers" in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, L, N, and Q; and for its Flexible Premium Variable Life Accounts M, R, and S; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts L and N and for its Flexible Premium Variable Life Accounts M, R, and S; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. The LVIP Wilshire Profile Funds (Aggressive, Conservative, Moderate, Moderately Aggressive, 2010, 2020, 2030 and 2040 Profile Funds) may also invest in other of the Trust's series of funds.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
   (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

                                      B-5

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned "Management of the Funds" in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Advisers" in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-advisers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC (Janus), BAMCO, Inc. (BAMCO), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Wilshire Associates Incorporated (Wilshire), SSgA Funds Management, Inc. (SSgA), Delaware Management Company (DMC), Wellington Management Company, LLP (Wellington), Columbia Management Advisors, LLC (Columbia), Marsico Capital Management, LLC (Marsico), Massachusetts Financial Services Company (MFS), Turner Investment Partners, Inc. (Turner), Templeton Investment Counsel, LLC (Templeton), and Metropolitan West Capital Management, LLC (MetWest Capital) are incorporated by reference from the section captioned "Management of the Funds" of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned "Investment Adviser and Sub-Advisers" forming Part B of this Registration Statement and Item 7 of
   Part II of the Form ADV of T. Rowe Price, Mondrian, Janus, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, Templeton, and MetWest Capital filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC, T. Rowe Price, Mondrian, Janus, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, Templeton, and MetWest Capital are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of T. Rowe Price, Mondrian, Janus, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, Templeton, and MetWest Capital.

Item 27. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln Life Flexible Premium Variable Life Account Z.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; LLANY Separate Account N for Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Anant Bhalla*              Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel H. Schwartz*          Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Vice President and Director
Thomas O'Neill*            Director
Linda E. Woodward***       Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

                                      B-6

*** Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN
46802

     (c) n/a

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Lincoln Investment Advisors Corporation, One Granite Place, Concord, New Hampshire, 03301; and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Mondrian INvestment Partners Limited, 80 Cheapside, London EC2V6EE; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401; SSgA Fund Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Delaware Management Company, 2005 Market Street, Philadelphia, Pennsylvania 19103; Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111; Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02111; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado 80202; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; and Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, and the Trust's custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 71 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 29th day of January, 2010.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

                                      B-7

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 29, 2010.

Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Daniel R. Hayes
------------------------------
* /s/ William P. Flory, Jr.      Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H. Windley
*By: /s/ Cynthia A. Rose         Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose

EXHIBIT INDEX
-------------
23(d)(1)(d)   Advisory Fee Waiver Agreement (LVIP Mid-Cap Value Fund)
23(d)(1)(e)   Advisory Fee Waiver Agreement (LVIP Wells Fargo Intrinsic Value
              Fund)
23(d)(1)(j)   Advisory Fee Waiver Agreement (LVIP Money Market Fund)
23(d)(8)      Sub-Advisory Agreement (LVIP Wells Fargo Intrinsic Value Fund)
23(h)(2)(b)   Amendment to Accounting and Financial Administration Oversight
              Agreement
23(h)(10)     Administration Agreement
23(p)(3)      Code of Ethics (Cohen & Steers)
23(p)(10)     Code of Ethics (Metropolitan West Capital Management)